UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number:
811-09102
Name of Fund:
iShares, Inc.
Fund Address:  c/o BlackRock Fund Advisors, 400 Howard Street, San Francisco, CA 94105
Name and address of agent for service:  The Corporation Trust Incorporated, 2405 York Road, Suite 201, Lutherville-Timonium, Maryland 21093

Registrant's telephone number, including area code:
(415) 670-2000
Date of fiscal year end:
10/31/2026
Date of reporting period:
4/30/2026
Item 1 — Report to Stockholders
(a) The Report to Shareholders is attached herewith

iShares Euro High Yield Corporate Bond USD Hedged ETF
EUHY | Cboe BZX Exchange
Semi-Annual Shareholder Report — April 30, 2026

This semi-annual shareholder report contains important information about iShares Euro High Yield Corporate Bond USD Hedged ETF (the “Fund”) (formerly known as iShares International High Yield Bond ETF) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Euro High Yield Corporate Bond USD Hedged ETF	$18	0.35%(a)
(a)	Annualized.
Key Fund statistics
Net Assets	$191,058,250
Number of Portfolio Holdings	667
Portfolio Turnover Rate	16%
What did the Fund invest in?
(as of April 30, 2026)
Credit quality allocation
Moody's Credit Rating*	Percent of Total Investments(a)
Aaa	0.1%
Baa	4.5%
Ba	41.9%
B	27.4%
Caa	4.4%
Ca	0.1%
Not Rated	21.6%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
France	20.6%
Germany	12.9%
Italy	12.7%
United States	12.6%
United Kingdom	8.8%
Luxembourg	6.8%
Spain	5.0%
Netherlands	4.2%
Sweden	3.8%
Japan	2.7%
Other#	9.9%
(a)	Excludes money market funds.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Euro High Yield Corporate Bond USD Hedged ETF
Semi-Annual Shareholder Report — April 30, 2026
EUHY-04/26-SAR

iShares J.P. Morgan EM Corporate Bond ETF
CEMB | Cboe BZX Exchange
Semi-Annual Shareholder Report — April 30, 2026

This semi-annual shareholder report contains important information about iShares J.P. Morgan EM Corporate Bond ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares J.P. Morgan EM Corporate Bond ETF	$25	0.50%(a)
(a)	Annualized.
Key Fund statistics
Net Assets	$390,535,940
Number of Portfolio Holdings	1,114
Portfolio Turnover Rate	13%
What did the Fund invest in?
(as of April 30, 2026)
Credit quality allocation
Moody's Credit Rating*	Percent of Total Investments(a)
Aaa	0.2%
Aa	10.8%
A	13.0%
Baa	28.3%
Ba	14.5%
B	8.1%
Caa	1.1%
C	0.0	%(b)
Not Rated	24.0%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
China	8.5%
Saudi Arabia	6.2%
United Arab Emirates	5.3%
Brazil	5.0%
Mexico	4.9%
South Korea	4.0%
Turkey	4.0%
India	3.9%
Chile	3.7%
United Kingdom	3.6%
Other#	50.9%
(a)	Excludes money market funds.
(b)	Rounds to less than 0.1%.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by JPMorgan Chase & Co. and its respective affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares J.P. Morgan EM Corporate Bond ETF
Semi-Annual Shareholder Report — April 30, 2026
CEMB-04/26-SAR

iShares J.P. Morgan EM High Yield Bond ETF
EMHY | Cboe BZX Exchange
Semi-Annual Shareholder Report — April 30, 2026

This semi-annual shareholder report contains important information about iShares J.P. Morgan EM High Yield Bond ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares J.P. Morgan EM High Yield Bond ETF	$25	0.50%(a)
(a)	Annualized.
Key Fund statistics
Net Assets	$584,416,441
Number of Portfolio Holdings	691
Portfolio Turnover Rate	17%
What did the Fund invest in?
(as of April 30, 2026)
Credit quality allocation
Moody's Credit Rating*	Percent of Total Investments(a)
Baa	5.7%
Ba	44.2%
B	19.8%
Caa	13.8%
Ca	1.4%
C	0.0	%(b)
Not Rated	15.1%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
Turkey	14.3%
Brazil	13.9%
Mexico	8.0%
Argentina	7.5%
Colombia	6.9%
Dominican Republic	3.7%
South Africa	3.6%
Bahrain	3.0%
Nigeria	2.7%
Egypt	2.6%
Other#	33.8%
(a)	Excludes money market funds.
(b)	Rounds to less than 0.1%.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by JPMorgan Chase & Co. and its respective affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares J.P. Morgan EM High Yield Bond ETF
Semi-Annual Shareholder Report — April 30, 2026
EMHY-04/26-SAR

iShares J.P. Morgan EM Local Currency Bond ETF
LEMB | NYSE Arca
Semi-Annual Shareholder Report — April 30, 2026

This semi-annual shareholder report contains important information about iShares J.P. Morgan EM Local Currency Bond ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares J.P. Morgan EM Local Currency Bond ETF	$15	0.30%(a)
(a)	Annualized.
Key Fund statistics
Net Assets	$726,498,396
Number of Portfolio Holdings	479
Portfolio Turnover Rate	21%
What did the Fund invest in?
(as of April 30, 2026)
Credit quality allocation
Moody's Credit Rating*	Percent of Total Investments(a)
Aa	4.0%
A	29.2%
Baa	45.2%
Ba	20.9%
Not Rated	0.7%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
China	15.3%
India	8.9%
Mexico	6.0%
Malaysia	5.4%
Indonesia	5.2%
Poland	4.9%
Thailand	4.8%
Brazil	4.7%
South Africa	4.4%
Hungary	4.1%
Other#	36.3%
(a)	Excludes money market funds.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by JPMorgan Chase & Co. and its respective affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares J.P. Morgan EM Local Currency Bond ETF
Semi-Annual Shareholder Report — April 30, 2026
LEMB-04/26-SAR

iShares US & Intl High Yield Corp Bond ETF
GHYG | Cboe BZX Exchange
Semi-Annual Shareholder Report — April 30, 2026

This semi-annual shareholder report contains important information about iShares US & Intl High Yield Corp Bond ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares US & Intl High Yield Corp Bond ETF	$20	0.40%(a)
(a)	Annualized.
Key Fund statistics
Net Assets	$205,301,258
Number of Portfolio Holdings	1,723
Portfolio Turnover Rate	13%
What did the Fund invest in?
(as of April 30, 2026)
Credit quality allocation
Moody's Credit Rating*	Percent of Total Investments(a)
Aaa	0.1%
Baa	1.9%
Ba	46.0%
B	36.7%
Caa	8.7%
Ca	0.4%
C	0.0	%(b)
Not Rated	6.2%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
United States	67.2%
United Kingdom	6.0%
France	5.5%
Canada	3.4%
Germany	3.3%
Italy	3.1%
Luxembourg	2.1%
Japan	1.6%
Netherlands	1.3%
Israel	0.9%
Other#	5.6%
(a)	Excludes money market funds.
(b)	Rounds to less than 0.1%.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares US & Intl High Yield Corp Bond ETF
Semi-Annual Shareholder Report — April 30, 2026
GHYG-04/26-SAR

(b) Not applicable

Item 2 – Code of Ethics – Not Applicable to this semi-annual report

Item 3 – Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 – Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 – Audit Committee of Listed Registrant – Not Applicable

Item 6 – Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights for Open-End Management Investment Companies filed under Item 7 of this Form.

(b) Not applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 – Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are attached herewith.

April 30, 2026

2026 Semi-Annual Financial Statements and Additional Information (Unaudited)

iShares, Inc.
• iShares Euro High Yield Corporate Bond USD Hedged ETF | EUHY | Cboe BZX Exchange
• iShares J.P. Morgan EM Corporate Bond ETF | CEMB | Cboe BZX Exchange
• iShares J.P. Morgan EM High Yield Bond ETF | EMHY | Cboe BZX Exchange
• iShares J.P. Morgan EM Local Currency Bond ETF | LEMB | NYSE Arca
• iShares US & Intl High Yield Corp Bond ETF | GHYG | Cboe BZX Exchange

Schedule of Investments (unaudited)
April 30, 2026
iShares® Euro High Yield Corporate Bond USD Hedged ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes
Australia — 0.1%
APA Infrastructure Ltd., 7.13%, 11/09/83, (5-year EURIBOR ICE Swap + 4.10%)(a)(b)	EUR200	$251,026
Austria — 0.5%
ams-OSRAM AG, 10.50%, 03/30/29(a)	EUR400	495,280
Benteler International Austria GmbH, 7.25%, 06/15/31(a)	EUR300	373,176
Kommunalkredit Austria AG, Series ., 5.50%, Series ., 09/24/35, (5-year EURIBOR ICE Swap + 3.35%)(b)	EUR100	117,344
		985,800
Belgium — 0.7%
Azelis Finance NV
4.13%, 03/10/31(a)	EUR225	261,921
4.75%, 09/25/29(a)	EUR300	357,454
Elia Group SA/NV
4.63%(a)(b)(c)	EUR100	116,794
5.85%, (5-year EURIBOR ICE Swap + 2.51%)(a)(b)(c)	EUR200	241,829
Ontex Group NV, 5.25%, 04/15/30(a)	EUR200	212,564
Telenet Finance Luxembourg Notes SARL, 3.50%, 03/01/28(a)	EUR200	232,592
		1,423,154
Canada — 0.1%
Southern Pacific Resource Corp., 8.75%, 01/25/18(d)(e)(f)(g)	CAD50	—
Toucan FinCo Ltd./Toucan FinCo Can, Inc./Toucan FinCo US LLC, 8.25%, 05/15/30(a)	EUR200	201,670
		201,670
Cyprus — 0.1%
Bank of Cyprus Holdings PLC, 4.25%, 09/18/36, (5-year EURIBOR ICE Swap + 1.95%)(a)(b)	EUR100	115,504
Denmark — 0.1%
TDC Brands A/S, 8.00%, 04/30/31(a)	EUR200	235,193
Finland — 1.0%
Ahlstrom Holding 3 OY, 3.63%, 02/04/28(a)	EUR100	115,687
Citycon OYJ, 7.88%, (5-year EURIBOR ICE Swap + 4.96%)(a)(b)(c)	EUR150	141,033
Citycon Treasury BV
1.63%, 03/12/28(a)	EUR125	137,156
5.00%, 03/11/30(a)	EUR100	111,886
5.38%, 07/08/31(a)	EUR200	220,207
6.50%, 03/08/29(a)	EUR200	237,523
Mehilainen Yhtiot Oy, 5.13%, 06/30/32(a)	EUR325	382,411
Stora Enso Oyj
5.63%, (5-year EURIBOR ICE Swap + 2.84%)(a)(b)(c)	EUR200	236,900
Series ., 5.88%, Series ., (5-year EURIBOR ICE Swap + 3.12%)(a)(b)(c)	EUR200	236,395
		1,819,198
France — 20.3%
Accor SA
4.88%, (5-year EURIBOR ICE Swap + 2.67%)(a)(b)(c)	EUR100	116,204
7.25%, (5-year EUR Swap + 4.11%)(a)(b)(c)	EUR300	373,534
Afflelou SAS, 6.00%, 07/25/29(a)	EUR300	361,894
Air France-KLM
3.75%, 09/04/30(a)	EUR300	340,693
Security	Par (000)	Value
France (continued)
3.88%, 01/14/31(a)	EUR300	$338,587
4.63%, 05/23/29(a)	EUR300	357,124
8.13%, 05/31/28(a)	EUR200	252,934
Series ., 5.75%, Series ., (5-year EURIBOR ICE Swap + 3.58%)(a)(b)(c)	EUR200	226,158
Alstom SA, 5.87%, (5-year EURIBOR ICE Swap + 2.93%)(a)(b)(c)	EUR300	360,619
Altice France SA
4.75%, 10/15/30(a)	EUR298	341,640
5.38%, 04/15/32(a)	EUR173	199,257
5.50%, 10/15/31(a)	EUR198	228,468
5.63%, 07/15/32(a)	EUR297	342,444
7.25%, 11/01/29(a)	EUR396	468,311
Atos SE
1.04%, 12/18/32(a)(h)	EUR100	76,430
5.20%, 12/18/30(a)(h)	EUR400	457,005
Series ., 9.73%, 12/18/29(a)(h)	EUR300	401,535
Banijay Entertainment SASU, 7.00%, 05/01/29(a)	EUR300	362,795
Bertrand Franchise Finance SAS, 6.50%, 07/18/30(a)	EUR100	117,286
Betclic Everest Group SAS, 5.13%, 12/10/31(a)	EUR450	529,464
CAB SELAS, 3.38%, 02/01/28(a)	EUR500	579,792
CCF Holding SAS, 5.00%, 05/27/35, (5-year EURIBOR ICE Swap + 2.75%)(a)(b)	EUR100	118,658
Cerba Healthcare SACA, 3.50%, 05/31/28(a)	EUR300	253,536
Chrome Holdco SASU, 5.00%, 05/31/29(a)	EUR100	15,900
Clariane SE
2.25%, 10/15/28(a)	EUR100	112,020
6.88%, 04/15/31(a)	EUR200	237,486
7.88%, 06/27/30(a)	EUR300	373,986
CMA CGM SA
4.88%, 01/15/32(a)	EUR300	340,990
5.00%, 01/15/31(a)	EUR250	292,082
5.50%, 07/15/29(a)	EUR300	359,626
Derichebourg SA, 2.25%, 07/15/28(a)	EUR100	114,241
Elior Group SA, 5.63%, 03/15/30(a)	EUR300	359,801
Emeria SASU
3.38%, 03/31/28(a)	EUR200	192,233
7.75%, 03/31/28(a)	EUR200	199,596
Eramet SA
6.50%, 11/30/29(a)	EUR300	340,951
7.00%, 05/22/28(a)	EUR200	233,609
Eutelsat Communications SACA
5.75%, 03/15/31(a)	EUR350	421,392
6.25%, 03/15/33(a)	EUR250	301,352
Eutelsat SA, 1.50%, 10/13/28(a)	EUR300	335,594
Fnac Darty SA
6.00%, 04/01/29(a)	EUR300	362,746
Series ., 4.75%, Series ., 04/01/32(a)	EUR100	119,318
Forvia SE
2.38%, 06/15/27(a)	EUR100	115,927
2.38%, 06/15/29(a)	EUR200	224,807
2.75%, 02/15/27(a)	EUR225	262,638
3.75%, 06/15/28(a)	EUR232	271,166
5.13%, 06/15/29(a)	EUR200	240,332
5.38%, 03/15/31(a)	EUR200	237,724
5.50%, 06/15/31(a)	EUR300	358,321
5.63%, 06/15/30(a)	EUR375	451,218
FR Bondco SAS, 6.88%, 10/31/32(a)	EUR100	117,365
Getlink SE, 4.13%, 04/15/30(a)	EUR250	294,253
Goldstory SAS, 6.75%, 02/01/30(a)	EUR200	233,025

2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Euro High Yield Corporate Bond USD Hedged ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
France (continued)
Holding d'Infrastructures des Metiers de l'Environnement SAS
3.88%, 01/31/31(a)	EUR200	$230,030
4.88%, 10/24/29(a)	EUR300	359,261
Series ., 0.63%, Series ., 09/16/28(a)	EUR200	220,226
Iliad Holding SAS
5.38%, 04/15/30(a)	EUR300	358,968
5.63%, 10/15/28(a)	EUR300	354,947
6.88%, 04/15/31(a)	EUR300	369,808
iliad SA
1.88%, 02/11/28(a)	EUR300	342,191
4.25%, 12/15/29(a)	EUR200	236,505
4.25%, 01/09/32(a)	EUR300	349,071
5.38%, 06/14/27(a)	EUR400	476,933
5.38%, 02/15/29(a)	EUR200	242,655
5.63%, 02/15/30(a)	EUR300	370,956
Series ., 5.38%, Series ., 05/02/31(a)	EUR200	247,403
IM Group SAS, 8.00%, 09/01/30(a)	EUR100	95,810
IPD 3 BV, 5.50%, 06/15/31(a)	EUR400	448,793
Kapla Holding SAS
5.00%, 04/30/31(a)	EUR300	352,095
5.13%, 04/30/32(a)	EUR100	117,211
Laboratoire Eimer SELAS, 5.00%, 02/01/29(a)	EUR100	112,222
Loxam SAS
4.25%, 02/15/30(a)	EUR200	232,784
4.25%, 02/15/31(a)	EUR200	230,995
6.38%, 05/15/28(a)	EUR200	238,934
6.38%, 05/31/29(a)	EUR270	325,715
Mobilux Finance SAS
4.25%, 07/15/28(a)	EUR250	291,734
7.00%, 05/15/30(a)	EUR100	121,228
New Immo Holding SA
3.25%, 07/23/27(a)	EUR400	467,075
4.88%, 12/08/28(a)	EUR100	117,365
4.88%, 12/08/28(a)	EUR200	234,730
4.95%, 11/14/30(a)	EUR200	232,070
5.50%, 04/23/31(a)	EUR200	234,078
5.88%, 04/17/28(a)	EUR300	358,887
6.00%, 03/22/29(a)	EUR300	361,424
Nexans SA
4.13%, 05/29/29(a)	EUR300	354,863
4.25%, 03/11/30(a)	EUR200	237,952
5.50%, 04/05/28(a)	EUR100	120,593
Opal Bidco SAS, 5.50%, 03/31/32(a)	EUR600	711,772
Opmobility
4.30%, 02/05/31(a)	EUR200	235,325
4.88%, 03/13/29(a)	EUR200	239,783
OVH Groupe SA, 4.75%, 02/05/31(a)	EUR200	233,020
Paprec Holding SA
3.50%, 07/01/28(a)	EUR100	116,398
4.13%, 07/15/30(a)	EUR300	350,476
4.50%, 07/15/32(a)	EUR300	353,444
Picard Groupe SAS, 6.38%, 07/01/29(a)	EUR300	363,479
RCI Banque SA
4.75%, 03/24/37, (5-year EURIBOR ICE Swap + 2.20%)(a)(b)	EUR200	234,725
5.50%, 10/09/34, (5-year EURIBOR ICE Swap + 2.75%)(a)(b)	EUR400	485,843
Renault SA
1.13%, 10/04/27(a)	EUR200	227,914
2.50%, 06/02/27(a)	EUR200	232,863
Security	Par (000)	Value
France (continued)
2.50%, 04/01/28(a)	EUR300	$346,507
3.88%, 09/30/30(a)	EUR400	466,897
Rexel SA
2.13%, 06/15/28(a)	EUR200	227,979
2.13%, 12/15/28(a)	EUR300	339,772
4.00%, 09/15/30(a)	EUR100	117,828
5.25%, 09/15/30(a)	EUR200	242,145
Roquette Freres SA
5.49%, (5-year EURIBOR ICE Swap + 3.25%)(a)(b)(c)	EUR300	349,921
6.00%, (5-year EURIBOR ICE Swap + 3.10%)(a)(b)(c)	EUR200	233,327
Seche Environnement SACA
2.25%, 11/15/28(a)	EUR100	113,210
4.50%, 03/25/30(a)	EUR300	353,855
5.87%, (5-year EURIBOR ICE Swap + 3.71%)(a)(b)(c)	EUR100	116,061
SPIE SA, 3.75%, 05/28/30(a)	EUR300	350,931
Tereos Finance Groupe I SA
5.75%, 04/30/31(a)	EUR125	138,318
5.88%, 04/30/30(a)	EUR100	113,108
7.25%, 04/15/28(a)	EUR200	236,691
8.13%, 04/30/32(a)	EUR100	117,071
Unibail-Rodamco-Westfield SE
4.75%, (5-year EURIBOR ICE Swap + 2.43%)(a)(b)(c)	EUR300	349,284
4.88%, (5-year EUR Swap + 2.51%)(a)(b)(c)	EUR400	470,634
Valeo SE
1.00%, 08/03/28(a)	EUR300	332,424
4.50%, 04/11/30(a)	EUR400	472,131
4.63%, 03/23/32(a)	EUR200	232,851
5.13%, 05/20/31(a)	EUR300	359,547
5.38%, 05/28/27(a)	EUR300	357,368
5.88%, 04/12/29(a)	EUR300	370,399
Veolia Environnement SA
2.00%, (5-year EUR Swap + 2.08%)(a)(b)(c)	EUR200	228,021
4.32%, (5-year EURIBOR ICE Swap + 1.84%)(a)(b)(c)	EUR400	457,064
4.37%, (5-year EURIBOR ICE Swap + 2.05%)(a)(b)(c)	EUR200	233,556
5.99%, (5-year EUR Swap + 2.82%)(a)(b)(c)	EUR300	369,664
Series ., 2.50%, Series ., (5-year EUR Swap + 2.84%)(a)(b)(c)	EUR500	559,100
Verallia SA
3.50%, 11/14/29(a)	EUR200	229,635
3.88%, 11/04/32(a)	EUR300	336,139
4.38%, 11/14/33(a)	EUR200	228,643
Viridien, 8.50%, 10/15/30(a)	EUR181	226,296
Worldline SA/France
0.88%, 06/30/27(a)	EUR300	334,744
4.13%, 09/12/28(a)	EUR300	325,071
5.25%, 11/27/29(a)	EUR200	207,881
5.50%, 06/10/30(a)	EUR200	205,767
		38,704,461
Germany — 12.7%
Aareal Bank AG, 5.63%, 12/12/34, (5-year EURIBOR ICE Swap + 3.25%)(a)(b)	EUR200	240,477
alstria SARL
4.25%, 10/15/29(a)	EUR200	227,923
5.50%, 03/20/31(a)	EUR300	350,704
APCOA GmbH, 6.00%, 04/15/31(a)	EUR200	234,817
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Euro High Yield Corporate Bond USD Hedged ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Germany (continued)
Aroundtown Finance SARL
5.00%, (5-year EURIBOR ICE Swap + 2.35%)(b)(c)	EUR325	$365,448
5.13%, (5-year EURIBOR ICE Swap + 3.04%)(a)(b)(c)	EUR250	275,441
5.25%, (5-year EURIBOR ICE Swap + 3.43%)(a)(b)(c)	EUR325	361,411
ASK Chemicals Deutschland Holding GmbH, 10.00%, 11/15/29(a)	EUR100	114,672
Bayer AG
3.13%, 11/12/79, (5-year EUR Swap + 3.18%)(a)(b)	EUR400	463,446
5.38%, 03/25/82, (5-year EUR Swap + 4.46%)(a)(b)	EUR400	474,741
5.50%, 09/13/54, (5-year EURIBOR ICE Swap + 3.27%)(a)(b)	EUR300	358,350
6.63%, 09/25/83, (5-year EUR Swap + 3.43%)(a)(b)	EUR300	369,630
7.00%, 09/25/83, (5-year EUR Swap + 3.90%)(a)(b)	EUR400	508,867
Series N5.5, 4.50%, Series N5.5, 03/25/82, (5-year EUR Swap + 3.75%)(a)(b)	EUR200	235,866
Birkenstock Financing SARL, 5.25%, 04/30/29(a)	EUR100	117,550
Ceconomy AG, 6.25%, 07/15/29(a)	EUR300	363,550
Cheplapharm Arzneimittel GmbH
6.75%, 02/15/32(a)	EUR400	469,460
7.13%, 06/15/31(a)	EUR400	476,595
7.50%, 05/15/30(a)	EUR300	359,703
Cidron Atrium SE, 5.63%, 02/15/33(a)	EUR200	230,186
CT Investment GmbH, 6.38%, 04/15/30(a)	EUR200	239,832
CTEC II GmbH, 5.25%, 02/15/30(a)	EUR200	221,399
DEMIRE Deutsche Mittelstand Real Estate AG, 5.00%, 12/31/27(a)(h)	EUR88	93,881
Deutsche Lufthansa AG, 5.25%, 01/15/55, (5-year EURIBOR ICE Swap + 2.86%)(a)(b)	EUR200	230,189
Deutsche Pfandbriefbank AG, 7.13%, 10/04/35, (5-year EURIBOR ICE Swap + 4.86%)(a)(b)	EUR100	112,377
Dynamo Newco II GmbH, 6.25%, 10/15/31(a)	EUR300	312,444
Fressnapf Holding SE, 5.25%, 10/31/31(a)	EUR300	348,593
Grand City Properties Finance SARL
4.75%, (5-year EURIBOR ICE Swap + 2.72%)(a)(b)(c)	EUR300	336,259
5.25%(b)(c)	EUR225	256,064
Gruenenthal GmbH
4.13%, 05/15/28(a)	EUR300	351,337
4.63%, 11/15/31(a)	EUR300	351,720
6.75%, 05/15/30(a)	EUR100	121,458
Hapag-Lloyd AG, 2.50%, 04/15/28(a)	EUR100	114,464
HT Troplast GmbH, 9.38%, 07/15/28(a)	EUR200	238,601
IHO Verwaltungs GmbH
5.63%, 05/15/31, (5.63% Cash or 6.38% PIK)(a)(i)	EUR200	237,939
6.75%, 11/15/29, (6.75% cash and 7.50% PIK)(a)(i)	EUR400	490,805
7.00%, 11/15/31, (7.00% Cash and 7.75% PIK)(a)(i)	EUR300	372,393
8.75%, 05/15/28, (8.75% Cash or 9.50% PIK)(a)(i)	EUR300	360,388
KION Group AG
4.00%, 11/20/29(a)	EUR225	266,353
4.13%, 03/24/31(a)	EUR200	235,039
Lanxess AG, 1.75%, 03/22/28(a)	EUR300	339,462
LANXESS AG
0.01%, 09/08/27(a)	EUR150	167,726
0.63%, 12/01/29(a)	EUR300	312,272
Mahle GmbH
2.38%, 05/14/28(a)	EUR200	227,685
6.50%, 05/02/31(a)	EUR200	243,994
METRO AG
4.63%, 03/07/29(a)	EUR200	240,238
Security	Par (000)	Value
Germany (continued)
5.25%, 03/05/30(a)	EUR300	$363,631
Motel One GmbH/Muenchen, 7.75%, 04/02/31(a)	EUR160	197,701
Nidda Healthcare Holding GmbH
5.38%, 10/23/30(a)	EUR100	117,863
5.63%, 02/21/30(a)	EUR400	471,996
PCF GmbH, 4.75%, 04/15/29(a)	EUR100	51,614
Phoenix PIB Dutch Finance BV, 4.88%, 07/10/29(a)	EUR200	241,812
Progroup AG
5.13%, 04/15/29(a)	EUR200	237,965
5.38%, 04/15/31(a)	EUR100	118,016
Schaeffler AG
3.38%, 10/12/28(a)	EUR400	460,959
4.25%, 04/01/28(a)	EUR200	235,644
4.50%, 03/28/30(a)	EUR300	352,904
4.50%, 05/12/32(a)	EUR400	462,424
4.75%, 08/14/29(a)	EUR300	357,310
5.38%, 04/01/31(a)	EUR300	364,246
Sudzucker International Finance BV, 5.95%, (5-year EURIBOR ICE Swap + 3.70%)(a)(b)(c)	EUR300	343,293
Techem Verwaltungsgesellschaft 675 mbH
4.63%, 07/15/32(a)	EUR300	348,490
5.38%, 07/15/29(a)	EUR200	239,672
Tele Columbus AG, 10.00%, 01/01/29, (10.00% PIK)(a)(i)	EUR315	220,897
TK Elevator Midco GmbH, 4.38%, 07/15/27(a)	EUR104	122,114
TUI AG, 5.88%, 03/15/29(a)	EUR300	354,751
TUI Cruises GmbH
5.00%, 05/15/30(a)	EUR200	232,738
6.25%, 04/15/29(a)	EUR100	120,029
WEPA Hygieneprodukte GmbH
5.63%, 01/15/31(a)	EUR200	239,284
Series ., 4.50%, Series ., 11/30/32(a)	EUR200	226,355
Wintershall Dea Finance 2 BV
6.12%, (5-year EURIBOR ICE Swap + 3.94%)(a)(b)(c)	EUR400	475,915
Series NC8, 3.00%, Series NC8, (5-year EUR Swap + 3.32%)(a)(b)(c)	EUR400	452,177
ZF Europe Finance BV
2.50%, 10/23/27(a)	EUR300	346,413
3.00%, 10/23/29(a)	EUR300	329,765
4.75%, 01/31/29(a)	EUR400	466,365
5.50%, 02/17/32(a)	EUR500	567,861
6.13%, 03/13/29(a)	EUR300	361,323
7.00%, 06/12/30(a)	EUR500	613,775
ZF Finance GmbH
2.25%, 05/03/28(a)	EUR200	225,341
3.75%, 09/21/28(a)	EUR400	462,722
		24,205,114
Greece — 2.4%
Alpha Bank SA
4.31%, 07/23/36, (5-year EURIBOR ICE Swap + 1.93%)(a)(b)	EUR200	232,875
6.00%, 09/13/34, (5-year EURIBOR ICE Swap + 3.27%)(a)(b)	EUR300	371,527
CrediaBank SA, 7.38%, 06/13/35, (5-year EURIBOR ICE Swap + 5.10%)(a)(b)	EUR100	124,994
Eurobank SA
4.13%, 04/29/37, (5-year EURIBOR ICE Swap + 1.60%)(a)(b)	EUR200	229,463
4.25%, 04/30/35, (5-year EURIBOR ICE Swap + 2.00%)(a)(b)	EUR200	233,329

2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Euro High Yield Corporate Bond USD Hedged ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Greece (continued)
6.25%, 04/25/34, (5-year EUR Swap + 3.71%)(a)(b)	EUR200	$248,218
10.00%, 12/06/32, (5-year EUR Swap + 7.59%)(a)(b)	EUR100	127,884
Intralot Capital Luxembourg SA, 6.75%, 10/15/31(a)	EUR300	342,006
Metlen Energy & Metals SA
4.00%, 10/17/29(a)	EUR400	456,879
Series ., 3.88%, Series ., 05/26/31(a)	EUR200	219,078
Optima bank SA, 5.50%, 09/25/35, (5-year EURIBOR ICE Swap + 3.25%)(a)(b)	EUR100	120,007
Piraeus Bank SA
5.38%, 09/18/35, (5-year EURIBOR ICE Swap + 3.15%)(a)(b)	EUR300	365,340
7.25%, 07/13/28, (1-year EUR Swap + 3.69%)(a)(b)	EUR200	245,012
Piraeus Financial Holdings SA, 7.25%, 04/17/34, (5-year EUR Swap + 4.77%)(a)(b)	EUR200	252,836
Public Power Corp. SA
3.38%, 07/31/28(a)	EUR100	117,039
4.25%, 10/31/30(a)	EUR400	470,752
4.63%, 10/31/31(a)	EUR325	383,394
		4,540,633
Ireland — 0.7%
eircom Finance DAC
5.00%, 04/30/31(a)	EUR400	472,086
5.75%, 12/15/29(a)	EUR100	120,915
Energia Group Roi Financeco DAC, 6.88%, 07/31/28(a)	EUR300	358,422
Virgin Media O2 Vendor Financing Notes VII DAC, 7.50%, 07/15/33(a)	EUR325	347,413
		1,298,836
Italy — 12.4%
Agrifarma SpA, 4.50%, 10/31/28(a)	EUR200	234,194
Almaviva-The Italian Innovation Co. SpA, 5.00%, 10/30/30(a)	EUR500	563,683
Banca IFIS SpA
3.63%, 11/15/29(a)	EUR200	232,085
5.50%, 02/27/29(a)	EUR200	245,033
6.88%, 09/13/28(a)	EUR200	250,567
Banca Monte dei Paschi di Siena SpA, 4.38%, 10/02/35, (5-year EURIBOR ICE Swap + 2.15%)(a)(b)	EUR200	235,757
Banca Sella Holding SpA, 4.88%, 07/18/29, (3-mo. EURIBOR + 1.96%)(a)(b)	EUR100	120,289
Banco BPM SpA
4.00%, 01/01/36, (5-year EURIBOR ICE Swap + 1.80%)(a)(b)	EUR200	232,712
4.50%, 11/26/36, (5-year EURIBOR ICE Swap + 2.25%)(a)(b)	EUR200	237,823
5.00%, 06/18/34, (5-year EUR Swap + 2.45%)(a)(b)	EUR200	240,997
BFF Bank SpA, 4.75%, 03/20/29, (1-year EURIBOR ICE Swap + 1.90%)(a)(b)	EUR150	169,900
BPER Banca SpA
3.88%, 07/25/32, (5-year EUR Swap + 3.73%)(a)(b)	EUR200	235,404
8.63%, 01/20/33, (5-year EUR Swap + 6.21%)(a)(b)	EUR200	251,050
BPER Banca SPA, 5.51%, 03/13/34, (5-year EUR Swap + 2.80%)(a)(b)	EUR200	243,366
Cerved Group SpA, 6.00%, 02/15/29(a)	EUR150	145,679
Cesar Spa, 6.50%, 09/30/31(a)	EUR200	237,251
Dolcetto Holdco SpA, 5.63%, 07/14/32(a)	EUR300	351,678
Security	Par (000)	Value
Italy (continued)
doValue SpA
5.38%, 11/15/31(a)	EUR200	$237,627
7.00%, 02/28/30(a)	EUR100	123,399
Engineering - Ingegneria Informatica - SpA
8.63%, 02/15/30(a)	EUR200	227,575
11.13%, 05/15/28(a)	EUR100	120,509
Eolo SpA, 4.88%, 10/21/28(a)	EUR200	203,205
Esselunga SpA, 1.88%, 10/25/27(a)	EUR200	229,252
Fedrigoni SpA, 6.13%, 06/15/31(a)	EUR200	226,024
Fibercop SpA
1.63%, 01/18/29	EUR200	220,905
2.38%, 10/12/27(a)	EUR100	115,756
4.75%, 06/30/30(a)	EUR500	591,326
5.13%, 06/30/32(a)	EUR400	471,895
5.38%, 04/15/31(a)	EUR650	772,450
6.88%, 02/15/28(a)	EUR276	338,940
7.75%, 01/24/33	EUR100	133,879
7.88%, 07/31/28(a)	EUR317	400,881
FIS Fabbrica Italiana Sintetici SpA, 5.25%, 02/05/31(a)	EUR100	116,282
Flos B&b Italia SpA, 10.00%, 11/15/28(a)	EUR160	196,747
Gg12 SpA, 6.25%, 04/28/33(a)	EUR200	235,904
Gruppo San Donato SpA, 6.50%, 10/31/31(a)	EUR350	409,920
Guala Closures SpA, 3.25%, 06/15/28(a)	EUR200	226,221
Illimity Bank SpA, 5.75%, 05/31/27(a)	EUR100	119,544
IMA Industria Macchine Automatiche SpA, 3.75%, 01/15/28(a)	EUR400	465,166
Infrastrutture Wireless Italiane SpA
1.63%, 10/21/28(a)	EUR400	445,801
1.75%, 04/19/31(a)	EUR225	236,015
3.63%, 10/13/32(a)	EUR350	388,242
3.75%, 04/01/30(a)	EUR425	486,609
Iren SpA, 4.50%, (5-year EURIBOR ICE Swap + 2.21%)(a)(b)(c)	EUR200	234,467
Italmatch Chemicals SpA, 6.25%, 02/05/31(a)	EUR150	174,751
Itelyum Regeneration SpA, 5.75%, 04/15/30(a)	EUR300	355,688
Lottomatica Group Spa, 5.38%, 06/01/30(a)	EUR200	240,046
Lottomatica Group SpA
4.63%, 04/30/32(a)	EUR350	410,353
4.88%, 01/31/31(a)	EUR500	593,647
Lutech SpA, 5.00%, 05/15/27(a)	EUR100	116,778
Mediobanca Banca di Credito Finanziario SpA
3.88%, 07/04/30, (3-mo. EURIBOR + 1.30%)(a)(b)	EUR150	176,814
4.25%, 09/18/35, (5-year EURIBOR ICE Swap + 1.75%)(a)(b)	EUR200	236,240
5.25%, 04/22/34, (5-year EUR Swap + 2.75%)(a)(b)	EUR200	243,002
6.50%, 02/08/33, (5-year EURIBOR ICE Swap + 3.73%)(a)(b)	EUR250	305,337
Multiversity SpA, 7.13%, 05/17/31(a)	EUR200	243,532
Mundys SpA
1.88%, 07/13/27(a)	EUR275	316,820
1.88%, 02/12/28(a)	EUR400	454,825
3.70%, 09/29/31(a)	EUR300	341,604
4.38%, 01/12/32	EUR100	116,689
4.50%, 01/24/30(a)	EUR300	357,366
4.75%, 01/24/29(a)	EUR300	359,030
Neopharmed Gentili SpA, 7.13%, 04/08/30(a)	EUR200	241,448
Optics Bidco SpA, 5.25%, 03/17/55	EUR100	99,265
Piaggio & C SpA, 6.50%, 10/05/30(a)	EUR100	122,060
Prysmian SpA, Series ., 5.25%Series ., , (5-year EURIBOR ICE Swap + 3.01%)(a)(b)(c)	EUR500	600,943
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Euro High Yield Corporate Bond USD Hedged ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Italy (continued)
Rekeep SpA, 9.00%, 09/15/29(a)	EUR200	$178,648
Rossini SARL, 6.75%, 12/31/29(a)	EUR450	546,731
Saipem Finance International BV
3.13%, 03/31/28(a)	EUR200	233,110
4.88%, 05/30/30(a)	EUR300	365,806
TeamSystem SpA
3.50%, 02/15/28(a)	EUR100	115,822
5.00%, 07/01/31(a)	EUR300	331,192
Telecom Italia Finance SA, 7.75%, 01/24/33	EUR285	407,014
Telecom Italia SpA
3.63%, 09/30/30(a)	EUR200	232,969
6.88%, 02/15/28(a)	EUR324	399,297
7.88%, 07/31/28(a)	EUR403	512,024
Telecom Italia SpA/Milano
1.63%, 01/18/29(a)	EUR200	222,993
2.38%, 10/12/27(a)	EUR300	350,994
5.25%, 03/17/55	EUR200	241,589
Webuild SpA
4.50%, 05/08/32(a)	EUR125	146,047
4.88%, 04/30/30(a)	EUR300	359,145
5.38%, 06/20/29(a)	EUR100	121,057
7.00%, 09/27/28(a)	EUR200	248,424
Series ., 4.13%, Series ., 07/03/31(a)	EUR200	232,127
X3G Mergeco SpA, 7.00%, 05/15/30(a)	EUR200	216,282
		23,769,518
Japan — 2.7%
Nissan Motor Co. Ltd.
3.20%, 09/17/28(a)	EUR300	344,272
5.25%, 07/17/29(a)	EUR400	474,432
6.38%, 07/17/33(a)	EUR200	241,104
SoftBank Group Corp.
3.38%, 07/06/29(a)	EUR325	358,604
3.88%, 07/06/32(a)	EUR200	208,077
4.00%, 09/19/29(a)	EUR350	396,705
5.00%, 04/15/28(a)	EUR400	470,854
5.25%, 07/30/27(a)	EUR200	236,823
5.25%, 10/10/29(a)	EUR300	347,829
5.38%, 01/08/29(a)	EUR250	294,996
5.75%, 07/08/32(a)	EUR200	225,440
6.38%, 04/22/30(a)	EUR250	296,391
6.50%, 10/29/62, (5-year EURIBOR ICE Swap + 4.46%)(a)(b)	EUR350	357,376
7.00%, 04/22/32(a)	EUR100	118,849
7.38%, 04/22/34(a)	EUR100	118,706
Series ., 5.88%, Series ., 07/10/31(a)	EUR300	346,960
Series ., 6.38%, Series ., 07/10/33(a)	EUR200	229,061
		5,066,479
Jersey — 0.1%
Deepocean Ltd., 6.00%, 04/08/31(a)	EUR200	239,995
Lithuania — 0.1%
Akropolis Group Uab, 6.00%, 05/15/30(a)	EUR200	242,789
Luxembourg — 6.7%
Aegis Lux 1a SARL, 5.63%, 10/29/31, (5.63% PIK)(a)(i)	EUR400	470,828
Albion Financing 1 SARL/Aggreko Holdings, Inc., 5.38%, 05/21/30(a)	EUR400	477,395
Alexandrite Lake Lux Holdings SARL, 6.75%, 07/30/30(a)	EUR100	115,100
Security	Par (000)	Value
Luxembourg (continued)
Altice Financing SA
3.00%, 01/15/28(a)	EUR500	$434,633
4.25%, 08/15/29(a)	EUR300	260,825
Altice Finco SA, 4.75%, 01/15/28(a)	EUR300	91,937
Cidron Aida Finco SARL, 7.00%, 10/27/31(a)	EUR300	332,501
Cullinan Holdco Scsp, 8.50%, 10/15/29(a)	EUR190	204,499
Currenta Group Holdings SARL, 5.50%, 05/15/30(a)	EUR300	354,114
Eleving Group SA, 9.50%, 10/24/30(a)	EUR150	181,462
Ephios Subco 3 SARL, 7.88%, 01/31/31(a)	EUR200	247,662
Essendi SA
5.38%, 05/15/30(a)	EUR200	235,303
5.50%, 11/15/31(a)	EUR300	352,175
5.63%, 05/15/32(a)	EUR200	233,878
6.38%, 10/15/29(a)	EUR275	332,398
Eurofins Scientific SE
5.75%, (3-mo. EURIBOR + 3.19%)(a)(b)(c)	EUR200	242,460
6.75%, (3-mo. EURIBOR + 4.24%)(a)(b)(c)	EUR300	366,423
Herens Midco SARL, 5.25%, 05/15/29(a)	EUR200	96,323
Ineos Finance PLC
5.63%, 08/15/30(a)	EUR200	220,055
6.38%, 04/15/29(a)	EUR400	460,339
6.63%, 05/15/28(a)	EUR200	236,609
INEOS Finance PLC, 7.25%, 03/31/31(a)	EUR300	340,432
ION Platform Finance SARL
6.50%, 09/30/30(a)	EUR150	146,519
6.88%, 09/30/32(a)	EUR300	278,155
7.88%, 05/01/29(a)	EUR200	216,247
LHMC Finco 2 SARL, 9.38%, 05/15/30, (8.63% Cash and 9.38% PIK)(a)(i)	EUR205	251,797
Luna 1.5 SARL, 10.50%, 07/01/32, (10.50% PIK)(a)(i)	EUR250	311,474
Luna 2.5 SARL, 5.50%, 07/01/32(a)	EUR300	352,641
Maxam Prill SARL, 6.00%, 07/15/30(a)	EUR400	474,387
Monitchem HoldCo 3 SA, 8.75%, 05/01/28(a)	EUR200	237,111
NJJ Continental SA
3.88%, 10/15/30(a)	EUR300	346,673
4.50%, 01/30/30(a)	EUR100	118,358
PLT VII Finance SARL, 6.00%, 06/15/31(a)	EUR200	240,011
Sani/Ikos Financial Holdings 1 SARL, 7.25%, 07/31/30(a)	EUR200	241,337
SES Financing SARL, 7.38%, (5-year EURIBOR ICE Swap + 4.92%)(a)(b)(c)	EUR300	346,018
SES SA
0.88%, 11/04/27(a)	EUR200	225,834
2.00%, 07/02/28(a)	EUR200	225,606
3.50%, 01/14/29(a)	EUR325	376,143
4.00%, 05/31/27(a)	EUR100	117,866
4.13%, 06/24/30(a)	EUR300	349,102
4.88%, 06/24/33(a)	EUR200	232,542
5.50%, 09/12/54, (5-year EURIBOR ICE Swap + 3.23%)(a)(b)	EUR200	233,020
6.00%, 09/12/54, (5-year EURIBOR ICE Swap + 3.59%)(a)(b)	EUR200	230,505
Summer BC Holdco B SARL, 5.88%, 02/15/30(a)	EUR200	204,539
Takko Fashion GmbH, 10.25%, 04/15/30(a)	EUR190	238,071
Vivion Investments SARL
5.63%, 06/08/30(a)	EUR300	336,226
8.13%, (5-year EURIBOR ICE Swap + 6.16%)(a)(b)(c)	EUR100	104,572
		12,722,105
Netherlands — 4.1%
BE Semiconductor Industries NV, 4.50%, 07/15/31(a)	EUR200	239,470

2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Euro High Yield Corporate Bond USD Hedged ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Netherlands (continued)
Boels Topholding BV
5.75%, 05/15/30(a)	EUR300	$357,499
6.25%, 02/15/29(a)	EUR200	240,398
Centrient Holding BV, 6.75%, 05/30/30(a)	EUR100	105,543
Flora Food Management BV, 6.88%, 07/02/29(a)	EUR500	566,431
House of HR Group BV, 9.00%, 11/03/29(a)	EUR200	203,452
Koninklijke FrieslandCampina NV, 4.85%, (5-year EURIBOR ICE Swap + 2.85%)(a)(b)(c)	EUR200	233,555
Koninklijke KPN NV
4.88%, (5-year EURIBOR ICE Swap + 1.97%)(a)(b)(c)	EUR200	239,289
6.00%, (5-year EUR Swap + 3.77%)(a)(b)(c)	EUR250	302,215
Maxeda DIY Holding BV, 8.13%, 03/24/31(a)	EUR100	113,913
NIBC Bank NV, 4.50%, 06/12/35, (5-year EURIBOR ICE Swap + 2.50%)(a)(b)	EUR100	119,604
Odido Group Holding BV, 5.50%, 01/15/30(a)	EUR200	233,619
Odido Holding BV, 3.75%, 01/15/29(a)	EUR400	467,146
Q-Park Holding I BV
2.00%, 03/01/27(a)	EUR100	116,529
3.88%, 09/01/31(a)	EUR200	229,276
4.25%, 09/01/30(a)	EUR100	117,199
5.13%, 03/01/29(a)	EUR100	118,995
5.13%, 02/15/30(a)	EUR200	237,992
Sigma Holdco BV, Series ., 8.63%, Series ., 04/15/31	EUR200	191,668
Sunrise FinCo I BV, 4.63%, 05/15/32(a)	EUR400	465,353
Sunrise HoldCo IV BV, 3.88%, 06/15/29(a)	EUR100	115,024
Trivium Packaging Finance BV, 6.63%, 07/15/30(a)	EUR300	360,979
UPCB Finance VII Ltd., 3.63%, 06/15/29(a)	EUR170	195,765
Versuni Group BV, 3.13%, 06/15/28(a)	EUR300	345,063
VZ Secured Financing BV
3.50%, 01/15/32(a)	EUR400	431,594
5.25%, 01/15/33(a)	EUR300	335,656
VZ Vendor Financing II BV, 2.88%, 01/15/29(a)	EUR300	329,838
Ziggo Bond Co. BV
3.38%, 02/28/30(a)	EUR375	383,457
6.13%, 11/15/32(a)	EUR225	235,578
Ziggo BV, 2.88%, 01/15/30(a)	EUR200	222,291
		7,854,391
Norway — 0.4%
HX Hold Co. Ltd., 7.00%, 02/12/30(h)	EUR106	81,361
Var Energi ASA
4.95%, 04/29/86, (5-year EURIBOR ICE Swap + 2.31%)(a)(b)	EUR300	349,527
7.86%, 11/15/83, (5-year EURIBOR ICE Swap + 4.77%)(a)(b)	EUR325	412,905
		843,793
Portugal — 1.2%
EDP SA
1.88%, 03/14/82, (5-year EUR Swap + 2.08%)(a)(b)	EUR200	218,326
4.38%, 12/02/55, (5-year EURIBOR ICE Swap + 1.92%)(a)(b)	EUR500	570,788
4.50%, 05/27/55, (5-year EURIBOR ICE Swap + 2.24%)(a)(b)	EUR200	232,707
4.63%, 09/16/54, (5-year EURIBOR ICE Swap + 2.40%)(a)(b)	EUR500	587,558
4.75%, 05/29/54, (5-year EURIBOR ICE Swap + 2.05%)(a)(b)	EUR400	475,135
5.94%, 04/23/83, (5-year EUR Swap + 3.18%)(a)(b)	EUR200	242,945
		2,327,459
Security	Par (000)	Value
Slovenia — 1.1%
Nova Ljubljanska Banka, 6.88%, 01/24/34, (5-year EURIBOR ICE Swap + 4.23%)(a)(b)	EUR100	$124,963
Nova Ljubljanska Banka dd, 10.75%, 11/28/32, (5-year EUR Swap + 8.30%)(a)(b)	EUR200	258,852
Summer BidCo BV, 8.88% (8.88% PIK), 01/31/31(a)(i)	EUR200	236,912
United Group BV
3.63%, 02/15/28(a)	EUR300	351,461
5.25%, 02/01/30(a)	EUR200	232,998
6.25%, 01/31/32(a)	EUR200	235,616
6.50%, 10/31/31(a)	EUR400	478,849
6.75%, 02/15/31(a)	EUR100	120,776
		2,040,427
Spain — 4.9%
Abertis Infraestructuras Finance BV
4.74%(a)(b)(c)	EUR100	116,721
4.75%, (5-year EURIBOR ICE Swap + 2.35%)(a)(b)(c)	EUR400	468,304
4.87%, (5-year EURIBOR ICE Swap + 2.62%)(a)(b)(c)	EUR300	355,402
ACS Actividades de Construccion y Servicios SA, 3.75%, 06/11/30(a)	EUR200	233,280
Almirall SA, 3.75%, 06/15/31(a)	EUR100	116,683
Arena Luxembourg Finance SARL, 1.88%, 02/01/28(a)	EUR200	227,838
Banco de Credito Social Cooperativo SA, 4.25%, 10/13/37, (1-year EURIBOR ICE Swap + 1.75%)(a)(b)	EUR300	345,314
Celsa Opco SA, 8.25%, 12/15/30(a)	EUR300	362,188
Cirsa Finance International SARL
4.88%, 10/15/31(a)	EUR300	350,511
6.50%, 03/15/29(a)	EUR200	241,818
7.88%, 07/31/28(a)	EUR200	241,214
eDreams ODIGEO SA, 4.88%, 12/30/30(a)	EUR200	204,330
Eroski S Coop, 5.75%, 05/15/31(a)	EUR200	242,487
Gestamp Automocion SA, 4.38%, 10/15/30(a)	EUR200	233,029
Grifols SA, 3.88%, 10/15/28(a)	EUR600	692,294
Grupo Antolin Irausa SA
3.50%, 04/30/28(a)	EUR200	148,358
10.38%, 01/30/30(a)	EUR100	73,614
Kaixo Bondco Telecom SA, 5.13%, 09/30/29(a)	EUR300	353,653
Lorca Telecom Bondco SA, 4.00%, 09/18/27(a)	EUR30	34,973
Neinor Homes SA, 5.88%, 02/15/30(a)	EUR200	240,860
Telefonica Emisiones SA
4.38%, (5-year EURIBOR ICE Swap + 1.84%)(a)(b)(c)	EUR400	459,593
4.88%, (8-year EURIBOR ICE Swap + 2.13%)(a)(b)(c)	EUR400	455,004
Telefonica Europe BV
2.38%, (8-year EUR Swap + 2.62%)(a)(b)(c)	EUR500	553,082
2.50%, (7-year EUR Swap + 2.66%)(a)(b)(c)	EUR100	116,233
2.88%, (6-year EUR Swap + 2.87%)(a)(b)(c)	EUR400	458,284
2.88%, (8-year EUR Swap + 3.07%)(a)(b)(c)	EUR200	231,796
6.14%, (7-year EUR Swap + 3.35%)(a)(b)(c)	EUR400	491,743
Series ., 5.75%, (8-year EURIBOR ICE Swap + 3.12%)(a)(b)(c)	EUR500	608,795
Series ., 6.75%, (8-year EURIBOR ICE Swap + 3.62%)(a)(b)(c)	EUR500	633,695
Via Celere Desarrollos Inmobiliarios SA, 4.88%, 04/15/31(a)	EUR100	113,631
		9,404,727
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Euro High Yield Corporate Bond USD Hedged ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Sweden — 3.7%
Asmodee Group AB
4.25%, 12/15/31(a)	EUR200	$231,748
5.75%, 12/15/29(a)	EUR107	129,953
Assemblin Caverion Group AB, 6.25%, 07/01/30(a)	EUR200	241,634
Dometic Group AB
2.00%, 09/29/28(a)	EUR100	111,496
5.00%, 09/11/30(a)	EUR200	230,684
Heimstaden AB
7.36%, 01/24/31(a)	EUR200	237,300
8.38%, 01/29/30(a)	EUR200	244,832
Heimstaden Bostad AB
2.63%, (5-year EUR Swap + 3.15%)(a)(b)(c)	EUR375	429,856
3.00%, (5-year EUR Swap + 3.27%)(a)(b)(c)	EUR300	337,131
5.00%, (5-year EURIBOR ICE Swap + 2.53%)(a)(b)(c)	EUR225	253,923
6.25%, (5-year EURIBOR ICE Swap + 4.19%)(a)(b)(c)	EUR200	239,117
Intrum Investments And Financing AB
7.75%, 09/11/27	EUR175	201,350
7.75%, 09/11/28(a)(d)	EUR275	293,061
8.00%, 09/11/27(a)	EUR200	236,327
8.50%, 09/11/29	EUR275	284,992
8.50%, 09/11/30(a)(d)	EUR325	332,583
Samhallsbyggnadsbolaget I Norden Holding AB
0.75%, 11/14/28(a)	EUR200	204,208
1.13%, 09/26/29(a)	EUR400	385,365
2.25%, 07/12/27(a)	EUR200	226,048
5.00%, 10/20/29(a)	EUR100	107,935
Verisure Holding AB, 5.50%, 05/15/30(a)	EUR250	300,549
Verisure Midholding AB, 5.25%, 02/15/29(a)	EUR700	821,735
Volvo Car AB
2.50%, 10/07/27(a)	EUR200	230,398
4.20%, 06/10/29(a)	EUR200	233,819
4.25%, 05/31/28(a)	EUR300	353,894
4.75%, 05/08/30(a)	EUR200	239,274
		7,139,212
Switzerland — 1.1%
Adecco International Financial Services BV, 4.88%, 04/23/56(a)(b)	EUR200	227,180
Allwyn Entertainment Financing U.K. PLC
4.13%, 02/15/31(a)	EUR300	341,319
4.63%, 08/15/31(a)	EUR300	346,992
7.25%, 04/30/30(a)	EUR180	219,516
Dufry One BV
2.00%, 02/15/27(a)	EUR200	231,547
3.38%, 04/15/28(a)	EUR100	116,067
4.50%, 05/23/32(a)	EUR300	350,080
4.75%, 04/18/31(a)	EUR225	266,548
		2,099,249
United Kingdom — 8.7%
888 Acquisitions Ltd., 8.00%, 09/30/31(a)	EUR300	340,398
Alexandrite Monnet U.K. Holdco PLC
6.88%, 05/31/31(a)	EUR100	117,356
10.50%, 05/15/29(a)	EUR200	247,090
Amber Finco PLC, 6.63%, 07/15/29(a)	EUR425	515,320
Ardonagh Finco Ltd., 6.88%, 02/15/31(a)	EUR500	588,155
BCP V Modular Services Finance II PLC
4.75%, 11/30/28(a)	EUR300	332,776
6.50%, 07/10/31(a)	EUR300	308,773
Security	Par (000)	Value
United Kingdom (continued)
BCP V Modular Services Finance PLC, 6.75%, 11/30/29(a)	EUR200	$164,448
Bellis Acquisition Co. PLC, 8.00%, 07/01/31(a)	EUR300	337,341
Belron U.K. Finance PLC, 4.63%, 10/15/29(a)	EUR400	476,498
Biffa Group Holdings Ltd., 5.25%, 06/15/31(a)	EUR300	348,872
Boots Group Finco LP, 5.38%, 08/31/32(a)	EUR300	357,268
British Telecommunications PLC, 5.13%, 10/03/54, (5-year EURIBOR ICE Swap + 2.54%)(a)(b)	EUR300	360,033
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC, 5.63%, 02/15/32(a)	EUR200	234,465
ContourGlobal Power Holdings SA
4.38%, 07/31/31(a)	EUR300	341,829
5.00%, 02/28/30(a)	EUR200	236,121
Drax Finco PLC, 5.88%, 04/15/29(a)	EUR100	120,631
EG Global Finance PLC, 11.00%, 11/30/28(a)	EUR200	248,083
Entain PLC, 4.88%, 11/30/31(a)	EUR200	234,542
Froneri Lux FinCo SARL, 4.75%, 08/01/32(a)	EUR525	600,837
Ineos Quattro Finance 2 PLC
6.75%, 04/15/30(a)	EUR325	349,383
8.50%, 03/15/29(a)	EUR300	342,581
International Personal Finance PLC, 10.75%, 12/14/29(a)	EUR100	123,700
Ithaca Energy North Sea PLC, 5.50%, 10/01/31(a)	EUR200	237,438
Jaguar Land Rover Automotive PLC, 4.50%, 07/15/28(a)	EUR200	234,142
Market Bidco Finco PLC, 6.75%, 01/31/31(a)	EUR200	225,686
Mobico Group PLC, 4.88%, 09/26/31(a)	EUR200	177,850
Motion Bondco DAC, 4.50%, 11/15/27(a)	EUR100	113,096
Motion Finco SARL, 7.38%, 06/15/30(a)	EUR325	336,428
NGG Finance PLC, 2.13%, 09/05/82, (5-year EUR Swap + 2.53%)(a)(b)	EUR400	460,606
Nomad Foods Bondco PLC, 2.50%, 06/24/28(a)	EUR300	342,989
OEG Finance PLC, 7.25%, 09/27/29(a)	EUR200	244,467
PCC Global PLC, 8.25%, 11/15/30(a)	EUR200	203,098
PeopleCert Wisdom Issuer PLC, 5.50%, 06/15/31(a)	EUR100	111,319
Pinnacle Bidco PLC, 8.25%, 10/11/28(a)	EUR200	243,655
Playtech PLC, 5.88%, 06/28/28(a)	EUR100	118,594
Project Grand U.K. PLC, 9.00%, 06/01/29(a)	EUR200	240,164
RAY Financing LLC, 6.50%, 07/15/31(a)	EUR300	355,799
Sherwood Financing PLC, 7.63%, 12/15/29(a)	EUR100	116,313
SIG PLC, 9.75%, 10/31/29(a)	EUR100	90,035
Synthomer PLC, 7.38%, 05/02/29(a)	EUR200	171,870
Thames Water Utilities Finance PLC
0.88%, 01/31/30(a)	EUR300	233,771
1.25%, 01/31/34(a)	EUR200	156,472
4.00%, 04/18/29(a)	EUR300	239,656
4.38%, 01/18/33(a)	EUR500	399,912
Virgin Media Finance PLC, 3.75%, 07/15/30(a)	EUR200	208,917
Vmed O2 U.K. Financing I PLC
3.25%, 01/31/31(a)	EUR500	534,379
5.63%, 04/15/32(a)	EUR800	891,400
Vodafone Group PLC
3.00%, 08/27/80(a)(b)	EUR475	528,060
4.13%, 09/12/55, (5-year EURIBOR ICE Swap + 1.84%)(a)(b)	EUR300	340,720
4.20%, 10/03/78, (5-year EUR Swap + 3.43%)(a)(b)	EUR200	235,337
4.63%, 09/12/55, (5-year EURIBOR ICE Swap + 2.14%)(a)(b)	EUR300	339,986
6.50%, 08/30/84, (5-year EUR Swap + 3.49%)(a)(b)	EUR400	499,388
Zegona Finance PLC, 6.75%, 07/15/29(a)	EUR530	646,216
		16,604,263

2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Euro High Yield Corporate Bond USD Hedged ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
United States — 12.4%
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL, 3.63%, 06/01/28(a)	EUR300	$346,987
Aramark International Finance SARL, 4.38%, 04/15/33(a)	EUR200	228,237
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC
2.00%, 09/01/28(a)	EUR200	227,614
3.00%, 09/01/29(a)	EUR300	330,970
5.00%, 01/30/31(a)	EUR200	234,047
Ashland Services BV, 2.00%, 01/30/28(a)	EUR200	227,153
Avantor Funding, Inc., 3.88%, 07/15/28(a)	EUR200	234,203
Avis Budget Finance PLC
7.00%, 02/28/29(a)	EUR350	410,004
7.25%, 07/31/30(a)	EUR200	232,527
Ball Corp., 4.25%, 07/01/32	EUR400	471,876
Beach Acquisition Bidco LLC, 5.25%, 07/15/32(a)	EUR400	468,667
Belden, Inc.
3.38%, 07/15/31(a)	EUR200	224,499
3.88%, 03/15/28(a)	EUR150	175,335
4.25%, 02/01/33(a)	EUR200	227,518
Brightstar Lottery Holdings BV, 4.25%, 03/15/30(a)	EUR225	264,801
Brightstar Lottery PLC, 2.38%, 04/15/28(a)	EUR200	229,535
Canpack Group, Inc./CANPACK SA, 4.88%, 01/15/32(a)	EUR150	176,727
Carnival Corp., 5.75%, 01/15/30(a)	EUR200	245,067
Carnival PLC
1.00%, 10/28/29	EUR300	323,662
4.13%, 07/15/31(a)	EUR500	575,667
Celanese U.S. Holdings LLC
0.63%, 09/10/28	EUR300	325,793
5.00%, 04/15/31	EUR300	352,130
6.34%, 01/19/29	EUR225	277,551
Clarios Global LP/Clarios U.S. Finance Co., 4.75%, 06/15/31(a)	EUR325	381,001
Constellium SE
3.13%, 07/15/29(a)	EUR200	228,558
5.38%, 08/15/32(a)	EUR100	121,256
Crown European Holdings SACA
3.75%, 09/30/31(a)	EUR200	231,412
4.50%, 01/15/30(a)	EUR200	238,917
4.75%, 03/15/29(a)	EUR200	240,081
5.00%, 05/15/28(a)	EUR300	361,636
Dana Financing Luxembourg SARL
3.00%, 07/15/29(a)	EUR100	115,081
8.50%, 07/15/31(a)	EUR100	123,206
Darling Global Finance BV, 4.50%, 07/15/32(a)	EUR325	384,493
Discovery Global Holdings, Inc.
4.30%, 01/17/30	EUR200	232,685
4.69%, 05/17/33	EUR100	110,494
EMRLD Borrower LP/Emerald Co-Issuer, Inc., 6.38%, 12/15/30(a)	EUR300	362,306
Energizer Gamma Acquisition BV, 3.50%, 06/30/29(a)	EUR300	337,373
General Mills, Inc.
5.25%, 07/16/56, (5-year EURIBOR ICE Swap + 2.39%)(b)	EUR200	227,801
Series ., 4.75%, Series ., 07/16/56, (5-year EURIBOR ICE Swap + 2.02%)(b)	EUR400	460,263
Goodyear Europe BV, 2.75%, 08/15/28(a)	EUR200	226,958
Graphic Packaging International LLC, 2.63%, 02/01/29(a)	EUR100	112,802
Security	Par (000)	Value
United States (continued)
IQVIA, Inc.
2.25%, 01/15/28(a)	EUR350	$401,535
2.25%, 03/15/29(a)	EUR400	449,612
2.88%, 06/15/28(a)	EUR300	346,399
Iron Mountain, Inc., 4.75%, 01/15/34(a)	EUR500	567,238
Kronos International, Inc., 9.50%, 03/15/29(a)	EUR200	213,696
Levi Strauss & Co., 4.00%, 08/15/30(a)	EUR200	234,478
LSF12 Pillar Investments, 5.75%, 05/15/33	EUR100	121,805
MKS, Inc., 4.25%, 02/15/34(a)	EUR425	482,562
MPT Operating Partnership LP/MPT Finance Corp., 7.00%, 02/15/32(a)	EUR500	591,884
Novelis Sheet Ingot GmbH, 3.38%, 04/15/29(a)	EUR200	227,225
OAK-Eagle Acquireco, Inc., 6.25%, 07/01/33(a)	EUR425	513,918
OI European Group BV
5.25%, 06/01/29(a)	EUR200	233,013
6.25%, 05/15/28(a)	EUR300	355,256
Olympus Water U.S. Holding Corp.
3.88%, 10/01/28(a)	EUR300	345,931
5.38%, 10/01/29(a)	EUR100	110,645
6.13%, 02/15/33(a)	EUR300	348,244
Organon & Co./Organon Foreign Debt Co-Issuer BV, 2.88%, 04/30/28(a)	EUR625	725,700
Paysafe Finance PLC/Paysafe Holdings U.S. Corp., 3.00%, 06/15/29(a)	EUR200	200,874
Perrigo Finance Unlimited Co., 5.38%, 09/30/32	EUR200	228,141
PRA Group Europe Holding II SARL, 6.25%, 09/30/32(a)	EUR100	114,616
Primo Water Holdings, Inc./Triton Water Holdings, Inc., 3.88%, 10/31/28(a)	EUR200	233,010
Samsonite Finco SARL, 4.38%, 02/15/33(a)	EUR200	227,307
SCIL IV LLC/SCIL USA Holdings LLC, 9.50%, 07/15/28(a)	EUR100	121,709
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc., 5.50%, 05/15/33(a)	EUR500	562,146
Silgan Holdings, Inc.
2.25%, 06/01/28	EUR200	227,419
4.25%, 02/15/31(a)	EUR300	347,910
Stellantis NV
6.25%, (5-year EURIBOR ICE Swap + 3.77%)(a)(b)(c)	EUR950	1,093,002
6.88%, (5-year EURIBOR ICE Swap + 4.24%)(a)(b)(c)	EUR800	921,281
Sword Purchaser LLC, 7.25%, 04/15/33(a)	EUR200	236,789
Titan Global Finance PLC
2.75%, 07/09/27(a)	EUR100	116,548
3.50%, 02/04/31(a)	EUR100	115,753
UGI International LLC, 2.50%, 12/01/29(a)	EUR200	219,546
VF Corp.
0.25%, 02/25/28	EUR200	218,917
0.63%, 02/25/32	EUR200	188,429
4.25%, 03/07/29	EUR200	235,348
Whirlpool EMEA Finance SARL, 0.50%, 02/20/28	EUR300	329,182
Whirlpool Finance Luxembourg SARL, 1.10%, 11/09/27	EUR200	224,848
		23,738,809
Total Corporate Bonds & Notes — 98.3% (Cost: $187,848,652)		187,873,805
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Euro High Yield Corporate Bond USD Hedged ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
United States — 0.0%
Sentry Holdings Ltd.(g)	25	$—
Total Common Stocks — 0.0% (Cost: $159,437)		—
Total Long-Term Investments — 98.3% (Cost: $188,008,089)		187,873,805
Short-Term Securities
Money Market Funds — 0.2%
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.61%(j)(k)	320,000	320,000
Total Short-Term Securities — 0.2% (Cost: $320,000)		320,000
Total Investments — 98.5% (Cost: $188,328,089)		188,193,805
Other Assets Less Liabilities — 1.5%		2,864,445
Net Assets — 100.0%		$191,058,250

(a)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)	Perpetual security with no stated maturity date.
(d)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Issuer filed for bankruptcy and/or is in default.
(f)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(g)	Non-income producing security.
(h)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(i)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(j)	Affiliate of the Fund.
(k)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/26	Shares Held at 04/30/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$30,000	$290,000 (a)	$—	$—	$—	$320,000	320,000	$4,487	$—

(a)	Represents net amount purchased (sold).
Derivative Financial Instruments Outstanding as of Period End
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	163,015,000	USD	190,634,632	Bank of America N.A.	05/05/26	$687,872
EUR	1,010,000	USD	1,172,648	JPMorgan Chase Bank N.A.	05/05/26	12,738
GBP	10,000	USD	13,520	Goldman Sachs & Co.	05/05/26	88
USD	10,512,023	EUR	8,910,000	Barclays Bank PLC	05/05/26	54,804
						755,502
USD	172,929,576	EUR	150,035,000	Bank of America N.A.	05/05/26	$(3,158,955)
USD	5,150,073	EUR	4,405,000	Goldman Sachs & Co.	05/05/26	(19,853)
USD	778,961	EUR	675,000	State Street Bank & Trust Company	05/05/26	(13,253)
USD	13,213	GBP	10,000	State Street Bank & Trust Company	05/05/26	(395)
USD	190,886,457	EUR	163,015,000	Bank of America N.A.	06/02/26	(687,756)
USD	270,157	EUR	230,000	BNP Paribas SA	06/02/26	(137)

2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Euro High Yield Corporate Bond USD Hedged ETF

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	13,520	GBP	10,000	Goldman Sachs & Co.	06/02/26	$(88)
						(3,880,437)
						$(3,124,935)
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets—Derivative Financial Instruments
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency exchange contracts	$—	$—	$—	$755,502	$—	$—	$755,502
Liabilities—Derivative Financial Instruments
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency exchange contracts	$—	$—	$—	$3,880,437	$—	$—	$3,880,437
For the period ended April 30, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Forward foreign currency exchange contracts	$—	$—	$—	$2,302,687	$—	$—	$2,302,687
Net Change in Unrealized Appreciation (Depreciation) on:
Forward foreign currency exchange contracts	$—	$—	$—	$(3,220,605)	$—	$—	$(3,220,605)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Forward foreign currency exchange contracts:
Average amounts purchased — in USD	$354,070,255
Average amounts sold — in USD	$180,667,837
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments - Offsetting as of Period End
The Fund's derivative assets and liabilities (by type) were as follows:
	Assets	Liabilities
Derivative Financial Instruments:
Forward foreign currency exchange contracts	$755,502	$3,880,437
Total derivative assets and liabilities in the Statements of Assets and Liabilities	755,502	3,880,437
Derivatives not subject to a Master Netting Agreement or similar agreement ("MNA")	—	—
Total derivative assets and liabilities subject to an MNA	$755,502	$3,880,437
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® Euro High Yield Corporate Bond USD Hedged ETF

Derivative Financial Instruments - Offsetting as of Period End (continued)
The following tables present the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-Cash Collateral Received(b)	Cash Collateral Received(b)	Net Amount of Derivative Assets(c)(d)
Bank of America N.A.	$687,872	$(687,872)	$—	$—	$—
Barclays Bank PLC	54,804	—	—	—	54,804
Goldman Sachs & Co.	88	(88)	—	—	—
JPMorgan Chase Bank N.A.	12,738	—	—	—	12,738
	$755,502	$(687,960)	$—	$—	$67,542

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-Cash Collateral Pledged(b)	Cash Collateral Pledged(b)	Net Amount of Derivative Liabilities(d)(e)
Bank of America N.A.	$3,846,711	$(687,872)	$—	$—	$3,158,839
BNP Paribas SA	137	—	—	—	137
Goldman Sachs & Co.	19,941	(88)	—	—	19,853
State Street Bank & Trust Company	13,648	—	—	—	13,648
	$3,880,437	$(687,960)	$—	$—	$3,192,477

(a)	The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)	Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
(c)	Net amount represents the net amount receivable from the counterparty in the event of default.
(d)	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(e)	Net amount represents the net amount payable due to the counterparty in the event of default.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$187,873,805	$—	$187,873,805
Common Stocks	—	—	—	—
Short-Term Securities
Money Market Funds	320,000	—	—	320,000
	$320,000	$187,873,805	$—	$188,193,805
Derivative Financial Instruments(a)
Assets
Foreign Currency Exchange Contracts	$—	$755,502	$—	$755,502
Liabilities
Foreign Currency Exchange Contracts	—	(3,880,437)	—	(3,880,437)
	$—	$(3,124,935)	$—	(3,124,935)

(a)
Derivative financial instruments are forward foreign currency exchange contracts.  Forward foreign currency exchange contracts are valued at the unrealized appreciation
(depreciation) on the instrument.

See notes to financial statements.

2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)
April 30, 2026
iShares® J.P. Morgan EM Corporate Bond ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes
Angola — 0.5%
Azule Energy Finance PLC
8.13%, 01/23/30(a)	$900	$927,000
8.25%, 01/22/31(a)	600	618,750
8.63%, 01/22/33(a)	400	413,820
		1,959,570
Argentina — 2.8%
Banco Macro SA, 8.00%, 06/23/29(a)	400	409,600
Empresa Distribuidora Y Comercializadora Norte, 9.50%, 04/28/33(b)	300	295,350
Pampa Energia SA, 7.88%, 12/16/34(a)	550	574,464
Pluspetrol SA
8.13%, 05/18/31(a)	350	361,856
8.50%, 05/30/32(a)	500	521,594
Tecpetrol SA, 7.63%, 11/03/30(a)	600	613,800
Telecom Argentina SA
8.50%, 01/20/36	450	462,375
9.25%, 05/28/33(a)	750	795,675
9.50%, 07/18/31(a)	625	666,619
Transportadora de Gas del Sur SA, 7.75%, 11/20/35(a)	400	412,204
Vista Energy Argentina SAU
7.63%, 12/10/35(a)	435	445,331
7.88%, 04/08/38(b)(c)	200	203,180
8.50%, 06/10/33(a)	700	742,131
YPF SA
6.95%, 07/21/27(a)	512	513,280
7.00%, 09/30/33(a)(d)	400	400,000
7.00%, 12/15/47(a)	400	360,600
8.25%, 01/17/34(a)	1,300	1,359,150
8.75%, 09/11/31(a)	400	423,440
9.00%, 06/30/29(a)(d)	550	567,364
9.50%, 01/17/31(a)	600	640,428
		10,768,441
Armenia — 0.1%
Ardshinbank CJSC Via Dilijan Finance BV, 6.60%, 01/22/31(a)	400	402,000
Australia — 0.1%
AngloGold Ashanti Holdings PLC, 3.75%, 10/01/30(c)	500	478,500
Bahrain — 0.2%
BBK BSC, 6.88%, 06/06/29(a)	400	401,640
GFH Senior Sukuk Ltd., 7.50%, 11/06/29(a)	400	387,624
		789,264
Brazil — 4.9%
Adecoagro SA, 7.50%, 07/29/32(a)	100	98,969
Aegea Finance SARL
7.63%, 01/20/36(a)	200	145,000
9.00%, 01/20/31(a)	200	168,000
Amaggi Luxembourg International SARL, 5.25%, 01/28/28(a)	200	197,700
Arcos Dorados BV, 6.38%, 01/29/32(a)	200	208,428
Axia Energia SA
4.63%, 02/04/30(a)	200	192,500
6.50%, 01/11/35(a)	200	202,796
Azul Secured Finance LLP, 9.88%, 02/15/31	400	355,500
B3 SA - Brasil Bolsa Balcao, 4.13%, 09/20/31(a)	200	186,368
Banco Bradesco SA, 6.50%, 01/22/30(a)	200	207,620
Security	Par (000)	Value
Brazil (continued)
Banco Bradesco SA/Cayman Islands, 5.38%, 01/20/31(a)	$200	$200,000
Banco BTG Pactual SA, 5.75%, 01/22/30(a)	200	202,200
Banco BTG Pactual SA/Cayman Islands, 5.50%, 01/27/31(a)	200	197,614
Banco do Brasil SA
6.00%, 03/18/31(a)	200	203,800
6.25%, 04/18/30(a)	200	205,324
Banco Votorantim SA/Luxembourg, 5.88%, 04/08/28(a)	200	202,400
Braskem America Finance Co., 7.13%, 07/22/41(a)	200	113,500
Braskem Netherlands Finance BV
4.50%, 01/10/28(a)	400	248,600
4.50%, 01/31/30(a)	200	118,000
5.88%, 01/31/50(a)	200	100,940
7.25%, 02/13/33(a)	400	230,000
8.00%, 10/15/34(a)	200	117,000
BRF SA, 5.75%, 09/21/50(a)	200	162,256
Constellation Oil Services Holding SA, 9.38%, 11/07/29(a)	200	208,500
Cosan Overseas Ltd., 8.25%(a)(e)	100	96,797
CSN Inova Ventures, 6.75%, 01/28/28(a)	200	169,960
CSN Resources SA
4.63%, 06/10/31(a)	200	135,900
5.88%, 04/08/32(a)	200	136,450
8.88%, 12/05/30(a)	200	161,020
Embraer Netherlands Finance BV
5.40%, 01/09/38	200	194,000
5.98%, 02/11/35(c)	125	130,469
FS Luxembourg SARL, 8.63%, 06/25/33(a)	200	195,000
Gerdau Trade, Inc., 5.75%, 06/09/35	100	102,580
Gol Finance, Inc., 14.38%, 06/06/30(a)	500	477,500
Guara Norte SARL, 5.20%, 06/15/34(a)	147	144,868
Itau Unibanco Holding SA/Cayman Island, 6.00%, 02/27/30(a)	200	206,910
Klabin Austria GmbH
5.75%, 04/03/29(a)	200	202,138
7.00%, 04/03/49(a)	200	204,750
LD Celulose International GmbH, 7.95%, 01/26/32(a)	200	208,304
MARB BondCo PLC, 3.95%, 01/29/31(a)	200	179,140
MC Brazil Downstream Trading SARL, 7.25%, 06/30/31(a)	363	339,088
MercadoLibre, Inc., 4.90%, 01/15/33	200	196,474
Minerva Luxembourg SA
4.38%, 03/18/31(a)	200	179,500
8.88%, 09/13/33(a)	200	213,310
Movida Europe SA, 7.85%, 04/11/29(a)	200	199,000
Nexa Resources SA, 6.75%, 04/09/34(a)	200	211,363
Nova Securitisation SARL
5.75%, 02/03/31(a)	200	195,200
6.50%, 02/03/36(a)	200	193,502
Petrobras Global Finance BV
5.13%, 09/10/30	200	197,980
5.50%, 06/10/51	160	131,179
5.60%, 01/03/31(c)	250	253,518
6.00%, 01/27/28	295	300,162
6.00%, 01/13/35(c)	200	202,520
6.25%, 01/10/36(c)	200	199,470
6.50%, 07/03/33	200	207,375
6.75%, 01/27/41	150	149,813
6.85%, 06/05/2115(c)	375	355,875
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® J.P. Morgan EM Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Brazil (continued)
6.88%, 01/20/40(c)	$200	$202,840
7.25%, 03/17/44	250	260,313
PRIO Luxembourg Holding SARL, 6.75%, 10/15/30(a)	200	199,156
Raizen Fuels Finance SA
5.70%, 01/17/35(a)(f)(g)	400	219,000
6.45%, 03/05/34(a)(f)(g)	200	109,250
6.70%, 02/25/37(a)(f)(g)	200	108,750
6.95%, 03/05/54(a)(f)(g)	200	106,576
Rede D'or Finance SARL
4.50%, 01/22/30(a)	200	188,940
4.95%, 01/17/28(a)	200	198,000
Rumo Luxembourg SARL, 5.25%, 01/10/28(a)	200	195,924
Samarco Mineracao SA, 9.50%, 06/30/31, (4.00% Cash + 5.00% PIK)(a)(h)	1,111	1,111,563
Simpar Europe SA, 5.20%, 01/26/31(a)	200	173,000
Sitios Latinoamerica SAB de CV
5.38%, 04/04/32(a)	200	198,918
6.00%, 11/25/29(a)	200	204,125
St Marys Cement, Inc. Canada, 5.75%, 04/02/34(a)	200	206,150
Suzano Austria GmbH
2.50%, 09/15/28	100	95,103
3.13%, 01/15/32	300	267,049
3.75%, 01/15/31	500	470,375
5.00%, 01/15/30	200	198,700
6.00%, 01/15/29	400	408,600
7.00%, 03/16/47(a)	200	218,102
Suzano Netherlands BV, 5.50%, 01/15/36	200	196,160
Usiminas International SARL, 7.50%, 01/27/32(a)	200	207,200
Vale Overseas Ltd.
3.75%, 07/08/30(c)	300	287,250
6.00%, 02/25/56, (5-year CMT + 2.43%)(a)(i)	200	201,180
6.13%, 06/12/33(c)	350	369,565
6.40%, 06/28/54	500	511,875
6.88%, 11/21/36(c)	200	223,750
6.88%, 11/10/39	150	166,717
XP, Inc., 6.75%, 07/02/29(a)	200	202,440
Yinson Bergenia Production BV, 8.50%, 01/31/45(a)	197	211,134
Yinson Boronia Production BV, 8.95%, 07/31/42(a)	194	215,318
		19,277,153
Cameroon,United Republic Of — 0.1%
Golar LNG Ltd., 7.50%, 10/02/30(a)	300	305,250
Canada — 0.1%
Sagicor Financial Co. Ltd., 5.30%, 05/13/28(a)	400	398,910
Chile — 3.6%
AES Andes SA
6.30%, 03/15/29(a)	200	205,480
8.15%, 06/10/55, (5-year CMT + 3.84%)(a)(i)	200	210,750
Agrosuper SA, 4.60%, 01/20/32(a)	200	191,484
Alfa Desarrollo SpA, 4.55%, 09/27/51(a)	589	463,017
Antofagasta PLC
2.38%, 10/14/30(a)	200	181,302
5.63%, 05/13/32(a)	400	410,060
5.63%, 09/09/35(a)	200	202,566
6.25%, 05/02/34(a)	400	423,635
ATP Tower Holdings/Andean Telecom Partners Chile SpA/Andean Tower Partners C, 7.88%, 02/03/30(a)	200	204,750
Banco de Chile, 2.99%, 12/09/31(a)	200	182,402
Banco de Credito e Inversiones SA
2.88%, 10/14/31(a)	200	182,318
Security	Par (000)	Value
Chile (continued)
3.50%, 10/12/27(a)(c)	$200	$198,400
7.50%, (5-year CMT + 3.77%)(a)(e)(i)	200	211,960
8.75%, (5-year CMT + 4.94%)(a)(c)(e)(i)	400	429,200
Banco Santander Chile
3.18%, 10/26/31(a)(c)	200	184,000
4.55%, 11/20/30(a)	350	346,675
Celulosa Arauco y Constitucion SA
4.20%, 01/29/30(a)	200	190,000
4.25%, 04/30/29(a)	200	192,440
5.15%, 01/29/50(a)	400	335,668
5.50%, 04/30/49(a)	200	177,000
6.18%, 05/05/32(a)	200	202,450
Cencosud SA
5.75%, 04/15/36(b)	200	199,868
5.95%, 05/28/31(a)	400	416,480
Chile Electricity Lux Mpc II SARL, 5.67%, 10/20/35(a)	388	397,218
Chile Electricity Lux MPC II SARL, 5.58%, 10/20/35(a)	586	599,259
Chile Electricity Lux MPC SARL, 6.01%, 01/20/33(a)	344	357,072
Cia. Cervecerias Unidas SA, 3.35%, 01/19/32(a)	250	228,353
Colbun SA
3.15%, 03/06/30(a)	200	186,870
3.15%, 01/19/32(a)	400	362,260
5.38%, 09/11/35(a)	200	198,250
Empresa Nacional de Telecomunicaciones SA, 3.05%, 09/14/32(a)	450	401,257
Enel Chile SA, 4.88%, 06/12/28	500	504,550
Engie Energia Chile SA
3.40%, 01/28/30(a)	200	188,550
6.38%, 04/17/34(a)	200	210,500
Falabella SA, 3.38%, 01/15/32(a)	200	181,300
Interchile SA, 4.50%, 06/30/56(a)	500	417,900
Inversiones CMPC SA
3.00%, 04/06/31(a)	400	353,000
3.85%, 01/13/30(a)	200	188,272
6.13%, 06/23/33(a)	200	201,940
6.13%, 02/26/34(a)	200	202,220
6.70%, 12/09/57, (5-year CMT + 2.83%)(a)(i)	200	200,000
Latam Airlines Group SA
7.63%, 01/07/31(a)	430	437,310
7.88%, 04/15/30(a)	705	716,245
Sociedad Quimica y Minera de Chile SA
3.50%, 09/10/51(a)	400	273,000
5.50%, 09/10/34(a)	400	402,800
5.63%, 04/22/56, (5-year CMT + 1.92%)(a)(i)	200	199,160
6.50%, 11/07/33(a)	400	430,904
Sociedad Transmisora Metropolitana SpA, 6.39%, 12/15/55(b)	200	203,000
Telefonica Moviles Chile SA, 3.54%, 11/18/31(a)	300	235,014
		14,218,109
China — 8.3%
Agricultural Bank of China Ltd./New York, 4.11%, 01/13/31(i)	200	199,488
Alibaba Group Holding Ltd.
2.13%, 02/09/31	200	181,054
2.70%, 02/09/41	200	147,880
3.15%, 02/09/51	400	267,864
3.25%, 02/09/61	200	127,462
3.40%, 12/06/27	500	494,352
4.00%, 12/06/37	200	181,680
4.20%, 12/06/47	400	328,480
4.40%, 12/06/57	200	163,243

2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® J.P. Morgan EM Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
China (continued)
4.50%, 11/28/34	$200	$195,546
4.88%, 05/26/30	200	204,572
5.25%, 05/26/35	400	411,976
Amipeace Ltd., 2.25%, 10/22/30(a)	200	183,687
Baidu, Inc.
2.38%, 08/23/31	200	180,984
3.63%, 07/06/27	200	198,142
Bank of China Ltd./Dubai, 4.09%, 11/24/28, (1-day SOFR Index + 0.43%)(a)(i)	200	199,704
Bank of China Ltd./Hungarian, 4.20%, 06/26/27, (1-day SOFR Index + 0.55%)(a)(i)	200	200,000
Bank of China Ltd./Macau, 4.13%, 10/21/28, (1-day SOFR Index + 0.48%)(a)(i)	200	199,862
Bank of China Ltd./Panama, 4.15%, 03/19/28, (1-day SOFR Index + 0.50%)(a)(i)	200	199,814
Bank of China Ltd./Sydney, 4.16%, 03/04/28, (1-day SOFR Index + 0.50%)(a)(i)	200	199,750
Bank of Communications Co. Ltd./Hong Kong, 4.22%, 08/01/27, (1-day SOFR Index + 0.55%)(a)(i)	200	200,008
BOC Aviation Ltd.
2.63%, 09/17/30(a)	400	371,468
3.00%, 09/11/29(a)(c)	500	478,915
3.50%, 09/18/27(a)	400	395,572
4.25%, 03/04/31(a)	400	396,284
4.38%, 01/12/33(a)	200	196,554
4.50%, 05/23/28(a)	400	400,544
BOC Aviation USA Corp.
4.63%, 09/04/31(a)	400	402,928
4.75%, 01/14/28(a)	200	200,984
4.88%, 05/03/33(a)(c)	400	404,404
5.00%, 01/17/29(a)	200	202,556
5.25%, 01/14/30(a)(c)	400	410,760
5.75%, 11/09/28(a)	400	412,076
Bocom Leasing Management Hong Kong Co. Ltd.
4.32%, 03/07/28, (1-day SOFR Index + 0.67%)(a)(i)	200	200,070
4.33%, 06/26/27, (1-day SOFR Index + 0.68%)(a)(i)	200	200,338
CCB Shipping and Aviation Leasing Corp. Ltd., 4.27%, 09/17/28, (1-day SOFR Index + 0.62%)(a)(i)	200	200,158
CCCI Treasure Ltd., 3.65%, (5-year CMT + 5.12%)(a)(e)(i)	200	198,446
Central Plaza Development Ltd., 6.80%, 04/07/29(a)	200	199,500
CFAMC III Co Ltd., 4.25%, 11/07/27(a)	200	198,400
CFAMC IV Co. Ltd., 4.50%, 05/29/29(a)	200	198,202
Charming Light Investments Ltd., 4.38%, 12/21/27(a)	200	199,602
China Cinda 2020 I Management Ltd.
3.00%, 01/20/31(a)	200	185,024
3.13%, 03/18/30(a)	200	188,868
5.38%, 07/23/27(a)	200	201,610
5.75%, 05/28/29(a)	200	206,424
China Cinda Finance 2017 I Ltd.
4.75%, 02/08/28(a)	400	401,460
4.75%, 02/21/29(a)	200	201,152
China Construction Bank Corp., 2.85%, 01/21/32, (5-year CMT + 1.40%)(a)(i)	600	592,680
China Construction Bank Corp./Hong Kong
4.20%, 07/16/27, (1-day SOFR Index + 0.55%)(a)(i)	400	400,100
4.26%, 05/28/30, (1-day SOFR Index + 0.60%)(a)(i)	200	200,150
China Great Wall International Holdings III Ltd., 3.88%, 08/31/27(a)	200	197,990
China Overseas Finance Cayman III Ltd., 6.38%, 10/29/43(a)	200	206,878
Security	Par (000)	Value
China (continued)
China Overseas Finance Cayman VIII Ltd., 2.75%, 03/02/30(a)	$200	$185,724
China Railway Xunjie Co. Ltd., 4.00%, 07/06/27(a)	200	198,464
China State Construction Finance Cayman I Ltd., 3.40%, (5-year CMT + 5.58%)(a)(e)(i)	200	199,732
China Taiping Insurance Holdings Co. Ltd., 6.40%, (5-year CMT + 2.07%)(a)(e)(i)	400	413,256
CITIC Ltd., 2.85%, 02/25/30(a)	200	189,678
CMB International Leasing Management Ltd., 4.42%, 06/04/27, (1-day SOFR + 0.76%)(a)(i)	200	200,218
CMHI Finance BVI Co. Ltd., 5.00%, 08/06/28(a)	200	202,124
CNOOC Finance 2011 Ltd., 5.75%, 01/26/41(a)	200	215,490
CNOOC Finance 2013 Ltd.
2.88%, 09/30/29	200	190,656
3.30%, 09/30/49	200	150,416
CNOOC Finance 2014 ULC, 4.88%, 04/30/44	200	194,018
CNOOC Finance 2015 USA LLC, 4.38%, 05/02/28	400	400,128
CNOOC Petroleum North America ULC, 6.40%, 05/15/37	200	228,818
CNPC HK Overseas Capital Ltd., 5.95%, 04/28/41(a)	200	219,204
Contemporary Ruiding Development Ltd., 2.63%, 09/17/30(a)	200	186,424
CSCEC Finance Cayman II Ltd., 3.50%, 07/05/27(a)	200	198,053
CSI MTN Ltd.
4.25%, 07/16/28, (1-day SOFR Index + 0.60%)(a)(i)	200	199,752
4.39%, 10/22/27, (1-day SOFR Index + 0.73%)(a)(i)	200	200,372
Far East Horizon Ltd., 5.88%, 03/05/28(a)	200	200,375
Fortune Star BVI Ltd., 8.50%, 05/19/28(a)	200	204,700
Franshion Brilliant Ltd., 4.25%, 07/23/29(a)	200	185,663
Greentown China Holdings Ltd., 8.45%, 02/24/28(a)	200	202,900
Industrial & Commercial Bank of China Ltd., 3.20%, (5-year CMT + 2.37%)(a)(e)(i)	1,600	1,592,640
Industrial & Commercial Bank of China Ltd./Hong Kong, 4.18%, 05/21/28, (1-day SOFR Index + 0.52%)(a)(i)	200	199,964
Industrial & Commercial Bank of China Ltd./New York, 3.54%, 11/08/27	250	247,140
Inventive Global Investments Ltd., 4.15%, 11/19/28, (1-day SOFR Index + 0.48%)(a)(i)	200	199,562
JD.com, Inc., 3.38%, 01/14/30	200	194,060
Joy Treasure Assets Holdings, Inc.
3.50%, 09/24/29(a)	200	193,012
5.75%, 06/06/29(a)	200	206,186
Kuaishou Technology, 4.13%, 01/22/31	200	197,380
Lenovo Group Ltd.
3.42%, 11/02/30(a)	400	377,712
5.83%, 01/27/28(a)	200	204,404
Longfor Group Holdings Ltd., 3.95%, 09/16/29(a)	200	164,250
Meituan
3.05%, 10/28/30(a)	400	368,848
4.50%, 04/02/28(a)	200	199,494
4.63%, 10/02/29(a)	400	397,214
4.75%, 11/05/32(a)	200	194,926
5.13%, 11/05/35(a)	200	194,038
Prosus NV
3.06%, 07/13/31(a)	1,000	913,000
3.68%, 01/21/30(a)	800	766,300
3.83%, 02/08/51(a)	900	598,689
4.03%, 08/03/50(a)	600	413,850
4.19%, 01/19/32(a)	600	573,363
4.85%, 07/06/27(a)	200	200,532
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® J.P. Morgan EM Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
China (continued)
4.99%, 01/19/52(a)	$700	$544,236
SF Holding Investment 2021 Ltd., 3.13%, 11/17/31(a)	200	187,272
SF Holding Investment Ltd., 2.88%, 02/20/30(a)	200	189,684
Shanghai Port Group BVI Development 2 Co. Ltd., 2.38%, 07/13/30(a)	200	185,418
Sinopec Capital 2013 Ltd., 4.25%, 04/24/43(a)	200	178,092
Tencent Holdings Ltd.
2.39%, 06/03/30(a)	600	559,554
2.88%, 04/22/31(a)	200	187,978
3.24%, 06/03/50(a)	400	277,156
3.29%, 06/03/60(a)	200	130,240
3.60%, 01/19/28(a)(c)	300	297,435
3.68%, 04/22/41(a)	200	169,956
3.84%, 04/22/51(a)	400	306,832
3.93%, 01/19/38(a)	200	181,772
3.94%, 04/22/61(a)	200	149,268
3.98%, 04/11/29(a)	800	796,936
4.53%, 04/11/49(a)(c)	200	172,614
Tencent Music Entertainment Group, 2.00%, 09/03/30	200	180,888
Vanke Real Estate Hong Kong Co. Ltd., 3.98%, 11/09/27(a)(f)(g)	200	79,592
Weibo Corp., 3.38%, 07/08/30	200	187,840
Xiaomi Best Time International Ltd.
2.88%, 07/14/31(a)	200	183,650
3.38%, 04/29/30(a)	200	190,790
Yongda Investment Ltd., 4.60%, 06/03/28(a)	200	200,204
Zhongsheng Group Holdings Ltd., 5.98%, 01/30/28(a)	200	194,000
		32,609,781
Colombia — 3.4%
ABRA Global Finance, 14.00%, 10/22/29, (6.00% Cash + 8.00% PIK)(a)(h)	321	298,975
AI Candelaria Spain SA, 5.75%, 06/15/33(a)	400	362,420
Banco Davivienda SA
6.65%, (10-year CMT + 5.10%)(a)(e)(i)	200	185,925
8.13%, 07/02/35, (5-year CMT + 4.59%)(a)(i)	400	413,120
Bancolombia SA, 8.63%, 12/24/34, (5-year CMT + 4.32%)(c)(i)	400	427,574
Colombia Telecomunicaciones SA ESP, 4.95%, 07/17/30(a)	200	187,700
Ecopetrol SA
4.63%, 11/02/31	700	629,020
5.88%, 05/28/45	1,000	768,650
5.88%, 11/02/51	400	295,740
6.88%, 04/29/30	1,000	1,005,000
7.38%, 09/18/43	450	419,625
7.75%, 02/01/32	950	973,465
8.38%, 01/19/36(c)	1,000	1,036,700
8.63%, 01/19/29	658	696,493
8.88%, 01/13/33	1,200	1,288,440
EnfraGen Energia Sur SA/EnfraGen Spain SA/Prime Energia SpA, 5.38%, 12/30/30(a)	396	367,184
Gran Tierra Energy, Inc., 9.75%, 04/15/31(a)	200	182,000
Grupo Aval Ltd., 4.38%, 02/04/30(a)	600	565,800
Grupo Energia Bogota SA ESP, 5.75%, 10/22/35(a)	200	195,100
Grupo Nutresa SA
7.88%, (5-year CMT + 4.10%)(b)(e)(i)	400	398,000
8.00%, 05/12/30(a)	800	846,160
9.00%, 05/12/35(a)	800	892,400
Promigas SA ESP/Gases del Pacifico SAC, 3.75%, 10/16/29(a)	200	187,210
Security	Par (000)	Value
Colombia (continued)
SierraCol Energy Andina LLC/SierraCol Energy Arauca/Colombia Energy Development, 9.00%, 11/14/30(a)	$400	$404,100
SURA Asset Management SA, 6.35%, 05/13/32(a)	200	209,200
Transportadora de Gas Internacional SA ESP, 5.55%, 11/01/28(a)	200	200,720
		13,436,721
Congo, The Democratic Republic — 0.2%
Ivanhoe Mines Ltd., 7.88%, 01/23/30(a)	600	609,438
Czech Republic — 0.2%
Czechoslovak Group A/S, 6.50%, 01/10/31(a)	800	823,392
Dominican Republic — 0.1%
Aeropuertos Dominicanos Siglo XXI SA, 7.00%, 06/30/34(a)	400	415,656
Ghana — 0.3%
Kosmos Energy Ltd., 8.75%, 10/01/31(a)	400	371,200
Tullow Holdco 2 Ltd., 15.00%, 11/15/28, (15.00% PIK)(b)(h)	800	821,400
		1,192,600
Guatemala — 1.2%
Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL, 5.25%, 04/27/29(a)	850	840,697
CT Trust, 5.13%, 02/03/32(a)	600	575,508
Energuate Trust 2 0, 6.35%, 09/15/35(a)	600	601,653
Industrial Subordinated Trust 2 0, 6.55%, 04/15/36(i)	400	406,200
Investment Energy Resources Ltd., 6.25%, 04/26/29(a)	600	599,322
Millicom International Cellular SA
4.50%, 04/27/31(a)(c)	800	747,360
6.25%, 03/25/29(a)	360	361,764
7.38%, 04/02/32(a)	200	206,650
Mobiliare Latam SA / Mobiliare Latam Mexico SA de CV, 6.75%, 11/10/32(a)	400	399,772
		4,738,926
Hong Kong — 3.5%
AIA Group Ltd.
3.20%, 09/16/40(a)	400	308,424
3.38%, 04/07/30(a)	200	193,724
3.60%, 04/09/29(a)	200	196,550
3.90%, 04/06/28(a)	200	199,044
4.50%, 03/16/46(a)	200	177,294
4.88%, 03/11/44(a)	200	187,584
4.95%, 04/04/33(a)	200	204,734
5.38%, 04/05/34(a)	200	204,478
5.40%, 09/30/54(a)	200	189,404
5.63%, 10/25/27(a)	200	203,930
Bank of Communications Hong Kong Ltd., 2.30%, 07/08/31, (5-year CMT + 1.40%)(a)(i)	250	249,075
Bank of East Asia Ltd. (The), 6.75%, 06/27/34, (5-year CMT + 2.55%)(a)(i)	250	260,512
Cas Capital No. 2 Ltd., 6.25%, (5-year CMT + 2.53%)(a)(e)(i)	200	200,750
Castle Peak Power Finance Co. Ltd., 3.25%, 07/25/27(a)	200	197,568
China CITIC Bank International Ltd.
4.80%, (5-year CMT + 2.10%)(a)(e)(i)	250	250,698
6.00%, 12/05/33, (5-year CMT + 1.65%)(a)(i)	250	258,450

2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® J.P. Morgan EM Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Hong Kong (continued)
China Ping An Insurance Overseas Holdings Ltd., 2.85%, 08/12/31(a)	$200	$182,070
CLP Power HK Finance Ltd., 5.45%, (5-year CMT + 1.01%)(a)(e)(i)	200	206,660
CS Treasury Management Services P Ltd., 9.00%(a)(e)	312	318,873
Elect Global Investments Ltd., 7.20%, (5-year CMT + 3.28%)(a)(e)(i)	200	210,780
FWD Group Holdings Ltd.
5.84%, 09/22/35(a)	200	200,502
7.64%, 07/02/31(a)	200	218,862
HKT Capital No. 6 Ltd., 3.00%, 01/18/32(a)	200	183,148
Hongkong Electric Finance Ltd., 1.88%, 08/27/30(a)	200	180,428
Hongkong Land Finance Cayman Islands Co. Ltd. (The), 2.88%, 05/27/30(a)	200	187,965
HPHT Finance 25 Ltd., 5.00%, 02/21/30(a)	200	201,400
Hysan MTN Ltd., 2.82%, 09/04/29(a)	200	187,772
IFC Development Corporate Treasury Ltd., 3.63%, 04/17/29(a)	200	193,236
JMH Co. Ltd., 2.50%, 04/09/31(a)	200	181,863
Li & Fung Ltd., 5.25%(a)(e)	200	116,500
Link Finance Cayman 2009 Ltd. (The), 2.75%, 01/19/32(a)	200	181,928
Melco Resorts Finance Ltd.
5.38%, 12/04/29(a)	800	781,920
5.63%, 07/17/27(a)(c)	400	398,720
5.75%, 07/21/28(a)	600	595,833
6.50%, 09/24/33(a)	400	396,500
7.63%, 04/17/32(a)	600	617,592
MTR Corp. CI Ltd.
4.88%, (5-year CMT + 0.86%)(a)(e)(i)	400	405,000
5.63%, (5-year CMT + 1.46%)(a)(e)(i)	400	416,375
MTR Corp. Ltd.
1.63%, 08/19/30(a)	200	180,702
4.38%, 04/01/30(a)	200	201,800
4.88%, 04/01/35(a)	200	206,196
5.25%, 04/01/55(a)	400	397,532
Nanyang Commercial Bank Ltd., 6.00%, 08/06/34, (5-year CMT + 2.10%)(a)(i)	250	256,432
NWD MTN Ltd., 4.13%, 07/18/29(a)	200	161,500
Phoenix Lead Ltd., 4.85%(a)(e)	200	168,750
Prudential Funding Asia PLC
2.95%, 11/03/33, (5-year CMT + 1.52%)(a)(i)	200	190,532
3.13%, 04/14/30	300	285,991
4.88%(a)(e)	200	181,502
Seaspan Corp., 5.50%, 08/01/29(a)	200	192,140
Sun Hung Kai Properties Capital Market Ltd.
2.75%, 05/13/30(a)	200	186,826
2.88%, 01/21/30(a)	200	188,730
Swire Pacific Mtn Financing HK Ltd.
2.88%, 01/30/30(a)	200	190,114
4.63%, 08/28/32(a)	200	200,988
Swire Properties MTN Financing Ltd., 3.50%, 01/10/28(a)	200	196,984
Wharf REIC Finance BVI Ltd., 3.50%, 01/17/28(a)	200	196,534
		13,629,399
Security	Par (000)	Value
Hungary — 0.3%
OTP Bank Nyrt
7.30%, 07/30/35, (5-year CMT + 2.86%)(a)(i)	$600	$630,294
8.75%, 05/15/33, (5-year CMT + 5.06%)(a)(i)	500	527,670
		1,157,964
India — 3.8%
ABJA Investment Co. Pte. Ltd., 5.45%, 01/24/28(a)	400	403,500
Adani Electricity Mumbai Ltd., 3.95%, 02/12/30(a)	400	376,000
Adani Ports & Special Economic Zone Ltd.
4.20%, 08/04/27(a)	200	197,400
4.38%, 07/03/29(a)	400	389,000
Axis Bank Ltd./Gandhinagar, 4.10%, (5-year CMT + 3.32%)(a)(e)(i)	200	198,388
Bharti Airtel Ltd., 3.25%, 06/03/31(a)	400	374,960
Biocon Biologics Global PLC, 6.67%, 10/09/29(a)	400	402,200
Continuum Green Energy India Pvt/Co-Issuers, 7.50%, 06/26/33(a)	188	194,096
Delhi International Airport Ltd., 6.45%, 06/04/29(a)	200	206,600
Greenko Power II Ltd., 4.30%, 12/13/28(a)	456	435,874
Greenko Wind Projects Mauritius Ltd., 7.25%, 09/27/28(a)	394	397,546
HDFC Bank Ltd., 3.70%, (5-year CMT + 2.93%)(a)(e)(i)	400	396,736
Hindustan Petroleum Corp. Ltd., 4.00%, 07/12/27(a)	200	198,448
ICICI Bank Ltd./Dubai, 3.80%, 12/14/27(a)	200	197,390
Indian Railway Finance Corp. Ltd.
2.80%, 02/10/31(a)	400	364,772
3.25%, 02/13/30(a)	200	189,486
3.57%, 01/21/32(a)(c)	400	374,888
IRB Infrastructure Developers Ltd., 7.11%, 03/11/32(a)	400	409,689
JSW Steel Ltd., 5.05%, 04/05/32(a)	200	196,402
Muthoot Finance Ltd.
5.75%, 08/04/30(a)	200	198,050
6.38%, 04/23/29(a)	400	402,254
6.38%, 03/02/30(a)	200	201,500
7.13%, 02/14/28(a)	400	406,400
Network i2i Ltd., 3.98%, (5-year CMT + 3.39%)(a)(e)(i)	200	199,880
Oil India Ltd., 5.13%, 02/04/29(a)	200	201,754
Power Finance Corp. Ltd.
3.35%, 05/16/31(a)	200	187,000
3.95%, 04/23/30(a)(c)	400	387,600
4.50%, 06/18/29(a)	200	198,068
6.15%, 12/06/28(a)	200	206,944
REC Ltd.
4.75%, 09/27/29(a)	200	199,336
5.63%, 04/11/28(a)	400	405,976
Reliance Industries Ltd.
2.88%, 01/12/32(a)	800	721,912
3.63%, 01/12/52(a)	900	639,054
3.67%, 11/30/27(a)	250	246,385
3.75%, 01/12/62(a)	400	276,900
4.88%, 02/10/45(a)	250	226,893
6.25%, 10/19/40(a)	250	270,872
Renew Treasury Ifsc Pvt Ltd., 6.50%, 02/02/31(a)	200	198,860
ReNew Wind Energy AP2/ReNew Power Pvt Ltd. other 9 Subsidiaries, 4.50%, 07/14/28(a)	200	192,000
Shriram Finance Ltd., 6.15%, 04/03/28(a)	200	204,062
State Bank of India/London
4.50%, 09/09/30(a)	400	396,348
4.88%, 05/05/28(a)	400	402,096
5.00%, 01/17/29(a)	200	201,766
5.13%, 11/25/29(a)	200	202,972
UPL Corp. Ltd., 4.63%, 06/16/30(a)	200	183,372
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® J.P. Morgan EM Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
India (continued)
Vedanta Resources Finance II PLC
9.13%, 10/15/32(a)	$200	$207,750
9.48%, 07/24/30(a)	200	209,500
9.85%, 04/24/33(a)	200	213,256
10.88%, 09/17/29(a)	600	636,750
11.25%, 12/03/31(a)	200	219,250
		14,948,135
Indonesia — 2.0%
Bank Mandiri Persero Tbk PT, 4.90%, 03/24/28(a)	600	601,688
Bank Negara Indonesia Persero Tbk PT, 5.28%, 04/05/29(a)	400	406,496
Freeport Indonesia PT
5.32%, 04/14/32(a)	1,200	1,201,200
6.20%, 04/14/52(a)	500	490,940
Garuda Indonesia Persero Tbk PT, 6.50%, 12/28/31, (6.50% Cash or 7.25% PIK)(a)(h)	462	390,017
Indofood CBP Sukses Makmur Tbk PT
3.40%, 06/09/31(a)	800	741,120
3.54%, 04/27/32(a)	400	367,500
4.75%, 06/09/51(a)	400	323,500
LLPL Capital Pte. Ltd., 6.88%, 02/04/39(a)	404	411,860
Medco Cypress Tree Pte. Ltd., 8.63%, 05/19/30(a)	400	417,000
Minejesa Capital BV
4.63%, 08/10/30(a)	649	642,121
5.63%, 08/10/37(a)	600	580,938
Nickel Industries Ltd., 9.00%, 09/30/30(a)	600	621,822
Star Energy Geothermal Darajat II/Star Energy Geothermal Salak, 4.85%, 10/14/38(a)	600	568,800
		7,765,002
Israel — 2.8%
Bank Hapoalim BM
3.26%, 01/21/32, (5-year CMT + 2.16%)(a)(b)(i)	600	594,282
4.72%, 07/14/29(a)(b)	600	593,592
5.25%, 01/14/33(a)(b)	600	595,950
Bank Leumi Le-Israel BM
5.13%, 07/27/27(a)(b)	400	400,504
7.13%, 07/18/33, (5-year CMT + 3.47%)(a)(b)(i)	200	206,000
Energian Israel Finance Ltd.
5.38%, 03/30/28(a)(b)	400	394,128
5.88%, 03/30/31(a)(b)	350	333,813
8.50%, 09/30/33(a)(b)	470	498,214
ICL Group Ltd., 6.38%, 05/31/38(a)(b)	450	463,509
Israel Discount Bank Ltd., 5.38%, 01/26/28(a)(b)	400	401,750
Israel Electric Corp. Ltd.
3.75%, 02/22/32(a)(b)	400	370,244
4.25%, 08/14/28(a)(b)	600	589,434
5.63%, 01/28/38(a)(b)	200	198,250
Leviathan Bond Ltd.
6.50%, 06/30/27(a)(b)	400	402,000
6.75%, 06/30/30(a)(b)	425	438,621
Mizrahi Tefahot Bank Ltd.
5.05%, 01/28/31(a)(b)	200	198,000
5.84%, 04/15/36, (5-year CMT + 2.10%)(a)(b)(i)	400	402,700
Teva Pharmaceutical Finance Co. LLC, 6.15%, 02/01/36(c)	500	524,400
Teva Pharmaceutical Finance Netherlands III BV
4.10%, 10/01/46(c)	1,300	1,001,650
5.13%, 05/09/29	750	752,932
6.00%, 12/01/32	400	415,768
6.75%, 03/01/28(c)	700	717,710
Security	Par (000)	Value
Israel (continued)
8.13%, 09/15/31	$200	$226,058
Teva Pharmaceutical Finance Netherlands IV BV, 5.75%, 12/01/30	400	410,616
		11,130,125
Ivory Coast — 0.1%
Endeavour Mining PLC, 7.00%, 05/28/30(a)	400	408,950
Jamaica — 0.4%
Digicel International Finance Ltd./Difl US LLC, 8.63%, 08/01/32(a)	1,400	1,452,500
Jordan — 0.1%
Hikma Finance USA LLC, 5.13%, 07/08/30(a)	400	399,628
Kazakhstan — 1.2%
Kaspi.KZ JSC
5.90%, 04/28/31(b)	400	398,250
6.25%, 03/26/30(a)	400	405,000
KazMunayGas National Co. JSC
3.50%, 04/14/33(a)	600	545,625
5.38%, 04/24/30(a)	1,000	1,016,000
5.75%, 04/19/47(a)	700	669,039
6.38%, 10/24/48(a)	900	907,128
Tengizchevroil Finance Co. International Ltd., 3.25%, 08/15/30(a)	600	560,622
		4,501,664
Kuwait — 2.1%
Boubyan Sukuk Ltd., 4.97%, 06/04/30(a)	400	400,200
Burgan Bank SAK, 2.75%, 12/15/31, (5-year CMT + 2.23%)(a)(i)	400	392,000
Burgan Senior SPC Ltd., 4.88%, 10/16/30(a)	200	197,592
Equate Sukuk Spc Ltd., 5.00%, 09/05/31(a)	600	598,986
KFH Sukuk Co.
4.56%, 01/13/31(a)	800	788,500
5.01%, 01/17/29(a)	1,000	1,003,250
5.38%, 01/14/30(a)	600	609,192
KFH Tier 1 Sukuk 2 Ltd., 6.25%, (5-year CMT + 2.50%)(a)(e)(i)	600	603,522
MEGlobal BV, 2.63%, 04/28/28(a)	600	568,800
MEGlobal Canada ULC, 5.88%, 05/18/30(a)	400	407,816
NBK SPC Ltd.
1.63%, 09/15/27, (1-day SOFR + 1.05%)(a)(i)	600	592,312
5.50%, 06/06/30, (1-day SOFR + 1.16%)(a)(i)	400	408,625
NBK Tier 1 Ltd.
3.63%, (6 year USD CMT + 2.88%)(a)(e)(i)	600	592,950
6.38%, (6 year USD CMT + 2.40%)(a)(e)(i)	600	597,750
Warba Sukuk Ltd., 5.35%, 07/10/29(a)	400	402,264
		8,163,759
Luxembourg — 0.4%
Altice Financing SA
5.00%, 01/15/28(a)	800	588,672
5.75%, 08/15/29(a)	1,200	876,852
		1,465,524
Macau — 1.9%
MGM China Holdings Ltd., 7.13%, 06/26/31(a)	400	415,000
Sands China Ltd.
2.85%, 03/08/29	400	378,796
3.25%, 08/08/31	500	457,500
4.38%, 06/18/30	400	391,486
5.40%, 08/08/28	1,400	1,414,877
SJM International Ltd., 6.50%, 01/15/31(a)	400	389,436

2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® J.P. Morgan EM Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Macau (continued)
Studio City Finance Ltd.
5.00%, 01/15/29(a)	$700	$667,415
6.50%, 01/15/28(a)	400	397,808
Wynn Macau Ltd.
5.13%, 12/15/29(a)	800	779,600
5.50%, 10/01/27(a)	400	398,440
5.63%, 08/26/28(a)	1,000	994,139
6.75%, 02/15/34(a)	800	801,000
		7,485,497
Malaysia — 0.7%
Axiata SPV2 Bhd, 2.16%, 08/19/30(a)	400	361,376
Axiata SPV5 Labuan Ltd., 3.06%, 08/19/50(a)	400	274,312
CIMB Bank Bhd, 2.13%, 07/20/27(a)	400	389,664
Genm Capital Labuan Ltd., 3.88%, 04/19/31(a)	800	726,560
Malayan Banking Bhd, 4.26%, 11/19/28, (1-day SOFR + 0.60%)(a)(i)	400	400,664
TNB Global Ventures Capital Bhd, 4.85%, 11/01/28(a)	500	504,465
		2,657,041
Mauritius — 0.1%
Axian Telecom Holding & Management PLC, 7.25%, 07/11/30(a)	400	402,580
Mexico — 4.8%
Alpek SAB de CV, 3.25%, 02/25/31(a)	200	173,880
America Movil SAB de CV
2.88%, 05/07/30	400	373,268
3.63%, 04/22/29	200	194,850
4.38%, 07/16/42	400	345,236
4.38%, 04/22/49(c)	400	329,250
4.70%, 07/21/32	200	198,398
5.00%, 01/20/33	200	200,000
6.13%, 03/30/40	550	577,076
6.38%, 03/01/35(c)	250	271,694
Banco Mercantil del Norte SA/Grand Cayman
5.88%, (5-year CMT + 4.64%)(a)(e)(i)	200	199,718
6.63%, (10-year CMT + 5.03%)(a)(e)(i)	200	195,652
7.50%, (10-year CMT + 5.47%)(a)(e)(i)	200	204,440
8.38%, (10-year CMT + 7.76%)(a)(e)(i)	200	212,706
8.38%, (5-year CMT + 4.07%)(a)(e)(i)	200	211,978
8.75%, (10-year CMT + 4.30%)(a)(e)(i)	200	216,202
Banco Nacional de Mexico SA, 7.00%, 08/07/36(b)(i)	200	200,000
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand
5.62%, 12/10/29(a)	200	205,400
7.53%, 10/01/28, (5-year CMT + 3.00%)(a)(i)	400	422,000
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico/TX
5.13%, 01/18/33, (5-year CMT + 2.65%)(a)(i)	400	393,600
5.88%, 09/13/34, (5-year CMT + 4.31%)(a)(i)	400	399,000
7.63%, 02/11/35, (5-year CMT + 3.38%)(a)(i)	200	209,000
8.13%, 01/08/39, (5-year CMT + 4.21%)(a)(i)	200	216,740
8.45%, 06/29/38, (5-year CMT + 4.66%)(a)(i)	400	441,500
Becle SAB de CV, 2.50%, 10/14/31(a)	200	171,956
Bimbo Bakeries USA, Inc.
4.00%, 05/17/51(a)	200	150,791
5.38%, 01/09/36(a)	200	198,602
6.05%, 01/15/29(a)	200	206,372
6.40%, 01/15/34(a)	200	213,532
Borr IHC Ltd./Borr Finance LLC
10.00%, 11/15/28(a)	341	356,744
10.38%, 11/15/30(a)	181	189,539
Security	Par (000)	Value
Mexico (continued)
Buffalo Energy Mexico Holdings/Buffalo Energy Infrastructure/Buffalo Energy, 7.88%, 02/15/39(a)	$198	$212,201
Cemex SAB de CV
3.88%, 07/11/31(a)	400	377,750
5.20%, 09/17/30(a)	200	200,500
5.45%, 11/19/29(a)	400	403,200
7.20%, (5-year CMT + 3.52%)(a)(e)(i)	200	207,102
Cemex SAB De CV, 5.13%, (5-year CMT + 4.53%)(a)(e)(i)	200	199,481
CFE Fibra E, 5.88%, 09/23/40(a)	197	195,262
Coca-Cola Femsa SAB de CV
1.85%, 09/01/32	300	251,063
2.75%, 01/22/30	200	187,000
5.10%, 05/06/35	150	150,388
Cometa Energia SA de CV, 6.38%, 04/24/35(a)	144	151,881
Corp Inmobiliaria Vesta SAB de CV, 5.50%, 01/30/33(a)	200	199,250
El Puerto de Liverpool SAB de CV
5.75%, 02/10/38	200	192,750
6.26%, 01/22/32(a)	200	209,866
FIBRA Prologis, 5.63%, 01/14/38	200	197,000
FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple, 7.25%, 01/31/41(a)	461	477,167
Fomento Economico Mexicano SAB de CV, 3.50%, 01/16/50	300	218,253
Fresnillo PLC, 4.25%, 10/02/50(a)	200	155,040
Gruma SAB de CV, 5.39%, 12/09/34(a)	200	203,200
Grupo Aeromexico SAB de CV
8.25%, 11/15/29(a)	200	193,950
8.63%, 11/15/31(a)	200	194,480
Grupo Bimbo SAB de CV
4.00%, 09/06/49(a)	200	153,068
4.70%, 11/10/47(a)	200	171,850
4.88%, 06/27/44(a)	200	178,928
Grupo Televisa SAB
5.00%, 05/13/45	200	134,196
5.25%, 05/24/49	200	133,500
6.13%, 01/31/46	200	153,050
6.63%, 01/15/40	200	173,750
Industrias Penoles SAB de CV
4.15%, 09/12/29(a)	200	196,200
4.75%, 08/06/50(a)	400	329,968
Infraestructura Energetica Nova SAPI de CV
4.75%, 01/15/51(a)	200	149,216
4.88%, 01/14/48(a)	200	157,462
Kimberly-Clark de Mexico SAB de CV, 2.43%, 07/01/31(a)	200	181,900
Minera Mexico SA de CV
4.50%, 01/26/50(a)	400	328,500
5.63%, 02/12/32(a)	200	205,296
Nemak SAB de CV, 3.63%, 06/28/31(a)	200	170,500
Orbia Advance Corp. SAB de CV
5.50%, 01/15/48(a)	200	147,550
5.88%, 09/17/44(a)	200	155,757
6.80%, 05/13/30(a)	200	201,200
Saavi Energia SARL, 8.88%, 02/10/35(a)	400	445,640
Sigma Finance Netherlands BV, 4.88%, 03/27/28(a)	200	201,055
Sigma Foods SAB de CV, 6.88%, 03/25/44(a)	200	213,426
Southern Copper Corp.
5.25%, 11/08/42	400	380,000
5.88%, 04/23/45	500	506,495
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® J.P. Morgan EM Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mexico (continued)
6.75%, 04/16/40	$250	$278,528
7.50%, 07/27/35	200	233,702
Tierra Mojada Luxembourg II SARL, 5.75%, 12/01/40(a)	169	165,859
Total Play Telecomunicaciones SA de CV, 11.13%, 12/31/32(a)	290	270,991
		18,673,495
Moldova — 0.1%
Aragvi Finance International DAC, 11.13%, 11/20/29(a)	400	380,976
Morocco — 1.5%
OCP SA
3.75%, 06/23/31(a)	500	459,700
5.13%, 06/23/51(a)	600	479,592
6.10%, 04/30/30(a)	600	612,300
6.70%, 03/01/36(a)	800	833,000
6.74%, (5-year CMT + 2.75%)(b)(e)(i)	600	596,580
6.75%, 05/02/34(a)	1,000	1,050,750
6.88%, 04/25/44(a)	400	405,004
7.37%, (5-year CMT + 3.22%)(b)(e)(i)	400	397,680
7.50%, 05/02/54(a)	800	860,320
		5,694,926
Nigeria — 0.5%
Access Bank PLC, 9.13%, (5-year CMT + 8.07%)(a)(e)(i)	400	399,000
IHS Holding Ltd.
6.25%, 11/29/28(a)	400	398,000
7.88%, 05/29/30(a)	400	412,444
8.25%, 11/29/31(a)	400	417,592
SEPLAT Energy PLC, 9.13%, 03/21/30(a)	400	426,600
		2,053,636
Oman — 0.4%
Bank Muscat SAOG, 4.85%, 10/01/30(a)	600	591,750
Otel Sukuk Ltd., 5.38%, 01/24/31(a)	400	404,500
Oztel Holdings SPC Ltd., 6.63%, 04/24/28(a)	550	566,104
		1,562,354
Pakistan — 0.2%
Veon Midco BV, 3.38%, 11/25/27(a)	800	778,120
Panama — 0.8%
AES Panama Generation Holdings SRL, 4.38%, 05/31/30(a)	934	880,672
Banco General SA, 4.13%, 08/07/27(a)	400	397,400
C&W Senior Finance Ltd., 9.00%, 01/15/33(a)	600	613,313
Sable International Finance Ltd., 7.13%, 10/15/32(a)	800	802,680
Telecomunicaciones Digitales SA, 4.50%, 01/30/30(a)	400	381,000
		3,075,065
Paraguay — 0.1%
Bioceanico Sovereign Certificate Ltd., 0.00%, 06/05/34(a)(c)(j)	276	228,229
Peru — 2.1%
Banco de Credito del Peru SA
3.25%, 09/30/31, (5-year CMT + 2.45%)(a)(i)	400	395,870
5.65%, 01/15/37, (5-year CMT + 1.96%)(a)(i)	400	397,680
5.80%, 03/10/35, (5-year CMT + 2.24%)(a)(i)	400	400,516
5.85%, 01/11/29(a)	400	412,100
6.45%, 07/30/35, (5-year CMT + 2.49%)(a)(c)(i)	600	616,710
Banco Internacional del Peru SAA Interbank, 4.80%, 07/15/31(a)	350	345,406
Security	Par (000)	Value
Peru (continued)
Cia de Minas Buenaventura SAA, 6.80%, 02/04/32(a)	$400	$410,749
Consorcio Transmantaro SA
4.70%, 04/16/34(a)(c)	400	389,404
5.20%, 04/11/38(a)	400	391,563
Hunt Oil Co. of Peru LLC Sucursal Del Peru, 7.75%, 11/05/38(a)	400	428,000
InRetail Consumer, 3.25%, 03/22/28(a)	400	385,380
Kallpa Generacion SA
5.50%, 09/11/35(a)	600	597,810
5.88%, 01/30/32(a)	335	346,256
Minsur SA, 4.50%, 10/28/31(a)	400	383,832
Niagara Energy SAC, 5.75%, 10/03/34(a)	900	911,250
Peru LNG SRL, 5.38%, 03/22/30(a)	533	517,490
Pluspetrol Camisea SA/Pluspetrol Lote 56 SA, 6.24%, 07/03/36(a)	400	418,080
Volcan Cia Minera SAA, 8.50%, 10/28/32(a)	600	617,244
		8,365,340
Philippines — 1.2%
Bank of the Philippine Islands, 5.00%, 04/07/30(a)	400	407,816
BDO Unibank, Inc., 4.38%, 12/03/30(a)	400	398,050
JGSH Philippines Ltd., 4.13%, 07/09/30(a)	400	393,564
Manila Water Co., Inc., 4.38%, 07/30/30(a)	400	393,000
Metropolitan Bank & Trust Co.
5.38%, 03/06/29(a)	400	410,200
5.50%, 03/06/34(a)	400	408,000
San Miguel Global Power Holdings Corp.
5.45%, (5-year CMT + 7.16%)(a)(e)(i)	600	599,064
8.13%, (5-year CMT + 6.40%)(a)(e)(i)	400	398,376
8.75%, (5-year CMT + 7.73%)(a)(e)(i)	600	608,352
8.95%, (5-year CMT + 7.45%)(a)(e)(i)	400	408,568
SMIC SG Holdings Pte. Ltd., 5.38%, 07/24/29(a)	400	405,000
		4,829,990
Poland — 0.4%
Canpack SA/Canpack U.S. LLC, 3.88%, 11/15/29(a)	700	661,164
ORLEN SA, 6.00%, 01/30/35(a)	1,000	1,042,642
		1,703,806
Qatar — 3.4%
ABQ Finance Ltd., 4.95%, 03/25/30(a)	400	401,000
BBG Sukuk Ltd., 4.56%, 10/09/29(a)	600	596,437
CBQ Finance Ltd.
4.63%, 09/10/30(a)	400	393,876
5.38%, 03/28/29(a)	600	606,750
Commercial Bank PSQC/(The), 6.25%(e)(i)	400	395,688
Doha Finance Ltd.
4.50%, 03/16/31(a)	400	388,520
5.25%, 03/12/29(a)	400	402,700
5.25%, 03/05/30(a)	600	604,050
MAR Finance LLC, 4.88%, 05/29/30(a)	400	401,679
Nakilat, Inc., 6.07%, 12/31/33(a)	492	497,164
Ooredoo International Finance Ltd.
2.63%, 04/08/31(a)	600	547,824
3.88%, 01/31/28(a)	400	397,760
4.50%, 01/31/43(a)	400	359,700
4.63%, 10/10/34(a)	400	394,996
QIB Sukuk Ltd.
4.40%, 03/05/31(a)	200	197,000
4.49%, 09/17/29(a)	600	595,410
4.80%, 06/12/30(a)	600	601,356
5.58%, 11/22/28(a)	800	817,136

2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® J.P. Morgan EM Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Qatar (continued)
QIC Cayman Ltd., 6.15%, (6 year USD CMT + 2.20%)(a)(e)(i)	$400	$392,252
QIIB Senior Oryx Ltd.
4.50%, 11/13/30(a)	400	396,800
5.25%, 01/24/29(a)	600	605,328
QNB Finance Ltd.
4.47%, 01/29/31, (1-day SOFR + 0.80%)(a)(i)	400	393,036
4.50%, 07/24/30(a)	800	792,352
4.71%, 03/04/30, (1-day SOFR + 1.05%)(a)(i)	600	597,750
4.86%, 04/02/29, (1-day SOFR + 1.20%)(i)	800	801,680
4.88%, 01/30/29(a)	800	804,000
		13,382,244
Saudi Arabia — 6.1%
Al Rajhi Bank, 6.38%, (5-year CMT + 1.89%)(a)(e)(i)	200	201,380
Al Rajhi Sukuk Ltd.
4.75%, 04/05/28(a)	200	200,404
5.05%, 03/12/29(a)	400	402,176
5.65%, 03/16/36, (5-year CMT + 2.00%)(a)(i)	400	395,224
6.25%, (6 year USD CMT + 1.59%)(a)(e)(i)	400	400,280
AL Rajhi Tier 1 Sukuk Ltd., 6.15%(e)(i)	200	200,160
Alinma At1 Sukuk Ltd., 6.50%, (5-year CMT + 2.36%)(a)(e)(i)	200	202,242
Alinma Bank, 6.25%, (5-year CMT + 2.43%)(a)(e)(i)	200	200,500
Alinma Tier 1 Sukuk Ltd., 6.50%, (5-year CMT + 2.20%)(a)(e)(i)	400	403,128
Almarai Co. JSC, 5.23%, 07/25/33(a)	200	200,000
Almarai Sukuk Ltd., 4.45%, 09/24/30(a)	200	196,188
ANB Tier 1 Sukuk Co. Ltd., 6.40%, (5-year CMT + 2.60%)(a)(e)(i)	200	200,514
Arabian Centres Sukuk III Ltd., 9.50%, 03/06/29(a)	200	207,286
Arabian Centres Sukuk IV Ltd., 8.88%, 12/04/30(a)	200	203,186
BAB Usd At1 Sukuk Ltd., 6.50%, (5-year CMT + 2.36%)(a)(e)(i)	200	200,946
BAJ Tier 1 Sukuk Co. Ltd., 6.50%, (5-year CMT + 2.85%)(a)(e)(i)	200	202,530
Banque Saudi Fransi, 6.38%, (6 year USD CMT + 2.52%)(a)(e)(i)	200	198,258
BSF Finance
5.50%, 11/23/27(a)	200	201,792
5.76%, 09/03/35, (5-year CMT + 2.00%)(a)(i)	200	196,052
BSF Sukuk Co. Ltd.
4.75%, 05/31/28(a)	400	398,280
5.38%, 01/21/30(a)	200	203,124
Dar Al-Arkan Sukuk Co. Ltd.
7.25%, 07/02/30(a)	200	202,258
8.00%, 02/25/29(a)	200	206,174
EIG Pearl Holdings SARL
3.55%, 08/31/36(a)	388	354,746
4.39%, 11/30/46(a)	300	245,796
Greensaif Pipelines Bidco SARL
5.85%, 02/23/36(a)	200	204,600
6.10%, 08/23/42(a)	400	408,756
6.13%, 02/23/38(a)	400	413,670
6.51%, 02/23/42(a)	400	423,690
Ma'aden Sukuk Ltd.
5.25%, 02/13/30(a)	200	202,220
5.50%, 02/13/35(a)	200	202,564
Riyad Sukuk Ltd., 6.21%, 07/14/35, (5-year CMT + 2.25%)(a)(i)	200	201,060
Riyad T1 Sukuk Ltd., 5.50%, (5-year CMT + 1.91%)(a)(e)(i)	400	391,412
Security	Par (000)	Value
Saudi Arabia (continued)
Riyad Tier 1 Sukuk Ltd., 4.00%, (5-year CMT + 2.17%)(a)(e)(i)	$200	$196,688
SA Global Sukuk Ltd.
2.69%, 06/17/31(a)	800	718,400
4.25%, 10/02/29(a)	400	393,312
4.63%, 09/17/35(a)	200	190,850
4.75%, 10/02/34(a)	400	388,948
SAB AT1 Ltd., 6.50%, (5-year CMT + 2.30%)(a)(e)(i)	200	200,812
SABIC Capital I BV
2.15%, 09/14/30(a)	200	179,210
3.00%, 09/14/50(a)	200	128,860
SABIC Capital II BV, 4.50%, 10/10/28(a)	200	198,126
Saib Tier 1 Sukuk Ltd., 6.38%, (5-year CMT + 2.09%)(a)(e)(i)	200	199,938
Saudi Arabian Oil Co.
2.25%, 11/24/30(a)	600	535,836
3.25%, 11/24/50(a)	600	385,548
3.50%, 04/16/29(a)	900	870,327
3.50%, 11/24/70(a)	600	368,250
4.25%, 04/16/39(a)	800	703,000
4.38%, 02/02/31(a)	200	196,000
4.38%, 04/16/49(a)	700	557,809
4.75%, 06/02/30(a)	400	399,128
5.00%, 02/02/36(a)	200	196,120
5.25%, 07/17/34(a)	600	604,092
5.38%, 06/02/35(a)	400	404,504
5.75%, 07/17/54(a)	400	377,120
5.88%, 07/17/64(a)	400	375,094
6.00%, 02/02/56(a)	200	195,375
6.38%, 06/02/55(a)	600	612,756
Saudi Awwal Bank, 5.95%, 09/04/35, (5-year CMT + 2.20%)(a)(i)	200	198,814
Saudi Electricity Global Sukuk Co. 2, 5.06%, 04/08/43(a)	400	372,520
Saudi Electricity Global Sukuk Co. 3, 5.50%, 04/08/44(a)	200	193,122
Saudi Electricity Global Sukuk Co. 4, 4.72%, 09/27/28(a)	600	599,496
Saudi Electricity Global Sukuk Co. 5, 2.41%, 09/17/30(a)	200	180,738
Saudi Electricity Sukuk Programme Co.
4.52%, 01/22/32	200	195,750
4.63%, 04/11/33(a)	400	390,624
4.94%, 02/13/29(a)	200	200,780
5.19%, 02/13/34(a)	400	401,316
5.23%, 02/18/30(a)	200	202,466
5.68%, 04/11/53(a)	400	387,125
Saudi Telecom Co., 3.89%, 05/13/29(a)	400	390,500
SNB Funding Ltd.
4.86%, 07/11/29, (1-day SOFR + 1.20%)(a)(i)	200	199,000
6.00%, 06/24/35, (5-year CMT + 2.00%)(a)(i)	400	401,628
SNB Sukuk Ltd.
5.13%, 02/27/29(a)	200	201,940
5.94%, 07/18/36, (5-year CMT + 1.85%)(a)(i)	200	200,724
STC Sukuk Co. II Ltd.
4.49%, 01/15/31(a)	200	197,500
5.08%, 01/15/36(a)	200	198,250
TMS Issuer SARL, 5.78%, 08/23/32(a)	400	411,456
		23,770,448
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® J.P. Morgan EM Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Serbia — 0.2%
Telecommunications Co. Telekom Srbija AD Belgrade, 7.00%, 10/28/29(a)	$600	$602,184
Singapore — 2.7%
Clifford Capital Holdings Pte. Ltd., 3.97%, 09/30/28(a)	400	396,844
DBS Group Holdings Ltd.
4.25%, 03/21/28, (1-day SOFR + 0.60%)(a)(i)	800	801,912
4.30%, 03/21/30, (1-day SOFR + 0.65%)(a)(i)	400	402,176
4.40%, 03/21/28(a)	200	201,022
GLP Pte. Ltd.
4.50%, (5-year CMT + 3.74%)(a)(e)(i)	200	91,300
9.75%, 05/20/28(a)	200	157,100
Great Eastern Life Assurance Co. Ltd. (The), 5.40%, (5-year CMT + 0.70%)(a)(e)(i)	400	401,468
Oversea-Chinese Banking Corp. Ltd.
4.52%, 03/04/36, (5-year CMT + 0.90%)(a)(i)	200	197,282
4.55%, 09/08/35, (5-year CMT + 0.80%)(a)(i)	600	593,406
4.60%, 06/15/32, (5-year CMT + 1.58%)(a)(i)	400	399,832
5.52%, 05/21/34, (5-year CMT + 1.03%)(a)(i)	400	410,600
Puma International Financing SA, 7.75%, 04/25/29(a)	400	411,200
Sats Treasury Pte. Ltd., 4.83%, 01/23/29(a)	400	404,052
Singapore Airlines Ltd.
3.38%, 01/19/29(a)	400	387,472
5.25%, 03/21/34(a)	400	408,128
Singapore Telecommunications Ltd., 7.38%, 12/01/31(a)	400	457,092
SingTel Group Treasury Pte. Ltd.
1.88%, 06/10/30(a)	400	362,860
2.38%, 08/28/29(a)	400	376,704
3.88%, 08/28/28(a)	400	397,008
ST Engineering RHQ Ltd., 4.25%, 05/08/30(a)	600	598,806
United Overseas Bank Ltd.
2.00%, 10/14/31, (5-year CMT + 1.23%)(a)(i)	600	593,112
3.86%, 10/07/32, (5-year CMT + 1.45%)(a)(i)	600	593,970
4.23%, 04/02/28, (1-day SOFR Index + 0.58%)(a)(i)	400	400,750
4.40%, 04/02/28(a)	600	602,418
Yinson Production Financial Services Pte. Ltd., 9.63%, 05/03/29(a)(b)	400	421,200
		10,467,714
South Africa — 2.1%
Absa Group Ltd., 6.38%, (5-year CMT + 5.41%)(a)(e)(i)	200	199,500
Anglo American Capital PLC
2.63%, 09/10/30(a)	600	549,780
2.88%, 03/17/31(a)	400	365,248
3.88%, 03/16/29(a)	400	391,884
3.95%, 09/10/50(a)	400	293,944
4.50%, 03/15/28(a)	200	199,960
4.63%, 03/19/31(b)	400	395,252
4.75%, 03/16/52(a)	400	329,732
5.00%, 03/21/33(b)	400	395,324
5.25%, 03/19/36	400	393,000
5.50%, 05/02/33(a)	500	510,085
5.63%, 04/01/30(a)	400	412,256
5.75%, 04/05/34(a)	600	618,540
6.00%, 04/05/54(a)	400	391,992
Bidvest Group UK PLC (The), 6.20%, 09/17/32(a)	200	201,002
Gold Fields Orogen Holdings BVI Ltd., 6.13%, 05/15/29(a)	200	207,370
Sasol Financing USA LLC
5.50%, 03/18/31	500	469,625
8.75%, 05/03/29(a)	500	526,340
Security	Par (000)	Value
South Africa (continued)
8.75%, 04/10/33(b)	$200	$209,850
Stillwater Mining Co., 4.50%, 11/16/29(a)	400	381,250
Windfall Mining Group, Inc. / Groupe Minier Windfall, Inc., 5.85%, 05/13/32(a)	600	621,360
		8,063,294
South Korea — 3.1%
Hanwha Life Insurance Co. Ltd.
3.38%, 02/04/32, (5-year CMT + 1.85%)(a)(i)	400	395,396
6.30%, 06/24/55, (5-year CMT + 2.29%)(a)(i)	400	413,244
Hyundai Capital Services, Inc.
5.13%, 02/05/29(a)	200	202,642
5.25%, 01/22/28(a)	200	202,312
Hyundai Card Co. Ltd., 5.75%, 04/24/29(a)	200	205,254
Kookmin Bank
2.50%, 11/04/30(a)	200	181,244
4.63%, 04/21/28(a)	200	201,246
Korea Gas Corp.
2.88%, 07/16/29(a)	400	383,396
6.25%, 01/20/42(a)(c)	400	437,824
KT Corp., 4.13%, 02/02/28(a)	400	398,164
Kyobo Life Insurance Co. Ltd., 5.90%, 06/15/52, (5-year CMT + 2.89%)(a)(i)	200	202,500
LG Chem Ltd.
2.38%, 07/07/31(a)	400	351,488
3.63%, 04/15/29(a)	200	193,552
LG Energy Solution Ltd.
5.38%, 07/02/27(a)	400	403,268
5.38%, 07/02/29(a)	400	406,696
5.38%, 04/02/30(a)	200	201,816
5.50%, 07/02/34(a)	200	199,076
5.75%, 09/25/28(a)	200	204,334
5.88%, 04/02/35(a)	400	403,312
5.88%, 04/02/36(b)	200	200,260
Momentive Performance Materials, Inc., 4.13%, 10/22/28(a)	400	396,972
NongHyup Bank, 4.88%, 07/03/28(a)	400	404,452
POSCO, 5.75%, 01/17/28(a)	400	407,632
Shinhan Bank Co. Ltd.
4.38%, 04/13/32(a)(c)	400	389,992
4.50%, 04/12/28(a)	200	200,822
4.63%, 05/13/30(a)	200	202,048
4.73%, 10/26/28, (1-day SOFR + 1.08%)(a)(i)	200	202,764
5.75%, 04/15/34(a)	200	206,686
Shinhan Financial Group Co. Ltd.
2.88%, (5-year CMT + 2.06%)(a)(e)(i)	200	199,910
4.50%, 07/30/30(a)	200	198,886
5.00%, 07/24/28(a)	200	202,054
SK Battery America, Inc., 4.25%, 01/22/29(a)	200	199,004
SK hynix, Inc., 4.38%, 09/11/30(a)	200	198,976
SK Hynix, Inc.
2.38%, 01/19/31(a)	600	546,132
5.50%, 01/16/29(a)	600	616,296
6.38%, 01/17/28(a)	400	413,048
6.50%, 01/17/33(a)	400	439,508
Tongyang Life Insurance Co. Ltd., 6.25%, 05/07/35, (5-year CMT + 2.40%)(a)(i)	200	206,090
Woori Bank
4.88%, 01/26/28(a)	400	404,456
6.38%, (5-year CMT + 2.28%)(a)(e)(i)	200	207,500
		12,030,252

2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® J.P. Morgan EM Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Supranational — 0.2%
Africa Finance Corp., 2.88%, 04/28/28(a)	$600	$576,000
Eastern & Southern African Trade & Development Bank (The), 4.13%, 06/30/28(a)	400	375,928
		951,928
Switzerland — 0.3%
Allwyn Entertainment Financing U.K. PLC, 7.88%, 04/30/29(a)	400	410,100
Consolidated Energy Finance SA
5.63%, 10/15/28(a)	400	379,000
12.00%, 02/15/31(a)	400	407,464
		1,196,564
Taiwan — 2.5%
Cathaylife Singapore Pte. Ltd., 5.95%, 07/05/34(a)	400	417,292
Foxconn Far East Ltd., 2.50%, 10/28/30(a)	400	366,864
Fubon Life Singapore Pte. Ltd., 5.45%, 12/10/35(a)	400	396,064
Nanshan Life Pte. Ltd.
5.45%, 09/11/34(a)	600	586,212
5.88%, 03/17/41, (5-year CMT + 1.85%)(a)(i)	400	392,664
TSMC Arizona Corp.
2.50%, 10/25/31	900	817,560
3.13%, 10/25/41	800	650,368
3.25%, 10/25/51	800	600,640
4.13%, 04/22/29	400	398,356
4.25%, 04/22/32	700	692,671
4.50%, 04/22/52(c)	700	650,216
TSMC Global Ltd.
1.00%, 09/28/27(a)	600	573,150
1.38%, 09/28/30(a)	900	793,791
1.75%, 04/23/28(a)	700	666,470
2.25%, 04/23/31(a)	1,300	1,175,388
4.63%, 07/22/32(a)	400	404,448
		9,582,154
Tanzania — 0.3%
HTA Group Ltd./Mauritius, 7.50%, 06/04/29(a)	600	618,012
HTA Group Ltd/Mauritius, 6.75%, 04/01/31(b)	400	406,875
		1,024,887
Thailand — 2.6%
Advanced Info Service PCL, 4.26%, 03/04/31(a)	400	391,688
Bangkok Bank PCL/Hong Kong
3.47%, 09/23/36, (5-year CMT + 2.15%)(a)(i)	800	724,840
3.73%, 09/25/34, (5-year CMT + 1.90%)(a)(i)	900	855,162
4.30%, 06/15/27(a)	600	598,284
4.45%, 09/19/28(a)	400	399,112
4.51%, 11/26/30(a)	200	198,390
5.08%, 11/26/35(a)	400	392,992
5.30%, 09/21/28(a)	400	406,488
5.50%, 09/21/33(a)	600	613,482
5.65%, 07/05/34(a)	600	617,730
6.06%, 03/25/40, (5-year CMT + 1.78%)(a)(i)	800	807,384
GC Treasury Center Co. Ltd.
2.98%, 03/18/31(a)	300	267,294
6.50%, (5-year CMT + 2.82%)(a)(e)(i)	600	590,250
7.13%, (5-year CMT + 3.16%)(a)(e)(i)	400	393,000
Kasikornbank PCL
3.34%, 10/02/31, (5-year CMT + 1.70%)(a)(i)	600	594,954
5.46%, 03/07/28(a)	400	406,084
PTT Treasury Center Co. Ltd., 3.70%, 07/16/70(a)	600	404,094
PTTEP Treasury Center Co. Ltd.
2.59%, 06/10/27(a)	400	391,784
3.90%, 12/06/59(a)	400	295,264
Security	Par (000)	Value
Thailand (continued)
Siam Commercial Bank PCL/Cayman Islands, 4.40%, 02/11/29(a)	$400	$398,352
Thaioil Treasury Center Co. Ltd., 6.10%(a)(e)(i)	400	391,000
		10,137,628
Togo — 0.1%
Ecobank Transnational, Inc., 10.13%, 10/15/29(a)	400	428,300
Turkey — 3.9%
ADM Elektrik Dagitim AS, 9.50%, 02/05/31(a)	200	196,344
Akbank TAS
6.80%, 06/22/31, (5-year CMT + 6.02%)(a)(i)	200	199,804
7.50%, 01/20/30(a)	200	207,254
7.88%, 09/04/35, (5-year CMT + 3.73%)(a)(i)	200	201,836
7.95%, (5-year CMT + 4.22%)(a)(e)(i)	200	195,094
9.37%, (5-year CMT + 5.27%)(a)(e)(i)	400	410,380
Anadolu Efes Biracilik Ve Malt Sanayii A/S, 3.38%, 06/29/28(a)	200	186,368
Arcelik A/S, 8.50%, 09/25/28(a)	200	208,144
Aydem Yenilenebilir Enerji AS, 9.88%, 09/30/30(a)	400	405,480
Coca-Cola Icecek A/S, 4.50%, 01/20/29(a)	200	195,188
Eregli Demir ve Celik Fabrikalari TAS, 8.38%, 07/23/29(a)	600	624,000
Ford Otomotiv Sanayi A/S, 7.13%, 04/25/29(a)	200	203,625
GDZ Elektrik Dagitim A/S, 9.00%, 10/15/29(a)	200	194,312
Limak Cimento Sanayi ve Ticaret A/S, 9.75%, 07/25/29(a)	400	404,000
Limak Yenilenebilir Enerji A/S, 9.63%, 08/12/30(a)	200	200,220
Mersin Uluslararasi Liman Isletmeciligi A/S, 8.25%, 11/15/28(a)	200	206,250
Pegasus Hava Tasimaciligi A/S, 8.00%, 09/11/31(a)	200	200,800
QNB Bank A/S, 7.25%, 05/21/29(a)	200	206,190
Sisecam U.K. PLC
8.25%, 05/02/29(a)	400	411,088
8.38%, 01/23/33(a)	200	203,750
8.63%, 05/02/32(a)	400	409,644
TT Varlik Kiralama A/S, 6.50%, 10/30/30(a)	200	199,532
Turk Telekomunikasyon A/S
6.95%, 10/07/32(a)	400	399,628
7.38%, 05/20/29(a)	200	205,500
Turkcell Iletisim Hizmetleri A/S
5.80%, 04/11/28(a)	300	301,596
7.45%, 01/24/30(a)	200	206,760
7.65%, 01/24/32(a)	200	208,433
Turkiye Garanti Bankasi A/S
7.63%, 04/15/36, (5-year CMT + 3.87%)(a)(i)	400	397,660
8.13%, 01/03/35, (5-year CMT + 3.84%)(a)(i)	400	406,000
8.13%, 01/08/36, (5-year CMT + 4.33%)(a)(i)	200	202,848
8.38%, 02/28/34, (5-year CMT + 4.09%)(a)(i)	200	205,121
Turkiye Is Bankasi A/S
7.38%, 04/02/36, (5-year CMT + 3.63%)(a)(i)	400	395,600
7.58%, 02/05/37, (5-year CMT + 3.65%)(a)(i)	200	197,164
7.75%, 06/12/29(a)	200	207,692
9.13%, (5-year CMT + 4.63%)(a)(e)(i)	200	204,773
9.19%, 06/29/28, (5-year USD Swap + 5.12%)(a)(i)	200	211,750
Turkiye Vakiflar Bankasi TAO
6.88%, 01/07/30(a)	200	201,125
7.25%, 07/31/30(a)	400	405,750
8.99%, 10/05/34, (5-year CMT + 4.67%)(a)(i)	400	415,830
9.00%, 10/12/28(a)	400	428,968
10.12%, (5-year CMT + 5.49%)(a)(e)(i)	400	418,000
Ulker Biskuvi Sanayi A/S, 7.88%, 07/08/31(a)	200	206,534
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® J.P. Morgan EM Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Turkey (continued)
Vestel Elektronik Sanayi ve Ticaret A/S, 9.75%, 05/15/29(a)	$200	$114,420
WE Soda Investments Holding PLC
9.38%, 02/14/31(a)	200	199,502
9.50%, 10/06/28(a)	600	606,375
Yapi ve Kredi Bankasi A/S
7.13%, 10/10/29(a)	200	204,346
7.25%, 03/03/30(a)	200	203,800
7.55%, 06/11/36, (5-year CMT + 3.83%)(a)(i)	200	197,390
8.25%, (5-year CMT + 4.44%)(a)(e)(i)	400	392,618
9.25%, 10/16/28(a)	400	431,076
9.25%, 01/17/34, (5-year CMT + 5.28%)(a)(i)	400	417,792
9.74%, (5-year CMT + 5.50%)(a)(e)(i)	200	205,972
Zorlu Enerji Elektrik Uretim A/S, 11.00%, 04/23/30(a)	600	532,500
		15,201,826
Ukraine — 0.2%
Metinvest BV, 7.75%, 10/17/29(a)	400	348,000
MHP Lux SA, 10.50%, 07/28/29(a)	400	409,000
		757,000
United Arab Emirates — 5.2%
Abu Dhabi Commercial Bank PJSC
5.36%, 03/10/35, (5-year CMT + 1.68%)(a)(i)	200	199,400
5.38%, 07/18/28(a)	200	202,500
5.50%, 01/12/29(a)	200	203,352
8.00%, (5-year CMT + 3.52%)(a)(e)(i)	400	418,384
Abu Dhabi Future Energy Co. Pjsc Masdar
4.88%, 07/25/29(a)	200	200,388
4.88%, 05/21/30(a)	200	200,000
4.88%, 07/25/33(a)	200	196,626
5.25%, 07/25/34(a)	200	200,250
Abu Dhabi National Energy Co. PJSC
2.00%, 04/29/28(a)	200	190,192
3.40%, 04/29/51(a)	200	136,628
4.00%, 10/03/49(a)	200	153,132
4.38%, 01/24/29(a)	200	198,550
4.38%, 10/09/31(a)	200	195,114
4.70%, 04/24/33(a)	400	390,856
4.75%, 03/09/37(a)	200	190,024
4.88%, 04/23/30(a)	200	200,702
6.50%, 10/27/36(a)	300	329,437
Abu Dhabi Ports Co. PJSC, 2.50%, 05/06/31(a)	300	267,819
Adib Capital Invest 3 Ltd., 7.25%, (5-year CMT + 3.06%)(a)(e)(i)	200	205,702
Adib Sukuk Co. II Ltd., 5.70%, 11/15/28(a)	200	204,037
Ajman Senior Sukuk Ltd., 5.13%, 04/30/30(a)	200	199,490
Aldar Investment Properties Sukuk Ltd.
4.88%, 05/24/33(a)	200	195,844
5.25%, 03/25/35(a)	200	196,800
5.50%, 05/16/34(a)	200	200,412
Aldar Properties PJSC, 6.62%, 04/15/55, (5-year CMT + 2.04%)(a)(i)	400	393,640
Aldar Sukuk No. 2 Ltd., 3.88%, 10/22/29(a)	200	193,218
Alpha Star Holding IX Ltd., 7.00%, 08/26/28(a)	400	397,000
Arada Sukuk 2 Ltd., 8.00%, 06/24/29(a)	200	201,500
Binghatti Sukuk 2 Spv Ltd., 7.75%, 07/02/29(a)	200	184,356
Binghatti Sukuk 2 SPV Ltd., 8.13%, 08/07/30(a)	200	180,548
BOS Funding Ltd.
5.25%, 09/12/29(a)	200	196,720
7.00%, 03/14/28(a)	200	204,142
Commercial Bank of Dubai PSC, 4.86%, 10/10/29(a)	200	199,312
Security	Par (000)	Value
United Arab Emirates (continued)
Dhafrah Pv2 Energy Co. LLC, 5.79%, 06/30/53(a)	$200	$197,636
DIB Sukuk Ltd.
4.57%, 11/19/30(a)	200	197,626
4.80%, 08/16/28(a)	400	400,750
5.24%, 03/04/29(a)	200	202,290
5.49%, 11/30/27(a)	200	202,588
DIB Tier 1 Sukuk 4 Ltd., 4.63%, (6 year USD CMT + 4.08%)(a)(e)(i)	400	398,875
EI Sukuk Co. Ltd.
5.06%, 03/25/30(a)	200	201,200
5.43%, 05/28/29(a)	400	406,880
Emaar Sukuk Ltd., 3.70%, 07/06/31(a)	200	188,375
Emirates NBD Bank PJSC
4.25%, (6 year USD CMT + 3.16%)(a)(e)(i)	400	393,300
4.75%, 01/22/30, (1-day SOFR + 1.10%)(a)(i)	200	199,875
5.63%, 10/21/27(a)	200	202,534
5.88%, 10/11/28(a)	400	410,444
6.25%, (6 year USD CMT + 1.84%)(a)(e)(i)	400	408,068
Esic Sukuk Ltd., 5.83%, 02/14/29(a)	200	201,064
Fab Sukuk Co. Ltd.
4.58%, 01/17/28(a)	200	199,220
4.78%, 01/23/29(a)	200	199,750
First Abu Dhabi Bank PJSC
4.38%, 04/24/28(a)	400	396,628
4.41%, 02/11/31, (1-day SOFR + 0.75%)(a)(i)	200	196,500
4.65%, 01/22/30, (1-day SOFR + 1.00%)(a)(i)	200	198,876
4.70%, 07/22/29, (1-day SOFR + 1.05%)(a)(i)	200	198,924
4.77%, 06/06/28(a)	200	199,650
4.87%, 01/29/29, (1-day SOFR + 1.20%)(a)(i)	200	200,874
5.00%, 02/28/29(a)	400	401,760
5.13%, 10/13/27(a)	200	200,658
5.80%, 01/16/35, (5-year CMT + 1.55%)(a)(i)	200	202,850
5.88%, (6 year USD CMT + 2.09%)(a)(e)(i)	400	398,000
6.32%, 04/04/34, (5-year CMT + 1.70%)(a)(i)	400	409,568
Galaxy Pipeline Assets Bidco Ltd.
2.16%, 03/31/34(a)	396	354,635
2.63%, 03/31/36(a)	400	346,122
2.94%, 09/30/40(a)	509	420,384
3.25%, 09/30/40(a)	400	313,600
Ittihad International II Ltd., 7.38%, 11/13/30(a)	200	201,402
MAF Global Securities Ltd., 5.75%, (5-year CMT + 2.05%)(a)(e)(i)	200	192,186
MAF Sukuk Ltd.
3.93%, 02/28/30(a)	200	190,954
4.64%, 05/14/29(a)	200	196,882
4.88%, 10/22/35(a)	200	190,400
Mashreqbank PSC
7.13%, (5-year CMT + 2.71%)(a)(e)(i)	200	204,500
7.88%, 02/24/33, (5-year CMT + 4.00%)(a)(i)	200	207,128
National Bank of Ras Al-Khaimah PSC, 5.38%, 07/25/29(a)	200	201,814
National Central Cooling Co. PJSC
2.50%, 10/21/27(a)	200	192,850
5.28%, 03/05/30(a)	200	201,150
Omniyat Sukuk 1 Ltd.
7.25%, 03/04/31(a)	200	178,860
8.38%, 05/06/28(a)	200	194,802
Ruwais Power Co. PJSC, 6.00%, 08/31/36(a)	200	203,528
SIB Sukuk Co. III Ltd.
4.60%, 11/12/30(a)	200	194,650
5.25%, 07/03/29(a)	200	201,002

2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® J.P. Morgan EM Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
United Arab Emirates (continued)
SIB Tier 1 Sukuk Iind Ltd., 6.13%, (6 year USD CMT + 1.96%)(a)(e)(i)	$200	$201,862
Sobha Sukuk I Holding Ltd., 7.13%, 09/11/30(a)	200	187,200
Sobha Sukuk Ltd., 8.00%, 02/19/29(a)	200	195,500
Sweihan PV Power Co. PJSC, 3.63%, 01/31/49(a)	179	146,405
		20,158,654
United Kingdom — 3.4%
Avianca Midco 2 PLC, 9.63%, 02/14/30(a)	600	567,000
CK Hutchison International 17 II Ltd., 3.25%, 09/29/27(a)	200	196,870
CK Hutchison International 19 II Ltd.
2.75%, 09/06/29(a)	200	189,624
3.38%, 09/06/49(a)	200	144,048
CK Hutchison International 19 Ltd., 3.63%, 04/11/29(a)	200	195,728
CK Hutchison International 20 Ltd.
2.50%, 05/08/30(a)	200	185,812
3.38%, 05/08/50(a)	200	143,062
CK Hutchison International 21 Ltd., 2.50%, 04/15/31(a)	200	182,092
CK Hutchison International 23 Ltd.
4.75%, 04/21/28(a)	200	201,241
4.88%, 04/21/33(a)	400	402,404
CK Hutchison International 24 II Ltd., 4.75%, 09/13/34(a)	200	197,414
CK Hutchison International 24 Ltd.
5.38%, 04/26/29(a)	200	205,208
5.50%, 04/26/34(a)	200	207,132
CK Hutchison International 25 Ltd., 4.25%, 09/26/30(a)	200	198,328
Hutchison Whampoa International Ltd., 7.45%, 11/24/33(a)	305	353,275
Standard Chartered PLC
2.61%, 01/12/28, (1-year CMT + 1.18%)(a)(i)	200	197,220
2.68%, 06/29/32, (1-year CMT + 1.20%)(a)(i)	600	535,434
3.27%, 02/18/36, (5-year CMT + 2.30%)(a)(i)	400	366,548
3.60%, 01/12/33, (1-year CMT + 1.90%)(a)(i)	200	182,562
4.30%, (5-year CMT + 3.14%)(a)(e)(i)	600	576,552
4.31%, 05/21/30(a)(i)	400	394,396
4.64%, 04/01/31, (1-year CMT + 3.85%)(a)(i)	500	496,575
4.75%, (5-year CMT + 3.81%)(a)(e)(i)	400	374,900
5.24%, 05/13/31, (1-year CMT + 1.35%)(a)(i)	400	406,000
5.24%, 01/13/37, (1-year CMT + 1.07%)(b)(i)	200	195,687
5.30%, 01/09/43(a)	200	184,004
5.40%, 08/12/36, (1-year CMT + 1.20%)(a)(i)	400	397,028
5.69%, 05/14/28, (1-year CMT + 1.05%)(a)(i)	400	404,560
5.70%, 03/26/44(a)	400	384,598
5.91%, 05/14/35, (1-year CMT + 1.45%)(a)(i)	400	411,650
6.10%, 01/11/35, (1-year CMT + 2.10%)(a)(i)	400	417,286
6.19%, 07/06/27, (1-year CMT + 1.85%)(a)(i)	400	400,752
6.23%, 01/21/36, (1-year CMT + 1.43%)(a)(i)	200	211,513
6.30%, 01/09/29, (1-year CMT + 2.45%)(a)(i)	800	822,448
6.30%, 07/06/34, (1-year CMT + 2.58%)(a)(i)	400	422,496
7.00%, (5-year CMT + 2.87%)(a)(e)(i)	200	203,056
7.02%, 02/08/30, (1-year CMT + 2.20%)(a)(i)	200	211,494
7.63%, (5-year CMT + 3.02%)(a)(e)(i)	200	209,750
7.75%, (5-year CMT + 4.98%)(a)(e)(i)	400	411,260
7.77%, 11/16/28, (1-year CMT + 3.45%)(a)(i)	600	627,474
7.88%, (5-year CMT + 3.57%)(a)(e)(i)	200	211,088
Security	Par (000)	Value
United Kingdom (continued)
Trident Energy Finance PLC, 12.50%, 11/30/29(a)	$200	$213,494
		13,439,063
United States — 1.8%
GCC SAB de CV, 3.61%, 04/20/32(a)	200	183,755
J&F Luxembourg Finance SARL, 8.50%, 12/01/32(b)	200	201,752
JBS NV/JBS USA Foods Group Holdings Inc/JBS USA Food Co. Holdings, 5.63%, 03/10/37(b)	150	149,569
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings
5.50%, 01/15/36	300	299,058
5.95%, 04/20/35(c)	200	205,883
6.25%, 03/01/56(c)	300	288,598
6.38%, 02/25/55	200	197,721
6.38%, 04/15/66	200	192,201
6.40%, 05/10/57(b)	300	293,674
JBS USA Holding Lux SARL/JBS USA Foods Group Holdings, Inc./JBS USA Food Co.
3.00%, 02/02/29(c)	200	191,765
3.00%, 05/15/32	250	222,679
3.63%, 01/15/32	200	185,123
4.38%, 02/02/52(c)	200	149,416
5.75%, 04/01/33	400	411,565
6.50%, 12/01/52	400	400,471
7.25%, 11/15/53	200	217,624
Las Vegas Sands Corp.
3.90%, 08/08/29	600	578,916
5.63%, 06/15/28	800	810,938
5.90%, 06/01/27(c)	300	303,044
6.00%, 08/15/29	400	411,123
6.00%, 06/14/30	400	412,224
6.20%, 08/15/34(c)	400	411,147
Playtika Holding Corp., 4.25%, 03/15/29(a)	390	337,096
		7,055,342
Zambia — 0.9%
First Quantum Minerals Ltd.
6.38%, 02/15/36(a)	1,200	1,178,280
7.25%, 02/15/34(a)	600	618,564
8.00%, 03/01/33(a)	800	838,920
8.63%, 06/01/31(a)	1,000	1,041,270
		3,677,034
Total Corporate Bonds & Notes — 96.6% (Cost: $383,367,730)		377,263,932
Foreign Government Obligations(k)
South Korea — 0.8%
Industrial Bank of Korea
4.00%, 09/30/29(a)	200	198,940
4.23%, 06/24/28, (1-day SOFR + 0.58%)(a)(i)	200	200,666
4.38%, 06/24/30(a)	200	200,820
5.38%, 10/04/28(a)	400	411,276
Korea Electric Power Corp., 4.29%, 11/12/28(a)(i)	400	400,288
Korea Gas Corp.
3.88%, 07/13/27(a)	200	199,110
4.25%, 07/10/30(a)	200	199,348
4.88%, 07/05/28(a)	200	202,546
5.00%, 07/08/29(a)	200	204,250
Korea Hydro & Nuclear Power Co. Ltd.
4.25%, 07/27/27(a)	600	600,480
4.45%, 07/30/30	200	200,940
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® J.P. Morgan EM Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
South Korea (continued)
4.63%, 07/29/29(a)	$200	$201,116
		3,219,780
Supranational — 0.6%
Africa Finance Corp.
3.75%, 10/30/29(a)	400	382,308
5.55%, 10/08/29(a)	400	404,412
7.50%, 12/31/99, (5-year CMT + 3.02%)(a)(e)(i)	400	404,988
African Export-Import Bank(The)
3.80%, 05/17/31(a)	600	540,222
3.99%, 09/21/29(a)	600	565,866
		2,297,796
United Kingdom — 0.1%
Avianca Midco 2 PLC, 9.50%, 01/28/31	400	374,000
Total Foreign Government Obligations — 1.5% (Cost: $5,952,456)		5,891,576
Total Long-Term Investments — 98.1% (Cost: $389,320,186)		383,155,508
	Shares
Short-Term Securities
Money Market Funds — 6.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.83%(l)(m)(n)	18,967,438	18,973,129
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.61%(l)(m)	6,040,000	6,040,000
Total Short-Term Securities — 6.4% (Cost: $25,014,080)		25,013,129
Total Investments — 104.5% (Cost: $414,334,266)		408,168,637
Liabilities in Excess of Other Assets — (4.5)%		(17,632,697)
Net Assets — 100.0%		$390,535,940

(a)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(e)	Perpetual security with no stated maturity date.
(f)	Issuer filed for bankruptcy and/or is in default.
(g)	Non-income producing security.
(h)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(i)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(j)	Zero-coupon bond.
(k)	U.S. dollar denominated security issued by foreign domiciled entity.
(l)	Affiliate of the Fund.
(m)	Annualized 7-day yield as of period end.
(n)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/26	Shares Held at 04/30/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$25,059,750	$—	$(6,081,089)(a)	$(4,984)	$(548)	$18,973,129	18,967,438	$71,226 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	3,530,000	2,510,000 (a)	—	—	—	6,040,000	6,040,000	48,200	—
				$(4,984)	$(548)	$25,013,129		$119,426	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® J.P. Morgan EM Corporate Bond ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$377,263,932	$—	$377,263,932
Foreign Government Obligations	—	5,891,576	—	5,891,576
Short-Term Securities
Money Market Funds	25,013,129	—	—	25,013,129
	$25,013,129	$383,155,508	$—	$408,168,637
See notes to financial statements.
Schedule of Investments

Schedule of Investments (unaudited)
April 30, 2026
iShares® J.P. Morgan EM High Yield Bond ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes
Angola — 0.4%
Azule Energy Finance PLC
8.13%, 01/23/30(a)	$800	$824,000
8.25%, 01/22/31(a)	800	825,000
8.63%, 01/22/33(a)	400	413,820
		2,062,820
Argentina — 1.7%
Banco Macro SA, 8.00%, 06/23/29(a)	400	409,600
Pampa Energia SA, 7.88%, 12/16/34(a)	500	522,240
Pluspetrol SA
8.13%, 05/18/31(a)	400	413,550
8.50%, 05/30/32(a)	400	417,275
Tecpetrol SA, 7.63%, 11/03/30(a)	550	562,650
Telecom Argentina SA
8.50%, 01/20/36	450	462,375
9.25%, 05/28/33(a)	750	795,675
9.50%, 07/18/31(a)	650	693,283
Transportadora de Gas del Sur SA, 7.75%, 11/20/35(a)	400	412,204
Vista Energy Argentina SAU
7.63%, 12/10/35(a)	450	460,687
7.88%, 04/08/38(b)(c)	200	203,180
8.50%, 06/10/33(a)	650	689,122
YPF SA
6.95%, 07/21/27(a)	402	403,005
7.00%, 09/30/33(a)(d)	400	400,000
7.00%, 12/15/47(a)	415	374,123
8.25%, 01/17/34(a)	1,250	1,306,875
8.75%, 09/11/31(a)	400	423,440
9.00%, 06/30/29(a)(d)(e)	500	515,785
9.50%, 01/17/31(a)	500	533,690
		9,998,759
Armenia — 0.1%
Ardshinbank CJSC Via Dilijan Finance BV, 6.60%, 01/22/31(a)	400	402,000
Bahrain — 0.3%
Bapco Energies Sukuk Ltd., 6.25%, 01/29/35(a)	800	779,720
BBK BSC, 6.88%, 06/06/29(a)	400	401,640
GFH Senior Sukuk Ltd., 7.50%, 11/06/29(a)	400	387,624
		1,568,984
Brazil — 7.5%
3R Lux SARL, 9.75%, 02/05/31(a)	400	420,420
Acu Petroleo Luxembourg SARL, 7.50%, 01/13/32(a)	253	257,520
Adecoagro SA, 7.50%, 07/29/32(a)	400	395,876
Aegea Finance SARL
7.63%, 01/20/36(a)	600	435,000
9.00%, 01/20/31(a)	600	504,000
Amaggi Luxembourg International SARL, 5.25%, 01/28/28(a)	600	593,100
Axia Energia SA
4.63%, 02/04/30(a)	600	577,500
6.50%, 01/11/35(a)	400	405,592
Azul Secured Finance LLP, 9.88%, 02/15/31	1,000	888,750
B3 SA - Brasil Bolsa Balcao, 4.13%, 09/20/31(a)	400	372,736
Banco Bradesco SA, 6.50%, 01/22/30(a)	800	829,794
Banco Bradesco SA/Cayman Islands, 5.38%, 01/20/31(a)	400	400,000
Banco BTG Pactual SA
5.75%, 01/22/30(a)	400	404,400
Security	Par (000)	Value
Brazil (continued)
6.25%, 04/08/29(a)(c)	$400	$408,800
Banco BTG Pactual SA/Cayman Islands, 5.50%, 01/27/31(a)	400	395,228
Banco do Brasil SA
4.88%, 01/11/29(a)	400	398,000
6.00%, 03/18/31(a)	400	407,600
6.25%, 04/18/30(a)	600	615,972
Banco do Brasil SA/Cayman, 5.63%, 10/23/31(b)	200	198,396
Banco Votorantim SA/Luxembourg, 5.88%, 04/08/28(a)	400	404,800
Braskem America Finance Co., 7.13%, 07/22/41(a)	400	227,000
Braskem Netherlands Finance BV
4.50%, 01/10/28(a)	800	497,200
4.50%, 01/31/30(a)(c)	1,000	590,000
5.88%, 01/31/50(a)	600	302,820
7.25%, 02/13/33(a)	600	345,000
8.00%, 10/15/34(a)	600	351,000
8.50%, 01/12/31(a)	600	357,150
BRF SA
4.88%, 01/24/30(a)	400	382,400
5.75%, 09/21/50(a)	400	324,512
Constellation Oil Services Holding SA, 9.38%, 11/07/29(a)	400	417,000
Cosan Overseas Ltd., 8.25%(a)(f)	400	387,188
CSN Inova Ventures, 6.75%, 01/28/28(a)	800	679,840
CSN Resources SA
4.63%, 06/10/31(a)	600	407,700
5.88%, 04/08/32(a)	400	272,900
8.88%, 12/05/30(a)	600	483,060
FS Luxembourg SARL
8.13%, 02/11/36	400	371,000
8.63%, 06/25/33(a)	400	390,000
Gol Finance, Inc., 14.38%, 06/06/30(a)	1,600	1,528,000
Itau Unibanco Holding SA/Cayman Island, 6.00%, 02/27/30(a)	800	827,640
Klabin Austria GmbH
3.20%, 01/12/31(a)	400	360,900
5.75%, 04/03/29(a)	400	404,276
7.00%, 04/03/49(a)	600	614,250
LD Celulose International GmbH, 7.95%, 01/26/32(a)	400	416,608
MARB BondCo PLC, 3.95%, 01/29/31(a)	800	716,560
MC Brazil Downstream Trading SARL, 7.25%, 06/30/31(a)	1,269	1,186,809
Minerva Luxembourg SA
4.38%, 03/18/31(a)	600	538,500
7.50%, 04/22/36(b)	400	392,200
8.88%, 09/13/33(a)	800	853,240
Movida Europe SA, 7.85%, 04/11/29(a)	400	398,000
Nova Securitisation SARL
5.75%, 02/03/31(a)	600	585,600
6.50%, 02/03/36(a)	400	387,004
Oceanica Lux, 13.00%, 10/02/29(a)	400	427,764
Petrobras Global Finance BV
5.13%, 09/10/30	600	593,940
5.50%, 06/10/51	350	286,955
5.60%, 01/03/31(c)	675	684,497
6.00%, 01/27/28(c)	800	814,000
6.00%, 01/13/35(c)	750	759,450
6.25%, 01/10/36(c)	750	748,012
6.50%, 07/03/33(c)	750	777,656
6.75%, 01/27/41	600	599,250

2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® J.P. Morgan EM High Yield Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Brazil (continued)
6.85%, 06/05/2115(c)	$1,100	$1,043,900
6.88%, 01/20/40(c)	450	456,390
7.25%, 03/17/44(c)	716	745,535
PRIO Luxembourg Holding SARL, 6.75%, 10/15/30(a)	600	597,468
Raizen Fuels Finance SA
5.70%, 01/17/35(a)(g)(h)	400	219,000
6.25%, 07/08/32(a)(g)(h)	200	109,500
6.45%, 03/05/34(a)(g)(h)	400	218,500
6.70%, 02/25/37(a)(g)(h)	400	217,500
6.95%, 03/05/54(a)(g)(h)	600	319,728
Rede D'or Finance SARL
4.50%, 01/22/30(a)	500	472,350
4.95%, 01/17/28(a)	400	396,000
6.45%, 09/09/35(a)	400	397,520
6.55%, 04/28/36(b)	200	197,440
Rumo Luxembourg SARL
4.20%, 01/18/32(a)	400	353,800
5.25%, 01/10/28(a)	400	391,848
Sabesp Lux SARL, 5.63%, 08/20/30(a)	400	395,060
Samarco Mineracao SA, 9.50%, 06/30/31, (4.00% Cash + 5.00% PIK)(a)(i)	3,290	3,292,989
Simpar Europe SA, 5.20%, 01/26/31(a)	400	346,000
Usiminas International SARL, 7.50%, 01/27/32(a)	400	414,400
XP, Inc., 6.75%, 07/02/29(a)	400	404,880
Yinson Bergenia Production BV, 8.50%, 01/31/45(a)	789	844,536
Yinson Boronia Production BV, 8.95%, 07/31/42(a)	777	861,273
		43,695,982
Cameroon,United Republic Of — 0.1%
Golar LNG Ltd., 7.50%, 10/02/30(a)	400	407,000
Chile — 0.7%
AES Andes SA, 8.15%, 06/10/55, (5-year CMT + 3.84%)(a)(e)	400	421,500
ATP Tower Holdings/Andean Telecom Partners Chile SpA/Andean Tower Partners C, 7.88%, 02/03/30(a)	400	409,500
Banco de Credito e Inversiones SA
7.50%, (5-year CMT + 3.77%)(a)(e)(f)	400	423,919
8.75%, (5-year CMT + 4.94%)(a)(e)(f)	400	429,200
Inversiones CMPC SA, 6.70%, 12/09/57, (5-year CMT + 2.83%)(a)(e)	400	400,000
Latam Airlines Group SA
7.63%, 01/07/31(a)	580	589,860
7.88%, 04/15/30(a)	1,055	1,071,827
Telefonica Moviles Chile SA, 3.54%, 11/18/31(a)	300	235,014
		3,980,820
China — 1.4%
Central Plaza Development Ltd., 6.80%, 04/07/29(a)	400	399,000
CFAMC III Co Ltd., 4.25%, 11/07/27(a)	800	793,600
CFAMC IV Co. Ltd., 4.50%, 05/29/29(a)	400	396,404
Fortune Star BVI Ltd., 8.50%, 05/19/28(a)	400	409,400
Franshion Brilliant Ltd., 4.25%, 07/23/29(a)	400	371,325
Greentown China Holdings Ltd., 8.45%, 02/24/28(a)	400	405,800
Industrial & Commercial Bank of China Ltd., 3.20%, (5-year CMT + 2.37%)(a)(e)(f)	4,500	4,479,300
Longfor Group Holdings Ltd.
3.95%, 09/16/29(a)	600	492,750
4.50%, 01/16/28(a)	400	369,000
Vanke Real Estate Hong Kong Co. Ltd., 3.98%, 11/09/27(a)(g)(h)	600	238,775
		8,355,354
Security	Par (000)	Value
Colombia — 2.9%
ABRA Global Finance, 14.00%, 10/22/29, (6.00% Cash + 8.00% PIK)(a)(i)	$336	$313,017
AI Candelaria Spain SA, 5.75%, 06/15/33(a)	400	362,420
Banco Davivienda SA
6.65%, (10-year CMT + 5.10%)(a)(e)(f)	400	371,850
8.13%, 07/02/35, (5-year CMT + 4.59%)(a)(e)	400	413,120
Bancolombia SA, 8.63%, 12/24/34, (5-year CMT + 4.32%)(e)	600	641,361
Colombia Telecomunicaciones SA ESP, 4.95%, 07/17/30(a)	400	375,400
Ecopetrol SA
4.63%, 11/02/31	1,100	988,460
5.88%, 05/28/45	1,440	1,106,856
5.88%, 11/02/51	620	458,397
6.88%, 04/29/30	1,300	1,306,500
7.38%, 09/18/43	600	559,500
7.75%, 02/01/32	1,300	1,332,110
8.38%, 01/19/36	1,380	1,430,646
8.63%, 01/19/29	950	1,005,575
8.88%, 01/13/33	1,650	1,771,605
EnfraGen Energia Sur SA/EnfraGen Spain SA/Prime Energia SpA, 5.38%, 12/30/30(a)	396	367,184
Gran Tierra Energy, Inc., 9.75%, 04/15/31(a)	200	182,000
Grupo Aval Ltd., 4.38%, 02/04/30(a)	800	754,400
Grupo Nutresa SA
7.88%, (5-year CMT + 4.10%)(b)(e)(f)	400	398,000
8.00%, 05/12/30(a)	1,000	1,057,700
9.00%, 05/12/35(a)	1,200	1,338,600
SierraCol Energy Andina LLC/SierraCol Energy Arauca/Colombia Energy Development, 9.00%, 11/14/30(a)	400	404,100
		16,938,801
Congo, The Democratic Republic — 0.1%
Ivanhoe Mines Ltd., 7.88%, 01/23/30(a)	600	609,438
Dominican Republic — 0.1%
Aeropuertos Dominicanos Siglo XXI SA, 7.00%, 06/30/34(a)	400	415,656
Ghana — 0.2%
Kosmos Energy Ltd., 8.75%, 10/01/31(a)	400	371,200
Tullow Holdco 2 Ltd., 15.00%, 11/15/28, (15.00% PIK)(b)(i)	800	821,400
		1,192,600
Guatemala — 0.7%
Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL, 5.25%, 04/27/29(a)	800	791,245
CT Trust, 5.13%, 02/03/32(a)	600	575,508
Energuate Trust 2 0, 6.35%, 09/15/35(a)	400	401,102
Industrial Subordinated Trust 2 0, 6.55%, 04/15/36(e)	600	609,300
Investment Energy Resources Ltd., 6.25%, 04/26/29(a)	400	399,548
Millicom International Cellular SA
4.50%, 04/27/31(a)(c)	600	560,520
6.25%, 03/25/29(a)	540	542,646
Mobiliare Latam SA / Mobiliare Latam Mexico SA de CV, 6.75%, 11/10/32(a)	400	399,772
		4,279,641
Hong Kong — 1.3%
Cas Capital No. 2 Ltd., 6.25%, (5-year CMT + 2.53%)(a)(e)(f)	600	602,250
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® J.P. Morgan EM High Yield Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Hong Kong (continued)
China CITIC Bank International Ltd.
3.25%, (5-year CMT + 2.53%)(a)(e)(f)	$500	$498,565
4.80%, (5-year CMT + 2.10%)(a)(e)(f)	500	501,395
CS Treasury Management Services P Ltd., 9.00%(a)(f)	1,131	1,155,264
Li & Fung Ltd., 5.25%(a)(f)	400	233,000
Melco Resorts Finance Ltd.
5.38%, 12/04/29(a)	800	781,920
5.63%, 07/17/27(a)(c)	400	398,720
5.75%, 07/21/28(a)	600	595,833
6.50%, 09/24/33(a)	400	396,500
7.63%, 04/17/32(a)	600	617,592
Nanyang Commercial Bank Ltd., 6.50%, (5-year CMT + 3.51%)(a)(e)(f)	500	508,125
NWD Finance BVI Ltd., 6.25%(a)(f)(g)(h)	400	238,000
NWD MTN Ltd., 4.13%, 07/18/29(a)	600	484,500
Seaspan Corp., 5.50%, 08/01/29(a)	600	576,420
		7,588,084
Hungary — 0.2%
OTP Bank Nyrt
7.30%, 07/30/35, (5-year CMT + 2.86%)(a)(e)	400	420,196
8.75%, 05/15/33, (5-year CMT + 5.06%)(a)(e)	600	633,204
		1,053,400
India — 1.8%
Axis Bank Ltd./Gandhinagar, 4.10%, (5-year CMT + 3.32%)(a)(e)(f)	400	396,776
Biocon Biologics Global PLC, 6.67%, 10/09/29(a)	600	603,300
Continuum Green Energy India Pvt/Co-Issuers, 7.50%, 06/26/33(a)	376	388,191
Delhi International Airport Ltd., 6.45%, 06/04/29(a)	400	413,200
Greenko Power II Ltd., 4.30%, 12/13/28(a)	456	435,874
Greenko Wind Projects Mauritius Ltd., 7.25%, 09/27/28(a)	788	795,092
HDFC Bank Ltd., 3.70%, (5-year CMT + 2.93%)(a)(e)(f)	800	793,472
IRB Infrastructure Developers Ltd., 7.11%, 03/11/32(a)	600	614,534
JSW Steel Ltd., 5.05%, 04/05/32(a)	400	392,804
Muthoot Finance Ltd.
5.75%, 08/04/30(a)(c)	400	396,100
6.38%, 04/23/29(a)	400	402,254
6.38%, 03/02/30(a)	600	604,500
7.13%, 02/14/28(a)	600	609,600
Network i2i Ltd., 3.98%, (5-year CMT + 3.39%)(a)(e)(f)	200	199,880
Renew Treasury Ifsc Pvt Ltd., 6.50%, 02/02/31(a)	400	397,720
ReNew Wind Energy AP2/ReNew Power Pvt Ltd. other 9 Subsidiaries, 4.50%, 07/14/28(a)	400	384,000
UPL Corp. Ltd., 4.63%, 06/16/30(a)	400	366,744
Vedanta Resources Finance II PLC
9.13%, 10/15/32(a)	400	415,500
9.48%, 07/24/30(a)	400	419,000
9.85%, 04/24/33(a)	400	426,512
10.88%, 09/17/29(a)	800	849,000
11.25%, 12/03/31(a)	400	438,500
		10,742,553
Indonesia — 0.2%
Garuda Indonesia Persero Tbk PT, 6.50%, 12/28/31, (6.50% Cash or 7.25% PIK)(a)(i)	462	390,017
Medco Cypress Tree Pte. Ltd., 8.63%, 05/19/30(a)	400	417,000
Nickel Industries Ltd., 9.00%, 09/30/30(a)	600	621,822
		1,428,839
Security	Par (000)	Value
Israel — 1.2%
Energian Israel Finance Ltd.
5.38%, 03/30/28(a)(b)	$325	$320,229
5.88%, 03/30/31(a)(b)	600	572,250
8.50%, 09/30/33(a)(b)	500	530,015
Leviathan Bond Ltd.
6.50%, 06/30/27(a)(b)	350	351,750
6.75%, 06/30/30(a)(b)	575	593,429
Teva Pharmaceutical Finance Co. LLC, 6.15%, 02/01/36(c)	700	734,160
Teva Pharmaceutical Finance Netherlands III BV
4.10%, 10/01/46	1,350	1,040,175
5.13%, 05/09/29(c)	800	803,128
6.00%, 12/01/32	400	415,768
6.75%, 03/01/28	800	820,240
8.13%, 09/15/31	300	339,087
Teva Pharmaceutical Finance Netherlands IV BV, 5.75%, 12/01/30	600	615,924
		7,136,155
Ivory Coast — 0.1%
Endeavour Mining PLC, 7.00%, 05/28/30(a)	400	408,950
Jamaica — 0.3%
Digicel International Finance Ltd./Difl US LLC, 8.63%, 08/01/32(a)	1,600	1,660,000
Kuwait — 0.1%
KFH Tier 1 Sukuk 2 Ltd., 6.25%, (5-year CMT + 2.50%)(a)(e)(f)	600	603,522
Luxembourg — 0.3%
Altice Financing SA
5.00%, 01/15/28(a)	900	662,256
5.75%, 08/15/29(a)	1,400	1,022,994
		1,685,250
Macau — 0.8%
MGM China Holdings Ltd., 7.13%, 06/26/31(a)	400	415,000
SJM International Ltd., 6.50%, 01/15/31(a)	400	389,436
Studio City Finance Ltd.
5.00%, 01/15/29(a)	800	762,760
6.50%, 01/15/28(a)	400	397,808
Wynn Macau Ltd.
5.13%, 12/15/29(a)	800	779,600
5.50%, 10/01/27(a)	400	398,440
5.63%, 08/26/28(a)	1,000	994,139
6.75%, 02/15/34(a)	800	801,000
		4,938,183
Mauritius — 0.1%
Axian Telecom Holding & Management PLC, 7.25%, 07/11/30(a)	400	402,580
Mexico — 7.8%
Alpek SAB de CV
3.25%, 02/25/31(a)	400	347,760
4.25%, 09/18/29(a)	200	186,836
Banco Mercantil del Norte SA/Grand Cayman
5.88%, (5-year CMT + 4.64%)(a)(e)(f)	200	199,718
6.63%, (10-year CMT + 5.03%)(a)(e)(f)	400	391,304
7.50%, (10-year CMT + 5.47%)(a)(c)(e)(f)	400	408,880
7.63%, (10-year CMT + 5.35%)(a)(e)(f)	400	407,926
8.38%, (10-year CMT + 7.76%)(a)(e)(f)	400	425,412
8.38%, (5-year CMT + 4.07%)(a)(e)(f)	600	635,934
8.75%, (10-year CMT + 4.30%)(a)(e)(f)	600	648,606

2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® J.P. Morgan EM High Yield Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mexico (continued)
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, 7.53%, 10/01/28, (5-year CMT + 3.00%)(a)(e)	$1,000	$1,055,000
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico/TX
5.13%, 01/18/33, (5-year CMT + 2.65%)(a)(e)	600	590,400
5.88%, 09/13/34, (5-year CMT + 4.31%)(a)(e)	550	548,625
7.63%, 02/11/35, (5-year CMT + 3.38%)(a)(e)	800	836,000
8.13%, 01/08/39, (5-year CMT + 4.21%)(a)(e)	600	650,220
8.45%, 06/29/38, (5-year CMT + 4.66%)(a)(e)	800	883,000
Borr IHC Ltd./Borr Finance LLC
10.00%, 11/15/28(a)(c)	853	891,860
10.38%, 11/15/30(a)	542	568,618
Cemex SAB de CV, 7.20%, (5-year CMT + 3.52%)(a)(e)(f)	800	828,408
Cemex SAB De CV, 5.13%, (5-year CMT + 4.53%)(a)(e)(f)	700	698,184
Grupo Aeromexico SAB de CV
8.25%, 11/15/29(a)	400	387,900
8.63%, 11/15/31(a)	400	388,960
Grupo Televisa SAB
5.00%, 05/13/45	600	402,588
5.25%, 05/24/49(c)	600	400,500
6.13%, 01/31/46	600	459,150
6.63%, 01/15/40(c)	400	347,500
Nemak SAB de CV, 3.63%, 06/28/31(a)	400	341,000
Orbia Advance Corp. SAB de CV
2.88%, 05/11/31(a)	400	333,360
5.50%, 01/15/48(a)	400	295,100
5.88%, 09/17/44(a)(c)	400	311,514
6.80%, 05/13/30(a)	400	402,400
Petroleos Mexicanos
5.95%, 01/28/31	2,650	2,593,687
6.35%, 02/12/48	1,200	972,000
6.38%, 01/23/45(c)	850	705,168
6.50%, 01/23/29	870	886,965
6.50%, 06/02/41(c)	1,200	1,059,600
6.63%, 06/15/35	2,000	1,933,740
6.70%, 02/16/32(c)	4,900	4,917,150
6.75%, 09/21/47(c)	4,000	3,370,000
6.84%, 01/23/30	1,500	1,527,750
6.95%, 01/28/60	2,750	2,283,875
7.69%, 01/23/50(c)	6,000	5,511,000
8.75%, 06/02/29	1,050	1,124,550
10.00%, 02/07/33(c)	1,450	1,700,850
Saavi Energia SARL, 8.88%, 02/10/35(a)	900	1,002,690
Total Play Telecomunicaciones SA de CV, 11.13%, 12/31/32(a)	780	728,871
		45,590,559
Moldova — 0.1%
Aragvi Finance International DAC, 11.13%, 11/20/29(a)	400	380,976
Morocco — 0.2%
OCP SA
6.74%, (5-year CMT + 2.75%)(b)(e)(f)	800	795,440
7.37%, (5-year CMT + 3.22%)(b)(e)(f)	400	397,680
		1,193,120
Nigeria — 0.3%
Access Bank PLC, 9.13%, (5-year CMT + 8.07%)(a)(e)(f)	400	399,000
Security	Par (000)	Value
Nigeria (continued)
IHS Holding Ltd.
6.25%, 11/29/28(a)	$400	$398,000
7.88%, 05/29/30(a)	400	412,444
8.25%, 11/29/31(a)	400	417,592
SEPLAT Energy PLC, 9.13%, 03/21/30(a)	400	426,600
		2,053,636
Oman — 0.1%
Otel Sukuk Ltd., 5.38%, 01/24/31(a)	400	404,500
Oztel Holdings SPC Ltd., 6.63%, 04/24/28(a)	450	463,176
		867,676
Pakistan — 0.1%
Veon Midco BV, 3.38%, 11/25/27(a)	600	583,590
Panama — 0.5%
AES Panama Generation Holdings SRL, 4.38%, 05/31/30(a)	934	880,672
C&W Senior Finance Ltd., 9.00%, 01/15/33(a)	600	613,313
Sable International Finance Ltd., 7.13%, 10/15/32(a)	800	802,680
Telecomunicaciones Digitales SA, 4.50%, 01/30/30(a)	400	381,000
		2,677,665
Peru — 1.0%
Banco de Credito del Peru SA
3.25%, 09/30/31, (5-year CMT + 2.45%)(a)(e)	300	296,902
5.65%, 01/15/37, (5-year CMT + 1.96%)(a)(e)	400	397,680
5.80%, 03/10/35, (5-year CMT + 2.24%)(a)(e)	400	400,516
6.45%, 07/30/35, (5-year CMT + 2.49%)(a)(c)(e)	600	616,710
Cia de Minas Buenaventura SAA, 6.80%, 02/04/32(a)	600	616,124
Hunt Oil Co. of Peru LLC Sucursal Del Peru, 7.75%, 11/05/38(a)	400	428,000
Minsur SA, 4.50%, 10/28/31(a)	400	383,832
Peru LNG SRL, 5.38%, 03/22/30(a)	400	388,118
Petroleos del Peru SA
4.75%, 06/19/32(a)	800	652,000
5.63%, 06/19/47(a)	1,500	1,056,750
Volcan Cia Minera SAA, 8.50%, 10/28/32(a)	500	514,370
		5,751,002
Philippines — 0.5%
JGSH Philippines Ltd., 4.13%, 07/09/30(a)	400	393,564
Manila Water Co., Inc., 4.38%, 07/30/30(a)	400	393,000
San Miguel Global Power Holdings Corp.
5.45%, (5-year CMT + 7.16%)(a)(e)(f)	400	399,376
8.13%, (5-year CMT + 6.40%)(a)(e)(f)	400	398,376
8.75%, (5-year CMT + 7.73%)(a)(e)(f)	800	811,136
8.95%, (5-year CMT + 7.45%)(a)(e)(f)	400	408,568
SMIC SG Holdings Pte. Ltd., 5.38%, 07/24/29(a)	400	405,000
		3,209,020
Poland — 0.1%
Canpack SA/Canpack U.S. LLC, 3.88%, 11/15/29(a)	600	566,712
Qatar — 0.1%
Commercial Bank PSQC/(The), 6.25%(e)(f)	400	395,688
Saudi Arabia — 1.5%
Alinma At1 Sukuk Ltd., 6.50%, (5-year CMT + 2.36%)(a)(e)(f)	400	404,485
Alinma Bank, 6.25%, (5-year CMT + 2.43%)(a)(e)(f)	200	200,500
Alinma Tier 1 Sukuk Ltd., 6.50%, (5-year CMT + 2.20%)(a)(e)(f)	800	806,256
ANB Tier 1 Sukuk Co. Ltd., 6.40%, (5-year CMT + 2.60%)(a)(e)(f)	600	601,542
Arabian Centres Sukuk III Ltd., 9.50%, 03/06/29(a)	600	621,858
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® J.P. Morgan EM High Yield Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Saudi Arabia (continued)
Arabian Centres Sukuk IV Ltd., 8.88%, 12/04/30(a)	$400	$406,372
BAB Usd At1 Sukuk Ltd.
6.38%, (5-year CMT + 2.65%)(a)(e)(f)	200	200,318
6.50%, (5-year CMT + 2.36%)(a)(e)(f)	600	602,838
BAJ Tier 1 Sukuk Co. Ltd., 6.50%, (5-year CMT + 2.85%)(a)(e)(f)	400	405,061
Banque Saudi Fransi, 6.38%, (6 year USD CMT + 2.52%)(a)(e)(f)	400	396,516
Dar Al-Arkan Sukuk Co. Ltd.
7.25%, 07/02/30(a)	600	606,774
8.00%, 02/25/29(a)	400	412,348
Riyad T1 Sukuk Ltd., 5.50%, (5-year CMT + 1.91%)(a)(e)(f)	600	587,118
Riyad Tier 1 Sukuk Ltd., 4.00%, (5-year CMT + 2.17%)(a)(e)(f)	600	590,062
SAB AT1 Ltd., 6.50%, (5-year CMT + 2.30%)(a)(e)(f)	600	602,436
Saib Tier 1 Sukuk Ltd., 6.38%, (5-year CMT + 2.09%)(a)(e)(f)	600	599,814
Saudi National Bank (The), 6.15%, (5-year CMT + 2.34%)(a)(e)(f)	800	783,160
		8,827,458
Serbia — 0.1%
Telecommunications Co. Telekom Srbija AD Belgrade, 7.00%, 10/28/29(a)	600	602,184
Singapore — 0.4%
GLP Pte. Ltd.
4.50%, (5-year CMT + 3.74%)(a)(e)(f)	600	273,900
9.75%, 05/20/28(a)	800	628,400
Puma International Financing SA, 7.75%, 04/25/29(a)	400	411,200
Singapore Airlines Ltd.
3.38%, 01/19/29(a)	400	387,472
5.25%, 03/21/34(a)	400	408,128
Yinson Production Financial Services Pte. Ltd., 9.63%, 05/03/29(a)(b)	300	315,900
		2,425,000
South Africa — 0.7%
Absa Group Ltd., 6.38%, (5-year CMT + 5.41%)(a)(e)(f)	400	399,000
Bidvest Group UK PLC (The), 6.20%, 09/17/32(a)	400	402,004
Eskom Holdings, 6.35%, 08/10/28(a)	800	811,748
Sasol Financing USA LLC
5.50%, 03/18/31	600	563,550
8.75%, 05/03/29(a)	700	736,876
8.75%, 04/10/33(b)	200	209,850
Stillwater Mining Co., 4.50%, 11/16/29(a)	400	381,250
Transnet, 8.25%, 02/06/28(a)	600	624,222
		4,128,500
Supranational — 0.1%
Eastern & Southern African Trade & Development Bank (The), 4.13%, 06/30/28(a)	400	375,928
Switzerland — 0.2%
Allwyn Entertainment Financing U.K. PLC, 7.88%, 04/30/29(a)	400	410,100
Consolidated Energy Finance SA
5.63%, 10/15/28(a)	300	284,250
12.00%, 02/15/31(a)	450	458,397
		1,152,747
Tanzania — 0.2%
HTA Group Ltd./Mauritius, 7.50%, 06/04/29(a)	600	618,012
Security	Par (000)	Value
Tanzania (continued)
HTA Group Ltd/Mauritius, 6.75%, 04/01/31(b)	$400	$406,875
		1,024,887
Thailand — 0.4%
Bangkok Bank PCL/Hong Kong, 3.73%, 09/25/34, (5-year CMT + 1.90%)(a)(e)	800	760,144
GC Treasury Center Co. Ltd.
6.50%, (5-year CMT + 2.82%)(a)(e)(f)	400	393,500
7.13%, (5-year CMT + 3.16%)(a)(e)(f)	400	393,000
Kasikornbank PCL, 3.34%, 10/02/31, (5-year CMT + 1.70%)(a)(e)	600	594,954
Thaioil Treasury Center Co. Ltd., 6.10%(a)(e)(f)	400	391,000
		2,532,598
Togo — 0.1%
Ecobank Transnational, Inc., 10.13%, 10/15/29(a)	400	428,300
Turkey — 4.3%
ADM Elektrik Dagitim AS, 9.50%, 02/05/31(a)	400	392,688
Akbank TAS
6.80%, 06/22/31, (5-year CMT + 6.02%)(a)(e)	400	399,608
7.50%, 01/20/30(a)	400	414,508
7.88%, 09/04/35, (5-year CMT + 3.73%)(a)(e)	400	403,672
7.95%, (5-year CMT + 4.22%)(a)(e)(f)	400	390,188
9.37%, (5-year CMT + 5.27%)(a)(e)(f)	400	410,380
Anadolu Efes Biracilik Ve Malt Sanayii A/S, 3.38%, 06/29/28(a)	400	372,736
Arcelik A/S, 8.50%, 09/25/28(a)	400	416,288
Aydem Yenilenebilir Enerji AS, 9.88%, 09/30/30(a)	400	405,480
Coca-Cola Icecek A/S, 4.50%, 01/20/29(a)	400	390,376
Eregli Demir ve Celik Fabrikalari TAS, 8.38%, 07/23/29(a)	600	624,000
Ford Otomotiv Sanayi A/S, 7.13%, 04/25/29(a)	400	407,250
GDZ Elektrik Dagitim A/S, 9.00%, 10/15/29(a)	400	388,625
Limak Cimento Sanayi ve Ticaret A/S, 9.75%, 07/25/29(a)	600	606,000
Limak Yenilenebilir Enerji A/S, 9.63%, 08/12/30(a)	400	400,440
Mersin Uluslararasi Liman Isletmeciligi A/S, 8.25%, 11/15/28(a)	400	412,500
Pegasus Hava Tasimaciligi A/S, 8.00%, 09/11/31(a)	400	401,600
QNB Bank A/S
5.88%, 02/11/31(a)	200	195,125
7.25%, 05/21/29(a)	400	412,380
Sisecam U.K. PLC
8.25%, 05/02/29(a)	400	411,088
8.38%, 01/23/33(a)	200	203,750
8.63%, 05/02/32(a)	800	819,288
TPAO Varlik Kiralama ASA, 6.30%, 03/04/31(a)	400	393,500
TT Varlik Kiralama A/S, 6.50%, 10/30/30(a)	400	399,064
Turk Telekomunikasyon A/S
6.95%, 10/07/32(a)	400	399,628
7.38%, 05/20/29(a)	400	411,000
Turkcell Iletisim Hizmetleri A/S
5.80%, 04/11/28(a)	200	201,064
7.45%, 01/24/30(a)	400	413,520
7.65%, 01/24/32(a)	400	416,866
Turkiye Garanti Bankasi A/S
7.63%, 04/15/36, (5-year CMT + 3.87%)(a)(e)	400	397,660
8.13%, 01/03/35, (5-year CMT + 3.84%)(a)(e)	600	609,000
8.13%, 01/08/36, (5-year CMT + 4.33%)(a)(e)	400	405,696
8.38%, 02/28/34, (5-year CMT + 4.09%)(a)(e)	400	410,242
Turkiye Is Bankasi A/S
7.38%, 04/02/36, (5-year CMT + 3.63%)(a)(e)	400	395,600

2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® J.P. Morgan EM High Yield Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Turkey (continued)
7.58%, 02/05/37, (5-year CMT + 3.65%)(a)(e)	$400	$394,328
7.75%, 06/12/29(a)	200	207,692
9.13%, (5-year CMT + 4.63%)(a)(e)(f)	400	409,545
9.19%, 06/29/28, (5-year USD Swap + 5.12%)(a)(e)	400	423,500
Turkiye Vakiflar Bankasi TAO
6.88%, 01/07/30(a)	400	402,250
7.25%, 07/31/30(a)	400	405,750
8.20%, (5-year CMT + 4.44%)(a)(e)(f)	400	392,000
8.99%, 10/05/34, (5-year CMT + 4.67%)(a)(e)	600	623,745
9.00%, 10/12/28(a)	600	643,452
10.12%, (5-year CMT + 5.49%)(a)(e)(f)	400	418,000
TVF Varlik Kiralama A/S, 6.95%, 01/23/30(a)	800	807,936
Ulker Biskuvi Sanayi A/S, 7.88%, 07/08/31(a)	400	413,068
Vestel Elektronik Sanayi ve Ticaret A/S, 9.75%, 05/15/29(a)	400	228,840
WE Soda Investments Holding PLC
9.38%, 02/14/31(a)	600	598,506
9.50%, 10/06/28(a)	600	606,375
Yapi ve Kredi Bankasi A/S
7.13%, 10/10/29(a)	400	408,692
7.25%, 03/03/30(a)	400	407,600
7.55%, 06/11/36, (5-year CMT + 3.83%)(a)(e)	400	394,780
8.25%, (5-year CMT + 4.44%)(a)(e)(f)	400	392,618
9.25%, 10/16/28(a)	600	646,614
9.25%, 01/17/34, (5-year CMT + 5.28%)(a)(e)	600	626,688
9.74%, (5-year CMT + 5.50%)(a)(e)(f)	400	411,944
Zorlu Enerji Elektrik Uretim A/S, 11.00%, 04/23/30(a)	800	710,000
		25,104,733
Ukraine — 0.1%
Metinvest BV, 7.75%, 10/17/29(a)	400	348,000
MHP Lux SA, 10.50%, 07/28/29(a)	200	204,500
		552,500
United Arab Emirates — 1.6%
Abu Dhabi Commercial Bank PJSC, 8.00%, (5-year CMT + 3.52%)(a)(e)(f)	600	627,576
Adib Capital Invest 3 Ltd., 7.25%, (5-year CMT + 3.06%)(a)(e)(f)	600	617,106
Alpha Star Holding IX Ltd., 7.00%, 08/26/28(a)	600	595,500
Alpha Star Holding X Ltd., 6.13%, 08/05/29(a)	200	192,750
Arada Sukuk 2 Ltd., 8.00%, 06/24/29(a)	400	403,000
Binghatti Sukuk 2 Spv Ltd.
7.75%, 07/02/29(a)	400	368,712
8.38%, 08/12/31(a)	200	179,050
Binghatti Sukuk 2 SPV Ltd., 8.13%, 08/07/30(a)	400	361,096
DIB Tier 1 Sukuk 4 Ltd., 4.63%, (6 year USD CMT + 4.08%)(a)(e)(f)	600	598,313
DIB Tier 1 Sukuk 6 Ltd., 5.25%, (6 year USD CMT + 1.33%)(a)(e)(f)	400	394,252
Emirates NBD Bank PJSC
4.25%, (6 year USD CMT + 3.16%)(a)(e)(f)	600	589,950
6.25%, (6 year USD CMT + 1.84%)(a)(e)(f)	800	816,136
Ittihad International II Ltd., 7.38%, 11/13/30(a)	400	402,804
MAF Global Securities Ltd., 5.75%, (5-year CMT + 2.05%)(a)(e)(f)	400	384,372
Mashreqbank PSC
6.25%, (5-year CMT + 2.52%)(a)(e)(f)	200	198,564
7.13%, (5-year CMT + 2.71%)(a)(e)(f)	400	409,000
Omniyat Sukuk 1 Ltd.
7.25%, 03/04/31(a)	400	357,720
8.38%, 05/06/28(a)	400	389,604
Security	Par (000)	Value
United Arab Emirates (continued)
SIB Tier 1 Sukuk Iind Ltd., 6.13%, (6 year USD CMT + 1.96%)(a)(e)(f)	$400	$403,724
Sobha Sukuk I Holding Ltd., 7.13%, 09/11/30(a)	600	561,600
Sobha Sukuk Ltd.
8.00%, 02/19/29(a)	400	391,000
8.75%, 07/17/28(a)	400	397,680
		9,639,509
United Kingdom — 1.1%
Avianca Midco 2 PLC, 9.63%, 02/14/30(a)	800	756,000
Standard Chartered PLC
4.30%, (5-year CMT + 3.14%)(a)(e)(f)	1,000	960,920
4.75%, (5-year CMT + 3.81%)(a)(e)(f)	1,000	937,250
7.00%, (5-year CMT + 2.87%)(a)(e)(f)	800	812,223
7.63%, (5-year CMT + 3.02%)(a)(e)(f)	700	734,125
7.75%, (5-year CMT + 4.98%)(a)(e)(f)	800	822,520
7.88%, (5-year CMT + 3.57%)(a)(e)(f)	800	844,352
Trident Energy Finance PLC, 12.50%, 11/30/29(a)	400	426,988
		6,294,378
United States — 0.1%
J&F Luxembourg Finance SARL, 8.50%, 12/01/32(b)	400	403,504
Playtika Holding Corp., 4.25%, 03/15/29(a)	400	345,740
		749,244
Zambia — 0.6%
First Quantum Minerals Ltd.
6.38%, 02/15/36(a)	900	883,710
7.25%, 02/15/34(a)	800	824,752
8.00%, 03/01/33(a)	800	838,920
8.63%, 06/01/31(a)	1,000	1,041,270
		3,588,652
Total Corporate Bonds & Notes — 44.9% (Cost: $262,087,836)		262,251,633
Foreign Government Obligations(j)
Angola — 1.4%
Angolan Government International Bonds
8.00%, 11/26/29(a)	1,200	1,221,690
8.25%, 05/09/28(a)	1,000	1,025,170
8.75%, 04/14/32(a)	1,300	1,351,623
9.13%, 11/26/49(a)	1,000	954,000
9.24%, 01/15/31(a)	800	853,400
9.38%, 03/31/33(b)(c)	1,000	1,057,680
9.38%, 05/08/48(a)	1,200	1,168,872
9.88%, 03/31/37(b)(c)	800	850,000
		8,482,435
Argentina — 5.6%
Argentine Republic Government International Bonds
1.00%, 07/09/29(c)	1,038	926,938
1.75%, 07/09/30(c)(d)	8,622	7,440,674
4.38%, 07/09/46(d)	1,413	993,375
4.75%, 07/09/35(d)	15,060	11,234,760
4.88%, 07/09/41(d)	7,768	5,356,455
5.00%, 01/09/38(d)	8,461	6,569,924
		32,522,126
Bahrain — 2.6%
Bahrain Government International Bonds
5.25%, 01/25/33(a)	800	730,356
5.45%, 09/16/32(a)	800	743,340
5.63%, 09/30/31(a)	800	761,600
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® J.P. Morgan EM High Yield Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Bahrain (continued)
5.63%, 05/18/34(a)	$800	$732,000
6.00%, 09/19/44(a)	800	669,000
6.63%, 10/06/37(a)	800	758,728
6.75%, 09/20/29(a)	1,000	1,003,130
7.00%, 10/12/28(a)	1,100	1,111,011
7.10%, 02/03/38(a)	800	780,000
7.38%, 05/14/30(a)	800	819,136
7.50%, 02/12/36(a)	800	821,264
7.75%, 04/18/35(a)	800	834,092
CBB International Sukuk Programme Co. WLL
3.88%, 05/18/29(a)	750	698,190
3.95%, 09/16/27(a)	700	679,980
5.87%, 02/06/34(a)	1,000	963,750
5.88%, 06/05/32(a)	800	775,000
6.00%, 02/12/31(a)	800	782,200
6.25%, 10/18/30(a)	600	597,450
6.25%, 07/07/33(a)	1,200	1,185,000
		15,445,227
Benin — 0.1%
Benin Government International Bonds, 7.96%, 02/13/38(a)	800	822,500
Brazil — 6.1%
Brazil Government International Bonds, 5.50%, 02/04/33	1,000	987,000
Brazilian Government International Bonds
3.75%, 09/12/31(c)	1,150	1,064,900
3.88%, 06/12/30	2,500	2,395,625
4.50%, 05/30/29	1,600	1,592,000
4.63%, 01/13/28(c)	1,800	1,800,000
4.75%, 01/14/50(c)	2,650	1,963,650
5.00%, 01/27/45(c)	2,300	1,851,500
5.50%, 11/06/30	1,800	1,835,550
5.63%, 01/07/41(c)	1,500	1,393,500
5.63%, 02/21/47	1,800	1,531,800
6.00%, 10/20/33	1,700	1,718,700
6.13%, 01/22/32	1,400	1,442,000
6.13%, 03/15/34	1,600	1,621,800
6.25%, 03/18/31	1,600	1,673,760
6.25%, 05/22/36	2,600	2,589,600
6.63%, 03/15/35	3,400	3,520,734
7.13%, 01/20/37(c)	1,200	1,314,600
7.13%, 05/13/54	1,300	1,307,800
7.25%, 01/12/56	2,600	2,618,200
8.25%, 01/20/34	1,000	1,149,660
		35,372,379
Colombia — 3.8%
Colombia Government International Bonds
3.00%, 01/30/30	1,300	1,172,730
3.13%, 04/15/31	1,800	1,569,150
3.25%, 04/22/32	1,400	1,186,850
4.50%, 03/15/29	1,400	1,357,230
5.00%, 06/15/45	1,355	1,035,559
5.20%, 05/15/49	850	648,975
5.38%, 01/21/29	1,400	1,391,810
5.63%, 02/26/44	1,800	1,488,150
6.13%, 01/21/31	1,200	1,200,900
6.13%, 01/18/41(c)	1,900	1,716,175
6.50%, 01/21/33	1,000	995,750
7.38%, 04/25/30	1,400	1,466,850
7.38%, 09/18/37	1,350	1,387,496
Security	Par (000)	Value
Colombia (continued)
7.50%, 02/02/34	$1,600	$1,672,480
7.75%, 11/07/36(c)	1,600	1,687,600
8.00%, 04/20/33	1,289	1,388,253
8.38%, 11/07/54(c)	600	655,560
		22,021,518
Costa Rica — 0.9%
Costa Rica Government International Bonds
6.13%, 02/19/31(a)	800	829,000
6.55%, 04/03/34(a)	1,000	1,072,750
7.00%, 04/04/44(a)	850	928,040
7.16%, 03/12/45(a)	1,000	1,101,450
7.30%, 11/13/54(a)	1,095	1,233,860
		5,165,100
Dominican Republic — 3.6%
Dominican Republic International Bonds
4.50%, 01/30/30(a)	1,450	1,397,800
4.88%, 09/23/32(a)	2,300	2,173,500
5.30%, 01/21/41(a)	1,200	1,060,800
5.50%, 02/22/29(a)	1,100	1,100,990
5.75%, 03/17/34(a)	700	683,900
5.88%, 10/28/35(a)	1,250	1,222,500
5.88%, 01/30/60(a)	2,350	2,042,150
6.00%, 07/19/28(a)	1,050	1,065,750
6.00%, 02/22/33(a)	1,400	1,400,000
6.15%, 05/17/38	1,050	1,022,700
6.40%, 06/05/49(a)	1,050	1,005,900
6.50%, 02/15/48(a)	750	725,250
6.85%, 01/27/45(a)	1,400	1,407,000
6.95%, 03/15/37(a)	1,500	1,566,000
7.05%, 02/03/31(a)	875	922,250
7.15%, 02/24/55(a)	800	835,200
7.45%, 04/30/44(a)	1,100	1,177,990
		20,809,680
Ecuador — 1.5%
Ecuador Government International Bonds
5.50%, 07/31/40(a)(d)	2,203	1,840,686
6.90%, 07/31/35(a)(d)	4,675	4,333,356
8.75%, 01/29/34(a)	1,400	1,428,640
9.25%, 01/29/39(a)	1,215	1,256,310
		8,858,992
Egypt — 2.5%
Egypt Government International Bonds
5.80%, 09/30/27(a)	800	794,832
5.88%, 02/16/31(a)	1,000	950,300
6.59%, 02/21/28(a)	1,000	1,003,495
7.05%, 01/15/32(a)	800	785,144
7.30%, 09/30/33(a)	900	870,183
7.50%, 02/16/61(a)	1,200	959,010
7.60%, 03/01/29(a)	1,200	1,225,656
7.63%, 05/29/32(a)	1,200	1,194,192
7.90%, 02/21/48(a)	1,050	903,614
8.50%, 01/31/47(a)	1,850	1,684,610
8.63%, 02/04/30(a)	1,000	1,055,155
8.70%, 03/01/49(a)	1,200	1,106,700
8.88%, 05/29/50(a)	1,400	1,308,762
9.45%, 02/04/33(a)	800	861,288
		14,702,941

2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® J.P. Morgan EM High Yield Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
El Salvador — 0.3%
El Salvador Government International Bonds
9.25%, 04/17/30(a)	$750	$803,625
9.65%, 11/21/54(a)	750	843,375
		1,647,000
Ghana — 0.8%
Ghana Government International Bonds
6.00%, 07/03/29(a)(d)	1,903	1,850,568
6.00%, 07/03/35(a)(d)	3,027	2,771,549
		4,622,117
Guatemala — 0.3%
Guatemala Government Bonds
6.13%, 06/01/50(a)	1,100	1,089,660
6.60%, 06/13/36(a)	800	855,050
		1,944,710
Ivory Coast — 0.9%
Ivory Coast Government International Bonds
6.13%, 06/15/33(a)	1,000	976,050
6.75%, 02/25/41(a)	800	737,232
7.63%, 01/30/33(a)	800	840,240
8.08%, 04/01/36(a)	1,400	1,484,252
8.25%, 01/30/37(a)	1,000	1,072,840
		5,110,614
Jamaica — 0.4%
Jamaica Government International Bonds
7.88%, 07/28/45(c)	1,300	1,569,243
8.00%, 03/15/39(c)	800	965,110
		2,534,353
Jordan — 0.4%
Jordan Government International Bonds
5.85%, 07/07/30(a)	900	897,057
7.38%, 10/10/47(a)	800	772,800
7.50%, 01/13/29(a)	800	830,016
		2,499,873
Kenya — 0.8%
Republic of Kenya Government International Bonds
6.30%, 01/23/34(a)	600	520,500
8.25%, 02/28/48(a)	800	717,200
8.70%, 02/26/39(a)	1,000	939,805
9.50%, 03/05/36(a)	1,200	1,202,760
9.75%, 02/16/31(a)	1,000	1,055,750
		4,436,015
Lebanon — 0.3%
Lebanon Government International Bonds
6.00%, 01/27/23(a)(g)(h)	800	202,800
6.10%, 10/04/22(a)	570	144,495
6.10%, 10/04/24(a)(g)(h)	730	185,055
6.60%, 11/27/26(a)(g)(h)	960	243,360
6.65%, 02/26/30(a)(g)(h)	760	194,180
6.75%, 11/29/27(a)(g)(h)	720	182,520
6.85%, 03/23/27(a)(g)(h)	800	202,800
7.00%, 03/23/32(a)(g)(h)	625	159,688
		1,514,898
Morocco — 0.5%
Morocco Government International Bonds
3.00%, 12/15/32(a)	800	698,120
4.00%, 12/15/50(a)	1,000	707,500
5.95%, 03/08/28(a)	800	816,250
6.50%, 09/08/33(a)	900	961,938
		3,183,808
Security	Par (000)	Value
Nigeria — 2.3%
Nigeria Government International Bonds
6.13%, 09/28/28(a)	$1,000	$1,006,750
6.50%, 11/28/27(a)	800	808,400
7.14%, 02/23/30(a)	1,100	1,135,200
7.38%, 09/28/33(a)	1,000	1,022,360
7.63%, 11/28/47(a)	1,200	1,170,000
7.70%, 02/23/38(a)	1,000	1,021,500
7.88%, 02/16/32(a)	1,200	1,264,800
8.25%, 09/28/51(a)	800	810,512
8.38%, 03/24/29(a)	1,000	1,069,330
8.63%, 01/13/36(a)	1,000	1,094,000
8.75%, 01/21/31(a)	800	866,800
9.13%, 01/13/46(a)	800	882,000
10.38%, 12/09/34(a)	1,000	1,195,250
		13,346,902
Pakistan — 0.5%
Pakistan Global Sukuk Programme Co. Ltd. (The), 7.95%, 01/31/29(a)	800	814,400
Pakistan Government International Bonds
6.88%, 12/05/27(a)	1,150	1,153,536
7.38%, 04/08/31(a)	1,000	965,020
		2,932,956
Senegal — 0.2%
Senegal Government International Bonds
6.25%, 05/23/33(a)	900	504,900
6.75%, 03/13/48(a)	800	429,000
7.75%, 06/10/31(a)	700	420,053
		1,353,953
Serbia — 0.5%
Serbia International Bonds
2.13%, 12/01/30(a)	935	816,956
6.00%, 06/12/34(a)	1,200	1,230,600
6.50%, 09/26/33(a)	700	742,875
		2,790,431
South Africa — 2.7%
Republic of South Africa Government International Bonds
4.30%, 10/12/28	1,400	1,385,272
4.85%, 09/27/27(c)	800	801,800
4.85%, 09/30/29	1,500	1,486,125
5.00%, 10/12/46	800	596,000
5.38%, 07/24/44(c)	900	729,000
5.65%, 09/27/47(c)	1,200	969,600
5.75%, 09/30/49	2,150	1,737,200
5.88%, 06/22/30	900	917,550
5.88%, 04/20/32	1,000	1,014,250
6.13%, 12/11/37(a)	1,200	1,142,400
7.10%, 11/19/36(a)	1,500	1,569,000
7.25%, 12/11/55(a)	1,400	1,318,800
7.30%, 04/20/52	1,100	1,054,130
7.95%, 11/19/54(a)	1,100	1,123,430
Suriname Government International Bonds, 8.50%, 11/06/35(a)	200	218,763
		16,063,320
Sri Lanka — 0.8%
Sri Lanka Government International Bonds
3.35%, 01/15/30(a)(d)	791	752,734
3.60%, 03/15/33(a)(d)	1,578	1,406,280
3.85%, 02/15/38(a)(d)	1,486	1,400,521
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® J.P. Morgan EM High Yield Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Sri Lanka (continued)
5.10%, 06/15/35(a)(d)	$1,082	$833,171
		4,392,706
Suriname — 0.2%
Suriname Government International Bonds, 8.50%, 11/06/35(b)	825	902,395
Trinidad And Tobago — 0.1%
Trinidad & Tobago Government International Bonds, 6.50%, 01/28/36(a)	800	819,256
Turkey — 9.6%
Hazine Mustesarligi Varlik Kiralama A/S
6.50%, 04/26/30(a)	1,800	1,820,592
6.75%, 09/01/30(a)	1,800	1,826,703
8.51%, 01/14/29(a)	1,900	2,025,875
Turkiye Government International Bonds
4.88%, 04/16/43	2,170	1,575,127
5.13%, 02/17/28	1,400	1,388,800
5.25%, 03/13/30	1,600	1,544,800
5.75%, 05/11/47(c)	2,600	2,021,500
5.88%, 06/26/31	1,300	1,260,025
5.95%, 01/15/31	1,600	1,570,496
6.00%, 01/14/41	2,300	1,968,800
6.13%, 10/24/28	2,100	2,124,633
6.30%, 03/14/33	1,400	1,349,915
6.50%, 09/20/33	1,100	1,068,650
6.50%, 01/03/35	2,500	2,407,500
6.63%, 02/17/45	2,200	1,933,866
6.75%, 05/30/40(c)	1,500	1,402,125
6.80%, 11/04/36	1,800	1,746,846
6.88%, 03/17/36(c)	1,900	1,862,000
6.88%, 01/14/38(c)	1,000	957,813
6.95%, 09/16/35	1,600	1,577,200
7.13%, 02/12/32	1,800	1,836,450
7.13%, 07/17/32(c)	1,400	1,421,350
7.25%, 05/29/32	1,400	1,430,352
7.25%, 03/05/38	750	758,445
7.63%, 04/26/29	2,200	2,301,750
7.63%, 05/15/34	2,200	2,289,375
8.00%, 02/14/34(c)	1,050	1,124,025
8.60%, 09/24/27	1,200	1,253,400
9.13%, 07/13/30	1,900	2,097,733
9.38%, 03/14/29	1,700	1,850,509
9.38%, 01/19/33	2,000	2,265,000
9.88%, 01/15/28	2,600	2,780,700
11.88%, 01/15/30(c)	1,100	1,314,236
		56,156,591
Ukraine — 1.4%
Ukraine Government International Bonds
3.00%, 02/01/34(a)(d)	1,486	699,889
3.00%, 02/01/35(a)(d)	1,228	624,835
3.00%, 02/01/36(a)(d)	1,028	521,968
4.00%, 02/01/32(a)(d)	2,600	1,985,100
4.50%, 02/01/29(a)(d)	864	669,680
4.50%, 02/01/34(a)(d)	2,300	1,402,722
6.00%, 02/01/35(a)(d)	2,135	1,281,018
6.00%, 02/01/36(a)(d)	1,799	1,061,327
		8,246,539
Security	Par (000)	Value
United Arab Emirates — 0.7%
Emirate of Dubai Government International Bonds
3.90%, 09/09/50(a)	$600	$426,228
5.25%, 01/30/43(a)	600	570,558
Finance Department Government of Sharjah
4.00%, 07/28/50(a)	500	316,250
6.13%, 03/06/36(a)	600	597,099
6.50%, 11/23/32(a)	400	412,196
Sharjah Sukuk Program Ltd.
2.94%, 06/10/27(a)	400	389,464
3.23%, 10/23/29(a)	500	468,135
4.23%, 03/14/28(a)	600	589,398
5.43%, 04/17/35(a)	400	392,500
		4,161,828
United Kingdom — 0.1%
Avianca Midco 2 PLC, 9.50%, 01/28/31	400	374,000
Zambia — 0.2%
Zambia Government International Bonds
0.50%, 12/31/53(a)	762	520,742
7.50%, 06/30/33(a)(d)	907	894,283
		1,415,025
Total Foreign Government Obligations — 52.1% (Cost: $301,130,574)		304,652,188
Total Long-Term Investments — 97.0% (Cost: $563,218,410)		566,903,821
	Shares
Short-Term Securities
Money Market Funds — 10.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.83%(k)(l)(m)	53,155,599	53,171,546
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.61%(k)(l)	8,190,000	8,190,000
Total Short-Term Securities — 10.5% (Cost: $61,364,263)		61,361,546
Total Investments — 107.5% (Cost: $624,582,673)		628,265,367
Liabilities in Excess of Other Assets — (7.5)%		(43,848,926)
Net Assets — 100.0%		$584,416,441

(a)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(e)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(f)	Perpetual security with no stated maturity date.
(g)	Issuer filed for bankruptcy and/or is in default.
(h)	Non-income producing security.
(i)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.

2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® J.P. Morgan EM High Yield Bond ETF

(j)	U.S. dollar denominated security issued by foreign domiciled entity.
(k)	Affiliate of the Fund.
(l)	Annualized 7-day yield as of period end.
(m)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/26	Shares Held at 04/30/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$57,552,456	$—	$(4,370,878)(a)	$(9,025)	$(1,007)	$53,171,546	53,155,599	$140,339 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	6,130,000	2,060,000 (a)	—	—	—	8,190,000	8,190,000	66,829	—
				$(9,025)	$(1,007)	$61,361,546		$207,168	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$262,251,633	$—	$262,251,633
Foreign Government Obligations	—	304,652,188	—	304,652,188
Short-Term Securities
Money Market Funds	61,361,546	—	—	61,361,546
	$61,361,546	$566,903,821	$—	$628,265,367
See notes to financial statements.
Schedule of Investments

Schedule of Investments (unaudited)
April 30, 2026
iShares® J.P. Morgan EM Local Currency Bond ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Foreign Government Obligations(a)
Brazil — 4.5%
Brazil Letras do Tesouro Nacional
0.00%, 07/01/27(b)	BRL15,728	$2,733,097
0.00%, 01/01/28(b)	BRL7,476	1,218,541
0.00%, 07/01/28(b)	BRL4,191	641,556
0.00%, 01/01/29(b)	BRL29,261	4,202,265
0.00%, 07/01/29(b)	BRL22,828	3,073,687
0.00%, 01/01/30(b)	BRL14,159	1,788,139
0.00%, 01/01/32(b)	BRL12,489	1,214,760
Brazil Notas do Tesouro Nacional
10.00%, 01/01/33	BRL11,614	1,978,031
10.00%, 01/01/35	BRL19,776	3,268,044
10.00%, 01/01/37	BRL2,337	376,713
Series F, 10.00%, 01/01/27	BRL18,969	3,739,820
Series F, 10.00%, 01/01/29	BRL18,321	3,419,903
Series F, 10.00%, 01/01/31	BRL29,986	5,321,072
		32,975,628
Chile — 3.9%
Bonos de la Tesoreria de la Republica en pesos
0.00%, 05/06/27(b)	CLP3,525,000	3,759,106
0.00%, 04/01/29(b)	CLP2,420,000	2,349,765
4.70%, 09/01/30(c)(d)	CLP2,835,000	3,068,322
5.00%, 10/01/28(c)(d)	CLP1,145,000	1,274,373
5.00%, 03/01/35	CLP3,015,000	3,227,511
5.30%, 11/01/37(c)(d)	CLP1,395,000	1,511,786
5.80%, 10/01/29(c)(d)	CLP1,860,000	2,100,552
5.80%, 10/01/34(c)(d)	CLP835,000	942,711
6.00%, 04/01/33(c)(d)	CLP4,455,000	5,078,255
6.00%, 01/01/43	CLP2,430,000	2,835,572
6.20%, 10/01/40(c)(d)	CLP1,115,000	1,316,342
7.00%, 05/01/34(c)(d)	CLP770,000	936,118
		28,400,413
China — 14.8%
China Government Bonds
1.32%, 02/25/29	CNY6,460	946,201
1.40%, 11/25/28	CNY9,650	1,415,467
1.42%, 11/15/27	CNY4,550	667,357
1.42%, 08/15/28	CNY9,450	1,386,697
1.43%, 01/25/30	CNY14,210	2,079,594
1.45%, 02/25/28	CNY8,950	1,314,554
1.45%, 04/25/30	CNY6,020	880,753
1.46%, 05/25/28	CNY13,320	1,957,746
1.49%, 12/25/31	CNY7,420	1,081,198
1.54%, 01/25/31	CNY5,120	751,183
1.55%, 07/25/30	CNY7,760	1,139,166
1.57%, 05/15/32	CNY7,280	1,062,962
1.61%, 02/15/35	CNY11,810	1,709,140
1.62%, 08/15/27	CNY8,520	1,252,760
1.63%, 10/25/30	CNY9,950	1,463,842
1.65%, 05/15/35	CNY5,660	820,642
1.66%, 12/25/32	CNY8,270	1,211,521
1.67%, 05/25/35	CNY16,870	2,451,964
1.74%, 10/15/29	CNY6,000	888,712
1.75%, 02/25/36	CNY7,960	1,165,022
1.78%, 09/15/32	CNY8,940	1,321,586
1.78%, 11/15/35	CNY13,050	1,909,324
1.79%, 03/25/32	CNY14,660	2,171,821
1.83%, 08/25/35	CNY14,520	2,135,301
1.85%, 05/15/27	CNY7,620	1,122,429
1.87%, 09/15/31	CNY4,990	743,024
Security	Par (000)	Value
China (continued)
1.88%, 04/25/55	CNY7,920	$1,064,825
1.90%, 07/15/55	CNY6,040	807,093
1.91%, 07/15/29	CNY9,130	1,359,732
1.92%, 07/15/45	CNY4,670	650,916
1.92%, 01/15/55	CNY5,690	764,941
1.98%, 04/25/45	CNY4,730	664,479
2.04%, 02/25/27	CNY10,200	1,503,047
2.04%, 11/25/34	CNY4,160	623,904
2.05%, 04/15/29	CNY9,380	1,402,968
2.11%, 08/25/34	CNY8,980	1,354,285
2.12%, 06/25/31	CNY6,710	1,011,407
2.15%, 08/25/55	CNY5,890	835,516
2.17%, 08/29/34	CNY8,600	1,301,793
2.19%, 09/25/54	CNY7,570	1,081,703
2.25%, 08/29/39	CNY2,330	351,156
2.27%, 05/25/34	CNY11,710	1,787,279
2.28%, 03/25/31	CNY11,670	1,771,171
2.33%, 08/15/44	CNY1,850	275,432
2.35%, 02/25/34	CNY9,640	1,479,601
2.37%, 01/20/27	CNY5,760	850,619
2.37%, 01/15/29	CNY11,830	1,781,313
2.38%, 01/15/56	CNY2,040	306,296
2.40%, 07/15/28	CNY9,430	1,414,370
2.44%, 10/15/27	CNY6,740	1,003,820
2.47%, 07/25/54	CNY6,390	966,473
2.48%, 04/15/27	CNY5,950	882,014
2.48%, 09/25/28	CNY2,940	442,774
2.49%, 05/25/44	CNY4,700	715,699
2.50%, 07/25/27	CNY8,150	1,212,421
2.52%, 08/25/33	CNY9,990	1,549,420
2.54%, 12/25/30	CNY9,110	1,397,317
2.55%, 10/15/28	CNY10,660	1,608,355
2.57%, 05/20/54	CNY2,730	421,268
2.60%, 09/15/30	CNY7,440	1,141,763
2.60%, 09/01/32	CNY6,570	1,020,299
2.62%, 04/15/28	CNY8,260	1,242,095
2.62%, 09/25/29	CNY4,220	643,484
2.62%, 06/25/30	CNY6,540	1,002,824
2.64%, 01/15/28	CNY4,420	662,585
2.67%, 05/25/33	CNY7,250	1,134,645
2.67%, 11/25/33	CNY7,870	1,235,724
2.68%, 05/21/30	CNY6,470	994,404
2.69%, 08/15/32	CNY7,310	1,141,696
2.75%, 06/15/29	CNY7,160	1,093,916
2.75%, 02/17/32	CNY6,870	1,073,604
2.76%, 05/15/32	CNY6,530	1,022,933
2.79%, 12/15/29	CNY7,500	1,153,834
2.80%, 03/24/29	CNY6,720	1,025,848
2.80%, 03/25/30	CNY7,160	1,105,782
2.80%, 11/15/32	CNY6,050	954,033
2.85%, 06/04/27	CNY9,620	1,434,915
2.88%, 02/25/33	CNY7,350	1,167,348
2.89%, 11/18/31	CNY5,660	890,851
2.91%, 10/14/28	CNY7,240	1,103,904
3.00%, 10/15/53	CNY5,660	950,569
3.01%, 05/13/28	CNY5,600	850,846
3.02%, 05/27/31	CNY11,330	1,790,010
3.12%, 12/05/26	CNY6,790	1,006,921
3.12%, 10/25/52	CNY3,980	674,608
3.13%, 11/21/29	CNY5,500	858,151
3.19%, 04/15/53	CNY4,930	848,817

2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® J.P. Morgan EM Local Currency Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
China (continued)
3.25%, 11/22/28	CNY5,130	$791,434
3.27%, 11/19/30	CNY10,520	1,675,144
3.28%, 12/03/27	CNY9,890	1,499,507
3.29%, 05/23/29	CNY8,640	1,346,003
3.32%, 04/15/52	CNY5,120	896,802
3.53%, 10/18/51	CNY2,870	518,936
3.72%, 04/12/51	CNY2,800	518,919
3.81%, 09/14/50	CNY8,630	1,615,755
		107,782,282
Colombia — 3.6%
Colombian TES
9.25%, 05/28/42	COP13,068,000	2,655,988
11.00%, 08/22/29	COP11,249,500	2,833,051
11.50%, 07/25/46	COP9,326,700	2,262,279
11.75%, 01/24/35	COP9,526,200	2,350,629
12.50%, 02/27/30	COP1,717,100	445,598
12.75%, 11/28/40	COP5,347,800	1,408,628
13.25%, 02/09/33	COP14,762,500	3,909,304
Series B, 5.75%, 11/03/27	COP3,580,400	879,629
Series B, 6.00%, 04/28/28	COP9,457,800	2,250,019
Series B, 6.25%, 07/09/36	COP3,859,900	660,179
Series B, 7.00%, 03/26/31	COP7,721,700	1,612,446
Series B, 7.00%, 06/30/32	COP8,531,500	1,690,266
Series B, 7.25%, 10/18/34	COP5,754,100	1,090,364
Series B, 7.25%, 10/26/50	COP7,040,100	1,137,429
Series B, 7.75%, 09/18/30	COP5,985,600	1,310,190
		26,495,999
Czech Republic — 3.9%
Czech Republic Government Bonds
0.05%, 11/29/29	CZK25,160	1,043,477
0.25%, 02/10/27	CZK35,540	1,665,143
0.95%, 05/15/30(d)	CZK39,420	1,663,350
1.20%, 03/13/31	CZK36,700	1,520,405
1.50%, 04/24/40	CZK26,170	815,095
1.75%, 06/23/32	CZK37,150	1,521,614
1.95%, 07/30/37	CZK25,530	915,917
2.00%, 10/13/33	CZK39,450	1,574,284
2.50%, 08/25/28(d)	CZK39,120	1,819,771
2.75%, 07/23/29	CZK31,760	1,459,719
3.00%, 03/03/33	CZK20,680	897,662
3.50%, 05/30/35	CZK31,120	1,354,224
3.60%, 06/03/36	CZK22,980	995,011
4.00%, 04/04/44	CZK8,840	365,542
4.20%, 12/04/36(d)	CZK17,020	772,953
4.25%, 10/24/34	CZK21,170	978,770
4.50%, 11/11/32	CZK32,280	1,541,519
4.90%, 04/14/34	CZK37,750	1,832,239
5.00%, 09/30/30	CZK37,680	1,858,406
5.30%, 09/19/35	CZK13,930	691,740
5.50%, 12/12/28	CZK24,060	1,194,848
5.75%, 03/29/29	CZK21,110	1,058,487
6.20%, 06/16/31	CZK12,280	637,987
		28,178,163
Dominican Republic — 3.9%
Dominican Republic International Bonds
10.50%, 03/15/37(d)	DOP548,750	9,723,177
10.75%, 06/01/36(d)	DOP441,250	7,932,317
11.25%, 09/15/35(d)	DOP293,400	5,423,810
13.63%, 02/03/33(d)	DOP266,550	5,335,939
		28,415,243
Security	Par (000)	Value
Hungary — 3.9%
Hungary Government Bonds
2.00%, 05/23/29	HUF850,360	$2,447,446
2.25%, 04/20/33	HUF561,210	1,433,963
2.25%, 06/22/34	HUF457,800	1,130,736
2.75%, 12/22/26	HUF294,090	930,950
3.00%, 10/27/27	HUF731,280	2,262,661
3.00%, 08/21/30	HUF1,039,940	2,989,546
3.00%, 10/27/38	HUF419,420	997,528
3.00%, 04/25/41	HUF329,640	749,266
3.25%, 10/22/31	HUF966,720	2,735,613
4.50%, 03/23/28	HUF545,220	1,713,622
4.50%, 05/27/32	HUF214,490	640,086
4.75%, 11/24/32	HUF699,680	2,107,438
6.00%, 11/28/29	HUF55,120	177,752
6.75%, 10/22/28	HUF922,880	3,027,269
6.75%, 07/23/31	HUF485,050	1,620,254
7.00%, 10/24/35	HUF1,060,280	3,657,232
		28,621,362
India — 8.6%
India Government Bonds
5.77%, 08/03/30	INR173,300	1,765,396
5.79%, 05/11/30	INR181,230	1,852,135
5.85%, 12/01/30	INR170,480	1,738,598
6.01%, 07/21/30	INR133,240	1,372,478
6.10%, 07/12/31	INR249,920	2,542,557
6.28%, 07/14/32	INR47,170	478,624
6.33%, 05/05/35	INR263,990	2,676,469
6.45%, 10/07/29	INR115,630	1,216,132
6.48%, 10/06/35	INR221,710	2,246,025
6.54%, 01/17/32	INR246,170	2,546,933
6.67%, 12/17/50	INR199,110	1,891,557
6.68%, 01/27/33	INR6,660	68,947
6.75%, 12/23/29	INR84,470	895,925
6.79%, 12/30/31	INR57,380	600,060
6.79%, 10/07/34	INR222,740	2,311,627
6.99%, 12/15/51	INR224,220	2,196,519
7.02%, 06/18/31	INR73,120	773,289
7.04%, 06/03/29	INR128,590	1,375,114
7.06%, 04/10/28	INR167,380	1,787,843
7.10%, 04/18/29	INR189,970	2,035,469
7.10%, 04/08/34	INR281,480	2,977,502
7.16%, 09/20/50	INR151,460	1,525,551
7.17%, 04/17/30	INR127,410	1,366,539
7.18%, 08/14/33	INR241,780	2,563,378
7.18%, 07/24/37	INR200,370	2,114,751
7.26%, 01/14/29	INR177,740	1,911,663
7.26%, 08/22/32	INR167,940	1,796,075
7.26%, 02/06/33	INR202,080	2,156,926
7.30%, 06/19/53	INR259,510	2,631,383
7.32%, 11/13/30	INR55,460	598,937
7.36%, 09/12/52	INR208,100	2,119,279
7.37%, 10/23/28	INR75,650	815,301
7.37%, 01/23/54	INR14,040	143,929
7.38%, 06/20/27	INR127,240	1,360,998
7.41%, 12/19/36	INR229,590	2,466,067
7.54%, 05/23/36	INR254,990	2,774,134
7.72%, 06/15/49	INR83,410	897,253
		62,591,363
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® J.P. Morgan EM Local Currency Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Indonesia — 5.1%
Indonesia Treasury Bonds
5.13%, 04/15/27	IDR20,157,000	$1,149,911
5.88%, 03/15/31	IDR8,846,000	493,150
6.13%, 05/15/28	IDR14,147,000	812,778
6.25%, 06/15/36	IDR9,851,000	542,465
6.38%, 08/15/28	IDR19,511,000	1,125,999
6.38%, 04/15/32	IDR28,210,000	1,601,171
6.38%, 07/15/37	IDR2,511,000	139,520
6.50%, 07/15/30	IDR26,998,000	1,550,285
6.50%, 02/15/31	IDR25,243,000	1,444,384
6.50%, 04/15/36	IDR11,988,000	675,234
6.63%, 05/15/33	IDR11,269,000	642,222
6.63%, 02/15/34	IDR25,736,000	1,471,200
6.75%, 07/15/35	IDR28,058,000	1,607,945
6.88%, 04/15/29	IDR27,862,000	1,627,303
7.00%, 05/15/27	IDR16,957,000	983,526
7.00%, 09/15/30	IDR20,118,000	1,175,099
7.00%, 02/15/33	IDR26,237,000	1,534,642
7.13%, 06/15/38	IDR23,663,000	1,392,947
7.13%, 08/15/40	IDR18,224,000	1,075,405
7.13%, 06/15/42	IDR13,435,000	796,834
7.13%, 06/15/43	IDR19,024,000	1,136,026
7.13%, 08/15/45	IDR18,379,000	1,093,591
7.50%, 08/15/32	IDR8,510,000	509,781
7.50%, 06/15/35	IDR21,616,000	1,304,702
7.50%, 05/15/38	IDR7,413,000	450,455
7.50%, 04/15/40	IDR22,403,000	1,361,329
8.25%, 05/15/29	IDR22,069,000	1,335,259
8.25%, 06/15/32	IDR2,223,000	137,117
8.25%, 05/15/36	IDR16,166,000	1,027,927
8.38%, 03/15/34	IDR24,804,000	1,562,322
8.38%, 04/15/39	IDR9,476,000	615,105
8.75%, 05/15/31	IDR12,702,000	795,799
9.00%, 03/15/29	IDR13,532,000	833,940
9.50%, 07/15/31	IDR5,011,000	323,397
10.50%, 08/15/30	IDR2,354,000	154,980
Perusahaan Penerbit SBSN Indonesia
5.88%, 07/15/28	IDR11,060,000	633,985
6.38%, 03/15/34	IDR13,253,000	765,665
6.50%, 06/15/39	IDR9,025,000	518,915
6.63%, 09/15/29	IDR1,224,000	71,394
6.88%, 03/15/36	IDR3,722,000	221,210
8.88%, 11/15/31	IDR4,476,000	289,575
		36,984,494
Malaysia — 5.3%
Malaysia Government Bonds
2.63%, 04/15/31	MYR5,129	1,248,517
3.34%, 05/15/30	MYR2,171	547,326
3.48%, 07/02/35	MYR2,063	515,568
3.50%, 05/31/27	MYR5,570	1,409,561
3.52%, 04/20/28	MYR2,923	741,054
3.58%, 07/15/32	MYR4,045	1,025,738
3.73%, 06/15/28	MYR4,538	1,155,433
3.76%, 05/22/40	MYR4,604	1,142,485
3.77%, 01/15/41	MYR1,566	389,775
3.83%, 07/05/34	MYR5,560	1,422,549
3.89%, 08/15/29	MYR3,941	1,012,192
3.90%, 11/16/27	MYR2,749	701,121
3.92%, 07/15/55	MYR2,438	598,196
4.05%, 04/18/39	MYR3,954	1,014,684
4.07%, 06/15/50	MYR4,974	1,258,034
Security	Par (000)	Value
Malaysia (continued)
4.18%, 05/16/44	MYR4,249	$1,097,583
4.25%, 05/31/35	MYR2,753	726,240
4.46%, 03/31/53	MYR3,067	820,425
4.50%, 04/30/29	MYR2,436	635,623
4.64%, 11/07/33	MYR3,111	838,537
4.70%, 10/15/42	MYR2,577	705,968
4.76%, 04/07/37	MYR2,682	735,502
4.89%, 06/08/38	MYR2,776	770,486
4.92%, 07/06/48	MYR1,481	420,512
Malaysia Government Investment Issue
3.42%, 09/30/27	MYR3,329	842,275
3.45%, 07/15/36	MYR3,255	804,923
3.47%, 10/15/30	MYR5,015	1,267,893
3.60%, 07/31/28	MYR5,193	1,318,798
3.61%, 04/30/35	MYR2,409	606,608
3.64%, 08/30/30	MYR1,163	296,415
3.78%, 05/31/45	MYR3,739	915,102
3.80%, 10/08/31	MYR3,246	833,711
3.97%, 07/16/40	MYR2,601	661,082
4.12%, 11/30/34	MYR5,327	1,391,552
4.13%, 07/09/29	MYR5,190	1,340,886
4.19%, 10/07/32	MYR4,425	1,157,202
4.25%, 09/30/30	MYR3,283	856,259
4.26%, 07/26/27	MYR119	30,398
4.29%, 08/14/43	MYR4,151	1,084,115
4.37%, 10/31/28	MYR4,293	1,110,478
4.42%, 09/30/41	MYR2,694	716,340
4.47%, 09/15/39	MYR5,190	1,379,947
4.66%, 03/31/38	MYR2,222	601,518
		38,148,611
Mexico — 5.9%
Mexican Bonos
5.50%, 03/04/27	MXN35,517	2,011,924
7.50%, 05/26/33	MXN49,154	2,590,182
8.00%, 04/15/32	MXN18,924	1,037,015
8.00%, 05/24/35	MXN9,683	511,561
8.00%, 02/21/36	MXN32,894	1,733,519
8.00%, 07/31/53	MXN71,123	3,404,170
8.00%, 04/29/55	MXN9,508	453,173
8.50%, 03/02/28	MXN45,149	2,619,403
8.50%, 03/01/29	MXN63,844	3,685,204
8.50%, 02/28/30	MXN56,191	3,213,052
Series M, 7.75%, 05/29/31	MXN70,624	3,887,477
Series M, 7.75%, 11/23/34	MXN64,391	3,380,795
Series M, 7.75%, 11/13/42	MXN66,282	3,185,133
Series M, 8.00%, 11/07/47	MXN41,146	1,989,013
Series M 20, 7.50%, 06/03/27	MXN39,662	2,279,197
Series M 20, 8.50%, 05/31/29	MXN60,112	3,462,066
Series M 30, 8.50%, 11/18/38	MXN39,568	2,098,011
Series M 30, 10.00%, 11/20/36	MXN19,238	1,158,052
		42,698,947
Paraguay — 1.0%
Paraguay Government International Bonds
7.90%, 02/09/31(d)	PYG8,842,000	1,438,390
8.50%, 03/04/35	PYG14,535,000	2,416,859
8.50%, 04/04/38	PYG19,946,000	3,257,546
		7,112,795
Peru — 3.9%
Peru Government Bonds
5.35%, 08/12/40	PEN7,473	1,810,580

2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® J.P. Morgan EM Local Currency Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Peru (continued)
5.40%, 08/12/34	PEN12,834	$3,538,340
5.94%, 02/12/29	PEN4,344	1,279,037
6.15%, 08/12/32	PEN11,516	3,418,806
6.85%, 08/12/35(c)(d)	PEN14,391	4,274,879
6.90%, 08/12/37	PEN12,468	3,596,555
6.95%, 08/12/31	PEN7,319	2,256,959
7.30%, 08/12/33(c)(d)	PEN14,429	4,512,602
7.60%, 08/12/39(c)(d)	PEN11,142	3,341,388
		28,029,146
Poland — 4.8%
Republic of Poland Government Bonds
0.00%, 01/25/28(b)	PLN7,757	1,983,628
1.25%, 10/25/30	PLN8,752	2,047,296
1.75%, 04/25/32	PLN9,400	2,111,966
2.50%, 07/25/27	PLN6,819	1,841,227
2.75%, 04/25/28	PLN4,972	1,321,277
2.75%, 10/25/29	PLN9,572	2,461,176
3.75%, 05/25/27	PLN6,014	1,653,066
4.50%, 07/25/30	PLN11,708	3,155,642
4.50%, 01/25/31	PLN10,260	2,745,076
4.75%, 07/25/29	PLN9,460	2,595,400
5.00%, 01/25/30	PLN8,131	2,242,777
5.00%, 10/25/34	PLN10,325	2,728,621
5.00%, 10/25/35	PLN9,961	2,599,793
6.00%, 10/25/33	PLN10,300	2,919,145
7.50%, 07/25/28	PLN7,317	2,137,313
		34,543,403
Romania — 3.7%
Romania Government Bonds
2.50%, 10/25/27	RON2,655	566,895
3.65%, 09/24/31	RON4,630	888,142
4.15%, 01/26/28	RON3,845	835,809
4.15%, 10/24/30	RON5,315	1,072,741
4.25%, 04/28/36	RON3,675	652,498
4.75%, 10/11/34	RON5,755	1,095,145
4.85%, 07/25/29	RON3,515	750,947
5.00%, 02/12/29	RON5,230	1,130,893
5.80%, 07/26/27	RON4,650	1,042,182
6.30%, 04/26/28	RON6,075	1,366,532
6.30%, 04/25/29	RON6,025	1,345,648
6.70%, 02/25/32	RON5,950	1,306,424
6.75%, 04/25/35	RON3,790	826,651
6.85%, 07/29/30	RON4,075	916,231
7.10%, 07/31/34	RON5,220	1,165,544
7.20%, 05/31/27	RON6,380	1,452,536
7.20%, 10/30/33	RON6,620	1,487,171
7.35%, 04/28/31	RON6,725	1,539,370
7.50%, 07/27/33	RON2,950	673,746
7.65%, 07/27/31	RON3,280	760,374
7.90%, 02/24/38	RON7,070	1,668,679
8.00%, 04/29/30	RON5,230	1,224,314
8.25%, 09/29/32	RON6,075	1,437,388
8.75%, 10/30/28	RON6,640	1,572,650
		26,778,510
Serbia — 3.9%
Serbia Treasury Bond
4.50%, 08/20/32	RSD742,330	7,144,889
5.25%, 07/27/35	RSD618,840	6,075,222
5.88%, 02/08/28	RSD536,220	5,455,336
Security	Par (000)	Value
Serbia (continued)
7.00%, 10/26/31	RSD885,350	$9,612,425
		28,287,872
South Africa — 4.3%
Republic of South Africa Government Bonds
6.25%, 03/31/36	ZAR12,258	607,496
6.50%, 02/28/41	ZAR17,554	815,793
7.00%, 02/28/31	ZAR31,712	1,802,341
8.00%, 01/31/30	ZAR51,808	3,091,427
8.25%, 03/31/32	ZAR54,674	3,242,384
8.50%, 01/31/37	ZAR63,028	3,636,294
8.75%, 01/31/44	ZAR53,108	3,006,499
8.75%, 02/28/48	ZAR82,795	4,686,799
8.88%, 02/28/35	ZAR65,608	3,955,230
9.00%, 01/31/40	ZAR54,870	3,218,672
9.88%, 03/31/39	ZAR6,917	433,819
10.00%, 03/31/33	ZAR9,466	608,227
10.88%, 03/31/38	ZAR9,127	614,539
11.63%, 03/31/53	ZAR22,293	1,645,185
		31,364,705
Thailand — 4.7%
Thailand Government Bonds
1.00%, 06/17/27	THB49,492	1,513,987
1.19%, 04/17/29	THB17,984	547,106
1.34%, 03/17/31	THB15,505	468,919
1.59%, 12/17/35	THB34,220	991,485
1.60%, 12/17/29	THB24,373	749,265
1.60%, 06/17/35	THB18,713	545,661
1.66%, 03/17/30	THB42,970	1,323,241
1.84%, 05/17/36	THB15,595	462,210
2.00%, 12/17/31	THB51,304	1,594,559
2.00%, 06/17/42	THB25,560	696,520
2.05%, 04/17/28	THB28,626	889,933
2.13%, 12/17/26	THB22,958	707,580
2.25%, 03/17/27	THB37,654	1,164,764
2.40%, 11/17/27	THB43,095	1,343,748
2.40%, 03/17/29	THB44,465	1,399,664
2.41%, 03/17/35	THB42,239	1,320,329
2.50%, 11/17/29	THB43,583	1,381,460
2.65%, 06/17/28	THB48,100	1,514,971
2.70%, 06/17/40	THB27,000	835,965
2.80%, 06/17/34	THB34,218	1,100,623
2.88%, 12/17/28	THB34,102	1,084,783
2.88%, 06/17/46	THB38,265	1,134,369
2.98%, 06/17/45	THB36,248	1,094,840
3.30%, 06/17/38	THB40,946	1,352,020
3.35%, 06/17/33	THB36,050	1,205,556
3.39%, 06/17/37	THB36,412	1,226,166
3.40%, 06/17/36	THB35,260	1,194,173
3.45%, 06/17/43	THB56,077	1,819,060
3.65%, 06/20/31	THB25,242	849,621
3.78%, 06/25/32	THB48,312	1,649,033
4.88%, 06/22/29	THB32,101	1,086,545
		34,248,156
Turkey — 3.7%
Turkiye Government Bonds
10.50%, 08/11/27	TRY68,487	1,114,040
11.70%, 11/13/30	TRY33,113	370,086
12.40%, 03/08/28	TRY81,881	1,238,592
17.30%, 07/19/28	TRY132,464	2,107,818
17.80%, 07/13/33	TRY88,976	1,204,140
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® J.P. Morgan EM Local Currency Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Turkey (continued)
26.20%, 10/05/33	TRY302,588	$5,605,128
27.70%, 09/27/34	TRY110,398	2,141,522
30.00%, 09/12/29	TRY392,088	7,692,552
31.08%, 11/08/28	TRY250,690	5,083,742
		26,557,620
Uruguay — 3.8%
Uruguay Government International Bonds
8.00%, 10/29/35	UYU289,368	7,344,150
8.25%, 05/21/31	UYU303,857	7,845,686
8.50%, 03/15/28(d)	UYU114,525	2,920,594
9.75%, 07/20/33	UYU351,597	9,728,335
		27,838,765
Total Long-Term Investments — 97.2% (Cost: $703,585,187)		706,053,477
	Shares
Short-Term Securities
Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.61%(e)(f)	660,000	660,000
Total Short-Term Securities — 0.1% (Cost: $660,000)		660,000
Total Investments — 97.3% (Cost: $704,245,187)		706,713,477
Other Assets Less Liabilities — 2.7%		19,784,919
Net Assets — 100.0%		$726,498,396

(a)	U.S. dollar denominated security issued by foreign domiciled entity.
(b)	Zero-coupon bond.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/26	Shares Held at 04/30/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$290,000	$370,000 (a)	$—	$—	$—	$660,000	660,000	$68,284	$—

(a)	Represents net amount purchased (sold).

2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® J.P. Morgan EM Local Currency Bond ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Foreign Government Obligations	$—	$706,053,477	$—	$706,053,477
Short-Term Securities
Money Market Funds	660,000	—	—	660,000
	$660,000	$706,053,477	$—	$706,713,477
See notes to financial statements.
Schedule of Investments

Schedule of Investments (unaudited)
April 30, 2026
iShares® US & Intl High Yield Corp Bond ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes
Australia — 0.4%
APA Infrastructure Ltd., 7.13%, 11/09/83, (5-year EURIBOR ICE Swap + 4.10%)(a)(b)	EUR100	$125,259
Fortescue Treasury Pty Ltd.
4.50%, 09/15/27(c)	USD80	79,503
5.88%, 04/15/30(c)	USD60	61,159
Fortescue Treasury Pty. Ltd.
4.38%, 04/01/31(c)	USD113	108,100
6.13%, 04/15/32(c)	USD100	103,351
Mineral Resources Ltd.
6.00%, 05/01/32(c)	USD25	24,750
6.25%, 05/01/34(c)	USD25	24,673
7.00%, 04/01/31(c)	USD85	88,170
8.50%, 05/01/30(c)(d)	USD95	97,973
9.25%, 10/01/28(c)	USD92	95,519
		808,457
Austria — 0.1%
ams-OSRAM AG, 10.50%, 03/30/29(a)	EUR100	123,596
Benteler International Austria GmbH, 7.25%, 06/15/31(a)	EUR100	123,993
		247,589
Belgium — 0.2%
Azelis Finance NV, 4.75%, 09/25/29(a)	EUR100	118,974
Ontex Group NV, 5.25%, 04/15/30(a)	EUR100	106,236
Telenet Finance Luxembourg Notes SARL, 3.50%, 03/01/28(a)	EUR100	116,029
		341,239
Canada — 3.2%
Air Canada, 4.63%, 08/15/29(c)	CAD488	356,640
Artemis Gold, Inc., 5.63%, 02/15/31(c)	CAD75	55,506
AutoCanada, Inc., 5.75%, 02/07/29(c)	CAD75	54,041
Bausch Health Companies, Inc.
4.88%, 06/01/28(c)	USD225	211,759
5.00%, 02/15/29(c)	USD50	36,356
5.25%, 01/30/30(c)	USD75	48,698
5.25%, 02/15/31(c)	USD50	29,851
6.25%, 02/15/29(c)	USD125	92,200
11.00%, 09/30/28(c)	USD264	274,289
Bell Telephone Co. of Canada or Bell Canada
6.88%, 09/15/55, (5-year CMT + 2.39%)(b)	USD150	154,111
7.00%, 09/15/55, (5-year CMT + 2.36%)(b)	USD150	155,548
Bombardier, Inc.
6.75%, 06/15/33(c)	USD105	109,539
7.00%, 06/01/32(c)(d)	USD115	119,974
7.25%, 07/01/31(c)(d)	USD95	99,846
7.50%, 02/01/29(c)	USD85	88,264
8.75%, 11/15/30(c)	USD100	106,202
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC
4.88%, 02/15/30(c)	USD75	70,076
6.25%, 09/15/27(c)	USD57	56,997
Burger King (Restaurant Brands International, Inc.)/New Red Finance, Inc.
3.50%, 02/15/29(c)	USD95	91,430
3.88%, 01/15/28(c)	USD220	215,813
4.00%, 10/15/30(c)	USD350	332,961
4.38%, 01/15/28(c)	USD95	93,876
5.63%, 09/15/29(c)	USD50	50,478
6.13%, 06/15/29(c)	USD175	178,093
Cineplex, Inc., 7.63%, 03/31/29(c)	CAD150	114,397
Security	Par (000)	Value
Canada (continued)
Garda World Security Corp.
6.00%, 06/01/29(c)(d)	USD50	$48,976
6.50%, 01/15/31(c)	USD75	76,545
7.75%, 02/15/28(c)	USD55	55,913
8.25%, 08/01/32(c)	USD110	112,606
8.38%, 11/15/32(c)	USD100	103,123
goeasy Ltd.
6.88%, 02/15/31(c)(d)	USD50	41,479
7.38%, 10/01/30(c)(d)	USD50	42,379
7.63%, 07/01/29(c)(d)	USD90	80,667
9.25%, 12/01/28(c)	USD75	71,050
Series 144*, 6.88%, Series 144*, 05/15/30(c)(d)	USD55	46,493
Jones Deslauriers Insurance Management, Inc.
6.88%, 10/01/33(c)(d)	USD50	46,773
8.50%, 03/15/30(c)	USD125	128,738
Kronos Acquisition Holdings, Inc.
8.25%, 06/30/31(c)	USD45	27,411
10.75%, 06/30/32(c)	USD60	18,582
Mattamy Group Corp.
4.63%, 03/01/30(c)	USD90	85,911
5.50%, 12/15/32(c)	CAD75	54,593
6.00%, 12/15/33(c)	USD50	47,918
Mattr Corp., 7.25%, 04/02/31(c)	CAD65	48,749
Methanex Corp.
5.13%, 10/15/27	USD110	109,963
5.25%, 12/15/29	USD65	64,800
NOVA Chemicals Corp.
4.25%, 05/15/29(c)	USD82	80,083
5.25%, 06/01/27(c)	USD135	134,783
7.00%, 12/01/31(c)	USD50	52,887
9.00%, 02/15/30(c)	USD85	89,703
Open Text Corp.
3.88%, 02/15/28(c)	USD115	111,147
3.88%, 12/01/29(c)	USD105	94,734
Open Text Holdings, Inc.
4.13%, 02/15/30(c)	USD115	103,665
4.13%, 12/01/31(c)(d)	USD93	79,389
RB Global Holdings, Inc.
6.75%, 03/15/28(c)	USD85	86,191
7.75%, 03/15/31(c)	USD90	93,420
Rogers Communications, Inc.
6.88%, 07/31/56, (5-year CMT + 2.84%)(b)	USD100	101,509
7.00%, 04/15/55, (5-year CMT + 2.65%)(b)(d)	USD125	127,609
7.13%, 04/15/55, (5-year CMT + 2.62%)(b)	USD150	154,947
Sleep Country Canada Holdings, Inc., 6.63%, 11/28/32	CAD150	112,791
South Bow Canadian Infrastructure Holdings Ltd.
7.50%, 03/01/55, (5-year CMT + 3.67%)(b)(d)	USD75	79,176
7.63%, 03/01/55, (5-year CMT + 3.95%)(b)	USD50	52,121
Superior Plus LP, 4.25%, 05/18/28(c)	CAD50	36,288
Tamarack Valley Energy Ltd.
6.88%, 07/25/30(c)	CAD75	57,768
7.25%, 05/10/27(c)	CAD50	37,108
TELUS Corp.
6.63%, 10/15/55, (5-year CMT + 2.77%)(b)	USD100	101,193
7.00%, 10/15/55, (5-year CMT + 2.71%)(b)	USD100	103,465
Series ., 6.38%, Series ., 06/09/56, (5-year CMT + 2.69%)(b)	USD100	99,945
Series ..., 6.63%, Series ..., 06/09/56, (5-year CMT + 2.52%)(b)	USD75	74,501

2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® US & Intl High Yield Corp Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Canada (continued)
Wrangler Holdco Corp., 6.63%, 04/01/32(c)(d)	USD65	$66,997
		6,641,034
China — 0.0%
Swissport Investments SA, 6.75%, 12/15/21(a)(e)(f)	EUR100	1
Colombia — 0.0%
EnfraGen Energia Sur SA/EnfraGen Spain SA/Prime Energia SpA, 5.38%, 12/30/30(c)	USD74	69,019
EnfraGen Energia Sur SAU/EnfraGen Chile SpA/EnfraGen Spain SAU, 8.50%, 06/30/32(c)	USD50	51,795
		120,814
Denmark — 0.4%
Genmab A/S/Genmab Finance LLC
6.25%, 12/15/32(c)	USD175	179,365
7.25%, 12/15/33(c)	USD100	104,356
Orsted A/S
1.50%, (5-year EUR Swap + 1.86%)(a)(b)	EUR100	100,582
1.75%, (5-year EURIBOR ICE Swap + 1.95%)(a)(b)	EUR100	113,122
2.50%, (5-year UK Government Bond + 2.14%)(a)(b)	GBP100	104,720
5.25%, (5-year EUR Swap + 2.62%)(a)(b)	EUR100	119,235
TDC Brands A/S, 8.00%, 04/30/31(a)	EUR100	117,534
		838,914
Finland — 0.2%
Citycon Treasury BV
1.63%, 03/12/28(a)	EUR100	109,547
5.00%, 03/11/30(a)	EUR100	111,601
Finnair OYJ, 4.75%, 05/24/29(a)	EUR100	117,353
Mehilainen Yhtiot Oy, 5.13%, 06/30/32(a)	EUR100	117,501
		456,002
France — 5.2%
Afflelou SAS, 6.00%, 07/25/29(a)	EUR100	120,370
Air France-KLM
3.75%, 09/04/30(a)	EUR100	113,290
3.88%, 01/14/31(a)	EUR100	112,549
8.13%, 05/31/28(a)	EUR100	126,274
Altice France SA
4.75%, 10/15/30(a)	EUR149	169,922
5.38%, 04/15/32(a)	EUR99	113,638
6.50%, 04/15/32(c)	USD234	230,334
6.88%, 10/15/30(c)	USD114	112,322
6.88%, 07/15/32(c)	USD177	174,266
7.25%, 11/01/29(a)	EUR99	116,919
9.50%, 11/01/29(c)	USD158	161,386
Banijay Entertainment SASU, 7.00%, 05/01/29(a)	EUR100	120,534
Betclic Everest Group SAS, 5.13%, 12/10/31(a)	EUR100	117,063
CAB SELAS, 3.38%, 02/01/28(a)	EUR100	115,580
Cerba Healthcare SACA, 3.50%, 05/31/28(a)	EUR100	84,252
Chrome Holdco SASU, 5.00%, 05/31/29(a)	EUR100	13,861
Clariane SE, 6.88%, 04/15/31(a)	EUR100	118,829
CMA CGM SA
4.88%, 01/15/32(a)	EUR150	170,186
5.50%, 07/15/29(a)	EUR100	119,509
Electricite de France SA, 9.13%, (5-year CMT + 5.41%)(b)(c)(g)	USD200	234,062
Elior Group SA, 5.63%, 03/15/30(a)	EUR100	119,539
Emeria SASU, 3.38%, 03/31/28(a)	EUR100	95,367
Eramet SA, 7.00%, 05/22/28(a)	EUR100	116,366
Security	Par (000)	Value
France (continued)
Eutelsat Communications SACA, 5.75%, 03/15/31(a)	EUR200	$240,129
Eutelsat SA, 1.50%, 10/13/28(a)	EUR100	111,443
Flamingo Lux II SCA, 5.00%, 03/31/29(a)	EUR100	30,306
Fnac Darty SA, 6.00%, 04/01/29(a)	EUR100	120,642
Forvia SE
3.75%, 06/15/28(a)	EUR72	83,193
5.13%, 06/15/29(a)	EUR100	119,948
5.38%, 03/15/31(a)	EUR100	118,683
5.50%, 06/15/31(a)	EUR100	119,150
5.63%, 06/15/30(a)	EUR100	120,129
6.75%, 09/15/33(c)	USD50	50,183
Getlink SE, 4.13%, 04/15/30(a)	EUR100	117,368
Goldstory SAS, 6.75%, 02/01/30(a)	EUR100	116,360
Holding d'Infrastructures des Metiers de l'Environnement SAS
4.88%, 10/24/29(a)	EUR100	119,582
Series ., 0.63%, Series ., 09/16/28(a)	EUR100	110,067
Iliad Holding SAS
5.38%, 04/15/30(a)	EUR100	119,303
5.63%, 10/15/28(a)	EUR100	118,210
6.88%, 04/15/31(a)	EUR100	123,017
7.00%, 10/15/28(c)	USD100	100,570
7.00%, 04/15/32(c)	USD100	101,514
8.50%, 04/15/31(c)	USD115	121,770
iliad SA
1.88%, 02/11/28(a)	EUR100	113,808
4.25%, 12/15/29(a)	EUR100	118,159
5.38%, 06/14/27(a)	EUR100	119,089
5.38%, 02/15/29(a)	EUR100	121,176
Series ., 5.38%, Series ., 05/02/31(a)	EUR100	123,511
IPD 3 BV, 5.50%, 06/15/31(a)	EUR100	112,096
Kapla Holding SAS, 5.00%, 04/30/31(a)	EUR100	117,070
Laboratoire Eimer SELAS, 5.00%, 02/01/29(a)	EUR100	111,900
Loxam SAS
4.25%, 02/15/31(a)	EUR100	115,063
6.38%, 05/15/28(a)	EUR100	119,186
6.38%, 05/31/29(a)	EUR113	135,348
Mobilux Finance SAS, 7.00%, 05/15/30(a)	EUR100	120,865
New Immo Holding SA
3.25%, 07/23/27(a)	EUR100	116,594
5.88%, 04/17/28(a)	EUR200	238,476
6.00%, 03/22/29(a)	EUR100	120,254
Nexans SA
4.13%, 05/29/29(a)	EUR100	118,089
4.25%, 03/11/30(a)	EUR100	118,652
Opal Bidco SAS
5.50%, 03/31/32(a)	EUR200	236,682
6.50%, 03/31/32(c)	USD150	152,820
Opmobility, 4.88%, 03/13/29(a)	EUR100	119,692
OVH Groupe SA, 4.75%, 02/05/31(a)	EUR100	116,160
Paprec Holding SA, 4.13%, 07/15/30(a)	EUR200	233,227
Picard Groupe SAS, 6.38%, 07/01/29(a)	EUR100	120,802
RCI Banque SA
4.75%, 03/24/37, (5-year EURIBOR ICE Swap + 2.20%)(a)(b)	EUR100	117,106
5.50%, 10/09/34, (5-year EURIBOR ICE Swap + 2.75%)(a)(b)	EUR100	121,316
Renault SA
2.50%, 04/01/28(a)	EUR100	115,342
3.88%, 09/30/30(a)	EUR100	116,591
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® US & Intl High Yield Corp Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
France (continued)
Rexel SA
2.13%, 12/15/28(a)	EUR100	$112,997
4.00%, 09/15/30(a)	EUR100	117,687
Seche Environnement SACA, 4.50%, 03/25/30(a)	EUR100	117,681
SPIE SA, 3.75%, 05/28/30(a)	EUR100	116,809
Tereos Finance Groupe I SA
4.75%, 04/30/27(a)	EUR100	116,899
5.75%, 04/30/31(a)	EUR100	110,409
Valeo SE
1.00%, 08/03/28(a)	EUR100	110,473
4.50%, 04/11/30(a)	EUR100	117,757
4.63%, 03/23/32(a)	EUR100	116,221
5.38%, 05/28/27(a)	EUR100	118,905
5.88%, 04/12/29(a)	EUR100	123,226
Verallia SA
3.50%, 11/14/29(a)	EUR100	114,664
4.38%, 11/14/33(a)	EUR100	114,140
Viridien, 8.50%, 10/15/30(a)	EUR90	112,816
Worldline SA/France
0.88%, 06/30/27(a)	EUR100	111,161
4.13%, 09/12/28(a)	EUR100	107,877
5.25%, 11/27/29(a)	EUR100	103,587
		10,770,368
Germany — 3.2%
Aareal Bank AG, 5.63%, 12/12/34, (5-year EURIBOR ICE Swap + 3.25%)(a)(b)	EUR100	120,296
alstria SARL, 5.50%, 03/20/31(a)	EUR100	116,651
Bayer AG
3.13%, 11/12/79, (5-year EUR Swap + 3.11%)(a)(b)	EUR100	115,680
5.38%, 03/25/82, (5-year EUR Swap + 4.46%)(a)(b)	EUR100	118,773
5.50%, 09/13/54, (5-year EURIBOR ICE Swap + 3.27%)(a)(b)	EUR100	119,223
6.63%, 09/25/83, (5-year EUR Swap + 3.43%)(a)(b)	EUR100	122,999
7.00%, 09/25/83, (5-year EUR Swap + 3.90%)(a)(b)	EUR100	127,038
Series N5.5, 4.50%, Series N5.5, 03/25/82, (5-year EUR Swap + 3.75%)(a)(b)	EUR100	117,710
Birkenstock Financing SARL, 5.25%, 04/30/29(a)	EUR100	117,483
Ceconomy AG, 6.25%, 07/15/29(a)	EUR100	121,017
Cheplapharm Arzneimittel GmbH
6.75%, 02/15/32(a)	EUR100	117,094
7.13%, 06/15/31(a)	EUR100	118,707
7.50%, 05/15/30(a)	EUR100	119,612
CT Investment GmbH, 6.38%, 04/15/30(a)	EUR100	119,410
Deutsche Lufthansa AG, 5.25%, 01/15/55, (5-year EURIBOR ICE Swap + 2.86%)(a)(b)	EUR100	114,705
Dynamo Newco II GmbH, 6.25%, 10/15/31(a)	EUR100	103,610
Fressnapf Holding SE, 5.25%, 10/31/31(a)	EUR100	116,210
Gruenenthal GmbH
4.63%, 11/15/31(a)	EUR100	116,891
6.75%, 05/15/30(a)	EUR100	121,154
IHO Verwaltungs GmbH
6.38%, 05/15/29, (6.38% Cash or 7.13% PIK)(c)(h)	USD50	50,175
6.75%, 11/15/29, (6.75% cash and 7.50% PIK)(a)(h)	EUR200	244,943
7.00%, 11/15/31, (7.00% Cash and 7.75% PIK)(a)(h)	EUR100	123,789
Security	Par (000)	Value
Germany (continued)
7.75%, 11/15/30, (7.75% Cash or 8.50% PIK)(c)(h)	USD100	$102,794
8.00%, 11/15/32, (8.00% Cash or 8.75% PIK)(c)(h)	USD25	25,914
Lanxess AG, 1.75%, 03/22/28(a)	EUR100	113,065
Mahle GmbH, 6.50%, 05/02/31(a)	EUR100	121,376
Mercer International, Inc.
5.13%, 02/01/29(d)	USD110	46,071
12.88%, 10/01/28(c)(d)	USD45	22,569
METRO AG, 5.25%, 03/05/30(a)	EUR100	121,175
Motel One GmbH/Muenchen, 7.75%, 04/02/31(a)	EUR80	98,860
Nidda Healthcare Holding GmbH, 5.63%, 02/21/30(a)	EUR100	117,758
Phoenix PIB Dutch Finance BV, 4.88%, 07/10/29(a)	EUR100	120,846
Progroup AG, 5.38%, 04/15/31(a)	EUR100	117,609
Schaeffler AG
3.38%, 10/12/28(a)	EUR100	115,057
4.50%, 03/28/30(a)	EUR100	117,442
4.50%, 05/12/32(a)	EUR100	115,350
4.75%, 08/14/29(a)	EUR100	118,761
5.38%, 04/01/31(a)	EUR100	120,963
Techem Verwaltungsgesellschaft 675 mbH, 5.38%, 07/15/29(a)	EUR100	119,645
Tele Columbus AG, 10.00%, 01/01/29, (10.00% PIK)(a)(h)	EUR116	80,623
TK Elevator U.S. Newco, Inc., 5.25%, 07/15/27(c)	USD175	175,189
TUI AG, 5.88%, 03/15/29(a)	EUR100	118,018
TUI Cruises GmbH, 6.25%, 04/15/29(a)	EUR100	119,642
WEPA Hygieneprodukte GmbH, 5.63%, 01/15/31(a)	EUR100	119,269
ZF Europe Finance BV
2.50%, 10/23/27(a)	EUR100	114,915
3.00%, 10/23/29(a)	EUR100	109,537
4.75%, 01/31/29(a)	EUR100	116,113
5.50%, 02/17/32(a)	EUR200	226,525
6.13%, 03/13/29(a)	EUR100	120,095
7.00%, 06/12/30(a)	EUR100	122,422
ZF Finance GmbH, 3.75%, 09/21/28(a)	EUR100	115,437
ZF North America Capital, Inc.
6.75%, 04/23/30(c)	USD175	172,786
6.88%, 04/14/28(c)	USD75	76,648
7.13%, 04/14/30(c)	USD100	100,259
7.50%, 03/24/31(c)	USD225	225,299
		6,491,202
Greece — 0.6%
Alpha Bank SA, 4.31%, 07/23/36, (5-year EURIBOR ICE Swap + 1.93%)(a)(b)	EUR100	116,437
Eurobank SA
4.25%, 04/30/35, (5-year EURIBOR ICE Swap + 2.00%)(a)(b)	EUR100	116,643
10.00%, 12/06/32, (5-year EUR Swap + 7.59%)(a)(b)	EUR100	127,857
Intralot Capital Luxembourg SA, 6.75%, 10/15/31(a)	EUR100	114,089
Metlen Energy & Metals SA
4.00%, 10/17/29(a)	EUR100	113,706
Series ., 3.88%, Series ., 05/26/31(a)	EUR100	109,665
Piraeus Bank SA, 5.38%, 09/18/35, (5-year EURIBOR ICE Swap + 3.15%)(a)(b)	EUR100	121,738

2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® US & Intl High Yield Corp Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Greece (continued)
Piraeus Financial Holdings SA, 7.25%, 04/17/34, (5-year EUR Swap + 4.77%)(a)(b)	EUR100	$126,353
Public Power Corp. SA
4.25%, 10/31/30(a)	EUR100	117,337
4.63%, 10/31/31(a)	EUR100	117,799
		1,181,624
Hong Kong — 0.2%
Melco Resorts Finance Ltd.
5.38%, 12/04/29(c)	USD135	131,891
5.75%, 07/21/28(c)	USD125	124,241
6.50%, 09/24/33(c)	USD50	49,469
7.63%, 04/17/32(c)	USD100	103,067
		408,668
Ireland — 0.3%
eircom Finance DAC, 5.00%, 04/30/31(a)	EUR100	117,803
Energia Group Roi Financeco DAC, 6.88%, 07/31/28(a)	EUR100	119,206
GGAM Finance Ltd.
5.88%, 03/15/30(c)	USD50	50,364
6.88%, 04/15/29(c)	USD70	71,651
8.00%, 06/15/28(c)	USD70	72,898
Virgin Media O2 Vendor Financing Notes VI DAC, 8.50%, 03/15/33(c)	USD50	44,985
Virgin Media O2 Vendor Financing Notes VIII DAC, 8.88%, 07/15/33(a)	GBP100	121,087
		597,994
Israel — 0.9%
Energian Israel Finance Ltd.
5.38%, 03/30/28(a)(c)	USD56	55,212
5.88%, 03/30/31(a)(c)	USD95	91,029
8.50%, 09/30/33(a)(c)	USD90	95,476
Leviathan Bond Ltd.
6.50%, 06/30/27(a)(c)	USD80	80,325
6.75%, 06/30/30(a)(c)	USD60	61,807
Teva Pharmaceutical Finance Netherlands II BV
1.63%, 10/15/28(a)	EUR100	111,403
3.75%, 05/09/27	EUR100	117,246
4.13%, 06/01/31	EUR125	146,139
4.38%, 05/09/30	EUR150	177,451
7.38%, 09/15/29	EUR100	129,108
7.88%, 09/15/31	EUR100	137,275
Teva Pharmaceutical Finance Netherlands III BV
5.13%, 05/09/29	USD125	125,362
6.00%, 12/01/32	USD100	104,127
6.75%, 03/01/28	USD150	153,861
8.13%, 09/15/31	USD75	84,612
Teva Pharmaceutical Finance Netherlands IV BV, 5.75%, 12/01/30	USD100	102,582
		1,773,015
Italy — 3.0%
Agrifarma SpA, 4.50%, 10/31/28(a)	EUR100	116,869
Almaviva-The Italian Innovation Co. SpA, 5.00%, 10/30/30(a)	EUR100	112,582
Banca IFIS SpA
3.63%, 11/15/29(a)	EUR100	116,028
6.13%, 01/19/27(a)	EUR100	119,476
Banca Monte dei Paschi di Siena SpA, 10.50%, 07/23/29(a)	EUR100	139,665
Banco BPM SpA, 4.50%, 11/26/36, (5-year EURIBOR ICE Swap + 2.25%)(a)(b)	EUR200	237,636
Security	Par (000)	Value
Italy (continued)
BFF Bank SpA, 4.88%, 03/30/28, (1-year EURIBOR ICE Swap + 2.62%)(a)(b)	EUR100	$113,920
Cerved Group SpA, 6.00%, 02/15/29(a)	EUR100	96,887
Cesar Spa, 6.50%, 09/30/31(a)	EUR100	118,299
Dolcetto Holdco SpA, 5.63%, 07/14/32(a)	EUR100	116,989
doValue SpA, 7.00%, 02/28/30(a)	EUR100	123,286
Engineering - Ingegneria Informatica - SpA, 8.63%, 02/15/30(a)	EUR100	113,753
Eolo SpA, 4.88%, 10/21/28(a)	EUR100	101,392
Fedrigoni SpA, 6.13%, 06/15/31(a)	EUR100	112,774
Fibercop SpA
1.63%, 01/18/29	EUR100	110,107
4.75%, 06/30/30(a)	EUR125	147,606
5.13%, 06/30/32(a)	EUR100	117,806
5.38%, 04/15/31(a)	EUR100	118,701
6.88%, 02/15/28(a)	EUR100	122,685
7.75%, 01/24/33	EUR100	133,417
7.88%, 07/31/28(a)	EUR100	126,226
Series 2036, 7.20%, Series 2036, 07/18/36(c)	USD225	225,281
Gruppo San Donato SpA, 6.50%, 10/31/31(a)	EUR100	116,834
Guala Closures SpA, 3.25%, 06/15/28(a)	EUR100	112,780
IMA Industria Macchine Automatiche SpA, 3.75%, 01/15/28(a)	EUR100	116,177
Infrastrutture Wireless Italiane SpA
1.75%, 04/19/31(a)	EUR100	104,594
3.63%, 10/13/32(a)	EUR100	110,452
3.75%, 04/01/30(a)	EUR100	114,404
Itelyum Regeneration SpA, 5.75%, 04/15/30(a)	EUR100	117,889
Lottomatica Group Spa, 5.38%, 06/01/30(a)	EUR100	119,784
Lottomatica Group SpA, 4.88%, 01/31/31(a)	EUR100	118,559
Mediobanca Banca di Credito Finanziario SpA, 3.88%, 07/04/30, (3-mo. EURIBOR + 1.30%)(a)(b)	EUR150	177,100
Multiversity SpA, 7.13%, 05/17/31(a)	EUR100	121,592
Mundys SpA
1.88%, 07/13/27(a)	EUR100	114,933
1.88%, 02/12/28(a)	EUR100	113,554
4.50%, 01/24/30(a)	EUR100	118,879
4.75%, 01/24/29(a)	EUR100	119,373
Neopharmed Gentili SpA, 7.13%, 04/08/30(a)	EUR100	120,515
Rekeep SpA, 9.00%, 09/15/29(a)	EUR100	89,082
Rossini SARL, 6.75%, 12/31/29(a)	EUR100	121,394
Saipem Finance International BV, 3.13%, 03/31/28(a)	EUR100	116,566
TeamSystem SpA, 5.00%, 07/01/31(a)	EUR100	110,095
Telecom Italia SpA
3.63%, 09/30/30(a)	EUR100	116,326
7.88%, 07/31/28(a)	EUR100	126,943
Telecom Italia SpA/Milano
1.63%, 01/18/29(a)	EUR100	111,333
2.38%, 10/12/27(a)	EUR100	116,794
Webuild SpA
3.63%, 01/28/27(a)	EUR100	117,364
7.00%, 09/27/28(a)	EUR100	124,037
Series ., 4.13%, Series ., 07/03/31(a)	EUR100	115,915
X3G Mergeco SpA, 7.00%, 05/15/30(a)	EUR100	107,941
		6,132,594
Japan — 1.5%
Kioxia Holdings Corp.
6.25%, 07/24/30(c)	USD125	128,638
6.63%, 07/24/33(c)	USD125	130,600
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® US & Intl High Yield Corp Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Japan (continued)
Nissan Motor Co. Ltd.
3.20%, 09/17/28(a)	EUR100	$114,403
4.35%, 09/17/27(c)	USD250	246,633
4.81%, 09/17/30(c)	USD325	303,862
5.25%, 07/17/29(a)	EUR100	118,428
6.38%, 07/17/33(a)	EUR100	120,069
7.50%, 07/17/30(c)	USD200	206,587
7.75%, 07/17/32(c)	USD200	208,517
8.13%, 07/17/35(c)	USD50	52,744
Rakuten Group, Inc.
6.25%, (5-year CMT + 4.96%)(b)(c)(g)	USD110	103,721
8.13%, (5-year CMT + 4.25%)(b)(c)(g)	USD50	51,017
9.75%, 04/15/29(c)	USD250	273,799
SoftBank Group Corp.
2.88%, 01/06/27(a)	EUR100	115,996
3.88%, 07/06/32(a)	EUR100	103,477
4.00%, 09/19/29(a)	EUR125	141,282
5.25%, 10/10/29(a)	EUR100	115,678
5.38%, 01/08/29(a)	EUR100	117,589
5.75%, 07/08/32(a)	EUR100	112,475
6.50%, 10/29/62, (5-year EURIBOR ICE Swap + 4.46%)(a)(b)	EUR100	101,627
7.38%, 04/22/34(a)	EUR100	118,438
Series ., 5.88%, Series ., 07/10/31(a)	EUR100	114,941
		3,100,521
Jersey — 0.2%
Aston Martin Capital Holdings Ltd.
10.00%, 03/31/29(c)	USD150	119,268
10.38%, 03/31/29(a)	GBP100	107,989
Deepocean Ltd., 6.00%, 04/08/31(a)	EUR100	119,674
		346,931
Luxembourg — 2.0%
Aegis Lux 1a SARL, 5.63%, 10/29/31, (5.63% PIK)(a)(h)	EUR100	117,395
Albion Financing 1 SARL/Aggreko Holdings, Inc.
5.38%, 05/21/30(a)	EUR100	119,266
7.00%, 05/21/30(c)	USD175	180,714
Altice Financing SA
3.00%, 01/15/28(a)	EUR100	86,676
4.25%, 08/15/29(a)	EUR100	86,729
5.00%, 01/15/28(c)	USD135	99,805
5.75%, 08/15/29(c)	USD250	183,510
Altice Finco SA, 4.75%, 01/15/28(a)	EUR100	29,951
Altice France Lux 3/Altice Holdings 1, 10.00%, 01/15/33(c)	USD95	93,756
ARD Finance SA, 5.00%, 06/30/27, (5.00% Cash and 5.75% PIK)(a)(h)	EUR0	—
Cidron Aida Finco SARL, 7.00%, 10/27/31(a)	EUR100	110,099
Currenta Group Holdings SARL, 5.50%, 05/15/30(a)	EUR100	117,686
Ephios Subco 3 SARL, 7.88%, 01/31/31(a)	EUR100	123,381
Essendi SA
5.38%, 05/15/30(a)	EUR100	117,110
5.50%, 11/15/31(a)	EUR100	117,136
6.38%, 10/15/29(a)	EUR100	120,330
Herens Midco SARL, 5.25%, 05/15/29(a)	EUR100	47,208
Ineos Finance PLC
5.63%, 08/15/30(a)	EUR100	109,287
6.38%, 04/15/29(a)	EUR100	114,657
Security	Par (000)	Value
Luxembourg (continued)
INEOS Finance PLC
6.75%, 05/15/28(c)	USD50	$50,327
7.25%, 03/31/31(a)	EUR100	113,112
7.50%, 04/15/29(c)	USD125	123,561
ION Platform Finance SARL
6.88%, 09/30/32(a)	EUR100	92,079
7.88%, 05/01/29(a)	EUR100	107,579
Kleopatra Finco SARL, 6.00%, 01/30/31, (2.00% Cash + 5.00% PIK)(h)	EUR6	5,625
LHMC Finco 2 SARL, 9.38%, 05/15/30, (8.63% Cash and 9.38% PIK)(a)(h)	EUR105	128,940
Luna 1.5 SARL, 10.50%, 07/01/32, (10.50% PIK)(a)(h)	EUR100	124,475
Luna 2.5 SARL, 5.50%, 07/01/32(a)	EUR100	117,463
Maxam Prill SARL, 6.00%, 07/15/30(a)	EUR100	118,296
NJJ Continental SA, 4.50%, 01/30/30(a)	EUR100	118,007
PLT VII Finance SARL, 6.00%, 06/15/31(a)	EUR100	119,792
SES SA
2.00%, 07/02/28(a)	EUR100	112,692
4.13%, 06/24/30(a)	EUR125	145,299
5.50%, 09/12/54, (5-year EURIBOR ICE Swap + 3.23%)(a)(b)	EUR125	145,485
6.00%, 09/12/54, (5-year EURIBOR ICE Swap + 3.59%)(a)(b)	EUR100	114,944
Summer BC Holdco B SARL, 5.88%, 02/15/30(a)	EUR100	101,714
Vivion Investments SARL
5.63%, 06/08/30(a)	EUR100	111,713
6.50%, 02/28/29, (6.50% PIK)(a)(h)	EUR102	119,308
8.25%, 08/31/28, (6.50% Cash and 1.40% PIK)(a)(h)	EUR14	16,706
		4,061,813
Macau — 0.3%
Studio City Finance Ltd.
5.00%, 01/15/29(c)	USD145	137,833
6.50%, 01/15/28(c)	USD60	59,873
Wynn Macau Ltd.
5.13%, 12/15/29(c)	USD125	122,170
5.50%, 10/01/27(c)	USD75	74,739
5.63%, 08/26/28(c)	USD125	124,219
6.75%, 02/15/34(c)	USD125	125,207
		644,041
Netherlands — 1.3%
Boels Topholding BV, 5.75%, 05/15/30(a)	EUR100	118,975
Flora Food Management BV, 6.88%, 07/02/29(a)	EUR100	112,864
House of HR Group BV, 9.00%, 11/03/29(a)	EUR100	101,297
Odido Holding BV, 3.75%, 01/15/29(a)	EUR100	116,491
Q-Park Holding I BV
2.00%, 03/01/27(a)	EUR150	174,555
5.13%, 02/15/30(a)	EUR100	118,723
Sigma Holdco BV, Series ., 8.63%, Series ., 04/15/31	EUR100	96,153
Sunrise FinCo I BV
4.63%, 05/15/32(a)	EUR100	116,048
4.88%, 07/15/31(c)	USD150	144,124
Trivium Packaging Finance BV
6.63%, 07/15/30(a)	EUR100	120,212
8.25%, 07/15/30(c)	USD67	70,023
12.25%, 01/15/31(c)	USD75	81,644
UPCB Finance VII Ltd., 3.63%, 06/15/29(a)	EUR85	97,647
Versuni Group BV, 3.13%, 06/15/28(a)	EUR100	114,720

2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® US & Intl High Yield Corp Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Netherlands (continued)
VZ Secured Financing BV
3.50%, 01/15/32(a)	EUR100	$107,641
5.00%, 01/15/32(c)	USD175	153,624
5.25%, 01/15/33(a)	EUR100	111,469
7.50%, 01/15/33(c)	USD125	121,070
Ziggo Bond Co. BV
3.38%, 02/28/30(a)	EUR100	101,987
5.13%, 02/28/30(c)	USD75	65,745
6.13%, 11/15/32(a)	EUR125	130,438
Ziggo BV
2.88%, 01/15/30(a)	EUR100	110,473
4.88%, 01/15/30(c)	USD110	103,642
		2,589,565
Norway — 0.1%
Var Energi ASA
4.95%, 04/29/86, (5-year EURIBOR ICE Swap + 2.31%)(a)(b)	EUR100	116,485
7.86%, 11/15/83, (5-year EURIBOR ICE Swap + 4.77%)(a)(b)	EUR100	126,987
		243,472
Portugal — 0.4%
EDP SA
1.88%, 03/14/82, (5-year EUR Swap + 2.08%)(a)(b)	EUR100	108,970
4.38%, 12/02/55, (5-year EURIBOR ICE Swap + 1.92%)(a)(b)	EUR100	114,019
4.50%, 05/27/55, (5-year EURIBOR ICE Swap + 2.24%)(a)(b)	EUR100	116,333
4.63%, 09/16/54, (5-year EURIBOR ICE Swap + 2.40%)(a)(b)	EUR100	117,367
4.75%, 05/29/54, (5-year EURIBOR ICE Swap + 2.05%)(a)(b)	EUR100	118,538
5.94%, 04/23/83, (5-year EUR Swap + 3.18%)(a)(b)	EUR100	121,277
Transportes Aereos Portugueses SA, 5.13%, 11/15/29(a)	EUR100	116,712
		813,216
Puerto Rico — 0.1%
LCPR Senior Secured Financing DAC
5.13%, 07/15/29(c)	USD75	48,000
6.75%, 10/15/27(c)	USD165	111,914
		159,914
Slovenia — 0.2%
United Group BV
3.63%, 02/15/28(a)	EUR100	116,692
5.25%, 02/01/30(a)	EUR100	116,314
6.25%, 01/31/32(a)	EUR100	117,395
6.50%, 10/31/31(a)	EUR100	119,325
		469,726
Spain — 0.6%
ACS Actividades de Construccion y Servicios SA, 3.75%, 06/11/30(a)	EUR100	116,584
Arena Luxembourg Finance SARL, 1.88%, 02/01/28(a)	EUR100	113,592
Banco de Credito Social Cooperativo SA, 4.25%, 10/13/37, (1-year EURIBOR ICE Swap + 1.75%)(a)(b)	EUR100	115,078
Celsa Opco SA, 8.25%, 12/15/30(a)	EUR100	120,263
Cirsa Finance International SARL, 4.88%, 10/15/31(a)	EUR100	116,502
Security	Par (000)	Value
Spain (continued)
eDreams ODIGEO SA, 4.88%, 12/30/30(a)	EUR100	$101,840
Eroski S Coop, 5.75%, 05/15/31(a)	EUR100	120,925
Gestamp Automocion SA, 4.38%, 10/15/30(a)	EUR100	116,291
Grifols SA, 3.88%, 10/15/28(a)	EUR125	143,895
Grupo Antolin Irausa SA, 3.50%, 04/30/28(a)	EUR100	72,023
Kaixo Bondco Telecom SA, 5.13%, 09/30/29(a)	EUR100	117,695
		1,254,688
Sweden — 0.6%
Asmodee Group AB, 5.75%, 12/15/29(a)	EUR53	64,878
Assemblin Caverion Group AB, 6.25%, 07/01/30(a)	EUR100	120,483
Dometic Group AB, 2.00%, 09/29/28(a)	EUR100	111,097
Heimstaden AB, 8.38%, 01/29/30(a)	EUR100	122,225
Stena International SA
7.25%, 01/15/31(c)	USD100	101,684
7.63%, 02/15/31(c)	USD75	76,875
Verisure Holding AB, 5.50%, 05/15/30(a)	EUR100	119,978
Verisure Midholding AB, 5.25%, 02/15/29(a)	EUR100	117,178
Volvo Car AB
2.50%, 10/07/27(a)	EUR100	114,968
4.20%, 06/10/29(a)	EUR100	116,745
4.75%, 05/08/30(a)	EUR100	119,197
		1,185,308
Switzerland — 0.4%
Allwyn Entertainment Financing U.K. PLC
4.63%, 08/15/31(a)	EUR100	115,237
7.25%, 04/30/30(a)	EUR90	109,413
Dufry One BV
3.38%, 04/15/28(a)	EUR100	115,665
4.75%, 04/18/31(a)	EUR100	118,109
VistaJet Malta Finance PLC/Vista Management Holding, Inc.
6.38%, 02/01/30(c)(d)	USD170	158,649
7.88%, 05/01/27(c)(d)	USD70	69,997
8.75%, 01/15/32(c)	USD75	72,590
9.50%, 06/01/28(c)(d)	USD50	50,552
		810,212
United Kingdom — 5.7%
888 Acquisitions Ltd., 8.00%, 09/30/31(a)	EUR100	112,998
Alexandrite Monnet U.K. Holdco PLC, 10.50%, 05/15/29(a)	EUR100	123,421
Amber Finco PLC, 6.63%, 07/15/29(a)	EUR100	121,053
Ardonagh Finco Ltd.
6.88%, 02/15/31(a)	EUR100	117,315
7.75%, 02/15/31(c)	USD150	152,954
Ardonagh Group Finance Ltd., 8.88%, 02/15/32(c)	USD225	223,256
Arqiva Broadcast Finance PLC, 8.63%, 07/01/30(a)	GBP100	116,485
B&M European Value Retail SA, 8.13%, 11/15/30(a)	GBP100	140,343
BCP V Modular Services Finance II PLC, 4.75%, 11/30/28(a)	EUR150	165,945
BCP V Modular Services Finance PLC, 6.75%, 11/30/29(a)	EUR100	81,598
Bellis Acquisition Co. PLC
8.00%, 07/01/31(a)	EUR100	112,099
8.13%, 05/14/30(a)	GBP225	282,530
Belron U.K. Finance PLC
4.63%, 10/15/29(a)	EUR100	118,865
5.75%, 10/15/29(c)	USD125	126,171
Biffa Group Holdings Ltd., 5.25%, 06/15/31(a)	EUR100	115,853
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® US & Intl High Yield Corp Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
United Kingdom (continued)
Boots Group Finco LP, 5.38%, 08/31/32(a)	EUR100	$118,590
Boparan Finance PLC, 9.38%, 11/07/29(a)	GBP90	128,699
Brightstar Lottery PLC/Brightstar Global Solutions Corp., 5.75%, 01/15/33(c)	USD75	73,473
British Telecommunications PLC
4.88%, 11/23/81, (5-year CMT + 3.49%)(b)(c)	USD45	43,374
5.13%, 10/03/54, (5-year EURIBOR ICE Swap + 2.54%)(a)(b)	EUR100	119,988
8.38%, 12/20/83, (5-year UK Government Bond + 3.82%)(a)(b)	GBP100	143,074
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC
5.63%, 02/15/32(a)	EUR100	116,930
6.38%, 02/15/32(c)	USD100	99,512
CD&R Firefly Bidco PLC, 8.63%, 04/30/29(a)	GBP100	139,945
Connect Finco SARL/Connect U.S. Finco LLC, 9.00%, 09/15/29(c)	USD250	263,649
ContourGlobal Power Holdings SA
4.38%, 07/31/31(a)	EUR125	141,916
5.00%, 02/28/30(a)	EUR100	117,632
Deuce Finco PLC, 7.00%, 11/20/31(a)	GBP100	135,243
Edge Finco PLC, 8.13%, 08/15/31(a)	GBP100	139,328
EG Global Finance PLC
11.00%, 11/30/28(a)	EUR100	123,690
12.00%, 11/30/28(c)	USD175	186,695
Entain PLC, 4.88%, 11/30/31(a)	EUR125	146,335
Froneri Lux FinCo SARL, 4.75%, 08/01/32(a)	EUR100	113,844
Gatwick Airport Finance PLC, 6.00%, 11/21/30(a)	GBP100	133,477
Global Auto Holdings Ltd./AAG FH U.K. Ltd.
8.38%, 01/15/29(c)	USD125	119,024
8.75%, 01/15/32(c)	USD100	90,730
Heathrow Finance PLC, 3.88%, 03/01/27(a)(i)	GBP100	133,520
Howden U.K. Refinance PLC/Howden U.K. Refinance 2 PLC/Howden U.S. Refinance LLC
7.25%, 02/15/31(c)	USD105	105,318
8.13%, 02/15/32(c)	USD65	62,024
Iceland Bondco PLC, 10.88%, 12/15/27(a)	GBP96	135,553
Ineos Quattro Finance 2 PLC
6.75%, 04/15/30(a)	EUR100	106,955
8.50%, 03/15/29(a)	EUR100	113,850
Ithaca Energy North Sea PLC, 5.50%, 10/01/31(a)	EUR100	118,470
Jaguar Land Rover Automotive PLC
4.50%, 10/01/27(c)	USD50	49,257
5.88%, 01/15/28(c)	USD105	104,796
6.88%, 11/15/26(a)	EUR100	118,150
Jerrold Finco PLC, 7.88%, 04/15/30(a)	GBP100	137,420
Kane Bidco Ltd., 7.75%, 07/15/31(a)	GBP100	136,041
Market Bidco Finco PLC
6.75%, 01/31/31(a)	EUR100	112,706
8.75%, 01/31/31(a)	GBP100	128,923
Merlin Entertainments Group U.S. Holdings, Inc., 7.38%, 02/15/31(c)	USD50	41,154
Metro Bank Holdings PLC, 12.00%, 04/30/29, (1-year UK Government Bond + 7.81%)(a)(b)	GBP100	151,701
Miller Homes Group Finco PLC, 7.00%, 05/15/29(a)	GBP100	129,554
Mobico Group PLC, 4.88%, 09/26/31(a)	EUR100	88,429
Motion Bondco DAC, 6.63%, 11/15/27(c)	USD50	48,011
Motion Finco SARL
7.38%, 06/15/30(a)	EUR100	103,021
8.38%, 02/15/32(c)	USD50	41,037
Security	Par (000)	Value
United Kingdom (continued)
NGG Finance PLC, 2.13%, 09/05/82, (5-year EUR Swap + 2.53%)(a)(b)	EUR100	$115,048
Nomad Foods Bondco PLC, 2.50%, 06/24/28(a)	EUR100	113,819
Ocado Group PLC, Series ., 11.00%, Series ., 06/15/30(a)	GBP100	139,055
OEG Finance PLC, 7.25%, 09/27/29(a)	EUR100	122,047
Pinnacle Bidco PLC, 10.00%, 10/11/28(a)	GBP100	141,718
Project Grand U.K. PLC, 9.00%, 06/01/29(a)	EUR100	119,582
Punch Finance PLC, 7.88%, 12/30/30(a)	GBP100	137,739
RAY Financing LLC, 6.50%, 07/15/31(a)	EUR100	118,217
Synthomer PLC, 7.38%, 05/02/29(a)	EUR100	85,242
Thames Water Utilities Finance PLC
1.25%, 01/31/34(a)	EUR100	77,795
2.63%, 01/24/34(a)	GBP100	91,221
2.88%, 05/03/29(a)	GBP100	8,084
4.00%, 04/18/29(a)	EUR100	79,069
4.38%, 01/18/33(a)	EUR100	79,682
TVL Finance PLC, 10.25%, 04/28/28(a)	GBP100	130,487
Victoria PLC, 9.88%, 08/26/29, (9.87% PIK)(a)(h)	EUR107	75,279
Virgin Media Finance PLC
3.75%, 07/15/30(a)	EUR100	104,006
5.00%, 07/15/30(c)	USD125	104,875
Virgin Media Secured Finance PLC
4.13%, 08/15/30(a)	GBP100	121,103
4.25%, 01/15/30(a)	GBP150	184,503
4.50%, 08/15/30(c)	USD115	102,085
5.50%, 05/15/29(c)	USD150	144,551
Vmed O2 U.K. Financing I PLC
3.25%, 01/31/31(a)	EUR150	159,991
4.00%, 01/31/29(a)	GBP100	128,324
4.25%, 01/31/31(c)	USD175	150,953
4.75%, 07/15/31(c)	USD160	138,612
5.63%, 04/15/32(a)	EUR200	222,127
6.75%, 01/15/33(c)	USD100	91,467
7.75%, 04/15/32(c)	USD100	97,300
Vodafone Group PLC
3.00%, 08/27/80, (5-year EUR Swap + 3.48%)(a)(b)	EUR100	110,978
4.13%, 06/04/81, (5-year CMT + 2.77%)(b)	USD120	111,517
4.20%, 10/03/78, (5-year EUR Swap + 3.43%)(a)(b)	EUR100	117,648
4.63%, 09/12/55, (5-year EURIBOR ICE Swap + 2.14%)(a)(b)	EUR100	113,020
6.50%, 08/30/84, (5-year EUR Swap + 3.49%)(a)(b)	EUR150	186,943
7.00%, 04/04/79, (5-year USD Swap + 4.87%)(b)	USD240	249,686
8.00%, 08/30/86, (5-year UK Government Bond + 3.84%)(a)(b)	GBP100	143,770
Wolseley Group Finco PLC, 9.75%, 01/31/31(a)	GBP100	125,316
Zegona Finance PLC, 6.75%, 07/15/29(a)	EUR213	258,469
		11,773,252
United States — 64.1%
1261229 B.C. Ltd., 10.00%, 04/15/32(c)	USD575	593,759
Acadia Healthcare Co., Inc.
5.00%, 04/15/29(c)(d)	USD83	81,230
5.50%, 07/01/28(c)	USD58	57,610
7.38%, 03/15/33(c)(d)	USD90	92,036
Accendra Health, Inc.
4.50%, 03/31/29(c)(d)	USD60	40,125
6.63%, 04/01/30(c)(d)	USD75	40,458

2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® US & Intl High Yield Corp Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
United States (continued)
Acrisure LLC/Acrisure Finance, Inc.
4.25%, 02/15/29(c)	USD70	$66,750
6.00%, 08/01/29(c)	USD60	56,975
6.75%, 07/01/32(c)	USD50	49,261
7.50%, 11/06/30(c)	USD160	162,452
8.25%, 02/01/29(c)	USD125	125,348
8.50%, 06/15/29(c)	USD85	85,160
AdaptHealth LLC
4.63%, 08/01/29(c)	USD60	58,051
5.13%, 03/01/30(c)	USD60	58,334
Adient Global Holdings Ltd.
7.00%, 04/15/28(c)	USD50	50,864
7.50%, 02/15/33(c)(d)	USD95	96,979
8.25%, 04/15/31(c)	USD55	57,205
ADT Security Corp.(The)
4.13%, 08/01/29(c)	USD135	129,820
5.88%, 10/15/33(c)(d)	USD110	108,373
Advance Auto Parts, Inc.
3.90%, 04/15/30	USD50	46,812
7.00%, 08/01/30(c)(d)	USD115	118,465
7.38%, 08/01/33(c)	USD145	149,563
Advanced Drainage Systems, Inc., 5.38%, 03/01/34(c)	USD65	64,173
AECOM, 6.00%, 08/01/33(c)	USD140	141,235
AES Corp.(The)
6.95%, 07/15/55, (5-year CMT + 2.89%)(b)	USD75	73,192
7.60%, 01/15/55, (5-year CMT + 3.20%)(b)	USD140	142,496
Aethon United BR LP/Aethon United Finance Corp., 7.50%, 10/01/29(c)	USD135	140,943
Albertsons Companies, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
3.50%, 03/15/29(c)	USD185	176,452
4.88%, 02/15/30(c)	USD135	132,093
5.50%, 03/31/31(c)	USD105	104,330
5.63%, 03/31/32(c)	USD155	153,016
5.75%, 03/31/34(c)	USD155	150,931
6.25%, 03/15/33(c)	USD75	75,614
6.50%, 02/15/28(c)	USD110	111,283
Alcoa Nederland Holding BV
4.13%, 03/31/29(c)	USD50	48,581
7.13%, 03/15/31(c)	USD100	103,959
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
4.25%, 10/15/27(c)	USD100	98,402
5.88%, 11/01/29(c)	USD55	53,889
6.50%, 10/01/31(c)	USD125	126,092
6.75%, 10/15/27(c)	USD155	155,008
6.75%, 04/15/28(c)	USD160	161,625
7.00%, 01/15/31(c)	USD205	208,732
7.38%, 10/01/32(c)	USD90	88,432
Allied Universal Holdco LLC, 7.88%, 02/15/31(c)	USD290	303,919
Allied Universal Holdco LLC/Allied Universal Finance Corp.
6.00%, 06/01/29(c)(d)	USD125	123,981
6.88%, 06/15/30(c)	USD115	118,404
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL
3.63%, 06/01/28(a)	EUR100	115,321
4.63%, 06/01/28(c)	USD250	246,149
Allison Transmission, Inc.
3.75%, 01/30/31(c)	USD95	89,258
Security	Par (000)	Value
United States (continued)
4.75%, 10/01/27(c)	USD55	$54,831
5.88%, 06/01/29(c)(d)	USD65	65,593
5.88%, 12/01/33(c)	USD70	70,641
Ally Financial, Inc.
6.65%, 01/17/40, (5-year CMT + 2.45%)(b)	USD60	59,160
6.70%, 02/14/33(d)	USD50	51,554
Alpha Generation LLC
6.25%, 01/15/34(c)	USD115	114,008
6.75%, 10/15/32(c)	USD120	122,828
Alumina Pty. Ltd.
6.13%, 03/15/30(c)	USD100	102,250
6.38%, 09/15/32(c)	USD50	51,368
AMC Global Media, Inc., 10.50%, 07/15/32(c)	USD156	160,839
Amentum Holdings, Inc., 7.25%, 08/01/32(c)	USD100	103,550
American Airlines, Inc., 7.25%, 02/15/28(c)	USD115	116,460
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 04/20/29(c)	USD375	374,997
American Axle & Manufacturing, Inc.
5.00%, 10/01/29(d)	USD85	82,356
6.38%, 10/15/32(c)	USD135	134,671
6.88%, 07/01/28(d)	USD49	49,064
7.75%, 10/15/33(c)(d)	USD115	112,334
American Builders & Contractors Supply Co., Inc.
3.88%, 11/15/29(c)	USD60	57,176
4.00%, 01/15/28(c)	USD90	88,861
American National Group, Inc., 7.00%, 12/01/55, (5-year CMT + 3.18%)(b)	USD50	48,822
AmeriGas Partners LP/AmeriGas Finance Corp.
5.75%, 05/20/27	USD60	60,282
9.38%, 06/01/28(c)	USD65	66,610
9.50%, 06/01/30(c)	USD55	58,696
AmWINS Group, Inc.
4.88%, 06/30/29(c)	USD100	96,664
6.38%, 02/15/29(c)	USD95	95,856
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.38%, 06/15/29(c)	USD105	104,829
5.75%, 01/15/28(c)	USD80	79,963
5.75%, 10/15/33(c)	USD100	99,943
5.75%, 07/01/34(c)	USD55	54,940
6.63%, 02/01/32(c)	USD65	66,722
Anywhere Real Estate Group LLC/Anywhere Co-Issuer Corp., 7.00%, 04/15/30(c)	USD90	90,298
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp.
5.25%, 04/15/30(c)	USD55	52,433
5.75%, 01/15/29(c)	USD101	98,925
9.75%, 04/15/30(c)	USD50	53,486
APLD ComputeCo 2 LLC, 6.75%, 03/15/31(c)	USD275	272,375
APLD ComputeCo LLC, 9.25%, 12/15/30(c)	USD300	322,274
Aptiv Swiss Holdings Ltd., 6.88%, 12/15/54, (5-year CMT + 3.39%)(b)	USD60	61,397
Aramark Services, Inc., 5.00%, 02/01/28(c)	USD160	159,454
Arches Buyer, Inc.
4.25%, 06/01/28(c)	USD140	136,752
6.13%, 12/01/28(c)	USD75	72,926
Archrock Partners LP/Archrock Partners Finance Corp., 6.63%, 09/01/32(c)	USD100	102,823
Archrock Services LP/Archrock Partners Finance Corp., 6.00%, 02/01/34(c)	USD95	95,418
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® US & Intl High Yield Corp Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
United States (continued)
Arcosa, Inc.
4.38%, 04/15/29(c)	USD50	$48,720
6.88%, 08/15/32(c)	USD50	51,841
Ardagh Group SA
9.50%, 12/01/30(c)	USD184	195,247
12.00%, 12/01/30, (4.50% Cash + 7.50% PIK)(a)(h)	EUR100	104,738
12.00%, (5.5% Cash And 6.5% PIK), 12/01/30, (5.50% Cash + 6.50% PIK)(c)(h)	USD135	120,986
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC
2.00%, 09/01/28(a)	EUR100	113,218
3.00%, 09/01/29(a)	EUR100	109,892
3.25%, 09/01/28(c)	USD75	71,710
4.00%, 09/01/29(c)	USD100	93,353
6.25%, 01/30/31(c)	USD75	75,506
Aretec Group, Inc.
7.50%, 04/01/29(c)	USD50	50,111
10.00%, 08/15/30(c)	USD113	119,520
Arsenal AIC Parent LLC
8.00%, 10/01/30(c)(d)	USD75	78,417
11.50%, 10/01/31(c)	USD60	64,896
Asbury Automotive Group, Inc.
4.50%, 03/01/28	USD76	75,197
4.63%, 11/15/29(c)(d)	USD95	92,441
4.75%, 03/01/30	USD35	34,022
5.00%, 02/15/32(c)	USD70	66,939
Ascent Resources Utica Holdings LLC/ARU Finance Corp.
5.88%, 06/30/29(c)	USD75	75,109
6.63%, 10/15/32(c)	USD70	71,869
6.63%, 07/15/33(c)	USD25	25,701
Ashland Services BV, 2.00%, 01/30/28(a)	EUR100	113,356
Ashton Woods USA LLC/Ashton Woods Finance Co.
4.63%, 04/01/30(c)	USD80	76,085
6.88%, 08/01/33(c)	USD55	54,123
ASP Unifrax Holdings, Inc., 7.10%, 09/30/29, (5.85% Cash and 1.25% PIK)(c)(h)	USD0	8
Asurion LLC/Asurion Co-Issuer, Inc.
8.00%, 12/31/32(c)	USD415	433,368
8.38%, 02/01/34(c)	USD420	413,992
AthenaHealth Group, Inc., 6.50%, 02/15/30(c)	USD315	300,325
ATI, Inc., 7.25%, 08/15/30	USD60	62,445
Avantor Funding, Inc.
3.88%, 11/01/29(c)	USD95	90,208
4.63%, 07/15/28(c)	USD205	201,863
Avient Corp.
6.25%, 11/01/31(c)	USD85	86,213
7.13%, 08/01/30(c)	USD125	127,177
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
4.75%, 04/01/28(c)	USD75	73,253
5.38%, 03/01/29(c)	USD70	68,000
8.00%, 02/15/31(c)(d)	USD50	50,464
8.25%, 01/15/30(c)(d)	USD80	82,199
8.38%, 06/15/32(c)(d)	USD75	75,369
Avis Budget Finance PLC, 7.00%, 02/28/29(a)	EUR100	116,687
Axalta Coating Systems Dutch Holding B BV, 7.25%, 02/15/31(c)	USD100	103,723
Axalta Coating Systems LLC, 3.38%, 02/15/29(c)	USD75	71,348
Security	Par (000)	Value
United States (continued)
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV, 4.75%, 06/15/27(c)	USD50	$49,728
Axon Enterprise, Inc.
6.13%, 03/15/30(c)	USD95	97,146
6.25%, 03/15/33(c)	USD95	97,512
Azorra Finance Ltd.
6.25%, 02/15/34(c)	USD50	48,030
7.25%, 01/15/31(c)	USD50	51,144
7.75%, 04/15/30(c)	USD75	77,696
B&G Foods, Inc.
5.25%, 09/15/27(d)	USD55	53,075
8.00%, 09/15/28(c)	USD95	93,970
Ball Corp.
2.88%, 08/15/30(d)	USD150	136,670
3.13%, 09/15/31	USD115	104,369
4.25%, 07/01/32	EUR100	117,557
5.50%, 09/15/33	USD100	100,259
6.00%, 06/15/29	USD160	162,606
Bath & Body Works, Inc.
5.25%, 02/01/28(d)	USD90	90,175
6.63%, 10/01/30(c)	USD105	106,386
7.50%, 06/15/29	USD65	65,917
Bausch & Lomb Corp., 8.38%, 10/01/28(c)	USD190	196,592
Beach Acquisition Bidco LLC
5.25%, 07/15/32(a)	EUR100	116,515
10.00%, 07/15/33, (10.00% Cash or 10.75% PIK)(c)(h)	USD264	288,791
Belden, Inc.
3.38%, 07/15/31(a)	EUR100	112,026
4.25%, 02/01/33(a)	EUR100	113,608
Black Pearl Compute LLC, 6.13%, 02/15/31(c)	USD260	264,023
Block, Inc.
3.50%, 06/01/31	USD130	117,812
5.63%, 08/15/30(c)	USD145	145,037
6.00%, 08/15/33(c)	USD115	114,929
6.50%, 05/15/32	USD235	239,343
Blue Racer Midstream LLC/Blue Racer Finance Corp.
7.00%, 07/15/29(c)	USD70	72,426
7.25%, 07/15/32(c)	USD50	52,288
Boyd Gaming Corp.
4.75%, 12/01/27(d)	USD120	119,379
4.75%, 06/15/31(c)	USD125	120,448
Brand Industrial Services, Inc., 10.38%, 08/01/30(c)(d)	USD205	188,944
Brandywine Operating Partnership LP
3.95%, 11/15/27	USD50	48,777
8.88%, 04/12/29	USD80	83,783
Brightline East LLC, 11.00%, 01/31/30(c)	USD150	13,856
Brightstar Lottery PLC
2.38%, 04/15/28(a)	EUR100	114,593
5.25%, 01/15/29(c)	USD75	74,673
Brink's Co.(The)
4.63%, 10/15/27(c)	USD85	84,572
6.50%, 06/15/29(c)	USD60	61,273
6.75%, 06/15/32(c)	USD70	71,831
Brookfield Property Finance ULC
4.00%, 09/30/26	CAD125	91,912
7.13%, 02/13/28	CAD100	75,822

2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® US & Intl High Yield Corp Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
United States (continued)
Buckeye Partners LP
4.13%, 12/01/27	USD60	$59,061
4.50%, 03/01/28(c)	USD50	49,522
6.75%, 02/01/30(c)	USD65	67,165
6.88%, 07/01/29(c)	USD110	113,496
Builders FirstSource, Inc.
4.25%, 02/01/32(c)	USD150	138,958
5.00%, 03/01/30(c)	USD80	78,218
6.38%, 06/15/32(c)	USD115	115,761
6.38%, 03/01/34(c)	USD135	134,466
6.75%, 05/15/35(c)	USD75	75,724
Burford Capital Global Finance LLC
6.25%, 04/15/28(c)	USD50	48,724
7.50%, 07/15/33(c)	USD75	61,586
8.50%, 01/15/34(c)	USD50	42,217
9.25%, 07/01/31(c)	USD75	69,803
CACI International, Inc., 6.38%, 06/15/33(c)	USD135	137,828
Caesars Entertainment, Inc.
4.63%, 10/15/29(c)	USD140	135,309
6.00%, 10/15/32(c)(d)	USD150	134,587
6.50%, 02/15/32(c)	USD205	199,216
7.00%, 02/15/30(c)	USD230	233,199
California Resources Corp.
7.00%, 01/15/34(c)	USD75	76,515
8.25%, 06/15/29(c)	USD61	63,520
Camelot Return Merger Sub, Inc., 8.75%, 08/01/28(c)	USD110	70,920
Carnival PLC
1.00%, 10/28/29	EUR100	107,475
4.13%, 07/15/31(a)	EUR100	114,683
Carvana Co.
9.00%, 06/01/30, (9.00 % Cash)(c)(h)	USD160	166,083
9.00%, 06/01/31, (9.00 % Cash)(c)(d)(h)	USD264	292,168
Caturus Energy LLC, 7.13%, 05/15/31(c)	USD15	15,033
CCO Holdings LLC/CCO Holdings Capital Corp.
4.25%, 02/01/31(c)	USD375	339,787
4.25%, 01/15/34(c)(d)	USD260	218,262
4.50%, 08/15/30(c)	USD335	312,215
4.50%, 05/01/32	USD360	315,644
4.50%, 06/01/33(c)(d)	USD215	184,784
4.75%, 03/01/30(c)	USD385	364,264
4.75%, 02/01/32(c)(d)	USD145	130,110
5.00%, 02/01/28(c)	USD315	311,373
5.13%, 05/01/27(c)	USD125	124,870
5.38%, 06/01/29(c)	USD200	196,887
6.38%, 09/01/29(c)	USD185	185,361
7.00%, 02/01/33(c)(d)	USD215	212,063
7.38%, 03/01/31(c)(d)	USD130	131,351
7.38%, 02/01/36(c)(d)	USD155	151,447
Celanese U.S. Holdings LLC
0.63%, 09/10/28	EUR100	108,398
2.13%, 03/01/27	EUR100	115,753
5.00%, 04/15/31	EUR100	117,278
6.50%, 04/15/30	USD95	97,215
6.75%, 04/15/33	USD155	159,636
6.85%, 11/15/28	USD78	81,474
7.00%, 02/15/31(d)	USD105	109,147
7.05%, 11/15/30	USD125	134,264
7.20%, 11/15/33	USD125	135,257
7.33%, 07/15/29	USD100	104,799
7.38%, 07/15/32(d)	USD125	132,488
Security	Par (000)	Value
United States (continued)
7.38%, 02/15/34(d)	USD120	$125,567
Central Garden & Pet Co.
4.13%, 10/15/30(d)	USD50	47,283
4.13%, 04/30/31(c)	USD65	61,126
Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc., 8.00%, 06/15/29(c)	USD90	54,000
Central Parent, Inc./CDK Global, Inc., 7.25%, 06/15/29(c)	USD125	75,000
Century Communities, Inc.
3.88%, 08/15/29(c)	USD50	47,220
6.63%, 09/15/33(c)	USD65	64,716
Charles River Laboratories International, Inc.
3.75%, 03/15/29(c)	USD60	57,288
4.00%, 03/15/31(c)	USD90	83,932
4.25%, 05/01/28(c)	USD50	49,109
Chart Industries, Inc.
7.50%, 01/01/30(c)	USD189	196,283
9.50%, 01/01/31(c)	USD50	52,571
Chemours Co.(The)
4.63%, 11/15/29(c)(d)	USD80	76,602
5.75%, 11/15/28(c)(d)	USD80	79,889
7.88%, 03/15/34(c)	USD95	97,153
8.00%, 01/15/33(c)	USD70	72,113
Chobani LLC/Chobani Finance Corp, Inc., 6.38%, 04/15/34(c)	USD20	20,412
Chobani LLC/Chobani Finance Corp., Inc.
4.63%, 11/15/28(c)	USD50	49,489
7.63%, 07/01/29(c)	USD50	51,583
Chord Energy Corp.
6.00%, 10/01/30(c)	USD95	96,881
6.75%, 03/15/33(c)	USD100	103,985
CHS/Community Health Systems, Inc.
4.75%, 02/15/31(c)(d)	USD120	112,101
5.25%, 05/15/30(c)	USD215	203,158
6.00%, 01/15/29(c)	USD65	64,468
6.13%, 04/01/30(c)	USD150	133,252
6.88%, 04/15/29(c)	USD165	162,353
9.75%, 01/15/34(c)	USD210	216,591
10.88%, 01/15/32(c)	USD231	248,443
Churchill Downs, Inc.
4.75%, 01/15/28(c)	USD75	74,207
5.50%, 04/01/27(c)	USD75	74,902
5.75%, 04/01/30(c)	USD195	194,663
6.75%, 05/01/31(c)(d)	USD80	81,674
Cinemark USA, Inc.
5.25%, 07/15/28(c)	USD85	84,650
7.00%, 08/01/32(c)(d)	USD65	67,084
Cipher Compute LLC, 7.13%, 11/15/30(c)(d)	USD240	248,828
CITGO Petroleum Corp., 8.38%, 01/15/29(c)	USD110	113,366
Clarios Global LP/Clarios U.S. Finance Co.
4.75%, 06/15/31(a)	EUR100	116,972
6.75%, 05/15/28(c)	USD100	101,664
6.75%, 02/15/30(c)(d)	USD110	113,676
6.75%, 09/15/32(c)	USD160	163,360
Clarivate Science Holdings Corp.
3.88%, 07/01/28(c)	USD110	106,179
4.88%, 07/01/29(c)(d)	USD135	122,283
Clean Harbors, Inc.
5.75%, 10/15/33(c)(d)	USD80	80,726
6.38%, 02/01/31(c)	USD65	66,031
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® US & Intl High Yield Corp Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
United States (continued)
Clear Channel Outdoor Holdings, Inc.
7.13%, 02/15/31(c)	USD125	$129,964
7.50%, 06/01/29(c)	USD175	175,220
7.50%, 03/15/33(c)	USD125	130,970
7.75%, 04/15/28(c)	USD110	110,792
7.88%, 04/01/30(c)	USD115	119,578
Clearway Energy Operating LLC
3.75%, 02/15/31(c)	USD95	88,862
4.75%, 03/15/28(c)	USD135	134,092
5.75%, 01/15/34(c)(d)	USD75	75,026
Cleveland-Cliffs, Inc.
6.75%, 04/15/30(c)	USD100	99,620
6.88%, 11/01/29(c)	USD110	111,829
7.00%, 03/15/32(c)	USD170	169,956
7.38%, 05/01/33(c)	USD120	121,104
7.50%, 09/15/31(c)	USD105	107,113
7.63%, 01/15/34(c)(d)	USD150	151,099
Cloud Software Group, Inc.
6.50%, 03/31/29(c)	USD480	467,749
6.63%, 08/15/33(c)(d)	USD125	111,986
8.25%, 06/30/32(c)	USD270	257,445
9.00%, 09/30/29(c)	USD470	461,869
Clydesdale Acquisition Holdings, Inc.
6.63%, 04/15/29(c)	USD90	88,562
6.75%, 04/15/32(c)	USD150	140,945
6.88%, 01/15/30(c)	USD60	58,930
8.75%, 04/15/30(c)	USD140	127,099
CNX Resources Corp.
5.88%, 03/01/34(c)	USD65	64,506
7.25%, 03/01/32(c)	USD75	78,074
7.38%, 01/15/31(c)	USD70	72,182
Cogent Communications Group LLC/Cogent Finance, Inc.
6.50%, 07/01/32(c)(d)	USD70	65,105
7.00%, 06/15/27(c)(d)	USD70	69,621
Coinbase Global, Inc.
3.38%, 10/01/28(c)(d)	USD130	124,547
3.63%, 10/01/31(c)(d)	USD95	83,253
Commercial Metals Co.
5.75%, 11/15/33(c)	USD130	130,097
6.00%, 12/15/35(c)(d)	USD120	119,775
Compass Group Diversified Holdings LLC, 5.25%, 04/15/29(c)	USD103	97,198
Comstock Resources, Inc.
5.88%, 01/15/30(c)(d)	USD110	106,374
6.75%, 03/01/29(c)	USD240	239,110
Constellium SE
3.13%, 07/15/29(a)	EUR100	113,834
3.75%, 04/15/29(c)	USD50	48,161
Cooper-Standard Automotive, Inc., 9.25%, 03/01/31(c)	USD150	144,943
Core Scientific Finance I LLC, 7.75%, 05/15/31(c)	USD165	164,472
CoreWeave, Inc.
9.00%, 02/01/31(c)(d)	USD205	203,534
9.25%, 06/01/30(c)(d)	USD255	258,034
9.75%, 10/01/31(c)	USD25	25,150
Cornerstone Building Brands, Inc., 9.50%, 08/15/29(c)	USD70	44,487
CQP Holdco LP/BIP-V Chinook Holdco LLC
5.50%, 06/15/31(c)	USD150	148,331
7.50%, 12/15/33(c)	USD100	106,348
Security	Par (000)	Value
United States (continued)
Credit Acceptance Corp.
6.63%, 03/15/30(c)	USD70	$69,693
9.25%, 12/15/28(c)	USD85	88,656
Crescent Energy Finance LLC
7.38%, 01/15/33(c)	USD115	117,576
7.63%, 04/01/32(c)	USD155	159,691
7.88%, 04/15/32(c)(d)	USD140	145,061
8.38%, 01/15/34(c)	USD70	73,959
CrossCountry Intermediate HoldCo LLC
6.50%, 10/01/30(c)	USD125	122,702
6.75%, 12/01/32(c)	USD75	72,650
Crown Americas LLC
5.25%, 04/01/30(d)	USD70	70,260
5.88%, 06/01/33	USD125	125,804
Crown European Holdings SACA
4.50%, 01/15/30(a)	EUR100	119,271
4.75%, 03/15/29(a)	EUR100	119,764
CSC Holdings LLC
3.38%, 02/15/31(c)	USD150	86,587
4.13%, 12/01/30(c)	USD125	72,781
4.50%, 11/15/31(c)	USD200	115,967
4.63%, 12/01/30(c)	USD275	97,196
5.00%, 11/15/31(c)	USD75	26,338
5.38%, 02/01/28(c)	USD150	110,775
5.50%, 04/15/27(c)	USD150	126,534
5.75%, 01/15/30(c)	USD300	106,284
6.50%, 02/01/29(c)	USD200	123,779
7.50%, 04/01/28(c)	USD125	67,248
11.25%, 05/15/28(c)	USD125	102,716
11.75%, 01/31/29(c)	USD250	178,906
Cushman & Wakefield U.S. Borrower LLC
6.75%, 05/15/28(c)	USD100	100,053
8.88%, 09/01/31(c)	USD65	68,367
CVR Energy, Inc.
5.75%, 02/15/28(c)	USD43	42,835
7.50%, 02/15/31(c)	USD65	65,809
7.88%, 02/15/34(c)	USD70	70,151
CVS Health Corp.
6.75%, 12/10/54, (5-year CMT + 2.52%)(b)	USD100	103,482
7.00%, 03/10/55, (5-year CMT + 2.89%)(b)	USD275	285,330
Cyprium Corp./Cyprium Holdings Luxembourg SARL
6.13%, 04/15/31(c)	USD105	105,963
6.38%, 04/15/34(c)	USD110	109,898
Dana Financing Luxembourg SARL, 8.50%, 07/15/31(a)	EUR100	122,903
Darling Global Finance BV, 4.50%, 07/15/32(a)	EUR100	118,161
Darling Ingredients, Inc., 6.00%, 06/15/30(c)	USD130	130,884
DaVita, Inc.
3.75%, 02/15/31(c)	USD175	162,343
4.63%, 06/01/30(c)	USD340	329,022
6.75%, 07/15/33(c)	USD140	144,143
6.88%, 09/01/32(c)	USD135	139,486
Delek Logistics Partners LP/Delek Logistics Finance Corp.
7.13%, 06/01/28(c)	USD50	50,052
7.38%, 06/30/33(c)	USD120	123,804
8.63%, 03/15/29(c)	USD125	130,262
DENTSPLY SIRONA, Inc., 8.38%, 09/12/55, (5-year CMT + 4.38%)(b)(d)	USD75	75,275

2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® US & Intl High Yield Corp Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
United States (continued)
Directv Financing LLC
8.88%, 02/01/30(c)	USD95	$96,652
8.88%, 02/01/30(c)	USD200	203,416
Directv Financing LLC/Directv Financing Co-Obligor, Inc.
5.88%, 08/15/27(c)	USD164	163,278
10.00%, 02/15/31(c)	USD260	270,515
Discovery Communications LLC
3.63%, 05/15/30	USD125	117,008
3.95%, 03/20/28	USD150	147,485
4.13%, 05/15/29	USD75	73,050
5.00%, 09/20/37	USD75	57,414
6.35%, 06/01/40	USD50	39,314
Discovery Global Holdings, Inc.
4.05%, 03/15/29	USD175	170,176
4.28%, 03/15/32	USD350	316,438
DISH DBS Corp.
5.25%, 12/01/26(c)	USD108	107,043
5.75%, 12/01/28(c)	USD325	319,203
7.38%, 07/01/28	USD130	127,104
5.13%, 06/01/29	USD200	183,882
DISH Network Corp., 11.75%, 11/15/27(c)	USD388	400,527
Diversified Healthcare Trust
4.38%, 03/01/31(d)	USD90	81,015
4.75%, 02/15/28(d)	USD60	58,328
DPL LLC, 4.35%, 04/15/29	USD40	38,664
EchoStar Corp.
6.75%, 11/30/30, (6.75% Cash or 6.75% PIK)(h)	USD334	339,322
10.75%, Series ., 11/30/29	USD251	271,690
Edged Compute LLC, 7.50%, 04/30/31(c)(d)	USD160	156,895
Edgewell Personal Care Co.
4.13%, 04/01/29(c)	USD75	71,639
5.50%, 06/01/28(c)	USD80	79,799
Edison International
7.88%, 06/15/54, (5-year CMT + 3.66%)(b)	USD60	61,759
8.13%, 06/15/53, (5-year CMT + 3.86%)(b)(d)	USD50	51,217
EMRLD Borrower LP/Emerald Co-Issuer, Inc.
6.38%, 12/15/30(a)	EUR100	120,526
6.63%, 12/15/30(c)	USD335	342,882
6.75%, 07/15/31(c)	USD75	77,494
Encompass Health Corp.
4.50%, 02/01/28	USD115	114,081
4.63%, 04/01/31	USD65	63,208
4.75%, 02/01/30	USD80	78,697
Encore Capital Group, Inc.
6.63%, 04/15/31(c)	USD50	50,583
8.50%, 05/15/30(c)	USD50	53,284
9.25%, 04/01/29(c)	USD70	73,270
Endo Finance Holdings LP, 8.50%, 04/15/31(c)(d)	USD130	137,787
Energizer Gamma Acquisition BV, 3.50%, 06/30/29(a)	EUR100	111,990
Energizer Holdings, Inc.
4.38%, 03/31/29(c)	USD90	86,528
4.75%, 06/15/28(c)	USD60	59,191
6.00%, 09/15/33(c)(d)	USD95	90,841
Energy Transfer LP
6.50%, 02/15/56, (5-year CMT + 2.68%)(b)	USD150	150,150
6.75%, 02/15/56, (5-year CMT + 2.48%)(b)	USD100	101,342
7.13%, 10/01/54, (5-year CMT + 2.83%)(b)(d)	USD50	51,311
8.00%, 05/15/54, (5-year CMT + 4.02%)(b)	USD90	95,526
Security	Par (000)	Value
United States (continued)
Entegris, Inc.
3.63%, 05/01/29(c)(d)	USD60	$57,303
4.38%, 04/15/28(c)	USD75	73,902
4.75%, 04/15/29(c)	USD175	173,743
5.95%, 06/15/30(c)	USD125	126,513
EquipmentShare.com, Inc.
8.00%, 03/15/33(c)	USD45	47,213
8.63%, 05/15/32(c)	USD70	74,169
9.00%, 05/15/28(c)	USD145	150,363
Esab Corp.
5.63%, 04/01/31(c)	USD135	136,289
6.25%, 04/15/29(c)	USD100	101,337
EUSHI Finance, Inc.
6.25%, 04/01/56, (5-year CMT + 2.51%)(b)	USD100	98,895
7.63%, 12/15/54, (5-year CMT + 3.14%)(b)	USD50	51,748
EW Scripps Co. (The), 9.88%, 08/15/30(c)	USD85	84,914
Fair Isaac Corp.
4.00%, 06/15/28(c)(d)	USD125	121,906
6.00%, 05/15/33(c)	USD175	172,665
6.25%, 09/15/34(c)	USD125	123,126
Ferrellgas LP/Ferrellgas Finance Corp.
5.88%, 04/01/29(c)	USD125	121,867
9.25%, 01/15/31(c)	USD70	73,432
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.
4.63%, 01/15/29(c)	USD125	121,447
6.75%, 01/15/30(c)	USD130	126,230
FirstCash, Inc.
4.63%, 09/01/28(c)	USD75	73,838
5.63%, 01/01/30(c)	USD45	44,818
6.13%, 05/01/34(c)	USD55	54,931
6.88%, 03/01/32(c)	USD65	66,578
Flash Compute LLC, 7.25%, 12/31/30(c)	USD125	127,521
FMC Corp.
3.45%, 10/01/29(d)	USD50	44,918
5.65%, 05/18/33(d)	USD50	44,003
8.45%, 11/01/55, (5-year CMT + 4.37%)(b)	USD125	83,037
Focus Financial Partners LLC, 6.75%, 09/15/31(c)	USD120	122,336
FTAI Aviation Investors LLC
5.50%, 05/01/28(c)	USD150	150,007
5.88%, 04/15/33(c)	USD60	59,715
7.00%, 05/01/31(c)	USD83	85,793
7.00%, 06/15/32(c)	USD90	93,141
7.88%, 12/01/30(c)	USD100	104,977
Freedom Mortgage Corp., 12.25%, 10/01/30(c)	USD75	81,409
Freedom Mortgage Holdings LLC
6.88%, 05/01/31(c)	USD100	96,594
7.88%, 04/01/33(c)	USD75	73,164
8.38%, 04/01/32(c)	USD85	86,129
9.13%, 05/15/31(c)	USD95	98,341
9.25%, 02/01/29(c)	USD130	134,674
FS KKR Capital Corp.
3.13%, 10/12/28	USD100	93,748
6.13%, 01/15/30	USD100	96,978
6.13%, 01/15/31	USD50	48,274
6.88%, 08/15/29	USD75	74,802
7.88%, 01/15/29	USD50	51,484
FXI Holdings, Inc.
11.00%, 11/15/30(c)	USD88	74,722
14.00%, 11/15/29, (16.00% PIK)(c)(h)	USD53	26,401
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® US & Intl High Yield Corp Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
United States (continued)
Gap, Inc.(The)
3.63%, 10/01/29(c)	USD80	$75,377
3.88%, 10/01/31(c)	USD94	85,870
Gen Digital, Inc.
6.25%, 04/01/33(c)	USD155	151,016
6.75%, 09/30/27(c)	USD90	90,395
7.13%, 09/30/30(c)(d)	USD90	91,315
Genesis Energy LP/Genesis Energy Finance Corp.
6.75%, 03/15/34	USD90	90,782
7.88%, 05/15/32	USD85	89,020
8.00%, 05/15/33(d)	USD115	121,070
8.25%, 01/15/29	USD70	72,720
8.88%, 04/15/30	USD55	57,607
GEO Group, Inc.(The)
8.63%, 04/15/29	USD110	114,466
10.25%, 04/15/31	USD85	91,152
Getty Images, Inc.
10.50%, 11/15/30(c)	USD85	75,331
11.25%, 02/21/30(c)(d)	USD50	44,532
GFL Environmental Holdings U.S., Inc., 5.50%, 02/01/34(c)	USD130	127,902
GFL Environmental, Inc.
4.00%, 08/01/28(c)(d)	USD125	121,961
4.38%, 08/15/29(c)	USD80	78,135
4.75%, 06/15/29(c)	USD125	123,518
Global Atlantic Fin Co.
7.25%, 03/01/56, (5-year CMT + 3.55%)(b)(c)(d)	USD75	73,779
7.95%, 10/15/54, (5-year CMT + 3.61%)(b)(c)(d)	USD75	75,207
Global Medical Response, Inc., 7.38%, 10/01/32(c)	USD150	156,276
Global Partners LP/GLP Finance Corp.
7.13%, 07/01/33(c)	USD65	66,474
8.25%, 01/15/32(c)	USD55	57,670
Go Daddy Operating Co. LLC/GD Finance Co., Inc.
3.50%, 03/01/29(c)	USD95	88,761
5.25%, 12/01/27(c)	USD60	59,814
Goodyear Tire & Rubber Co.(The)
5.00%, 07/15/29(d)	USD95	90,945
5.25%, 04/30/31(d)	USD70	63,718
5.25%, 07/15/31	USD65	59,038
5.63%, 04/30/33(d)	USD65	58,236
6.63%, 07/15/30(d)	USD90	89,123
Graphic Packaging International LLC
3.50%, 03/15/28(c)	USD60	57,955
3.75%, 02/01/30(c)(d)	USD30	27,991
6.38%, 07/15/32(c)(d)	USD95	94,880
Gray Media, Inc.
4.75%, 10/15/30(c)	USD110	87,933
5.38%, 11/15/31(c)	USD170	132,773
7.25%, 08/15/33(c)	USD105	106,855
9.63%, 07/15/32(c)	USD110	111,832
10.50%, 07/15/29(c)(d)	USD131	139,053
Group 1 Automotive, Inc.
4.00%, 08/15/28(c)	USD75	73,014
6.38%, 01/15/30(c)	USD75	76,107
HA Sustainable Infrastructure Capital, Inc.
7.13%, 11/15/56, (5-year CMT + 3.48%)(b)	USD75	75,625
8.00%, 06/01/56, (5-year CMT + 4.30%)(b)	USD50	53,063
Harvest Midstream I LP
7.50%, 09/01/28(c)	USD75	75,529
7.50%, 05/15/32(c)	USD70	72,892
Security	Par (000)	Value
United States (continued)
Herc Holdings, Inc.
5.75%, 03/15/31(c)	USD75	$75,140
6.00%, 03/15/34(c)	USD95	94,312
6.63%, 06/15/29(c)(d)	USD90	92,079
7.00%, 06/15/30(c)	USD220	228,806
7.25%, 06/15/33(c)(d)	USD125	130,857
Hertz Corp.(The)
5.00%, 12/01/29(c)	USD150	72,888
12.63%, 07/15/29(c)	USD150	141,356
Hess Midstream Operations LP
4.25%, 02/15/30(c)	USD95	92,136
5.13%, 06/15/28(c)	USD95	94,649
5.50%, 10/15/30(c)	USD40	39,982
5.88%, 03/01/28(c)	USD100	100,897
6.50%, 06/01/29(c)	USD90	92,154
Hilcorp Energy I LP/Hilcorp Finance Co.
5.75%, 02/01/29(c)	USD55	54,985
6.00%, 04/15/30(c)	USD70	69,687
6.00%, 02/01/31(c)	USD80	79,025
6.25%, 11/01/28(c)	USD85	85,357
6.25%, 04/15/32(c)	USD60	59,491
6.88%, 05/15/34(c)(d)	USD65	65,327
7.25%, 02/15/35(c)	USD115	117,178
8.38%, 11/01/33(c)	USD80	85,665
Hilton Domestic Operating Co., Inc.
3.63%, 02/15/32(c)	USD170	155,823
3.75%, 05/01/29(c)(d)	USD100	96,485
4.00%, 05/01/31(c)	USD125	118,546
4.88%, 01/15/30	USD130	128,940
5.50%, 03/31/34(c)	USD130	129,119
5.75%, 09/15/33(c)	USD150	151,088
5.88%, 04/01/29(c)	USD65	65,864
5.88%, 03/15/33(c)	USD135	136,547
6.13%, 04/01/32(c)	USD60	61,084
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc
4.88%, 07/01/31(c)(d)	USD100	92,533
5.00%, 06/01/29(c)	USD110	106,254
6.63%, 01/15/32(c)	USD100	100,997
HLF Financing SARL LLC/Herbalife International, Inc.
4.88%, 06/01/29(c)	USD125	117,408
7.75%, 05/01/33(c)	USD85	86,716
Howard Hughes Corp.(The)
4.13%, 02/01/29(c)	USD90	86,654
4.38%, 02/01/31(c)	USD65	60,827
5.88%, 03/01/32(c)	USD75	73,356
6.13%, 03/01/34(c)(d)	USD75	73,437
Howard Midstream Energy Partners LLC
6.63%, 01/15/34(c)	USD90	91,441
7.38%, 07/15/32(c)	USD80	83,345
HUB International Ltd.
5.63%, 12/01/29(c)(d)	USD65	64,325
7.25%, 06/15/30(c)	USD405	418,079
7.38%, 01/31/32(c)	USD255	261,448
Hudson Pacific Properties LP
3.25%, 01/15/30(d)	USD35	29,862
3.95%, 11/01/27	USD100	96,678
4.65%, 04/01/29(d)	USD75	67,132

2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® US & Intl High Yield Corp Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
United States (continued)
Humana, Inc., 6.63%, 09/15/56, (5-year CMT + 2.89%)(b)	USD125	$122,923
Huntsman International LLC
2.95%, 06/15/31	USD100	85,182
4.50%, 05/01/29(d)	USD75	71,783
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
4.38%, 02/01/29	USD85	74,294
5.25%, 05/15/27	USD167	165,388
9.00%, 06/15/30	USD90	86,577
9.75%, 01/15/29	USD75	75,303
10.00%, 11/15/29(c)	USD125	125,787
iHeartCommunications, Inc.
7.75%, 08/15/30(c)	USD77	74,797
9.13%, 05/01/29(c)	USD96	96,158
10.88%, 05/01/30(c)	USD96	91,393
Incora Top Holdco LLC, 6.00%, 01/31/33(e)(f)(j)	USD28	6,999
Ingram Micro, Inc., 4.75%, 05/15/29(c)	USD250	245,457
ION Platform Finance U.S., Inc., 7.88%, 09/30/32(c)	USD225	174,216
ION Platform Finance U.S., Inc./ION Platform Finance SARL
5.75%, 05/15/28(c)	USD50	46,898
9.50%, 05/30/29(c)	USD125	117,241
Series 144@, 8.75%, Series 144@, 05/01/29(c)	USD100	92,728
IQVIA, Inc.
2.25%, 01/15/28(a)	EUR100	114,496
2.25%, 03/15/29(a)	EUR100	112,104
2.88%, 06/15/28(a)	EUR100	115,138
5.00%, 05/15/27(c)	USD120	119,829
6.25%, 06/01/32(c)	USD245	250,226
6.50%, 05/15/30(c)	USD75	76,458
Iron Mountain Information Management Services, Inc., 5.00%, 07/15/32(c)	USD105	101,299
Iron Mountain, Inc.
4.50%, 02/15/31(c)	USD155	148,978
4.75%, 01/15/34(a)	EUR150	169,941
4.88%, 09/15/27(c)	USD120	119,647
4.88%, 09/15/29(c)(d)	USD120	118,645
5.00%, 07/15/28(c)	USD100	99,597
5.25%, 03/15/28(c)	USD75	74,917
5.25%, 07/15/30(c)	USD170	168,619
5.63%, 07/15/32(c)	USD60	59,559
6.25%, 01/15/33(c)(d)	USD155	157,209
7.00%, 02/15/29(c)	USD125	127,682
ITT Holdings LLC, 6.50%, 08/01/29(c)	USD165	162,458
Jane Street Group/JSG Finance, Inc.
4.50%, 11/15/29(c)	USD75	72,937
6.13%, 11/01/32(c)	USD215	215,938
6.75%, 05/01/33(c)	USD245	251,324
7.13%, 04/30/31(c)	USD185	191,244
Jazz Securities DAC, 4.38%, 01/15/29(c)	USD180	175,996
Jefferies Finance LLC/JFIN Co-Issuer Corp.
5.00%, 08/15/28(c)	USD125	119,830
6.63%, 10/15/31(c)	USD75	73,106
JetBlue Airways Corp/JetBlue Loyalty LP, 9.88%, 09/20/31(c)(d)	USD240	222,728
Kaiser Aluminum Corp.
4.50%, 06/01/31(c)	USD60	57,457
5.88%, 03/01/34(c)	USD60	60,071
Security	Par (000)	Value
United States (continued)
KeHE Distributors LLC/KeHE Finance Corp./NextWave Distribution, Inc.
7.13%, 04/30/33(c)	USD35	$35,399
9.00%, 02/15/29(c)	USD120	125,479
Kennedy-Wilson, Inc.
4.75%, 03/01/29	USD55	54,480
4.75%, 02/01/30	USD100	98,742
5.00%, 03/01/31	USD71	70,546
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 4.75%, 06/01/27(c)	USD75	74,900
Kinetik Holdings LP
5.88%, 06/15/30(c)	USD120	120,225
6.63%, 12/15/28(c)	USD115	117,308
Kodiak Gas Services LLC
5.88%, 04/01/31(c)	USD135	135,913
6.50%, 10/01/33(c)	USD105	107,377
6.75%, 10/01/35(c)	USD70	72,655
Kohl's Corp., 5.13%, 05/01/31(d)	USD75	61,197
Lamar Media Corp.
3.63%, 01/15/31	USD55	51,543
3.75%, 02/15/28	USD75	73,480
4.00%, 02/15/30	USD60	57,537
4.88%, 01/15/29	USD55	54,644
5.38%, 11/01/33(c)(d)	USD45	44,487
Lamb Weston Holdings, Inc.
4.13%, 01/31/30(c)	USD115	109,980
4.38%, 01/31/32(c)	USD70	65,881
4.88%, 05/15/28(c)	USD65	64,571
LBM Acquisition LLC
6.25%, 01/15/29(c)	USD155	107,163
9.50%, 06/15/31(c)	USD110	95,905
LCM Investments Holdings II LLC
4.88%, 05/01/29(c)	USD125	122,298
8.25%, 08/01/31(c)	USD105	109,761
Level 3 Financing, Inc.
6.88%, 06/30/33(c)	USD250	258,262
7.00%, 03/31/34(c)	USD300	311,785
8.50%, 01/15/36(c)	USD245	262,591
Levi Strauss & Co., 4.00%, 08/15/30(a)	EUR100	117,183
LGI Homes, Inc.
7.00%, 11/15/32(c)(d)	USD35	33,570
8.75%, 12/15/28(c)	USD50	51,472
LifePoint Health, Inc.
5.38%, 01/15/29(c)(d)	USD70	67,491
7.00%, 05/01/34(c)	USD70	68,315
8.38%, 02/15/32(c)(d)	USD110	115,094
9.88%, 08/15/30(c)	USD90	95,537
10.00%, 06/01/32(c)	USD85	86,781
Light & Wonder International, Inc.
6.25%, 10/01/33(c)	USD115	114,219
7.25%, 11/15/29(c)	USD50	51,112
7.50%, 09/01/31(c)	USD100	104,208
Lithia Motors, Inc.
3.88%, 06/01/29(c)	USD80	76,684
4.38%, 01/15/31(c)	USD75	71,109
4.63%, 12/15/27(c)	USD50	49,665
5.50%, 10/01/30(c)	USD75	74,622
Live Nation Entertainment, Inc.
3.75%, 01/15/28(c)	USD70	68,695
4.75%, 10/15/27(c)(d)	USD120	119,476
6.50%, 05/15/27(c)	USD135	135,074
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® US & Intl High Yield Corp Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
United States (continued)
Macy's Retail Holdings LLC
6.13%, 03/15/32(c)(d)	USD45	$45,020
7.38%, 08/01/33(c)(d)	USD45	46,648
Madison IAQ LLC
4.13%, 06/30/28(c)	USD100	98,656
5.88%, 06/30/29(c)	USD105	104,696
Magnera Corp.
4.75%, 11/15/29(c)(d)	USD75	68,687
7.25%, 11/15/31(c)(d)	USD95	89,051
Marriott Ownership Resorts, Inc., 6.50%, 10/01/33(c)	USD95	91,215
Matador Resources Co.
6.00%, 04/15/34(c)	USD105	105,335
6.25%, 04/15/33(c)	USD100	101,563
6.50%, 04/15/32(c)	USD130	132,556
Match Group Holdings II LLC
3.63%, 10/01/31(c)(d)	USD60	53,927
4.13%, 08/01/30(c)	USD60	56,394
4.63%, 06/01/28(c)	USD85	83,911
5.00%, 12/15/27(c)	USD50	49,812
6.13%, 09/15/33(c)	USD90	88,993
Mauser Packaging Solutions Holding Co.
7.88%, 04/15/30(c)	USD325	327,844
9.25%, 04/15/30(c)	USD160	152,595
McAfee Corp., 7.38%, 02/15/30(c)(d)	USD210	169,998
McGraw-Hill Education, Inc.
5.75%, 08/01/28(c)	USD100	98,969
7.38%, 09/01/31(c)	USD100	103,288
8.00%, 08/01/29(c)	USD80	80,107
Medline Borrower LP, 5.25%, 10/01/29(c)	USD315	313,268
Meridian Arc Holdco LLC, 6.25%, 04/30/31(c)	USD225	224,951
Methanex U.S. Operations, Inc., 6.25%, 03/15/32(c)(d)	USD75	77,232
MGM Resorts International
4.75%, 10/15/28	USD90	89,193
5.50%, 04/15/27	USD66	66,132
6.13%, 09/15/29(d)	USD100	101,230
6.50%, 04/15/32(d)	USD115	116,490
Michaels Companies, Inc.(The)
8.50%, 03/15/33(c)	USD245	241,994
11.00%, 03/15/34(c)	USD85	82,039
Millrose Properties, Inc.
6.25%, 09/15/32(c)	USD95	95,482
6.38%, 08/01/30(c)	USD155	156,589
Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC, 6.75%, 04/01/32(c)	USD75	73,974
MIWD Holdco II LLC/MIWD Finance Corp., 5.50%, 02/01/30(c)(d)	USD75	69,196
MKS, Inc., 4.25%, 02/15/34(a)	EUR100	113,271
Mohegan Tribal Gaming Authority/MS Digital Entertainment Holdings LLC
8.25%, 04/15/30(c)	USD95	98,785
11.88%, 04/15/31(c)	USD80	85,840
Molina Healthcare, Inc.
3.88%, 11/15/30(c)	USD125	115,962
3.88%, 05/15/32(c)	USD85	76,400
4.38%, 06/15/28(c)	USD105	103,558
6.25%, 01/15/33(c)	USD75	74,788
6.50%, 02/15/31(c)	USD100	101,731
MPH Acquisition Holdings LLC
5.75%, 12/31/30(c)(d)	USD114	94,622
Security	Par (000)	Value
United States (continued)
6.75%, 03/31/31, (6.00% Cash and 0.75% PIK)(c)(h)	USD114	$77,023
11.50%, 12/31/30, (6.50% cash and 5.00% PIK)(c)(d)(h)	USD98	92,026
MPT Operating Partnership LP/MPT Finance Corp.
3.38%, 04/24/30	GBP125	125,117
3.50%, 03/15/31	USD185	132,418
4.63%, 08/01/29	USD100	82,645
5.00%, 10/15/27(d)	USD160	155,977
7.00%, 02/15/32(a)	EUR125	147,753
8.50%, 02/15/32(c)	USD190	197,117
Murphy Oil Corp., 6.50%, 02/15/34	USD75	75,535
Murphy Oil USA, Inc.
3.75%, 02/15/31(c)	USD80	74,791
4.75%, 09/15/29	USD25	24,725
Nabors Industries, Inc.
7.63%, 11/15/32(c)	USD75	78,249
8.88%, 08/15/31(c)	USD100	105,500
9.13%, 01/31/30(c)	USD95	99,718
National Mentor Holdings, Inc., 10.50%, 12/15/30(c)	USD150	156,985
Navient Corp.
4.88%, 03/15/28	USD55	53,690
5.50%, 03/15/29(d)	USD90	86,233
7.88%, 06/15/32(d)	USD90	86,735
9.38%, 07/25/30(d)	USD70	72,615
11.50%, 03/15/31(d)	USD50	53,652
NCL Corp. Ltd.
5.88%, 01/15/31(c)	USD140	136,283
6.25%, 09/15/33(c)(d)	USD110	106,451
6.75%, 02/01/32(c)	USD265	263,628
7.75%, 02/15/29(c)	USD60	62,632
NCL Finance Ltd., 6.13%, 03/15/28(c)	USD75	75,976
NCR Atleos Corp., 9.50%, 04/01/29(c)	USD150	159,600
NCR Voyix Corp.
5.00%, 10/01/28(c)	USD95	93,007
5.13%, 04/15/29(c)	USD50	48,587
Neptune Bidco U.S., Inc.
9.29%, 04/15/29(c)	USD310	313,827
9.50%, 02/15/33(c)	USD200	200,113
10.38%, 05/15/31(c)	USD140	144,559
Newell Brands, Inc.
6.38%, 09/15/27	USD60	60,588
6.38%, 05/15/30(d)	USD100	97,809
6.63%, 09/15/29(d)	USD50	49,953
6.63%, 05/15/32(d)	USD85	82,359
8.50%, 06/01/28(c)	USD145	151,395
Nexstar Media, Inc.
4.75%, 11/01/28(c)	USD120	118,091
6.50%, 09/15/33(c)	USD445	448,633
7.25%, 04/15/34(c)	USD75	75,511
NFE Financing LLC, 12.00%, 11/15/29(c)(e)(f)	USD375	164,522
NGL Energy Operating LLC/NGL Energy Finance Corp.
8.13%, 02/15/29(c)	USD105	108,834
8.38%, 02/15/32(c)	USD190	199,240
Nissan Motor Acceptance Co. LLC
2.75%, 03/09/28(c)	USD75	71,026
5.30%, 09/13/27(c)	USD75	74,960
5.63%, 09/29/28(c)(d)	USD80	79,621
6.13%, 09/30/30(c)	USD160	157,626

2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® US & Intl High Yield Corp Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
United States (continued)
7.05%, 09/15/28(c)	USD75	$76,813
Noble Finance II LLC, 8.00%, 04/15/30(c)	USD170	176,661
Nordstrom, Inc.
4.25%, 08/01/31	USD55	50,664
4.38%, 04/01/30(d)	USD55	52,250
Northern Oil & Gas, Inc.
7.88%, 10/15/33(c)	USD80	82,841
8.75%, 06/15/31(c)(d)	USD90	93,975
Novelis Corp.
3.88%, 08/15/31(c)(d)	USD145	131,656
4.75%, 01/30/30(c)	USD195	186,446
6.38%, 08/15/33(c)	USD95	95,319
6.88%, 01/30/30(c)	USD95	97,292
Novelis Sheet Ingot GmbH, 3.38%, 04/15/29(a)	EUR100	113,329
NRG Energy, Inc.
3.38%, 02/15/29(c)	USD85	81,128
3.63%, 02/15/31(c)	USD155	143,976
3.88%, 02/15/32(c)	USD61	56,390
5.25%, 06/15/29(c)	USD115	114,550
5.75%, 01/15/28	USD80	80,158
5.75%, 07/15/29(c)	USD120	120,021
5.75%, 01/15/34(c)	USD150	148,843
5.88%, 05/15/34(c)	USD25	24,920
6.00%, 02/01/33(c)	USD110	110,923
6.00%, 01/15/36(c)	USD280	277,885
6.13%, 05/15/36(c)	USD15	14,941
6.25%, 11/01/34(c)	USD120	121,361
OAK-Eagle Acquireco, Inc.
6.25%, 07/01/33(a)	EUR100	120,587
7.25%, 07/01/33(c)	USD100	102,937
8.75%, 07/01/34(c)(d)	USD95	98,730
OI European Group BV
4.75%, 02/15/30(c)	USD65	60,345
6.25%, 05/15/28(a)	EUR100	118,156
Olin Corp.
5.00%, 02/01/30(d)	USD75	72,545
5.63%, 08/01/29(d)	USD110	109,077
6.63%, 04/01/33(c)	USD70	69,400
Olympus Water U.S. Holding Corp.
3.88%, 10/01/28(a)	EUR100	114,844
4.25%, 10/01/28(c)	USD100	97,173
6.13%, 02/15/33(a)	EUR100	115,638
6.25%, 10/01/29(c)	USD50	48,742
6.75%, 08/01/32(c)	USD150	145,484
7.25%, 06/15/31(c)	USD75	75,356
Series 144*, 7.25%, Series 144*, 02/15/33(c)	USD200	195,152
OneMain Finance Corp.
3.88%, 09/15/28	USD60	57,994
4.00%, 09/15/30	USD100	92,071
5.38%, 11/15/29	USD95	93,415
6.13%, 05/15/30	USD80	79,742
6.50%, 03/15/33	USD105	102,703
6.63%, 01/15/28(d)	USD100	101,386
6.63%, 05/15/29	USD125	127,016
6.75%, 03/15/32	USD100	100,004
6.75%, 09/15/33	USD110	108,242
7.13%, 11/15/31	USD85	86,173
7.13%, 09/15/32	USD100	101,432
7.50%, 05/15/31	USD90	92,217
7.88%, 03/15/30	USD95	98,964
Security	Par (000)	Value
United States (continued)
Organon & Co./Organon Foreign Debt Co-Issuer BV
4.13%, 04/30/28(c)	USD275	$271,566
5.13%, 04/30/31(c)	USD275	273,258
2.88%, 04/30/28(a)	EUR150	173,770
6.75%, 05/15/34(c)	USD50	52,722
7.88%, 05/15/34(c)	USD70	74,957
Osaic Holdings, Inc.
6.75%, 08/01/32(c)	USD85	86,152
8.00%, 08/01/33(c)	USD50	50,900
Outfront Media Capital LLC/Outfront Media Capital Corp.
4.25%, 01/15/29(c)	USD85	82,914
4.63%, 03/15/30(c)	USD75	72,792
5.00%, 08/15/27(c)	USD80	79,860
7.38%, 02/15/31(c)	USD65	67,987
Owens-Brockway Glass Container, Inc.
6.63%, 05/13/27(c)	USD60	60,011
7.25%, 05/15/31(c)(d)	USD105	100,257
PacifiCorp
7.13%, 08/15/56, (5-year CMT + 3.29%)(b)	USD150	149,760
7.38%, 09/15/55, (5-year CMT + 3.32%)(b)	USD100	101,325
Panther Escrow Issuer LLC, 7.13%, 06/01/31(c)	USD380	382,391
Paramount Global
4.20%, 05/19/32(d)	USD125	109,079
4.95%, 01/15/31	USD150	141,631
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer
4.88%, 05/15/29(c)	USD95	92,234
5.88%, 10/01/28(c)	USD75	74,809
7.00%, 02/01/30(c)	USD75	76,549
Park River Holdings, Inc.
8.00%, 03/15/31(c)	USD100	100,363
8.75%, 12/31/30(c)	USD75	71,066
Paysafe Finance PLC/Paysafe Holdings U.S. Corp., 3.00%, 06/15/29(a)	EUR100	100,299
PBF Holding Co. LLC/PBF Finance Corp.
6.00%, 02/15/28	USD120	119,781
7.88%, 09/15/30(c)	USD75	76,791
9.88%, 03/15/30(c)	USD110	118,157
Penn Entertainment, Inc., 6.75%, 04/01/31(c)	USD75	74,380
PennyMac Financial Services, Inc.
4.25%, 02/15/29(c)	USD125	119,431
5.75%, 09/15/31(c)	USD70	66,566
6.75%, 02/15/34(c)	USD65	62,879
6.88%, 05/15/32(c)	USD110	108,783
6.88%, 02/15/33(c)	USD100	98,310
7.13%, 11/15/30(c)	USD85	86,036
7.88%, 12/15/29(c)	USD90	93,398
Performance Food Group, Inc.
4.25%, 08/01/29(c)	USD120	116,191
5.63%, 03/01/34(c)	USD125	122,396
6.13%, 09/15/32(c)(d)	USD125	126,784
Perimeter Holdings LLC, 6.25%, 01/15/34(c)	USD60	59,703
Perrigo Finance Unlimited Co.
5.15%, 06/15/30	USD110	104,047
6.13%, 09/30/32(d)	USD75	70,618
PetSmart LLC/PetSmart Finance Corp.
7.50%, 09/15/32(c)	USD250	252,707
10.00%, 09/15/33(c)	USD75	75,801
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® US & Intl High Yield Corp Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
United States (continued)
PG&E Corp.
5.00%, 07/01/28	USD110	$109,190
5.25%, 07/01/30	USD140	138,482
6.85%, 09/15/56, (5-year CMT + 3.23%)(b)	USD135	134,929
7.38%, 03/15/55, (5-year CMT + 3.88%)(b)	USD175	179,875
Pilgrim's Pride Corp.
3.50%, 03/01/32	USD110	100,398
4.25%, 04/15/31	USD115	110,540
6.25%, 07/01/33	USD125	131,239
6.88%, 05/15/34	USD50	54,305
Post Holdings, Inc.
4.50%, 09/15/31(c)	USD125	117,377
4.63%, 04/15/30(c)	USD180	174,472
6.25%, 02/15/32(c)	USD125	127,555
6.25%, 10/15/34(c)	USD135	133,309
6.38%, 03/01/33(c)	USD175	174,891
6.50%, 03/15/36(c)	USD130	129,230
PR RNO Property Owner 1 LLC, 6.50%, 05/01/31(c)	USD200	198,267
PRA Group, Inc.
8.38%, 02/01/28(c)	USD40	40,561
8.88%, 01/31/30(c)	USD80	82,733
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.
5.63%, 09/01/29(c)	USD90	59,102
5.88%, 09/01/31(c)	USD75	43,706
Prestige Brands, Inc.
3.75%, 04/01/31(c)	USD60	55,413
5.13%, 01/15/28(c)	USD50	49,897
Prime Healthcare Services, Inc., 9.38%, 09/01/29(c)	USD195	201,930
Prime Security Services Borrower LLC/Prime Finance, Inc., 3.38%, 08/31/27(c)	USD130	127,325
Primo Water Holdings, Inc./Triton Water Holdings, Inc.
4.38%, 04/30/29(c)	USD75	73,126
6.25%, 04/01/29(c)	USD125	125,159
Puget Energy, Inc.
7.00%, 09/15/56, (5-year CMT + 2.96%)(b)(c)	USD50	50,085
7.25%, 09/15/56, (5-year CMT + 2.85%)(b)(c)	USD50	50,098
Qnity Electronics, Inc.
5.75%, 08/15/32(c)	USD135	136,373
6.25%, 08/15/33(c)	USD100	102,282
Quikrete Holdings, Inc.
6.38%, 03/01/32(c)	USD495	502,354
6.75%, 03/01/33(c)	USD175	177,204
QXO Building Products, Inc., 6.75%, 04/30/32(c)	USD280	284,902
Radiology Partners, Inc.
8.50%, 07/15/32(c)	USD115	114,488
9.78%, 02/15/30, (9.78% PIK)(c)(h)	USD76	69,328
Range Resources Corp., 4.75%, 02/15/30(c)	USD60	58,883
Raven Acquisition Holdings LLC, 6.88%, 11/15/31(c)(d)	USD145	143,397
Resorts World Las Vegas LLC/RWLV Capital, Inc.
4.63%, 04/16/29(c)	USD100	89,678
8.45%, 07/27/30(c)	USD50	49,550
RHP Hotel Properties LP/RHP Finance Corp.
4.50%, 02/15/29(c)	USD70	68,622
5.75%, 03/15/34(c)	USD90	89,372
6.50%, 04/01/32(c)	USD135	138,599
6.50%, 06/15/33(c)	USD105	108,082
Security	Par (000)	Value
United States (continued)
7.25%, 07/15/28(c)	USD40	$40,885
Rithm Capital Corp.
8.00%, 04/01/29(c)	USD100	100,396
8.00%, 07/15/30(c)	USD65	65,018
Rivers Enterprise Borrower LLC, 6.25%, 10/15/30(c)	USD75	76,351
Rivers Enterprise Borrower LLC/Rivers Enterprise Finance Corp., 6.63%, 02/01/33(c)	USD75	76,463
ROBLOX Corp., 3.88%, 05/01/30(c)	USD125	118,510
Rocket Companies, Inc.
6.13%, 08/01/30(c)	USD250	253,610
6.38%, 08/01/33(c)	USD260	263,453
6.50%, 08/01/29(c)	USD95	96,815
7.13%, 02/01/32(c)	USD120	124,051
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.
3.63%, 03/01/29(c)	USD100	95,795
3.88%, 03/01/31(c)	USD155	143,686
4.00%, 10/15/33(c)(d)	USD90	81,118
Rocket Software, Inc.
6.50%, 02/15/29(c)	USD55	49,006
9.00%, 11/28/28(c)	USD125	123,980
Rockies Express Pipeline LLC
4.95%, 07/15/29(c)	USD70	69,010
6.75%, 03/15/33(c)	USD50	52,082
RR Donnelley & Sons Co.
9.50%, 08/01/29(c)	USD125	128,608
10.88%, 08/01/29(c)	USD50	51,370
Ryan Specialty LLC
4.38%, 02/01/30(c)	USD50	48,528
5.88%, 08/01/32(c)	USD135	134,793
Sabre Financial Borrower LLC, 11.13%, 06/15/29(c)	USD115	117,817
Sabre GLBL, Inc.
10.75%, 11/15/29(c)(d)	USD40	34,766
10.75%, 03/15/30(c)	USD62	53,310
11.13%, 07/15/30(c)	USD160	137,549
SAKS Global Enterprises LLC, 11.00%, 12/15/29(c)(e)(f)	USD224	2,235
SBA Communications Corp., 3.13%, 02/01/29	USD165	158,919
SCIH Salt Holdings, Inc.
4.88%, 05/01/28(c)	USD125	123,635
6.63%, 05/01/29(c)	USD75	74,493
SCIL IV LLC/SCIL USA Holdings LLC, 9.50%, 07/15/28(a)	EUR100	121,569
Scotts Miracle-Gro Co.(The)
4.00%, 04/01/31	USD45	41,871
4.38%, 02/01/32(d)	USD40	37,236
4.50%, 10/15/29	USD45	43,988
Scripps Escrow II, Inc., 3.88%, 01/15/29(c)(d)	USD95	90,050
Seagate Data Storage Technology Pte. Ltd.
4.09%, 06/01/29(c)	USD70	68,256
5.88%, 07/15/30(c)	USD60	61,238
8.25%, 12/15/29(c)(d)	USD55	57,322
8.50%, 07/15/31(c)	USD65	67,987
9.63%, 12/01/32(c)	USD97	107,775
Sensata Technologies BV
4.00%, 04/15/29(c)	USD95	92,186
5.88%, 09/01/30(c)	USD75	75,396
Sensata Technologies, Inc.
3.75%, 02/15/31(c)	USD80	74,272

2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® US & Intl High Yield Corp Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
United States (continued)
4.38%, 02/15/30(c)	USD50	$48,468
6.63%, 07/15/32(c)	USD50	51,476
Service Corp. International/U.S.
3.38%, 08/15/30	USD100	92,926
4.00%, 05/15/31	USD105	99,158
4.63%, 12/15/27	USD65	64,430
5.13%, 06/01/29(d)	USD100	99,849
5.75%, 10/15/32	USD100	100,843
Service Properties Trust
3.95%, 01/15/28	USD40	38,781
4.38%, 02/15/30	USD35	31,517
4.95%, 10/01/29(d)	USD60	56,267
8.63%, 11/15/31(c)	USD120	126,124
8.88%, 06/15/32(d)	USD75	76,896
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc.
5.50%, 05/15/33(a)	EUR200	224,423
6.75%, 08/15/32(c)	USD190	189,413
Silgan Holdings, Inc., 2.25%, 06/01/28	EUR100	113,304
Sinclair Television Group, Inc.
5.50%, 03/01/30(c)	USD90	79,582
8.13%, 02/15/33(c)	USD180	186,488
9.75%, 02/15/33(c)(d)	USD75	82,334
Sirius XM Radio LLC
3.88%, 09/01/31(c)(d)	USD240	217,180
4.00%, 07/15/28(c)	USD225	218,690
4.13%, 07/01/30(c)(d)	USD180	167,400
5.00%, 08/01/27(c)	USD158	157,409
5.50%, 07/01/29(c)	USD180	178,601
5.88%, 04/15/32(c)(d)	USD170	167,278
Six Flags Entertainment Corp., 7.25%, 05/15/31(c)(d)	USD105	103,526
Six Flags Entertainment Corp./Canada's Wonderland Co./Magnum Management Corp., 5.25%, 07/15/29(d)	USD85	81,840
Six Flags Entertainment Corp./Six Flags Theme Parks, Inc./Canada's Wonderland Co., 6.63%, 05/01/32(c)(d)	USD90	91,514
Six Flags Entertainment Corp/Canada's Wonderland Co/Millennium Operations LLC, 8.63%, 01/15/32(c)(d)	USD125	127,101
SK Invictus Intermediate II SARL, 5.00%, 10/30/29(c)	USD75	73,815
SM Energy Co.
6.50%, 07/15/28	USD55	55,117
6.63%, 04/15/34(c)	USD140	141,827
6.75%, 08/01/29(c)	USD105	107,633
7.00%, 08/01/32(c)(d)	USD90	92,332
8.63%, 11/01/30(c)	USD125	132,117
8.75%, 07/01/31(c)(d)	USD155	162,538
9.63%, 06/15/33(c)	USD120	133,836
Smyrna Ready Mix Concrete LLC
6.00%, 11/01/28(c)	USD130	129,893
8.88%, 11/15/31(c)	USD130	136,033
Snap, Inc.
6.88%, 03/01/33(c)(d)	USD155	151,046
6.88%, 03/15/34(c)	USD110	106,323
Solstice Advanced Materials, Inc., 5.63%, 09/30/33(c)	USD120	119,052
Security	Par (000)	Value
United States (continued)
Somnigroup International, Inc.
3.88%, 10/15/31(c)	USD125	$115,435
4.00%, 04/15/29(c)	USD50	48,273
Sonic Automotive, Inc.
4.63%, 11/15/29(c)(d)	USD65	63,498
4.88%, 11/15/31(c)(d)	USD77	73,851
Sotheby's, 8.25%, 04/15/31(c)	USD200	194,330
SS&C Technologies, Inc.
5.50%, 09/30/27(c)	USD220	219,816
6.50%, 06/01/32(c)	USD95	96,079
Stagwell Global LLC, 5.63%, 08/15/29(c)	USD135	128,391
Standard Building Solutions, Inc.
5.88%, 03/15/34(c)(d)	USD95	92,473
6.25%, 08/01/33(c)	USD130	129,637
6.50%, 08/15/32(c)	USD140	141,329
Standard Industries, Inc./New York
3.38%, 01/15/31(c)	USD145	131,505
4.38%, 07/15/30(c)	USD185	176,296
4.75%, 01/15/28(c)	USD110	109,320
Staples, Inc.
10.75%, 09/01/29(c)	USD300	287,192
12.75%, 01/15/30(c)	USD97	71,757
Star Parent, Inc., 9.00%, 10/01/30(c)	USD125	130,936
Starwood Property Trust, Inc.
5.25%, 10/15/28(c)	USD50	49,800
5.75%, 01/15/31(c)	USD75	74,836
6.00%, 04/15/30(c)	USD75	75,828
6.50%, 07/01/30(c)	USD75	76,954
6.50%, 10/15/30(c)	USD70	71,890
7.25%, 04/01/29(c)	USD65	67,365
Station Casinos LLC
4.50%, 02/15/28(c)	USD70	68,840
4.63%, 12/01/31(c)(d)	USD55	51,729
6.63%, 03/15/32(c)	USD75	75,789
Stonex Escrow Issuer LLC, 6.88%, 07/15/32(c)	USD70	72,453
StoneX Group, Inc., 7.88%, 03/01/31(c)	USD75	78,976
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.00%, 06/01/31(c)	USD90	86,553
Sunoco LP
3.88%, 06/16/26(c)	CAD75	55,184
4.38%, 03/26/29(c)	CAD100	72,809
4.50%, 10/01/29(c)	USD120	117,096
4.63%, 05/01/30(c)	USD105	102,103
5.38%, 07/15/31(c)	USD75	74,553
5.63%, 03/15/31(c)	USD115	115,376
5.63%, 07/15/34(c)	USD85	83,849
5.88%, 07/15/27(c)	USD65	65,054
5.88%, 03/15/34(c)	USD100	99,708
6.25%, 07/01/33(c)	USD130	132,753
6.63%, 08/15/32(c)	USD70	71,522
7.00%, 05/01/29(c)	USD60	61,621
7.25%, 05/01/32(c)	USD95	99,416
Sunoco LP/Sunoco Finance Corp.
4.50%, 05/15/29(d)	USD100	98,179
4.50%, 04/30/30	USD108	104,862
5.88%, 03/15/28	USD50	50,052
7.00%, 09/15/28(c)	USD70	71,701
Surgery Center Holdings, Inc., 7.25%, 04/15/32(c)(d)	USD150	149,479
SV RNO Property Owner 1 LLC, 5.88%, 03/01/31(c)	USD475	467,065
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® US & Intl High Yield Corp Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
United States (continued)
Sword Purchaser LLC
8.25%, 04/15/33(c)	USD65	$66,300
10.50%, 04/15/34(c)(d)	USD45	45,780
Synchrony Financial, 7.25%, 02/02/33	USD85	88,082
Talen Energy Supply LLC
6.25%, 02/01/34(c)	USD230	228,167
6.50%, 02/01/36(c)(d)	USD170	170,784
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
5.50%, 01/15/28(c)	USD95	94,809
6.00%, 12/31/30(c)	USD90	90,438
6.00%, 09/01/31(c)	USD90	90,471
6.75%, 03/15/34(c)	USD80	81,767
7.38%, 02/15/29(c)	USD95	97,743
Talos Production, Inc.
9.00%, 02/01/29(c)	USD85	88,700
9.38%, 02/01/31(c)(d)	USD95	101,079
Taylor Morrison Communities, Inc.
5.13%, 08/01/30(c)	USD70	69,663
5.75%, 01/15/28(c)	USD55	55,428
5.75%, 11/15/32(c)	USD70	70,735
Team Health Holdings, Inc.
8.38%, 06/30/28(c)	USD75	75,164
13.50%, 06/30/28, (9.00% Cash and 4.50% PIK)(c)(h)	USD103	108,081
Teleflex, Inc., 4.25%, 06/01/28(c)	USD100	98,680
Tenet Healthcare Corp.
4.25%, 06/01/29	USD210	204,495
4.38%, 01/15/30	USD230	222,866
4.63%, 06/15/28	USD60	59,330
5.13%, 11/01/27	USD170	169,888
5.50%, 11/15/32(c)	USD195	194,629
6.00%, 11/15/33(c)(d)	USD90	91,219
6.13%, 10/01/28	USD202	202,334
6.13%, 06/15/30	USD210	211,227
6.75%, 05/15/31	USD180	184,901
Tenneco, Inc., 8.00%, 11/17/28(c)	USD250	252,607
Terex Corp.
5.00%, 05/15/29(c)	USD75	74,411
6.25%, 10/15/32(c)	USD75	76,053
TerraForm Power Operating LLC
4.75%, 01/15/30(c)	USD85	82,433
5.00%, 01/31/28(c)	USD85	84,198
TKC Holdings, Inc.
8.50%, 08/15/30(c)	USD140	143,374
12.00%, 02/15/31(c)	USD95	98,784
TopBuild Corp.
4.13%, 02/15/32(c)	USD75	74,935
5.63%, 01/31/34(c)	USD90	91,165
TransDigm, Inc.
4.63%, 01/15/29	USD150	147,846
4.88%, 05/01/29	USD125	123,383
6.00%, 01/15/33(c)	USD220	222,121
6.13%, 07/31/34(c)	USD190	190,361
6.25%, 01/31/34(c)(d)	USD85	86,920
6.38%, 03/01/29(c)	USD335	341,867
6.38%, 05/31/33(c)	USD325	327,614
6.63%, 03/01/32(c)	USD280	287,678
6.75%, 08/15/28(c)	USD245	248,457
6.75%, 01/31/34(c)	USD240	246,403
6.88%, 12/15/30(c)	USD175	180,452
Security	Par (000)	Value
United States (continued)
7.13%, 12/01/31(c)	USD120	$124,578
Transocean International Ltd.
7.88%, 10/15/32(c)	USD60	64,280
8.25%, 05/15/29(c)	USD125	129,841
8.50%, 05/15/31(c)	USD130	137,543
8.75%, 02/15/30(c)	USD102	106,446
Travel and Leisure Co.
4.50%, 12/01/29(c)	USD65	62,740
6.00%, 04/01/27	USD50	50,078
6.13%, 09/01/33(c)	USD50	49,474
Tronox, Inc.
4.63%, 03/15/29(c)(d)	USD155	129,526
9.13%, 09/30/30(c)(d)	USD60	60,959
Twilio, Inc.
3.63%, 03/15/29(d)	USD65	62,451
3.88%, 03/15/31	USD50	46,718
U.S. Acute Care Solutions LLC, 9.75%, 05/15/29(c)(d)	USD150	141,739
U.S. Foods, Inc.
4.63%, 06/01/30(c)	USD55	53,802
4.75%, 02/15/29(c)	USD90	88,833
5.75%, 04/15/33(c)	USD55	55,305
6.88%, 09/15/28(c)	USD95	97,238
7.25%, 01/15/32(c)	USD95	98,831
UKG, Inc., 6.88%, 02/01/31(c)	USD325	315,882
United Airlines Holdings, Inc.
4.88%, 03/01/29(d)	USD125	123,398
5.38%, 03/01/31	USD140	138,003
United Rentals North America, Inc.
3.75%, 01/15/32	USD80	74,310
3.88%, 11/15/27	USD125	122,967
3.88%, 02/15/31	USD125	118,349
4.00%, 07/15/30(d)	USD95	91,103
4.88%, 01/15/28	USD195	194,625
5.25%, 01/15/30(d)	USD90	90,217
5.38%, 11/15/33(c)	USD195	192,822
6.13%, 03/15/34(c)	USD135	138,742
United Wholesale Mortgage LLC
5.50%, 04/15/29(c)	USD75	71,502
5.75%, 06/15/27(c)	USD70	69,704
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC, 6.00%, 01/15/30(c)(d)	USD75	72,453
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC
4.75%, 04/15/28(c)	USD65	64,812
6.50%, 02/15/29(c)	USD130	127,641
8.63%, 06/15/32(c)(d)	USD215	224,960
Series Feb, 8.63%, Series Feb, 06/15/32(c)	USD15	15,695
Univision Communications, Inc.
4.50%, 05/01/29(c)	USD155	147,898
7.38%, 06/30/30(c)	USD115	114,847
8.50%, 07/31/31(c)	USD165	167,544
8.88%, 04/15/33(c)	USD25	25,132
9.38%, 08/01/32(c)	USD195	201,644
USA Compression Partners LP/USA Compression Finance Corp.
6.25%, 10/01/33(c)(d)	USD105	105,962
7.13%, 03/15/29(c)	USD120	123,807
UWM Holdings LLC
6.25%, 03/15/31(c)	USD120	111,258
6.63%, 02/01/30(c)	USD100	96,057

2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® US & Intl High Yield Corp Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
United States (continued)
Vail Resorts, Inc.
5.63%, 07/15/30(c)	USD65	$64,681
6.50%, 05/15/32(c)	USD75	76,441
Valaris Ltd., 8.38%, 04/30/30(c)	USD120	124,976
Venture Global Calcasieu Pass LLC
3.88%, 11/01/33(c)	USD155	137,922
6.00%, 05/01/36(c)	USD40	40,209
6.25%, 01/15/30(c)	USD115	118,374
3.88%, 08/15/29(c)	USD150	143,645
4.13%, 08/15/31(c)	USD160	150,067
Venture Global LNG, Inc.
7.00%, 01/15/30(c)(d)	USD180	185,373
8.13%, 06/01/28(c)	USD280	286,504
8.38%, 06/01/31(c)(d)	USD290	302,238
9.50%, 02/01/29(c)	USD365	398,541
9.88%, 02/01/32(c)(d)	USD250	268,350
Venture Global Plaquemines LNG LLC
6.13%, 12/15/30(c)(d)	USD235	242,339
6.50%, 01/15/34(c)	USD235	246,181
6.50%, 06/15/34(c)	USD140	145,965
6.75%, 01/15/36(c)	USD240	254,969
7.50%, 05/01/33(c)	USD155	172,040
7.75%, 05/01/35(c)	USD160	179,682
Veritiv Operating Co., 10.50%, 11/30/30(c)	USD125	131,602
Versant Media Group, Inc., 7.25%, 01/30/31(c)	USD140	144,834
VF Corp.
0.25%, 02/25/28	EUR100	109,184
0.63%, 02/25/32	EUR100	93,871
2.95%, 04/23/30	USD75	68,054
Viasat, Inc.
6.50%, 07/15/28(c)	USD65	64,842
7.50%, 05/30/31(c)	USD95	95,084
Viking Cruises Ltd.
5.88%, 10/15/33(c)	USD200	200,520
7.00%, 02/15/29(c)(d)	USD50	50,124
9.13%, 07/15/31(c)	USD100	105,079
VoltaGrid LLC, 7.38%, 11/01/30(c)	USD265	274,689
Voyager Parent LLC, 9.25%, 07/01/32(c)	USD222	236,122
Wand NewCo 3, Inc., 7.63%, 01/30/32(c)	USD140	145,639
Wayfair LLC
6.75%, 11/15/32(c)	USD95	95,993
7.25%, 10/31/29(c)	USD100	102,465
7.75%, 09/15/30(c)	USD75	77,776
WBI Operating LLC
6.25%, 10/15/30(c)	USD100	101,332
6.50%, 10/15/33(c)	USD100	101,038
Weatherford International Ltd., 6.75%, 10/15/33(c)	USD185	191,711
WESCO Distribution, Inc.
5.25%, 04/15/31(c)	USD90	89,921
5.50%, 04/15/34(c)	USD110	109,782
6.38%, 03/15/29(c)	USD125	127,739
6.38%, 03/15/33(c)(d)	USD95	98,013
6.63%, 03/15/32(c)	USD115	119,053
7.25%, 06/15/28(c)	USD140	140,367
Whirlpool Corp.
4.75%, 02/26/29	USD75	72,469
6.13%, 06/15/30(d)	USD90	87,992
6.50%, 06/15/33(d)	USD65	62,211
Whirlpool EMEA Finance SARL, 0.50%, 02/20/28	EUR100	109,506
Williams Scotsman, Inc.
4.63%, 08/15/28(c)	USD65	64,330
Security	Par (000)	Value
United States (continued)
6.63%, 06/15/29(c)	USD55	$56,402
6.63%, 04/15/30(c)	USD65	66,844
7.38%, 10/01/31(c)(d)	USD95	98,805
Windstream Services LLC, 7.50%, 10/15/33(c)	USD165	173,875
Windstream Services LLC/Windstream Escrow Finance Corp., 8.25%, 10/01/31(c)	USD275	290,946
WR Grace Holdings LLC
5.63%, 08/15/29(c)	USD145	137,909
6.63%, 08/15/32(c)	USD85	84,404
7.00%, 08/01/33(c)	USD75	74,811
WULF Compute LLC, 7.75%, 10/15/30(c)	USD460	483,649
Wyndham Hotels & Resorts, Inc.
4.38%, 08/15/28(c)(d)	USD75	73,884
5.63%, 03/01/33(c)	USD95	93,960
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.
5.13%, 10/01/29(c)	USD100	99,127
6.25%, 03/15/33(c)(d)	USD120	120,477
7.13%, 02/15/31(c)	USD130	138,027
Xerox Corp.
10.25%, 10/15/30(c)	USD45	37,607
13.50%, 04/15/31(c)	USD50	28,069
Xerox Holdings Corp.
5.50%, 08/15/28(c)	USD100	47,825
8.88%, 11/30/29(c)	USD65	23,621
XPLR Infrastructure Operating Partners LP
4.50%, 09/15/27(c)(d)	USD60	59,512
7.25%, 01/15/29(c)	USD100	103,860
7.75%, 04/15/34(c)(d)	USD90	94,299
8.38%, 01/15/31(c)	USD105	112,086
8.63%, 03/15/33(c)	USD115	123,204
XPO, Inc.
7.13%, 06/01/31(c)(d)	USD45	46,578
7.13%, 02/01/32(c)	USD100	104,272
Yum! Brands, Inc.
3.63%, 03/15/31	USD120	111,844
4.63%, 01/31/32	USD130	125,089
4.75%, 01/15/30(c)	USD125	123,596
5.38%, 04/01/32	USD170	170,137
Zayo Group Holdings, Inc.
9.25%, 03/09/30, (5.75% Cash and 0.50% PIK)(c)(h)	USD136	135,804
13.75%, 09/09/30, (7.13% Cash and 1.88% PIK)(c)(d)(h)	USD90	89,043
		131,521,975
Total Corporate Bonds & Notes — 95.4% (Cost: $196,470,973)		195,784,149
Floating Rate Loan Interests
United States — 0.1%
SAKS Global Enterprises LLC
14.68%, DIP First Out Interim Delayed Draw Term Loan, 01/14/33(b)	$226	207,765
16.16%, DIP Second Out Roll-Up DDTL, 07/15/26(b)	53	23,511
16.17%, 07/15/26	97	42,821
Total Floating Rate Loan Interests — 0.1% (Cost: $292,985)		274,097
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® US & Intl High Yield Corp Bond ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
United States — 0.0%
Incora Top Holdco LLC, NVS(c)(d)(j)	83	$513
Incora Top Holdco LLC, NVS(j)	1,268	7,836
		8,349
Total Common Stocks — 0.0% (Cost: $79,597)		8,349
Total Long-Term Investments — 95.5% (Cost: $196,843,555)		196,066,595
Short-Term Securities
Money Market Funds — 9.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.83%(k)(l)(m)	17,552,595	17,557,861
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.61%(k)(l)	2,380,000	2,380,000
Total Short-Term Securities — 9.7% (Cost: $19,930,500)		19,937,861
Total Investments — 105.2% (Cost: $216,774,055)		216,004,456
Liabilities in Excess of Other Assets — (5.2)%		(10,703,198)
Net Assets — 100.0%		$205,301,258

(a)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	All or a portion of this security is on loan.
(e)	Issuer filed for bankruptcy and/or is in default.
(f)	Non-income producing security.
(g)	Perpetual security with no stated maturity date.
(h)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(i)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(j)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(k)	Affiliate of the Fund.
(l)	Annualized 7-day yield as of period end.
(m)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/26	Shares Held at 04/30/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$22,035,087	$—	$(4,472,362)(a)	$(1,190)	$(3,674)	$17,557,861	17,552,595	$48,587 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	3,030,000	—	(650,000)(a)	—	—	2,380,000	2,380,000	33,849	—
				$(1,190)	$(3,674)	$19,937,861		$82,436	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares® US & Intl High Yield Corp Bond ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$195,777,150	$6,999	$195,784,149
Floating Rate Loan Interests	—	274,097	—	274,097
Common Stocks	—	—	8,349	8,349
Short-Term Securities
Money Market Funds	19,937,861	—	—	19,937,861
	$19,937,861	$196,051,247	$15,348	$216,004,456
See notes to financial statements.
Schedule of Investments

Statements of Assets and Liabilities (unaudited)
April 30, 2026

	iShares Euro High Yield Corporate Bond USD Hedged ETF	iShares J.P. Morgan EM Corporate Bond ETF	iShares J.P. Morgan EM High Yield Bond ETF	iShares J.P. Morgan EM Local Currency Bond ETF
ASSETS
Investments, at value—unaffiliated(a)(b)	$187,873,805	$383,155,508	$566,903,821	$706,053,477
Investments, at value—affiliated(c)	320,000	25,013,129	61,361,546	660,000
Cash	1,609	225,628	—	3,993
Foreign currency, at value(d)	2,000,203	11,243	6,402	7,314,649
Receivables:
Investments sold	3,023,390	3,086,566	6,628,660	5,665,203
Securities lending income—affiliated	—	8,180	20,244	—
Capital shares sold	372,905	42,525	333,066	—
Dividends—affiliated	875	11,120	12,534	27,736
Interest—unaffiliated	3,028,441	5,143,683	9,547,917	13,768,979
Unrealized appreciation on forward foreign currency exchange contracts	755,502	—	—	—
Total assets	197,376,730	416,697,582	644,814,190	733,494,037
LIABILITIES
Bank overdraft	—	—	332,553	—
Collateral on securities loaned, at value	—	18,996,771	53,187,427	—
Payables:
Investments purchased	2,386,366	7,005,621	6,639,306	6,770,152
Deferred foreign capital gain tax	—	—	—	39,982
Foreign taxes	—	—	—	2,904
Investment advisory fees	51,677	159,250	238,463	182,603
Unrealized depreciation on forward foreign currency exchange contracts	3,880,437	—	—	—
Total liabilities	6,318,480	26,161,642	60,397,749	6,995,641
Commitments and contingent liabilities
NET ASSETS	$191,058,250	$390,535,940	$584,416,441	$726,498,396
NET ASSETS CONSIST OF
Paid-in capital	$196,887,778	$433,734,810	$687,309,589	$793,563,320
Accumulated loss	(5,829,528)	(43,198,870)	(102,893,148)	(67,064,924)
NET ASSETS	$191,058,250	$390,535,940	$584,416,441	$726,498,396
NET ASSET VALUE
Shares outstanding	3,600,000	8,550,000	14,500,000	17,400,000
Net asset value	$53.07	$45.68	$40.30	$41.75
Shares authorized	500 million	500 million	500 million	500 million
Par value	$0.001	$0.001	$0.001	$0.001
(a) Investments, at cost—unaffiliated	$188,008,089	$389,320,186	$563,218,410	$703,585,187
(b) Securities loaned, at value	$—	$18,133,464	$52,146,277	$—
(c) Investments, at cost—affiliated	$320,000	$25,014,080	$61,364,263	$660,000
(d) Foreign currency, at cost	$1,995,571	$10,428	$6,091	$7,361,479
See notes to financial statements.

2026 iShares Semi-Annual Financial Statements and Additional Information

Statements of Assets and Liabilities (unaudited)(continued)
April 30, 2026

iShares US & Intl High Yield Corp Bond ETF
ASSETS
Investments, at value—unaffiliated(a)(b)	$196,066,595
Investments, at value—affiliated(c)	19,937,861
Cash	154,038
Foreign currency, at value(d)	1,116,999
Receivables:
Investments sold	3,549,550
Securities lending income—affiliated	7,798
Loans	2,165
Dividends—affiliated	7,737
Interest—unaffiliated	3,229,079
Total assets	224,071,822
LIABILITIES
Collateral on securities loaned, at value	17,562,928
Payables:
Investments purchased	1,140,427
Investment advisory fees	67,209
Total liabilities	18,770,564
Commitments and contingent liabilities
NET ASSETS	$205,301,258
NET ASSETS CONSIST OF
Paid-in capital	$216,819,997
Accumulated loss	(11,518,739)
NET ASSETS	$205,301,258
NET ASSET VALUE
Shares outstanding	4,500,000
Net asset value	$45.62
Shares authorized	500 million
Par value	$0.001
(a) Investments, at cost—unaffiliated	$196,843,555
(b) Securities loaned, at value	$16,898,896
(c) Investments, at cost—affiliated	$19,930,500
(d) Foreign currency, at cost	$1,107,826
See notes to financial statements.
Statements of Assets and Liabilities

Statements of Operations (unaudited)
Six Months Ended April 30, 2026

	iShares Euro High Yield Corporate Bond USD Hedged ETF	iShares J.P. Morgan EM Corporate Bond ETF	iShares J.P. Morgan EM High Yield Bond ETF	iShares J.P. Morgan EM Local Currency Bond ETF
INVESTMENT INCOME
Dividends—affiliated	$4,487	$48,200	$66,829	$68,284
Interest—unaffiliated	3,096,119	11,015,374	19,884,856	24,138,311
Securities lending income—affiliated—net	—	71,226	140,339	—
Other income—unaffiliated	438	6,817	9,863	—
Foreign taxes withheld	(2,421)	—	—	(319,538)
Total investment income	3,098,623	11,141,617	20,101,887	23,887,057
EXPENSES
Investment advisory	220,383	982,198	1,382,346	1,062,367
Commitment costs	—	—	—	3,389
Interest expense	—	—	477	110
Total expenses	220,383	982,198	1,382,823	1,065,866
Net investment income	2,878,240	10,159,419	18,719,064	22,821,191
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments—unaffiliated(a)	23,674	(551,981)	(1,853,588)	(6,182,986)
Investments—affiliated	—	(4,984)	(9,025)	—
Forward foreign currency exchange contracts	2,302,687	—	—	—
Foreign currency transactions	35,984	—	—	98,722
In-kind redemptions—unaffiliated(b)	358,018	171,040	385,253	1,616,539
	2,720,363	(385,925)	(1,477,360)	(4,467,725)
Net change in unrealized appreciation (depreciation) on:
Investments—unaffiliated(c)	(1,078,295)	(3,328,776)	607,423	(1,761,859)
Investments—affiliated	—	(548)	(1,007)	—
Forward foreign currency exchange contracts	(3,220,605)	—	—	—
Foreign currency translations	22,535	191	91	(20,332)
	(4,276,365)	(3,329,133)	606,507	(1,782,191)
Net realized and unrealized loss	(1,556,002)	(3,715,058)	(870,853)	(6,249,916)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,322,238	$6,444,361	$17,848,211	$16,571,275
(a) Net of foreign capital gain tax and capital gain tax refund, if applicable of	$—	$—	$—	$(364,752)
(b) See Note 2 of the Notes to Financial Statements.
(c) Net of reduction in deferred foreign capital gain tax of	$—	$—	$—	$177,518
See notes to financial statements.

2026 iShares Semi-Annual Financial Statements and Additional Information

Statements of Operations (unaudited)(continued)
Six Months Ended April 30, 2026

iShares US & Intl High Yield Corp Bond ETF
INVESTMENT INCOME
Dividends—affiliated	$33,849
Interest—unaffiliated	6,334,584
Securities lending income—affiliated—net	48,587
Other income—unaffiliated	1,395
Foreign taxes withheld	(473)
Total investment income	6,417,942
EXPENSES
Investment advisory	396,862
Total expenses	396,862
Net investment income	6,021,080
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments—unaffiliated	(357,484)
Investments—affiliated	(1,190)
Foreign currency transactions	(17,600)
(376,274)
Net change in unrealized appreciation (depreciation) on:
Investments—unaffiliated	(1,171,003)
Investments—affiliated	(3,674)
Foreign currency translations	26,765
(1,147,912)
Net realized and unrealized loss	(1,524,186)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$4,496,894
See notes to financial statements.
Statements of Operations

Statements of Changes in Net Assets

	iShares Euro High Yield Corporate Bond USD Hedged ETF		iShares J.P. Morgan EM Corporate Bond ETF
	Six Months Ended 04/30/26 (unaudited)	Year Ended 10/31/25	Six Months Ended 04/30/26 (unaudited)	Year Ended 10/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$2,878,240	$2,486,354	$10,159,419	$20,467,775
Net realized gain (loss)	2,720,363	359,760	(385,925)	(1,589,586)
Net change in unrealized appreciation (depreciation)	(4,276,365)	1,754,632	(3,329,133)	9,409,739
Net increase in net assets resulting from operations	1,322,238	4,600,746	6,444,361	28,287,928
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(4,083,669)(b)	(2,161,932)	(10,269,237)(b)	(20,820,423)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	122,884,594	17,297,310	2,696,097	(60,235,291)
NET ASSETS
Total increase (decrease) in net assets	120,123,163	19,736,124	(1,128,779)	(52,767,786)
Beginning of period	70,935,087	51,198,963	391,664,719	444,432,505
End of period	$191,058,250	$70,935,087	$390,535,940	$391,664,719

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
See notes to financial statements.

2026 iShares Semi-Annual Financial Statements and Additional Information

Statements of Changes in Net Assets(continued)

	iShares J.P. Morgan EM High Yield Bond ETF		iShares J.P. Morgan EM Local Currency Bond ETF
	Six Months Ended 04/30/26 (unaudited)	Year Ended 10/31/25	Six Months Ended 04/30/26 (unaudited)	Year Ended 10/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$18,719,064	$32,830,167	$22,821,191	$23,010,076
Net realized loss	(1,477,360)	(1,315,455)	(4,467,725)	(9,124,553)
Net change in unrealized appreciation (depreciation)	606,507	22,405,320	(1,782,191)	22,511,989
Net increase in net assets resulting from operations	17,848,211	53,920,032	16,571,275	36,397,512
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(17,630,468)(b)	(32,917,161)	(15,229,200)(b)	—
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	66,811,689	38,716,372	296,066,798	30,222,614
NET ASSETS
Total increase in net assets	67,029,432	59,719,243	297,408,873	66,620,126
Beginning of period	517,387,009	457,667,766	429,089,523	362,469,397
End of period	$584,416,441	$517,387,009	$726,498,396	$429,089,523

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
See notes to financial statements.
Statements of Changes in Net Assets

Statements of Changes in Net Assets(continued)

	iShares US & Intl High Yield Corp Bond ETF
	Six Months Ended 04/30/26 (unaudited)	Year Ended 10/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$6,021,080	$10,013,716
Net realized gain (loss)	(376,274)	614,237
Net change in unrealized appreciation (depreciation)	(1,147,912)	3,449,424
Net increase in net assets resulting from operations	4,496,894	14,077,377
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(6,172,557)(b)	(9,937,489)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	13,846,221	40,949,557
NET ASSETS
Total increase in net assets	12,170,558	45,089,445
Beginning of period	193,130,700	148,041,255
End of period	$205,301,258	$193,130,700

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
See notes to financial statements.

2026 iShares Semi-Annual Financial Statements and Additional Information

Financial Highlights
(For a share outstanding throughout each period)

	iShares Euro High Yield Corporate Bond USD Hedged ETF
	Six Months Ended 04/30/26 (unaudited)	Year Ended 10/31/25	Year Ended 10/31/24	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21
Net asset value, beginning of period	$54.57	$51.20	$45.84	$39.74	$54.74	$51.94
Net investment income(a)	1.21	2.53	2.46	2.07	1.38	1.44
Net realized and unrealized gain (loss)(b)	(0.30)	3.24	4.58	4.30	(14.76)	2.18
Net increase (decrease) from investment operations	0.91	5.77	7.04	6.37	(13.38)	3.62
Distributions(c)
From net investment income	(2.41)(d)	(2.40)	(1.68)	(0.27)	(1.56)	(0.82)
Return of capital	—	—	—	—	(0.06)	—
Total distributions	(2.41)	(2.40)	(1.68)	(0.27)	(1.62)	(0.82)
Net asset value, end of period	$53.07	$54.57	$51.20	$45.84	$39.74	$54.74
Total Return(e)
Based on net asset value	1.72%(f)	12.02%	15.56%	16.06%	(25.15)%	6.90%
Ratios to Average Net Assets(g)
Total expenses	0.35%(h)	0.40%	0.40%	0.40%	0.40%	0.40%
Net investment income	4.58%(h)	4.89%	4.99%	4.54%	2.92%	2.56%
Supplemental Data
Net assets, end of period (000)	$191,058	$70,935	$51,199	$45,841	$31,796	$71,161
Portfolio turnover rate(i)	16%	61%	46%	33%	23%	33%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Not annualized.
(g) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h) Annualized.
(i) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Financial Highlights

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares J.P. Morgan EM Corporate Bond ETF
	Six Months Ended 04/30/26 (unaudited)	Year Ended 10/31/25	Year Ended 10/31/24	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21
Net asset value, beginning of period	$46.08	$45.12	$41.48	$40.27	$51.32	$51.13
Net investment income(a)	1.17	2.33	2.25	2.04	1.68	1.75
Net realized and unrealized gain (loss)(b)	(0.39)	0.98	3.66	1.21	(10.93)	0.23
Net increase (decrease) from investment operations	0.78	3.31	5.91	3.25	(9.25)	1.98
Distributions from net investment income(c)	(1.18)(d)	(2.35)	(2.27)	(2.04)	(1.80)	(1.79)
Net asset value, end of period	$45.68	$46.08	$45.12	$41.48	$40.27	$51.32
Total Return(e)
Based on net asset value	1.73%(f)	7.58%	14.50%	8.06%	(18.42)%	3.88%
Ratios to Average Net Assets(g)
Total expenses	0.50%(h)	0.50%	0.50%	0.50%	0.50%	0.50%
Net investment income	5.17%(h)	5.16%	5.09%	4.76%	3.62%	3.36%
Supplemental Data
Net assets, end of period (000)	$390,536	$391,665	$444,433	$414,835	$285,898	$518,363
Portfolio turnover rate(i)	13%	33%	30%	25%	18%	16%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Not annualized.
(g) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h) Annualized.
(i) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

2026 iShares Semi-Annual Financial Statements and Additional Information

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares J.P. Morgan EM High Yield Bond ETF
	Six Months Ended 04/30/26 (unaudited)	Year Ended 10/31/25	Year Ended 10/31/24	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21
Net asset value, beginning of period	$40.26	$38.46	$33.49	$32.19	$43.61	$43.06
Net investment income(a)	1.35	2.74	2.56	2.41	2.34	2.43
Net realized and unrealized gain (loss)(b)	(0.03)	1.81	4.89	1.37	(11.36)	0.68
Net increase (decrease) from investment operations	1.32	4.55	7.45	3.78	(9.02)	3.11
Distributions from net investment income(c)	(1.28)(d)	(2.75)	(2.48)	(2.48)	(2.40)	(2.56)
Net asset value, end of period	$40.30	$40.26	$38.46	$33.49	$32.19	$43.61
Total Return(e)
Based on net asset value	3.35%(f)	12.43%	22.87%	11.82%	(21.35)%	7.16%
Ratios to Average Net Assets(g)
Total expenses	0.50%(h)	0.50%	0.50%	0.50%	0.50%	0.50%
Total expenses after fees waived	0.50%(h)	0.50%	0.50%	0.50%	0.50%	0.49%
Net investment income	6.77%(h)	7.10%	6.94%	6.97%	6.13%	5.40%
Supplemental Data
Net assets, end of period (000)	$584,416	$517,387	$457,668	$306,452	$291,297	$475,355
Portfolio turnover rate(i)	17%	32%	22%	20%	16%	23%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Not annualized.
(g) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h) Annualized.
(i) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Financial Highlights

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares J.P. Morgan EM Local Currency Bond ETF
	Six Months Ended 04/30/26 (unaudited)	Year Ended 10/31/25	Year Ended 10/31/24	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21
Net asset value, beginning of period	$41.26	$36.99	$34.65	$32.09	$41.73	$41.68
Net investment income(a)	1.33	2.54	2.37	2.25	1.95	2.06
Net realized and unrealized gain (loss)(b)	0.18	1.73	0.46	0.61	(10.06)	(2.01)
Net increase (decrease) from investment operations	1.51	4.27	2.83	2.86	(8.11)	0.05
Distributions from net investment income(c)	(1.02)(d)	—	(0.49)	(0.30)	(1.53)	—
Net asset value, end of period	$41.75	$41.26	$36.99	$34.65	$32.09	$41.73
Total Return(e)
Based on net asset value	3.69%(f)	11.54%	8.18%	8.92%	(20.04)%	0.12%
Ratios to Average Net Assets(g)
Total expenses	0.30%(h)	0.30%	0.30%	0.30%	0.30%	0.30%
Net investment income	6.44%(h)	6.59%	6.52%	6.31%	5.37%	4.72%
Supplemental Data
Net assets, end of period (000)	$726,498	$429,090	$362,469	$471,300	$346,525	$517,427
Portfolio turnover rate(i)	21%	29%	31%	45%	47%	29%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Not annualized.
(g) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h) Annualized.
(i) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

2026 iShares Semi-Annual Financial Statements and Additional Information

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares US & Intl High Yield Corp Bond ETF
	Six Months Ended 04/30/26 (unaudited)	Year Ended 10/31/25	Year Ended 10/31/24	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21
Net asset value, beginning of period	$45.98	$44.86	$40.91	$40.03	$49.61	$47.80
Net investment income(a)	1.38	2.76	2.66	2.47	2.02	2.09
Net realized and unrealized gain (loss)(b)	(0.32)	1.12	3.88	0.71	(9.53)	1.99
Net increase (decrease) from investment operations	1.06	3.88	6.54	3.18	(7.51)	4.08
Distributions from net investment income(c)	(1.42)(d)	(2.76)	(2.59)	(2.30)	(2.07)	(2.27)
Net asset value, end of period	$45.62	$45.98	$44.86	$40.91	$40.03	$49.61
Total Return(e)
Based on net asset value	2.34%(f)	8.97%	16.38%	7.93%	(15.46)%	8.56%
Ratios to Average Net Assets(g)
Total expenses	0.40%(h)	0.40%	0.40%	0.40%	0.40%	0.40%
Net investment income	6.07%(h)	6.12%	6.07%	5.91%	4.48%	4.16%
Supplemental Data
Net assets, end of period (000)	$205,301	$193,131	$148,041	$122,717	$100,077	$193,464
Portfolio turnover rate(i)	13%	26%	27%	19%	16%	31%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Not annualized.
(g) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h) Annualized.
(i) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Financial Highlights

Notes to Financial Statements (unaudited)
1. ORGANIZATION
iShares, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company is organized as a Maryland corporation and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
iShares ETF	Diversification Classification
Euro High Yield Corporate Bond USD Hedged(a)	Diversified
J.P. Morgan EM Corporate Bond	Diversified
J.P. Morgan EM High Yield Bond	Diversified
J.P. Morgan EM Local Currency Bond	Non-diversified
US & Intl High Yield Corp Bond	Diversified

(a)	Formerly the iShares International High Yield Bond ETF.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method.  Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Interest income, including amortization and accretion of premiums and discounts on debt securities, and payment-in-kind interest are recognized daily on an accrual basis.
Foreign Currency Translation: Each Fund's books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions.  All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests.  These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows:  foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of April 30, 2026, if any, are disclosed in the Statements of Assets and Liabilities.
The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Cash: The Funds may maintain cash at their custodian which, at times may exceed United States federally insured limits. The Funds may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

2026 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
Segment Reporting: The Chief Financial Officer acts as the Funds’ Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since each Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within each Fund’s financial statements.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment  Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date.  U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Directors of the Company (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds' investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
• Equity investments (except ETF options, equity index options or those that are customized) traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded or, if a reported closing price is not available, the last traded price on the exchange or market on which the security or instrument is primarily traded at the time of valuation or last available bid (long positions) or ask (short positions) price.
• Fixed-income investments and certain derivative instruments for which market quotations are readily available are generally valued using the last available bid price (including evaluated prices) provided by independent dealers or third-party pricing services. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots of securities in certain asset classes may trade at lower prices than institutional round lots, and the value ultimately realized when the securities are sold could differ from the prices used by a fund. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless BFA determines such method does not represent fair value.
• Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
• Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of trading on the New York Stock Exchange (“NYSE”) based on that day’s prevailing forward exchange rate for the underlying currencies.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the New York Stock Exchange (“NYSE”). Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).  The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)
Fair  Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
• Level  2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. SECURITIES AND OTHER INVESTMENTS
Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.
Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions.  The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. Government.  The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities.  The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day.  During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments.  The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

2026 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
J.P. Morgan EM Corporate Bond
Barclays Bank PLC	$4,826,280	$(4,826,280)	$—	$—
Barclays Capital, Inc.	466,710	(466,710)	—	—
BNP Paribas SA	3,268,395	(3,268,395)	—	—
BofA Securities, Inc.	1,924,067	(1,924,067)	—	—
Citigroup Global Markets, Inc.	1,674,050	(1,674,050)	—	—
J.P. Morgan Securities LLC	1,272,093	(1,272,093)	—	—
Jefferies LLC	1,743,016	(1,743,016)	—	—
Morgan Stanley	1,226,932	(1,226,932)	—	—
National Bank Financial Inc.	104,880	(104,880)	—	—
Nomura Securities International, Inc.	447,679	(447,679)	—	—
Pershing LLC	153,111	(153,111)	—	—
Scotia Capital (USA), Inc.	222,820	(222,820)	—	—
UBS Securities LLC	2,073	(2,073)	—	—
Wells Fargo Securities LLC	801,358	(801,358)	—	—
	$18,133,464	$(18,133,464)	$—	$—
J.P. Morgan EM High Yield Bond
Barclays Bank PLC	$13,652,979	$(13,652,979)	$—	$—
Barclays Capital, Inc.	1,125,643	(1,125,643)	—	—
BMO Capital Markets Corp.	204,440	(204,440)	—	—
BNP Paribas SA	5,776,675	(5,776,675)	—	—
BofA Securities, Inc.	11,322,336	(10,032,262)	—	1,290,074(b)
Citigroup Global Markets, Inc.	3,664,278	(3,664,278)	—	—
Goldman Sachs & Co. LLC	814,469	(814,469)	—	—
J.P. Morgan Securities LLC	2,059,657	(2,059,657)	—	—
Jefferies LLC	2,788,082	(2,788,082)	—	—
Morgan Stanley	2,675,716	(2,675,716)	—	—
Nomura Securities International, Inc.	3,768,952	(3,768,952)	—	—
Pershing LLC	2,298,450	(2,298,450)	—	—
Scotia Capital (USA), Inc.	944,195	(944,195)	—	—
TD Securities (USA) LLC – Cowen	980,000	(980,000)	—	—
UBS AG	1,610	(1,610)	—	—
UBS Securities LLC	68,795	(68,795)	—	—
	$52,146,277	$(50,856,203)	$—	$1,290,074
US & Intl High Yield Corp Bond
Barclays Bank PLC	$2,726,347	$(2,726,347)	$—	$—
Barclays Capital, Inc.	504,283	(504,283)	—	—
BMO Capital Markets Corp.	10,092	(10,092)	—	—
BNP Paribas SA	1,342,209	(1,342,209)	—	—
BofA Securities, Inc.	384,959	(384,959)	—	—
Citadel Clearing LLC	425,570	(425,570)	—	—
Citigroup Global Markets, Inc.	425,063	(425,063)	—	—
Deutsche Bank Securities, Inc.	2,758,558	(2,758,558)	—	—
Goldman Sachs & Co. LLC	653,807	(653,807)	—	—
J.P. Morgan Securities LLC	1,759,723	(1,759,723)	—	—
Jefferies LLC	242,176	(242,176)	—	—
Morgan Stanley	116,762	(116,762)	—	—
National Bank Financial Inc.	350,014	(350,014)	—	—
Nomura Securities International, Inc.	147,750	(147,750)	—	—
Pershing LLC	482,040	(482,040)	—	—
RBC Capital Markets LLC	1,644,513	(1,644,513)	—	—
Scotia Capital (USA), Inc.	465,170	(465,170)	—	—
Scotia Capital Inc	350,783	(350,783)	—	—
State Street Bank & Trust Co.	233,368	(233,368)	—	—
TD Securities (USA) LLC – Cowen	361,058	(361,058)	—	—
Wells Fargo Bank N.A.	381,125	(381,125)	—	—
Wells Fargo Securities LLC	1,133,526	(1,133,526)	—	—
	$16,898,896	$(16,898,896)	$—	$—
Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)

(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s
Statements of Assets and Liabilities.

(b)
The market value of the loaned securities is determined as of April 30, 2026. Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by a counterparty.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock Finance, Inc. BlackRock Finance, Inc.'s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5. DERIVATIVE FINANCIAL INSTRUMENTS
Forward Foreign Currency Exchange Contracts: Forward foreign currency exchange contracts are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).
A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Funds are denominated and in some cases, may be used to obtain exposure to a particular market. The contracts are traded over-the-counter (“OTC”) and not on an organized exchange.
The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation or depreciation in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the value at the time it was opened and the value at the time it was closed.  Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a contract changes unfavorably due to movements in the value of the referenced foreign currencies, and such value may exceed the amount(s) reflected in the Statements of Assets and Liabilities. Cash amounts pledged for forward foreign currency exchange contracts are considered restricted and are included in cash pledged as collateral for OTC derivatives in the Statements of  Assets and Liabilities.   A fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund.
6. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Company, BFA manages the investment of each Fund’s assets.  BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent directors).
For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:
iShares ETF	Investment Advisory Fees
Euro High Yield Corporate Bond USD Hedged	0.35%
J.P. Morgan EM Corporate Bond	0.50
J.P. Morgan EM High Yield Bond	0.50
J.P. Morgan EM Local Currency Bond	0.30
US & Intl High Yield Corp Bond	0.40
Effective November 3, 2025, for its investment advisory services to the iShares Euro High Yield Corporate Bond USD Hedged ETF, BFA is entitled to an annual investment advisory fee of 0.35%, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund. Prior to November 3, 2025, BFA was entitled to an annual investment advisory fee of 0.40%, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund.
Sub-Adviser: BFA has entered into a sub-advisory agreement with BlackRock International Limited (“BIL”), an affiliate of BFA, under which BFA pays BIL for services it provides to the iShares Euro High Yield Corporate Bond USD Hedged ETF, iShares J.P. Morgan EM Corporate Bond ETF, iShares J.P. Morgan EM High Yield Bond ETF, iShares J.P. Morgan EM Local Currency Bond ETF and iShares US & Intl High Yield Corp Bond ETF.  BFA has entered into a separate sub-advisory agreement with  BlackRock (Singapore) Limited (“BRS”, together with BlackRock International Limited, the “Sub-Advisers”), both affiliates of BFA, under which BFA pays BRS for services it provides to the iShares J.P. Morgan EM Local Currency Bond ETF.
Distributor: BlackRock Investments, LLC ("BRIL"), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
ETF Servicing Fees: Each Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Funds do not pay BRIL for ETF Services.

2026 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
Securities Lending: The U.S. Securities and Exchange Commission ("SEC") has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. ("BTC"), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions.  As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund's total net redemptions on a single day exceed 5% of the money market fund's net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If BlackRock Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares ETF Complex in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the six months ended April 30, 2026, the Funds paid BTC the following amounts for securities lending agent services:
iShares ETF	Amounts
J.P. Morgan EM Corporate Bond	$19,131
J.P. Morgan EM High Yield Bond	38,588
US & Intl High Yield Corp Bond	14,231
Directors and Officers: Certain directors and/or officers of the Company are directors and/or officers of BlackRock or its affiliates.
Other Transactions: Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate.  The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
7. PURCHASES AND SALES
For the six months ended April 30, 2026, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
iShares ETF	Purchases	Sales
Euro High Yield Corporate Bond USD Hedged	$21,065,348	$20,496,923
J.P. Morgan EM Corporate Bond	49,397,961	50,308,257
J.P. Morgan EM High Yield Bond	91,140,308	95,524,566
J.P. Morgan EM Local Currency Bond	359,127,067	142,737,492
US & Intl High Yield Corp Bond	24,857,686	25,843,809
Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)
For the six months ended April 30, 2026, in-kind transactions were as follows:
iShares ETF	In-kind Purchases	In-kind Sales
Euro High Yield Corporate Bond USD Hedged	$129,037,229	$10,088,090
J.P. Morgan EM Corporate Bond	26,381,806	23,894,309
J.P. Morgan EM High Yield Bond	79,827,100	15,222,500
J.P. Morgan EM Local Currency Bond	119,602,927	43,154,882
US & Intl High Yield Corp Bond	13,205,750	—
8. INCOME TAX INFORMATION
Each Fund is treated as an entity separate from the Company’s other funds for federal income tax purposes.  It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of April 30, 2026, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.
As of October 31, 2025, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:
iShares ETF	Non-Expiring Capital Loss Carryforwards(a)
Euro High Yield Corporate Bond USD Hedged	$(6,408,650)
J.P. Morgan EM Corporate Bond	(36,151,555)
J.P. Morgan EM High Yield Bond	(106,491,825)
J.P. Morgan EM Local Currency Bond	(84,916,448)
US & Intl High Yield Corp Bond	(11,183,346)

(a)	Amounts available to offset future realized capital gains.
As of April 30, 2026, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Euro High Yield Corporate Bond USD Hedged	$188,526,998	$2,907,937	$(6,366,065)	$(3,458,128)
J.P. Morgan EM Corporate Bond	416,429,051	5,459,074	(13,719,488)	(8,260,414)
J.P. Morgan EM High Yield Bond	626,803,711	19,038,484	(17,576,828)	1,461,656
J.P. Morgan EM Local Currency Bond	707,172,453	24,940,951	(25,399,927)	(458,976)
US & Intl High Yield Corp Bond	216,998,164	4,349,641	(5,343,349)	(993,708)
9. LINE OF CREDIT
The iShares J.P. Morgan EM Local Currency Bond ETF, along with certain other iShares funds (“Participating Funds”), is a party to a $900 million credit agreement (“Syndicated Credit Agreement”) with a group of lenders, which expires on October 14, 2026. The line of credit may be used for temporary or emergency purposes, including redemptions, settlement of trades and rebalancing of portfolio holdings in certain target markets. The Funds may borrow up to the aggregate commitment amount subject to asset coverage and other limitations as specified in the Syndicated Credit Agreement. The Syndicated Credit Agreement has the following terms: a commitment fee of 0.15% per annum on the unused portion of the credit agreement and interest at a rate equal to the higher of (a) Daily Simple Secured Overnight Financing Rate (“SOFR”) plus 0.10% and 1.00% per annum or (b) the U.S. Federal Funds rate plus 1.00% per annum on amounts borrowed. The commitment fee is generally allocated to each Participating Fund based on the lesser of a Participating Fund’s relative exposure to certain target markets or a Participating Fund’s maximum borrowing amount as set forth by the terms of the Syndicated Credit Agreement.
During the six months ended April 30, 2026, the Fund did not borrow under the Syndicated Credit Agreement.

2026 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
10. PRINCIPAL RISKS
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations.  Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.
BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Funds are not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Market Risk:  Investments in the securities of issuers domiciled in countries with emerging capital markets involve certain additional risks that do not generally apply to investments in securities of issuers in more developed capital markets, such as (i) low or nonexistent trading volume, resulting in a lack of liquidity and increased volatility in prices for such securities; (ii) lack of reliable settlement procedures and significant delays in registering the transfer of securities; (iii) uncertain national policies and social, political and economic instability, increasing the potential for expropriation of assets, confiscatory taxation, high rates of inflation or unfavorable diplomatic developments; (iv) lack of publicly available or reliable information about issuers as a result of not being subject to the same degree of regulatory requirements and accounting, auditing and financial reporting standards; and (v) possible fluctuations in exchange rates, differing legal systems and the existence or possible imposition of exchange controls, custodial restrictions or other foreign or U.S. governmental laws or restrictions applicable to such investments.
Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A Fund may invest in illiquid investments. An illiquid investment is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Fund may lose value, regardless of the individual results of the securities and other instruments in which a Fund invests. A Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
The price each Fund could receive upon the sale of any particular portfolio investment may differ from each Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore each Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by each Fund, and each Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
Certain Funds invest a significant portion of their assets in issuers located in a single country or a limited number of countries. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions in that country or those countries may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Unanticipated or sudden political or social developments may cause uncertainty in the markets and as a result adversely affect the Fund’s investments. Foreign issuers may not be subject to the same uniform accounting, auditing and financial reporting standards and
Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)
practices as used in the United States. Foreign securities markets may also be more volatile and less liquid than U.S. securities and may be less subject to governmental supervision not typically associated with investing in U.S. securities. Investment percentages in specific countries are presented in the Schedule of Investments.
The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
Certain Funds invest a significant portion of their assets in securities of issuers located in Europe or with significant exposure to European issuers or countries. The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries as well as acts of war in the region. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Funds’ investments.
Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. The United Kingdom has withdrawn from the European Union, and one or more other countries may withdraw from the European Union and/or abandon the Euro, the common currency of the European Union. These events and actions have adversely affected, and may in the future adversely affect, the value and exchange rate of the Euro and may continue to significantly affect the economies of every country in Europe, including countries that do not use the Euro and non-European Union member states. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far reaching.  In addition, Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions in the region are impossible to predict, but have been, and may continue to be, significant and have a severe adverse effect on the region, including significant negative impacts on the economy and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors.
Certain Funds invest a significant portion of their assets in securities of issuers located in Asia or with significant exposure to Asian issuers or countries. Certain Asian countries have developed increasingly strained relationships with the U.S. or China; if these relations were to worsen, they could adversely affect Asian issuers that rely on the U.S. or China for trade and the region as a whole. The Asian financial markets have experienced volatility and adverse trends due to concerns in several Asian countries regarding monetary policy, government intervention in the markets, rising government debt levels or economic downturns. These events may spread to other countries in Asia and may affect the value and liquidity of certain of the Funds’ investments.
Certain Funds invest a significant portion of their assets in high yield securities. High yield securities that are rated below investment-grade (commonly referred to as “junk bonds”) or are unrated may be deemed speculative, involve greater levels of risk than higher-rated securities of similar maturity and are more likely to default. High yield securities may be issued by less creditworthy issuers, and issuers of high yield securities may be unable to meet their interest or principal payment obligations. High yield securities are subject to extreme price fluctuations, may be less liquid than higher rated fixed-income securities, even under normal economic conditions, and frequently have redemption features.
The Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Funds may be subject to a greater risk of rising interest rates during a period of historically low interest rates. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility, and could negatively impact the Funds’ performance.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
11. CAPITAL SHARE TRANSACTIONS
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

2026 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
Transactions in capital shares were as follows:
	Six Months Ended 04/30/26		Year Ended 10/31/25
iShares ETF	Shares	Amount	Shares	Amount
Euro High Yield Corporate Bond USD Hedged
Shares sold	2,500,000	$133,666,843	500,000	$27,164,882
Shares redeemed	(200,000)	(10,782,249)	(200,000)	(9,867,572)
	2,300,000	$122,884,594	300,000	$17,297,310
J.P. Morgan EM Corporate Bond
Shares sold	600,000	$27,567,254	600,000	$27,219,650
Shares redeemed	(550,000)	(24,871,157)	(1,950,000)	(87,454,941)
	50,000	$2,696,097	(1,350,000)	$(60,235,291)
J.P. Morgan EM High Yield Bond
Shares sold	2,050,000	$82,669,572	2,950,000	$114,463,868
Shares redeemed	(400,000)	(15,857,883)	(2,000,000)	(75,747,496)
	1,650,000	$66,811,689	950,000	$38,716,372
J.P. Morgan EM Local Currency Bond
Shares sold	11,000,000	$460,278,247	2,600,000	$104,657,925
Shares redeemed	(4,000,000)	(164,211,449)	(2,000,000)	(74,435,311)
	7,000,000	$296,066,798	600,000	$30,222,614
US & Intl High Yield Corp Bond
Shares sold	300,000	$13,846,221	1,500,000	$67,821,843
Shares redeemed	—	—	(600,000)	(26,872,286)
	300,000	$13,846,221	900,000	$40,949,557
The consideration for the purchase of Creation Units of a fund in the Company generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash.  Certain funds in the Company may be offered in Creation Units solely or partially for cash in U.S. dollars.  Authorized Participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash.  Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for the Funds using a clearing facility outside of the continuous net settlement process, the Funds, at their sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized Participant, each Funds’ custodian, and the Funds. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund Securities, the Funds may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
12. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Notes to Financial Statements

Additional Information
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
 • Go to icsdelivery.com.
 • If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Funds from BFA's investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Company’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com.

2026 iShares Semi-Annual Financial Statements and Additional Information

Glossary of Terms Used in these Financial Statements

Currency Abbreviation
BRL	Brazilian Real
CAD	Canadian Dollar
CLP	Chilean Peso
CNY	Chinese Yuan
COP	Colombian Peso
CZK	Czech Koruna
DOP	Dominican Peso
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
MXN	Mexican Peso
MYR	Malaysian Ringgit
PEN	Peru Nuevo Sol
PLN	Polish Zloty
RON	Romanian Leu
RSD	Serbian Dinar
THB	Thai Baht
TRY	Turkish Lira
USD	United States Dollar
UYU	Uruguayan Peso
ZAR	South African Rand

Portfolio Abbreviation
CAB	Capital Appreciation Bonds
CJSC	Closed Joint Stock Company
CMT	Constant Maturity Treasury
DIP	Debtor-In-Possession
EURIBOR	Euro Interbank Offered Rate
GOL	General Obligation Limited
JSC	Joint Stock Company
NVS	Non-Voting Shares
PIK	Payment-in-kind
PJSC	Public Joint Stock Company
SOFR	Secured Overnight Financing Rate
Glossary of Terms Used in this Report

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This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by JPMorgan Chase & Co. or Markit Indices Limited, nor do these companies make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the companies listed above.
©2026 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

Item 8 – Changes in and Disagreements with Accountants for Open-End Management Investment Companies – See Item 7

Item 9 – Proxy Disclosures for Open-End Management Investment Companies – See Item 7

Item 10 – Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies – See Item 7

Item 11 – Statement Regarding Basis for Approval of Investment Advisory Contract – See Item 7

Item 12 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 13 – Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 14 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 15 – Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 16 – Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17 – Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable

Item 18 – Recovery of Erroneously Awarded Compensation – Not Applicable

Item 19 – Exhibits attached hereto

(a)(1) Code of Ethics – Not Applicable to this semi-annual report

(a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed – Not Applicable

(a)(3) Section 302 Certifications are attached

(a)(4) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable

(a)(5) Change in registrant’s independent public accountant – Not Applicable

(b) Section 906 Certifications are attached

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares, Inc.

By:	/s/ Jessica Tan
Jessica Tan
President (principal executive officer) of
iShares, Inc.

Date: June 22, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jessica Tan
Jessica Tan
President (principal executive officer) of
iShares, Inc.

Date: June 22, 2026

By:	/s/ Trent Walker
Trent Walker
Treasurer and Chief Financial Officer (principal financial officer) of
iShares, Inc.

Date: June 22, 2026